UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-58431

Name of Registrant: Vanguard Valley Forge Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service: Anne E. Robinson, Esquire P.O. Box 876 Valley Forge, PA 19482

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1: Schedule of Investments

Vanguard Balanced Index Fund

Schedule of Investments (unaudited)
As of September 30, 2018

		Market
		Value
	Shares	($000)
Common Stocks (59.6%)1
Basic Materials (1.4%)
DowDuPont Inc.	1,822,803	117,224
Praxair Inc.	228,971	36,803
Ecolab Inc.	205,478	32,215
Air Products & Chemicals Inc.	167,149	27,922
LyondellBasell Industries NV Class A	249,836	25,611
PPG Industries Inc.	194,080	21,180
International Paper Co.	331,733	16,305
Nucor Corp.	251,146	15,935
Freeport-McMoRan Inc.	1,104,127	15,369
Newmont Mining Corp.	427,581	12,913
Celanese Corp. Class A	108,359	12,353
CF Industries Holdings Inc.	186,528	10,155
International Flavors & Fragrances Inc.	72,393	10,071
Eastman Chemical Co.	102,390	9,801
FMC Corp.	109,087	9,510
Albemarle Corp.	90,132	8,993
Mosaic Co.	276,852	8,992
Steel Dynamics Inc.	177,746	8,032
Avery Dennison Corp.	69,321	7,511
RPM International Inc.	106,781	6,934
* Alcoa Corp.	150,686	6,088
Chemours Co.	144,078	5,682
* Axalta Coating Systems Ltd.	178,390	5,202
Reliance Steel & Aluminum Co.	53,394	4,554
Huntsman Corp.	165,545	4,508
United States Steel Corp.	143,229	4,366
Ashland Global Holdings Inc.	49,384	4,141
Royal Gold Inc.	52,588	4,052
WR Grace & Co.	54,888	3,922
Olin Corp.	136,454	3,504
* Ingevity Corp.	33,757	3,439
Versum Materials Inc.	88,784	3,197
NewMarket Corp.	7,624	3,092
* Cleveland-Cliffs Inc.	242,922	3,075
Balchem Corp.	25,371	2,844
PolyOne Corp.	64,376	2,815
* Univar Inc.	91,611	2,809
Cabot Corp.	44,782	2,809
KapStone Paper and Packaging Corp.	79,514	2,696
Sensient Technologies Corp.	34,774	2,661
Domtar Corp.	50,770	2,649
Westlake Chemical Corp.	30,837	2,563
Scotts Miracle-Gro Co.	32,272	2,541
Peabody Energy Corp.	70,713	2,520
* Platform Specialty Products Corp.	177,041	2,208
Carpenter Technology Corp.	37,180	2,192
HB Fuller Co.	41,452	2,142
Quaker Chemical Corp.	10,239	2,070
Minerals Technologies Inc.	29,192	1,973

	Compass Minerals International Inc.	27,442	1,844
	Commercial Metals Co.	89,609	1,839
*	Ferro Corp.	66,664	1,548
	Worthington Industries Inc.	34,851	1,511
	Innospec Inc.	19,307	1,482
*	GCP Applied Technologies Inc.	55,723	1,479
	Stepan Co.	16,616	1,446
	Kaiser Aluminum Corp.	13,100	1,429
	Arch Coal Inc. Class A	15,406	1,377
*,^	AK Steel Holding Corp.	257,985	1,264
*	Kraton Corp.	26,421	1,246
	Neenah Inc.	13,032	1,125
	Warrior Met Coal Inc.	38,437	1,039
	Hecla Mining Co.	365,601	1,020
	Schweitzer-Mauduit International Inc.	24,518	939
	Materion Corp.	15,005	908
*	Verso Corp.	26,045	877
	Tronox Ltd. Class A	72,779	870
*	AdvanSix Inc.	24,165	820
*	CONSOL Energy Inc.	20,014	817
*	Coeur Mining Inc.	147,637	787
	KMG Chemicals Inc.	10,346	782
	Rayonier Advanced Materials Inc.	41,551	766
*	Codexis Inc.	40,378	692
	Innophos Holdings Inc.	15,510	689
	Chase Corp.	5,479	658
*	CSW Industrials Inc.	11,823	635
*	SunCoke Energy Inc.	52,479	610
	Schnitzer Steel Industries Inc.	22,117	598
*	Resolute Forest Products Inc.	45,030	583
	PH Glatfelter Co.	30,014	574
	Tredegar Corp.	23,965	519
*	Koppers Holdings Inc.	16,605	517
	FutureFuel Corp.	25,100	465
*	PQ Group Holdings Inc.	26,319	460
*	Century Aluminum Co.	37,757	452
*	TimkenSteel Corp.	28,674	426
*	Clearwater Paper Corp.	14,250	423
	American Vanguard Corp.	21,911	394
*	Veritiv Corp.	10,140	369
	Hawkins Inc.	8,872	368
	Haynes International Inc.	10,034	356
*	OMNOVA Solutions Inc.	34,053	335
*	Nexeo Solutions Inc.	27,303	334
	Kronos Worldwide Inc.	17,870	290
*	Intrepid Potash Inc.	72,029	259
*,^	Uranium Energy Corp.	126,095	217
	Gold Resource Corp.	40,411	208
	Synalloy Corp.	7,724	177
*	Universal Stainless & Alloy Products Inc.	6,400	163
	Olympic Steel Inc.	7,800	163
*	AgroFresh Solutions Inc.	24,607	153
*	Ryerson Holding Corp.	13,150	149
*	ChromaDex Corp.	28,600	123
*	Marrone Bio Innovations Inc.	65,159	119
	US Silica Holdings Inc.	5,972	112
	Northern Technologies International Corp.	2,923	101

*	Ur-Energy Inc.	116,580	93
*	LSB Industries Inc.	6,658	65
*	NL Industries Inc.	9,290	56
*	Ramaco Resources Inc.	5,327	40
	United-Guardian Inc.	2,096	34
*	Cloud Peak Energy Inc.	14,692	34
*	Senomyx Inc.	22,468	33
	Hallador Energy Co.	3,592	22
*	General Moly Inc.	34,994	13
*	Pershing Gold Corp.	9,850	12
*	Ampco-Pittsburgh Corp.	1,800	11
*	Solitario Zinc Corp.	21,996	8
*,^	US Gold Corp.	7,188	8
	Friedman Industries Inc.	604	6
*,^	Golden Minerals Co.	21,900	5
*	US Antimony Corp.	3,995	3
*	Centrus Energy Corp. Class A	1,200	3
*,^	Comstock Mining Inc.	12,533	2
*	Paramount Gold Nevada Corp.	1,164	1
*	Westwater Resources Inc.	2,479	1
*,2	Achieve Life Sciences Inc. CVR	19,400	—
			550,499
Consumer Goods (4.5%)
	Procter & Gamble Co.	1,967,721	163,773
	Coca-Cola Co.	3,053,837	141,057
	PepsiCo Inc.	1,116,531	124,828
	Philip Morris International Inc.	1,225,016	99,888
	Altria Group Inc.	1,509,042	91,010
	NIKE Inc. Class B	1,023,068	86,674
	Mondelez International Inc. Class A	1,177,180	50,572
	Activision Blizzard Inc.	581,039	48,337
	Colgate-Palmolive Co.	680,286	45,545
	General Motors Co.	1,018,949	34,308
	Kimberly-Clark Corp.	271,662	30,872
*	Electronic Arts Inc.	246,384	29,687
	Constellation Brands Inc. Class A	127,521	27,496
*,^	Tesla Inc.	102,082	27,028
	Estee Lauder Cos. Inc. Class A	181,832	26,424
	VF Corp.	252,897	23,633
	Archer-Daniels-Midland Co.	442,123	22,226
	Kraft Heinz Co.	378,717	20,871
	General Mills Inc.	480,359	20,617
	Ford Motor Co.	2,207,921	20,423
*	Monster Beverage Corp.	331,020	19,292
	Aptiv plc	209,735	17,597
	Clorox Co.	104,834	15,768
	Kellogg Co.	222,940	15,610
	Tyson Foods Inc. Class A	239,797	14,275
*	Lululemon Athletica Inc.	85,778	13,938
*	Take-Two Interactive Software Inc.	92,359	12,745
	McCormick & Co. Inc.	95,822	12,625
	DR Horton Inc.	282,016	11,895
	Tapestry Inc.	233,954	11,761
	Church & Dwight Co. Inc.	198,007	11,756
	Hershey Co.	114,001	11,628
	Brown-Forman Corp. Class B	226,447	11,447
	Genuine Parts Co.	113,344	11,266

	Conagra Brands Inc.	316,386	10,748
	Lennar Corp. Class A	216,858	10,125
	Hasbro Inc.	91,298	9,597
	PVH Corp.	62,429	9,015
	JM Smucker Co.	87,549	8,983
*	Mohawk Industries Inc.	50,926	8,930
	Hormel Foods Corp.	211,712	8,341
	Molson Coors Brewing Co. Class B	131,433	8,083
	Bunge Ltd.	114,431	7,863
*	Michael Kors Holdings Ltd.	113,724	7,797
	Lamb Weston Holdings Inc.	115,780	7,711
*	LKQ Corp.	240,323	7,611
	BorgWarner Inc.	171,412	7,333
	Garmin Ltd.	101,345	7,099
	Newell Brands Inc.	349,286	7,091
*	NVR Inc.	2,772	6,849
*	Wayfair Inc.	45,180	6,672
	Harley-Davidson Inc.	139,231	6,307
	Ralph Lauren Corp. Class A	45,338	6,236
	Whirlpool Corp.	52,506	6,235
	Ingredion Inc.	58,496	6,140
	Lear Corp.	41,532	6,022
*	Middleby Corp.	45,499	5,885
*	US Foods Holding Corp.	175,607	5,412
	Jefferies Financial Group Inc.	239,834	5,267
*	WABCO Holdings Inc.	43,566	5,138
*	Post Holdings Inc.	52,243	5,122
	Pool Corp.	30,547	5,098
	PulteGroup Inc.	203,264	5,035
	Polaris Industries Inc.	48,712	4,917
	Fortune Brands Home & Security Inc.	91,196	4,775
	Brunswick Corp.	70,634	4,734
*	Herbalife Nutrition Ltd.	86,551	4,721
	Hanesbrands Inc.	253,597	4,674
	Leggett & Platt Inc.	106,182	4,650
	Gentex Corp.	215,191	4,618
	Goodyear Tire & Rubber Co.	196,838	4,604
	Pinnacle Foods Inc.	71,001	4,602
*,^	Mattel Inc.	281,133	4,414
	Campbell Soup Co.	112,590	4,124
	Coty Inc. Class A	309,435	3,887
*,^	Under Armour Inc. Class A	182,709	3,877
	Toll Brothers Inc.	112,360	3,711
*	Keurig Dr Pepper Inc.	159,825	3,703
	Nu Skin Enterprises Inc. Class A	43,944	3,622
	Carter's Inc.	36,182	3,568
	Thor Industries Inc.	42,335	3,543
	Valvoline Inc.	161,612	3,476
*	Skechers U.S.A. Inc. Class A	111,255	3,107
	Wolverine World Wide Inc.	74,416	2,906
	Energizer Holdings Inc.	49,125	2,881
*	Deckers Outdoor Corp.	23,989	2,845
*	Helen of Troy Ltd.	20,880	2,733
	Flowers Foods Inc.	145,861	2,722
*	Zynga Inc. Class A	644,269	2,584
*	Darling Ingredients Inc.	132,981	2,569
	Spectrum Brands Holdings Inc.	32,909	2,459

*,^	iRobot Corp.	21,735	2,389
*	Welbilt Inc.	114,311	2,387
*	Under Armour Inc.	119,683	2,329
	Columbia Sportswear Co.	24,920	2,319
	Lancaster Colony Corp.	15,329	2,287
	Steven Madden Ltd.	42,837	2,266
	Dana Inc.	120,192	2,244
	Delphi Technologies plc	71,191	2,233
*	Visteon Corp.	23,954	2,225
*	TreeHouse Foods Inc.	46,430	2,222
*	Hain Celestial Group Inc.	81,742	2,217
*	Edgewell Personal Care Co.	47,792	2,209
	Medifast Inc.	9,266	2,053
*	Tempur Sealy International Inc.	38,244	2,023
*	Elanco Animal Health Inc.	56,743	1,980
*	Fox Factory Holding Corp.	27,950	1,958
	Tenneco Inc. Class A	46,307	1,951
*	Boston Beer Co. Inc. Class A	6,710	1,929
	Sanderson Farms Inc.	18,322	1,894
	Callaway Golf Co.	76,870	1,867
	Herman Miller Inc.	48,485	1,862
	J&J Snack Foods Corp.	11,753	1,773
	WD-40 Co.	10,260	1,766
	KB Home	72,785	1,740
*	Cavco Industries Inc.	6,702	1,696
*	Taylor Morrison Home Corp. Class A	92,700	1,672
*	Dorman Products Inc.	21,629	1,664
*	Cooper-Standard Holdings Inc.	13,828	1,659
	HNI Corp.	36,788	1,628
	LCI Industries	19,464	1,612
*	American Axle & Manufacturing Holdings Inc.	90,794	1,583
*	G-III Apparel Group Ltd.	32,020	1,543
*	TRI Pointe Group Inc.	123,573	1,532
*	Meritor Inc.	72,221	1,398
	Lennar Corp. Class B	35,769	1,377
	B&G Foods Inc.	49,540	1,360
*	Gentherm Inc.	29,582	1,345
	Universal Corp.	20,325	1,321
	Steelcase Inc. Class A	70,423	1,303
*	Meritage Homes Corp.	32,645	1,303
*	Central Garden & Pet Co. Class A	39,233	1,300
	Cooper Tire & Rubber Co.	44,929	1,271
	La-Z-Boy Inc.	38,861	1,228
	Oxford Industries Inc.	13,325	1,202
*	USANA Health Sciences Inc.	9,866	1,189
	MDC Holdings Inc.	38,786	1,147
	Calavo Growers Inc.	11,876	1,147
	Interface Inc. Class A	48,916	1,142
	Cal-Maine Foods Inc.	23,244	1,123
*	Crocs Inc.	52,477	1,117
*,^	National Beverage Corp.	9,474	1,105
*	Sleep Number Corp.	29,564	1,087
	Winnebago Industries Inc.	30,723	1,018
	Tupperware Brands Corp.	30,279	1,013
*	American Woodmark Corp.	12,683	995
	ACCO Brands Corp.	85,763	969
	Inter Parfums Inc.	14,914	961

	Sturm Ruger & Co. Inc.	13,587	938
	Nutrisystem Inc.	24,294	900
	Knoll Inc.	37,546	880
*	Malibu Boats Inc. Class A	15,883	869
	Seaboard Corp.	234	868
*	Vista Outdoor Inc.	48,221	863
*	Fossil Group Inc.	36,331	846
	Coca-Cola Bottling Co. Consolidated	4,639	846
	MGP Ingredients Inc.	10,673	843
	Andersons Inc.	22,283	839
*	Fitbit Inc. Class A	153,136	819
	Standard Motor Products Inc.	15,247	750
*	Pilgrim's Pride Corp.	41,367	748
*	Glu Mobile Inc.	99,428	741
	Acushnet Holdings Corp.	26,003	713
*	Freshpet Inc.	19,275	707
	Fresh Del Monte Produce Inc.	20,856	707
	Phibro Animal Health Corp. Class A	16,373	702
*	American Outdoor Brands Corp.	44,870	697
*,^	GoPro Inc. Class A	95,300	686
	Vector Group Ltd.	47,222	651
*,^	LGI Homes Inc.	13,575	644
	Skyline Champion Corp.	21,835	624
^	Camping World Holdings Inc. Class A	28,300	603
*	M/I Homes Inc.	24,650	590
	National Presto Industries Inc.	4,507	584
*	Stoneridge Inc.	19,650	584
*	Modine Manufacturing Co.	38,996	581
*	Century Communities Inc.	20,363	535
*	Primo Water Corp.	29,268	528
	John B Sanfilippo & Son Inc.	7,257	518
	Movado Group Inc.	12,279	514
	Kimball International Inc. Class B	28,750	482
*	MCBC Holdings Inc.	13,399	481
	Tower International Inc.	15,417	466
*	Universal Electronics Inc.	11,605	457
*	Motorcar Parts of America Inc.	17,366	407
	Tootsie Roll Industries Inc.	13,439	393
*	Vera Bradley Inc.	23,861	364
*	ZAGG Inc.	22,485	332
	Superior Industries International Inc.	19,127	326
	Hooker Furniture Corp.	9,519	322
	Limoneira Co.	11,853	309
*	William Lyon Homes Class A	18,500	294
*,^	22nd Century Group Inc.	103,781	292
	Johnson Outdoors Inc. Class A	3,125	291
*	Perry Ellis International Inc.	10,120	277
	Ethan Allen Interiors Inc.	13,129	272
*	Farmer Brothers Co.	10,257	271
*	elf Beauty Inc.	20,700	264
*	Seneca Foods Corp. Class A	7,706	260
*	Beazer Homes USA Inc.	24,455	257
	Titan International Inc.	34,500	256
*	Shiloh Industries Inc.	21,493	236
	Turning Point Brands Inc.	5,180	215
*,^	Revlon Inc. Class A	8,865	198
	Bassett Furniture Industries Inc.	9,283	197

*	Nautilus Inc.	13,942	195
*	Funko Inc. Class A	7,951	188
	Libbey Inc.	21,059	184
*	Hovnanian Enterprises Inc. Class A	111,709	179
	Weyco Group Inc.	4,970	175
	Clarus Corp.	15,687	173
*,^	New Age Beverages Corp.	32,314	173
*	Craft Brew Alliance Inc.	10,354	169
*	Pyxus International Inc.	7,319	168
	Rocky Brands Inc.	5,680	161
*,^	PolarityTE Inc.	8,061	154
	Marine Products Corp.	6,600	151
	Hamilton Beach Brands Holding Co. Class A	6,657	146
	Oil-Dri Corp. of America	3,637	140
*,^	Vuzix Corp.	20,000	131
*,^	Arlo Technologies Inc.	8,814	128
	Superior Group of Cos. Inc.	6,340	121
*	Castle Brands Inc.	111,100	119
*,^	Akoustis Technologies Inc.	14,471	114
	Strattec Security Corp.	2,874	102
*	Delta Apparel Inc.	5,403	96
*	Nature's Sunshine Products Inc.	8,998	79
	Dean Foods Co.	10,688	76
	Acme United Corp.	2,950	63
*	Reed's Inc.	17,700	58
	Alico Inc.	1,661	56
	Escalade Inc.	4,289	55
*	Sequential Brands Group Inc.	32,878	55
	Lifetime Brands Inc.	4,982	54
	Kewaunee Scientific Corp.	1,635	52
*	Celsius Holdings Inc.	12,099	49
*	Lipocine Inc.	35,000	48
	P&F Industries Inc. Class A	4,489	37
*	Lifevantage Corp.	2,812	31
	Core Molding Technologies Inc.	4,500	30
*,^	Veru Inc.	20,815	30
	Rocky Mountain Chocolate Factory Inc.	2,476	25
*	Dixie Group Inc.	14,447	23
*	Natural Alternatives International Inc.	2,300	23
*	JAKKS Pacific Inc.	8,379	21
*	Nova Lifestyle Inc.	11,589	20
*	Differential Brands Group Inc.	4,800	19
*	US Auto Parts Network Inc.	10,982	17
*	Lifeway Foods Inc.	6,378	17
*,^	Cherokee Inc.	21,405	16
*	Emerson Radio Corp.	10,353	15
	Unique Fabricating Inc.	1,818	15
	LS Starrett Co. Class A	2,277	14
	Virco Manufacturing Corp.	2,402	12
*	Orchids Paper Products Co.	3,499	12
*	Willamette Valley Vineyards Inc.	1,162	9
*,2	NewStar Financial Inc. CVR Line	22,870	6
	Flexsteel Industries Inc.	182	5
*	Zedge Inc. Class B	1,534	3
*	Summer Infant Inc.	1,702	3
*	CTI Industries Corp.	700	2
			1,767,830

Consumer Services (8.1%)
* Amazon.com Inc.	330,533	662,058
Home Depot Inc.	900,602	186,560
Walt Disney Co.	1,128,963	132,021
Comcast Corp. Class A	3,620,777	128,212
* Netflix Inc.	329,672	123,340
Walmart Inc.	1,180,107	110,824
McDonald's Corp.	621,295	103,936
Costco Wholesale Corp.	347,968	81,731
* Booking Holdings Inc.	38,001	75,394
Lowe's Cos. Inc.	617,034	70,848
CVS Health Corp.	815,967	64,233
Starbucks Corp.	1,026,065	58,322
TJX Cos. Inc.	474,174	53,117
Walgreens Boots Alliance Inc.	678,125	49,435
* Charter Communications Inc. Class A	129,989	42,361
Twenty-First Century Fox Inc. Class A	828,750	38,396
Target Corp.	421,553	37,185
Ross Stores Inc.	300,878	29,817
Delta Air Lines Inc.	497,184	28,752
Marriott International Inc. Class A	208,167	27,484
Sysco Corp.	372,777	27,306
Southwest Airlines Co.	411,737	25,713
* eBay Inc.	753,984	24,897
Dollar General Corp.	215,039	23,504
Yum! Brands Inc.	254,938	23,176
* O'Reilly Automotive Inc.	64,457	22,387
McKesson Corp.	156,490	20,758
Carnival Corp.	323,708	20,643
Hilton Worldwide Holdings Inc.	235,620	19,033
Las Vegas Sands Corp.	316,143	18,757
Kroger Co.	637,164	18,548
Twenty-First Century Fox Inc.	390,796	17,906
Royal Caribbean Cruises Ltd.	134,095	17,424
* United Continental Holdings Inc.	184,970	16,473
* AutoZone Inc.	21,198	16,443
* Dollar Tree Inc.	191,771	15,639
CBS Corp. Class B	267,535	15,370
Best Buy Co. Inc.	190,720	15,136
American Airlines Group Inc.	314,573	13,001
* Ulta Beauty Inc.	45,852	12,936
Omnicom Group Inc.	184,259	12,533
Tiffany & Co.	93,376	12,043
AmerisourceBergen Corp. Class A	130,244	12,011
Expedia Group Inc.	91,213	11,901
Darden Restaurants Inc.	98,319	10,932
* CarMax Inc.	142,222	10,620
MGM Resorts International	369,920	10,324
Kohl's Corp.	136,140	10,149
* GrubHub Inc.	71,662	9,934
Domino's Pizza Inc.	33,527	9,884
Viacom Inc. Class B	289,810	9,784
Advance Auto Parts Inc.	56,509	9,512
* Norwegian Cruise Line Holdings Ltd.	163,903	9,413
* Chipotle Mexican Grill Inc. Class A	20,054	9,115
Tractor Supply Co.	99,010	8,998
* Liberty Broadband Corp.	106,258	8,958

Vail Resorts Inc.	32,442	8,903
* Burlington Stores Inc.	53,827	8,769
* Discovery Communications Inc.	293,775	8,690
Aramark	199,521	8,583
Macy's Inc.	246,182	8,550
Wynn Resorts Ltd.	65,367	8,306
* Copart Inc.	155,357	8,006
* Qurate Retail Group Inc. QVC Group Class A	357,280	7,935
Nielsen Holdings plc	274,439	7,591
Interpublic Group of Cos. Inc.	313,327	7,166
Alaska Air Group Inc.	100,067	6,891
FactSet Research Systems Inc.	30,656	6,858
* ServiceMaster Global Holdings Inc.	107,806	6,687
KAR Auction Services Inc.	108,917	6,501
Gap Inc.	222,248	6,412
* DISH Network Corp. Class A	176,490	6,311
Service Corp. International	141,070	6,235
* Live Nation Entertainment Inc.	110,276	6,007
Nordstrom Inc.	96,451	5,769
^ Sirius XM Holdings Inc.	903,529	5,710
* Liberty Media Corp-Liberty Formula One	152,164	5,659
L Brands Inc.	186,429	5,649
* Liberty Media Corp-Liberty SiriusXM Class C	129,362	5,621
* Five Below Inc.	42,089	5,474
* Bright Horizons Family Solutions Inc.	46,123	5,435
News Corp. Class A	402,783	5,313
* Caesars Entertainment Corp.	512,557	5,254
Sabre Corp.	199,304	5,198
Foot Locker Inc.	96,132	4,901
* JetBlue Airways Corp.	253,066	4,899
Dunkin' Brands Group Inc.	65,037	4,795
Rollins Inc.	78,868	4,786
Altice USA Inc. Class A	260,319	4,722
Wyndham Hotels & Resorts Inc.	83,344	4,631
* Madison Square Garden Co. Class A	14,605	4,605
Dun & Bradstreet Corp.	31,683	4,515
H&R Block Inc.	171,194	4,408
* TripAdvisor Inc.	85,935	4,389
* Grand Canyon Education Inc.	37,823	4,266
* Etsy Inc.	79,771	4,099
Six Flags Entertainment Corp.	58,596	4,091
* Ollie's Bargain Outlet Holdings Inc.	42,531	4,087
Williams-Sonoma Inc.	61,279	4,027
Casey's General Stores Inc.	30,786	3,975
* Trade Desk Inc. Class A	25,089	3,786
* Planet Fitness Inc. Class A	69,364	3,748
Texas Roadhouse Inc. Class A	51,610	3,576
* Discovery Communications Inc. Class A	110,488	3,536
Wyndham Destinations Inc.	80,644	3,497
Cable One Inc.	3,952	3,492
Cinemark Holdings Inc.	85,138	3,423
* Roku Inc.	46,214	3,375
Marriott Vacations Worldwide Corp.	30,113	3,365
Dolby Laboratories Inc. Class A	47,759	3,342
Signet Jewelers Ltd.	48,301	3,184
American Eagle Outfitters Inc.	127,785	3,173
Extended Stay America Inc.	155,506	3,146

*	Yelp Inc. Class A	63,823	3,140
	Aaron's Inc.	57,307	3,121
*	Stamps.com Inc.	13,732	3,106
*	Acxiom Holdings Inc.	60,592	2,994
*	Liberty Media Corp-Liberty SiriusXM Class A	68,566	2,978
	Nexstar Media Group Inc. Class A	35,754	2,910
^	Cracker Barrel Old Country Store Inc.	19,418	2,857
	World Wrestling Entertainment Inc. Class A	29,368	2,841
*	Sprouts Farmers Market Inc.	102,451	2,808
	New York Times Co. Class A	120,688	2,794
	Wendy's Co.	155,337	2,662
*	Performance Food Group Co.	78,947	2,629
	Hyatt Hotels Corp. Class A	32,805	2,611
*	Spirit Airlines Inc.	55,528	2,608
*	Hilton Grand Vacations Inc.	77,806	2,575
*	AMC Networks Inc. Class A	37,345	2,477
*	Urban Outfitters Inc.	60,187	2,462
	Tribune Media Co. Class A	63,285	2,432
	Churchill Downs Inc.	8,691	2,413
	Hillenbrand Inc.	44,463	2,325
*	Chegg Inc.	81,633	2,321
*	Adtalem Global Education Inc.	48,067	2,317
*	Weight Watchers International Inc.	32,065	2,308
	Strategic Education Inc.	16,737	2,293
	Choice Hotels International Inc.	27,269	2,271
	AMERCO	6,343	2,262
*	Eldorado Resorts Inc.	46,421	2,256
	SkyWest Inc.	38,296	2,256
	Dave & Buster's Entertainment Inc.	33,523	2,220
	Dick's Sporting Goods Inc.	62,515	2,218
	John Wiley & Sons Inc. Class A	36,503	2,212
*	Cargurus Inc.	39,685	2,210
*	Murphy USA Inc.	25,696	2,196
*	Penn National Gaming Inc.	65,864	2,168
	TEGNA Inc.	179,833	2,151
	Boyd Gaming Corp.	63,497	2,149
*	Liberty Expedia Holdings Inc. Class A	44,822	2,108
	Lions Gate Entertainment Corp. Class B	88,399	2,060
*,^	RH	15,371	2,014
*	AutoNation Inc.	48,452	2,013
	Graham Holdings Co. Class B	3,385	1,961
	DSW Inc. Class A	55,645	1,885
*	Pandora Media Inc.	196,000	1,864
*	Sally Beauty Holdings Inc.	100,676	1,851
	Cheesecake Factory Inc.	33,587	1,798
*	National Vision Holdings Inc.	39,364	1,777
	Jack in the Box Inc.	21,129	1,771
	Monro Inc.	25,445	1,771
*	Sotheby's	35,828	1,762
	Morningstar Inc.	13,946	1,756
	Sinclair Broadcast Group Inc. Class A	61,800	1,752
*	Shutterfly Inc.	26,409	1,740
	PriceSmart Inc.	21,394	1,732
*	Avis Budget Group Inc.	53,766	1,728
	Meredith Corp.	33,123	1,691
	Children's Place Inc.	13,000	1,661
	Lithia Motors Inc. Class A	19,860	1,622

*	Cars.com Inc.	58,734	1,622
	Wingstop Inc.	23,455	1,601
	Bed Bath & Beyond Inc.	106,655	1,600
*	BJ's Wholesale Club Holdings Inc.	59,185	1,585
	Hawaiian Holdings Inc.	39,519	1,585
	Brinker International Inc.	33,085	1,546
	Office Depot Inc.	466,431	1,497
	Big Lots Inc.	35,349	1,477
	Red Rock Resorts Inc. Class A	54,847	1,462
*	SeaWorld Entertainment Inc.	44,300	1,392
*,^	Rite Aid Corp.	1,071,217	1,371
*,^	Carvana Co. Class A	23,180	1,370
	Bloomin' Brands Inc.	68,923	1,364
	Penske Automotive Group Inc.	28,699	1,360
^	GameStop Corp. Class A	88,118	1,346
*	Belmond Ltd. Class A	71,810	1,311
	Allegiant Travel Co. Class A	10,333	1,310
*	Floor & Decor Holdings Inc. Class A	42,758	1,290
	Matthews International Corp. Class A	25,569	1,282
*	Groupon Inc. Class A	340,079	1,282
	Core-Mark Holding Co. Inc.	37,224	1,264
*	MSG Networks Inc.	48,661	1,255
*	Pinnacle Entertainment Inc.	36,373	1,225
*	United Natural Foods Inc.	40,858	1,224
*,^	ANGI Homeservices Inc. Class A	51,517	1,210
	Sonic Corp.	27,826	1,206
	BJ's Restaurants Inc.	16,375	1,182
	Abercrombie & Fitch Co.	55,816	1,179
*	Asbury Automotive Group Inc.	16,972	1,167
	Caleres Inc.	32,428	1,163
	Dine Brands Global Inc.	13,973	1,136
*	At Home Group Inc.	35,459	1,118
*	Gray Television Inc.	63,861	1,118
	Group 1 Automotive Inc.	16,423	1,066
	Guess? Inc.	46,001	1,040
*	Scientific Games Corp.	40,780	1,036
*	SUPERVALU Inc.	31,950	1,029
*	Herc Holdings Inc.	20,094	1,029
*	comScore Inc.	56,164	1,024
*	Quotient Technology Inc.	66,033	1,023
	Tailored Brands Inc.	40,419	1,018
*	Shake Shack Inc. Class A	15,736	992
*	Houghton Mifflin Harcourt Co.	139,900	979
	Viad Corp.	16,495	977
	Gannett Co. Inc.	96,367	965
	Papa John's International Inc.	18,576	953
	Lions Gate Entertainment Corp. Class A	38,569	941
*	Laureate Education Inc. Class A	60,656	937
*	TrueCar Inc.	64,800	914
	AMC Entertainment Holdings Inc. Class A	44,422	911
*	Liberty TripAdvisor Holdings Inc. Class A	61,096	907
	Chico's FAS Inc.	103,990	902
*	Simply Good Foods Co.	46,347	901
*	Liberty Media Corp-Liberty Formula One Class A	24,934	887
*	Diplomat Pharmacy Inc.	45,054	874
	Scholastic Corp.	18,263	853
	EW Scripps Co. Class A	49,439	816

	International Speedway Corp. Class A	18,469	809
*	Liberty Media Corp-Liberty Braves	29,622	807
*	Career Education Corp.	52,393	782
^	Dillard's Inc. Class A	10,142	774
*,^	Trupanion Inc.	21,300	761
*	Genesco Inc.	15,784	743
*	Hertz Global Holdings Inc.	44,847	732
	New Media Investment Group Inc.	45,832	719
	Ruth's Hospitality Group Inc.	22,450	708
*	Denny's Corp.	46,401	683
	National CineMedia Inc.	64,395	682
*	Chefs' Warehouse Inc.	18,575	675
	Marcus Corp.	15,980	672
*	Ascena Retail Group Inc.	144,560	661
*	Express Inc.	58,481	647
*	XO Group Inc.	18,358	633
*	Party City Holdco Inc.	46,614	632
*,^	Stitch Fix Inc. Class A	14,224	623
*	Boot Barn Holdings Inc.	21,467	610
*	SP Plus Corp.	16,446	600
*	K12 Inc.	33,606	595
	Buckle Inc.	25,065	578
*	Rent-A-Center Inc.	39,731	571
*	Providence Service Corp.	8,287	558
*,^	Conn's Inc.	15,589	551
	Weis Markets Inc.	12,686	551
*	Regis Corp.	26,637	544
	PetMed Express Inc.	16,301	538
*	PlayAGS Inc.	17,198	507
	Entercom Communications Corp. Class A	62,551	494
*	MarineMax Inc.	21,608	459
*	Fiesta Restaurant Group Inc.	16,626	445
*	Care.com Inc.	19,919	440
*	Carrols Restaurant Group Inc.	28,976	423
*	QuinStreet Inc.	30,900	419
*	Zumiez Inc.	15,828	417
	Shoe Carnival Inc.	10,511	405
	SpartanNash Co.	20,029	402
*	American Public Education Inc.	12,145	401
	Cato Corp. Class A	18,752	394
	Ingles Markets Inc. Class A	11,200	384
*	Lumber Liquidators Holdings Inc.	24,759	384
*	Monarch Casino & Resort Inc.	8,296	377
	Haverty Furniture Cos. Inc.	16,260	359
	Sonic Automotive Inc. Class A	18,297	354
*	Golden Entertainment Inc.	14,478	348
*	America's Car-Mart Inc.	4,419	346
*	Chuy's Holdings Inc.	13,027	342
	Emerald Expositions Events Inc.	20,448	337
	Winmark Corp.	2,000	332
*	Habit Restaurants Inc. Class A	19,900	317
*	Clean Energy Fuels Corp.	121,000	315
	Tilly's Inc. Class A	16,052	304
*,^	Overstock.com Inc.	10,886	302
	Citi Trends Inc.	10,398	299
*	Drive Shack Inc.	49,233	293
*	Hibbett Sports Inc.	15,479	291

*	Lindblad Expeditions Holdings Inc.	19,500	290
*	Duluth Holdings Inc.	9,034	284
*	TechTarget Inc.	13,742	267
*	Del Taco Restaurants Inc.	22,300	263
*	Potbelly Corp.	21,279	262
	Tile Shop Holdings Inc.	36,050	258
	Carriage Services Inc. Class A	11,883	256
*	Titan Machinery Inc.	15,500	240
*	tronc Inc.	14,663	239
*	Red Robin Gourmet Burgers Inc.	5,921	238
*	Bridgepoint Education Inc. Class A	22,349	227
*,^	Noodles & Co. Class A	18,524	224
*	Liberty Media Corp-Liberty Braves	8,126	222
	Nathan's Famous Inc.	2,601	214
*	1-800-Flowers.com Inc. Class A	17,655	208
*	Sportsman's Warehouse Holdings Inc.	35,589	208
	RCI Hospitality Holdings Inc.	7,025	208
*	Boston Omaha Corp. Class A	6,948	208
*	El Pollo Loco Holdings Inc.	16,500	207
	Village Super Market Inc. Class A	7,310	199
*	Container Store Group Inc.	17,200	191
*	Bojangles' Inc.	12,103	190
	Natural Health Trends Corp.	8,159	190
*	Avid Technology Inc.	31,500	187
*	Century Casinos Inc.	24,447	182
	Viacom Inc. Class A	4,984	182
*	Vitamin Shoppe Inc.	18,110	181
*	GNC Holdings Inc. Class A	42,400	176
*	Daily Journal Corp.	728	175
*	Rubicon Project Inc.	46,931	169
*	Tuesday Morning Corp.	51,511	165
	Saga Communications Inc. Class A	4,501	163
	Clear Channel Outdoor Holdings Inc. Class A	27,200	162
*	Lands' End Inc.	9,121	160
*	Natural Grocers by Vitamin Cottage Inc.	9,325	157
*	Liquidity Services Inc.	24,700	157
*	Gaia Inc. Class A	9,751	150
*	J Alexander's Holdings Inc.	12,398	148
*	Red Lion Hotels Corp.	11,733	147
	Speedway Motorsports Inc.	8,146	145
*	PCM Inc.	7,419	145
*	Build-A-Bear Workshop Inc.	15,613	141
	Entravision Communications Corp. Class A	28,771	141
*	Reading International Inc. Class A	8,456	134
*	Francesca's Holdings Corp.	32,798	122
*	Cambium Learning Group Inc.	10,044	119
*	New York & Co. Inc.	27,708	107
*	MDC Partners Inc. Class A	25,100	104
	A-Mark Precious Metals Inc.	7,825	102
	CBS Corp. Class A	1,703	99
*	Leaf Group Ltd.	9,780	98
*	Town Sports International Holdings Inc.	10,970	95
*	Lee Enterprises Inc.	33,725	89
	Collectors Universe Inc.	5,845	86
	News Corp. Class B	6,235	85
*	RealNetworks Inc.	28,489	84
*	Biglari Holdings Inc.	90	83

*	Profire Energy Inc.	25,333	81
	Pier 1 Imports Inc.	53,700	81
*	J. Jill Inc.	12,700	78
	AH Belo Corp. Class A	16,602	76
	Townsquare Media Inc. Class A	9,400	74
*	Fred's Inc. Class A	34,300	70
*	Biglari Holdings Inc. Class B	361	65
*	Urban One Inc.	29,275	59
	Marchex Inc. Class B	18,900	53
*	Del Frisco's Restaurant Group Inc.	6,022	50
^	Stage Stores Inc.	23,471	46
*	Global Eagle Entertainment Inc.	16,220	46
*	Digital Turbine Inc.	36,287	45
*	Destination XL Group Inc.	17,912	45
*,^	Stein Mart Inc.	18,100	43
*	Barnes & Noble Education Inc.	7,289	42
*	Travelzoo	3,500	41
*,^	Blue Apron Holdings Inc. Class A	22,830	39
	Educational Development Corp.	3,422	39
*	Hemisphere Media Group Inc. Class A	2,648	37
*	EVINE Live Inc.	27,697	32
	Ark Restaurants Corp.	1,339	31
*	Social Reality Inc.	7,581	30
*	TheStreet Inc.	13,387	29
*,^	Inspired Entertainment Inc.	3,808	23
*	McClatchy Co. Class A	2,533	22
*	Ascent Capital Group Inc. Class A	11,401	20
*	Smart & Final Stores Inc.	3,300	19
*	Luby's Inc.	10,342	18
*	Diversified Restaurant Holdings Inc.	11,200	16
*	Full House Resorts Inc.	5,089	15
*	Sears Hometown and Outlet Stores Inc.	5,130	15
*	Insignia Systems Inc.	8,400	15
*	EverQuote Inc. Class A	967	14
	CSS Industries Inc.	900	13
*	ONE Group Hospitality Inc.	3,617	13
*	Ifresh Inc.	5,703	13
*	Kona Grill Inc.	4,638	11
*,^	LiveXLive Media Inc.	2,482	10
*	Famous Dave's of America Inc.	1,427	9
*	CafePress Inc.	6,314	9
*	AutoWeb Inc.	3,089	9
*	Youngevity International Inc.	1,200	8
*	Papa Murphy's Holdings Inc.	1,508	8
*	Purple Innovation Inc.	1,300	8
	Beasley Broadcast Group Inc. Class A	1,085	7
*	Good Times Restaurants Inc.	1,300	6
*	Destination Maternity Corp.	900	4
	Peak Resorts Inc.	787	4
*	Rave Restaurant Group Inc.	2,111	3
	Harte-Hanks Inc.	406	3
*	DGSE Cos. Inc.	4,465	3
*	NTN Buzztime Inc.	600	3
*	Genius Brands International Inc.	1,237	3
	Chicken Soup For The Soul Entertainment Inc.	200	2
*	Emmis Communications Corp. Class A	389	2
*	SPAR Group Inc.	1,993	2

*	BioHiTech Global Inc.	300	1
*	Eastside Distilling Inc.	100	1
*	National American University Holdings Inc.	600	—
*	Urban One Inc. Class A	203	—
*	Nevada Gold & Casinos Inc.	100	—
*,2	Adolor Corp. Rights Exp. 07/01/2019	34,581	—
			3,197,277
Financials (11.4%)
*	Berkshire Hathaway Inc. Class B	1,441,959	308,738
	JPMorgan Chase & Co.	2,669,206	301,193
	Bank of America Corp.	7,522,762	221,621
	Visa Inc. Class A	1,409,849	211,604
	Wells Fargo & Co.	3,444,558	181,046
	Mastercard Inc. Class A	738,149	164,319
	Citigroup Inc.	1,991,417	142,864
	US Bancorp	1,209,883	63,894
	Goldman Sachs Group Inc.	271,607	60,905
	American Express Co.	551,308	58,709
	American Tower Corp.	351,969	51,141
	Morgan Stanley	1,049,670	48,883
	PNC Financial Services Group Inc.	353,840	48,189
	Charles Schwab Corp.	970,193	47,685
	Chubb Ltd.	352,487	47,106
	CME Group Inc.	270,757	46,086
	Simon Property Group Inc.	246,024	43,485
	BlackRock Inc.	89,470	42,170
	S&P Global Inc.	197,474	38,584
	American International Group Inc.	713,114	37,966
	Crown Castle International Corp.	331,133	36,865
	Bank of New York Mellon Corp.	721,314	36,780
	Capital One Financial Corp.	383,167	36,374
	Intercontinental Exchange Inc.	459,803	34,435
	Prologis Inc.	499,753	33,878
	Marsh & McLennan Cos. Inc.	404,861	33,490
	Progressive Corp.	460,541	32,717
	Prudential Financial Inc.	313,937	31,808
	Aon plc	194,449	29,902
	BB&T Corp.	608,482	29,536
	Aflac Inc.	604,309	28,445
	MetLife Inc.	599,466	28,007
	Travelers Cos. Inc.	214,824	27,865
	Equinix Inc.	63,679	27,566
	Allstate Corp.	276,891	27,329
*	Berkshire Hathaway Inc. Class A	79	25,280
	SunTrust Banks Inc.	368,862	24,636
	Public Storage	118,026	23,798
	State Street Corp.	281,712	23,602
	Moody's Corp.	129,803	21,703
	Discover Financial Services	274,607	20,994
	AvalonBay Communities Inc.	109,641	19,861
	T. Rowe Price Group Inc.	181,524	19,819
	Equity Residential	294,539	19,516
	Welltower Inc.	302,960	19,486
	Weyerhaeuser Co.	603,411	19,472
	Digital Realty Trust Inc.	164,264	18,476
	Northern Trust Corp.	170,078	17,370
	M&T Bank Corp.	104,106	17,130

KeyCorp	847,220	16,851
Ameriprise Financial Inc.	113,954	16,826
Synchrony Financial	536,537	16,676
Regions Financial Corp.	886,116	16,260
Ventas Inc.	290,686	15,807
Boston Properties Inc.	122,522	15,081
Fifth Third Bancorp	538,702	15,041
Citizens Financial Group Inc.	383,679	14,798
* SBA Communications Corp. Class A	92,060	14,788
* IHS Markit Ltd.	273,872	14,778
Hartford Financial Services Group Inc.	290,544	14,516
Principal Financial Group Inc.	233,622	13,688
Essex Property Trust Inc.	53,700	13,248
Huntington Bancshares Inc.	884,365	13,195
Realty Income Corp.	230,516	13,114
* SVB Financial Group	41,542	12,912
Equifax Inc.	98,682	12,885
First Republic Bank	130,844	12,561
Host Hotels & Resorts Inc.	593,189	12,516
* Markel Corp.	10,425	12,390
Comerica Inc.	135,619	12,233
TD Ameritrade Holding Corp.	227,933	12,042
Lincoln National Corp.	177,639	12,019
MSCI Inc. Class A	67,071	11,899
* E*TRADE Financial Corp.	208,314	10,914
* CBRE Group Inc. Class A	246,154	10,855
Arthur J Gallagher & Co.	143,170	10,658
Annaly Capital Management Inc.	1,032,082	10,558
Alexandria Real Estate Equities Inc.	82,005	10,315
HCP Inc.	388,977	10,238
Vornado Realty Trust	139,198	10,161
KKR & Co. Inc. Class A	371,428	10,129
Raymond James Financial Inc.	106,614	9,814
Cincinnati Financial Corp.	126,917	9,748
* Arch Capital Group Ltd.	314,844	9,385
Mid-America Apartment Communities Inc.	93,117	9,328
Ally Financial Inc.	349,444	9,243
Cboe Global Markets Inc.	91,751	8,804
UDR Inc.	217,536	8,795
Loews Corp.	168,655	8,472
Fidelity National Financial Inc.	210,231	8,273
Duke Realty Corp.	290,174	8,232
Extra Space Storage Inc.	94,774	8,211
Iron Mountain Inc.	233,751	8,069
Regency Centers Corp.	123,551	7,990
Zions Bancorp NA	157,472	7,897
Nasdaq Inc.	91,902	7,885
Invesco Ltd.	339,274	7,763
Alleghany Corp.	11,820	7,713
Everest Re Group Ltd.	33,266	7,600
Federal Realty Investment Trust	59,552	7,532
Reinsurance Group of America Inc. Class A	51,486	7,443
Unum Group	182,113	7,115
East West Bancorp Inc.	117,070	7,068
Camden Property Trust	75,258	7,042
Franklin Resources Inc.	230,362	7,005
SEI Investments Co.	114,321	6,985

AGNC Investment Corp.	374,484	6,977
SL Green Realty Corp.	70,866	6,912
Torchmark Corp.	78,455	6,801
Sun Communities Inc.	64,898	6,590
* Athene Holding Ltd. Class A	126,716	6,546
Macerich Co.	114,758	6,345
Voya Financial Inc.	127,480	6,332
Western Union Co.	326,055	6,215
Affiliated Managers Group Inc.	44,574	6,094
American Financial Group Inc.	53,938	5,985
* Black Knight Inc.	113,967	5,921
VEREIT Inc.	813,082	5,903
Equity LifeStyle Properties Inc.	60,360	5,822
WR Berkley Corp.	72,781	5,817
Gaming and Leisure Properties Inc.	164,180	5,787
Apartment Investment & Management Co.	127,322	5,619
Kimco Realty Corp.	334,686	5,603
National Retail Properties Inc.	124,695	5,589
Kilroy Realty Corp.	77,826	5,579
WP Carey Inc.	86,218	5,545
VICI Properties Inc.	252,065	5,450
* Omega Healthcare Investors Inc.	164,133	5,379
Brown & Brown Inc.	180,705	5,343
Old Republic International Corp.	236,288	5,288
CyrusOne Inc.	83,402	5,288
Lamar Advertising Co. Class A	67,535	5,254
Jones Lang LaSalle Inc.	36,371	5,249
Park Hotels & Resorts Inc.	158,872	5,214
MarketAxess Holdings Inc.	29,073	5,189
Invitation Homes Inc.	222,805	5,104
Lazard Ltd. Class A	105,844	5,094
People's United Financial Inc.	292,404	5,006
Liberty Property Trust	118,480	5,006
Commerce Bancshares Inc.	75,274	4,970
PacWest Bancorp	103,844	4,948
Signature Bank	42,943	4,932
Cullen/Frost Bankers Inc.	46,594	4,866
Douglas Emmett Inc.	128,923	4,863
Forest City Realty Trust Inc. Class A	192,772	4,837
Eaton Vance Corp.	90,596	4,762
CIT Group Inc.	91,252	4,709
Assurant Inc.	43,258	4,670
First Horizon National Corp.	270,508	4,669
American Campus Communities Inc.	113,129	4,656
Healthcare Trust of America Inc. Class A	173,242	4,620
New Residential Investment Corp.	254,153	4,529
Medical Properties Trust Inc.	301,959	4,502
Brixmor Property Group Inc.	252,291	4,418
Webster Financial Corp.	74,673	4,403
First American Financial Corp.	85,336	4,402
* Credit Acceptance Corp.	10,028	4,393
LPL Financial Holdings Inc.	67,879	4,379
RenaissanceRe Holdings Ltd.	32,585	4,353
* Brighthouse Financial Inc.	97,611	4,318
* Western Alliance Bancorp	75,646	4,303
EPR Properties	62,167	4,253
Popular Inc.	82,834	4,245

* GCI Liberty Inc. - Class A	81,486	4,156
CubeSmart	145,313	4,146
Synovus Financial Corp.	90,533	4,145
Hanover Insurance Group Inc.	33,589	4,144
Hudson Pacific Properties Inc.	126,198	4,129
* MGIC Investment Corp.	306,836	4,084
Primerica Inc.	33,849	4,080
Starwood Property Trust Inc.	188,353	4,053
Highwoods Properties Inc.	84,680	4,002
American Homes 4 Rent Class A	182,066	3,985
International Bancshares Corp.	87,768	3,950
* SLM Corp.	354,028	3,947
* Howard Hughes Corp.	31,652	3,932
STORE Capital Corp.	141,088	3,921
Sterling Bancorp	177,708	3,910
IBERIABANK Corp.	47,952	3,901
Wintrust Financial Corp.	45,536	3,868
* Bank OZK	100,651	3,821
Prosperity Bancshares Inc.	54,731	3,796
Umpqua Holdings Corp.	180,033	3,745
Axis Capital Holdings Ltd.	64,656	3,731
Janus Henderson Group plc	138,373	3,731
Hospitality Properties Trust	127,999	3,691
* Zillow Group Inc.	83,417	3,691
Associated Banc-Corp	141,336	3,675
Pinnacle Financial Partners Inc.	61,038	3,671
Radian Group Inc.	175,126	3,620
Senior Housing Properties Trust	203,432	3,572
FNB Corp.	280,051	3,562
Assured Guaranty Ltd.	83,183	3,513
Gramercy Property Trust	126,229	3,464
Rayonier Inc.	101,912	3,446
Sabra Health Care REIT Inc.	147,316	3,406
Life Storage Inc.	35,681	3,395
* Essent Group Ltd.	76,662	3,392
Hancock Whitney Corp.	70,764	3,365
Kemper Corp.	41,679	3,353
* Green Dot Corp. Class A	37,258	3,309
* Texas Capital Bancshares Inc.	39,815	3,291
CoreSite Realty Corp.	29,549	3,284
Healthcare Realty Trust Inc.	108,016	3,161
Chemical Financial Corp.	58,861	3,143
JBG SMITH Properties	85,212	3,138
Two Harbors Investment Corp.	207,744	3,102
LaSalle Hotel Properties	89,407	3,093
United Bankshares Inc.	85,011	3,090
Ryman Hospitality Properties Inc.	35,536	3,062
Apple Hospitality REIT Inc.	174,589	3,054
MB Financial Inc.	66,096	3,048
First Industrial Realty Trust Inc.	97,004	3,046
BankUnited Inc.	85,944	3,042
Cousins Properties Inc.	340,558	3,028
Weingarten Realty Investors	101,646	3,025
First Financial Bankshares Inc.	51,047	3,017
Glacier Bancorp Inc.	70,001	3,016
Sunstone Hotel Investors Inc.	183,968	3,010
Selective Insurance Group Inc.	47,004	2,985

Valley National Bancorp	264,233	2,973
Interactive Brokers Group Inc.	53,500	2,959
Navient Corp.	219,223	2,955
CNO Financial Group Inc.	137,538	2,919
Home BancShares Inc.	130,977	2,868
Spirit Realty Capital Inc.	355,624	2,866
Stifel Financial Corp.	55,059	2,822
Taubman Centers Inc.	46,893	2,806
TCF Financial Corp.	117,729	2,803
FirstCash Inc.	34,072	2,794
Bank of Hawaii Corp.	34,706	2,739
Uniti Group Inc.	135,499	2,730
RLJ Lodging Trust	123,852	2,728
Physicians Realty Trust	161,200	2,718
AXA Equitable Holdings Inc.	126,060	2,704
Cathay General Bancorp	64,218	2,661
MFA Financial Inc.	360,991	2,653
RLI Corp.	33,707	2,649
Chimera Investment Corp.	145,223	2,633
Brookfield Property REIT Inc. Class A	125,287	2,622
Evercore Inc. Class A	25,968	2,611
UMB Financial Corp.	36,808	2,610
Erie Indemnity Co. Class A	20,224	2,579
BancorpSouth Bank	78,872	2,579
Investors Bancorp Inc.	209,346	2,569
Corporate Office Properties Trust	85,277	2,544
Community Bank System Inc.	41,453	2,532
Fulton Financial Corp.	150,806	2,511
Blackstone Mortgage Trust Inc. Class A	74,897	2,510
BGC Partners Inc. Class A	211,565	2,501
EastGroup Properties Inc.	25,986	2,485
Old National Bancorp	128,032	2,471
National Health Investors Inc.	32,552	2,461
South State Corp.	29,992	2,459
Paramount Group Inc.	162,031	2,445
American Equity Investment Life Holding Co.	69,016	2,440
GEO Group Inc.	96,798	2,435
Columbia Banking System Inc.	61,035	2,366
First Hawaiian Inc.	86,226	2,342
* Equity Commonwealth	72,973	2,342
First Midwest Bancorp Inc.	87,010	2,314
Brandywine Realty Trust	147,157	2,313
STAG Industrial Inc.	83,670	2,301
* Zillow Group Inc. Class A	51,701	2,285
Empire State Realty Trust Inc.	137,257	2,280
Columbia Property Trust Inc.	95,401	2,255
Washington Federal Inc.	70,335	2,251
Kennedy-Wilson Holdings Inc.	104,426	2,245
White Mountains Insurance Group Ltd.	2,396	2,242
First Citizens BancShares Inc. Class A	4,939	2,234
Retail Properties of America Inc.	183,196	2,233
First Financial Bancorp	74,841	2,223
CoreCivic Inc.	90,793	2,209
Legg Mason Inc.	70,470	2,201
^ Realogy Holdings Corp.	106,420	2,196
Colony Capital Inc.	349,640	2,129
Piedmont Office Realty Trust Inc. Class A	109,761	2,078

	Aspen Insurance Holdings Ltd.	49,428	2,066
	Rexford Industrial Realty Inc.	64,174	2,051
	Great Western Bancorp Inc.	48,312	2,038
	CenterState Bank Corp.	72,453	2,032
*	OneMain Holdings Inc.	60,446	2,032
	Moelis & Co. Class A	37,060	2,031
	Pebblebrook Hotel Trust	55,538	2,020
	Xenia Hotels & Resorts Inc.	85,079	2,016
	Washington REIT	65,679	2,013
	Simmons First National Corp. Class A	67,952	2,001
	PotlatchDeltic Corp.	48,029	1,967
	Union Bankshares Corp.	50,944	1,963
	CVB Financial Corp.	87,089	1,944
	Americold Realty Trust	76,642	1,918
	Outfront Media Inc.	95,947	1,914
	PS Business Parks Inc.	15,047	1,912
	Urban Edge Properties	86,482	1,910
	Independent Bank Corp.	22,731	1,878
	DiamondRock Hospitality Co.	159,910	1,866
	WesBanco Inc.	41,827	1,865
	Federated Investors Inc. Class B	77,041	1,858
	QTS Realty Trust Inc. Class A	43,127	1,840
	Acadia Realty Trust	65,017	1,822
	Retail Opportunity Investments Corp.	96,392	1,800
	Hope Bancorp Inc.	111,029	1,795
	BOK Financial Corp.	18,416	1,791
^	Tanger Factory Outlet Centers Inc.	77,563	1,775
	Santander Consumer USA Holdings Inc.	88,287	1,769
*	Genworth Financial Inc. Class A	414,311	1,728
	First Merchants Corp.	38,191	1,718
	United Community Banks Inc.	61,180	1,706
*	FCB Financial Holdings Inc. Class A	35,907	1,702
	Banner Corp.	27,094	1,684
	Colony Credit Real Estate Inc.	76,419	1,680
	Trustmark Corp.	49,901	1,679
	Argo Group International Holdings Ltd.	26,064	1,643
	ProAssurance Corp.	34,832	1,635
	LegacyTexas Financial Group Inc.	38,081	1,622
	Lexington Realty Trust	193,931	1,610
*	Enstar Group Ltd.	7,705	1,606
	Towne Bank	51,751	1,597
*	First BanCorp	175,288	1,595
	Cadence BanCorp Class A	60,138	1,571
*	Axos Financial Inc.	45,416	1,562
	Renasant Corp.	37,617	1,550
	Ameris Bancorp	33,851	1,547
	Apollo Commercial Real Estate Finance Inc.	81,576	1,539
	Terreno Realty Corp.	40,603	1,531
	LTC Properties Inc.	34,329	1,514
	Chesapeake Lodging Trust	46,833	1,502
	Invesco Mortgage Capital Inc.	94,826	1,500
	Capitol Federal Financial Inc.	115,870	1,476
	Heartland Financial USA Inc.	24,834	1,442
	Horace Mann Educators Corp.	31,970	1,435
*,^	LendingTree Inc.	6,097	1,403
*	Pacific Premier Bancorp Inc.	37,539	1,396
	Artisan Partners Asset Management Inc. Class A	43,032	1,394

Navigators Group Inc.	20,114	1,390
* Eagle Bancorp Inc.	27,257	1,379
Four Corners Property Trust Inc.	53,518	1,375
Waddell & Reed Financial Inc. Class A	64,635	1,369
ServisFirst Bancshares Inc.	34,558	1,353
Northwest Bancshares Inc.	77,735	1,346
Berkshire Hills Bancorp Inc.	32,614	1,327
HFF Inc. Class A	30,535	1,297
Mack-Cali Realty Corp.	60,722	1,291
NBT Bancorp Inc.	33,350	1,280
* PRA Group Inc.	35,240	1,269
Agree Realty Corp.	23,856	1,267
Westamerica Bancorporation	21,007	1,264
Hilltop Holdings Inc.	62,227	1,255
National General Holdings Corp.	46,527	1,249
Seritage Growth Properties Class A	26,117	1,240
Select Income REIT	56,522	1,240
First Commonwealth Financial Corp.	76,642	1,237
* Clearway Energy Inc.	63,658	1,225
Mercury General Corp.	24,287	1,218
Walker & Dunlop Inc.	22,991	1,216
* LendingClub Corp.	313,050	1,215
Ladder Capital Corp. Class A	71,292	1,208
Global Net Lease Inc.	57,576	1,200
CareTrust REIT Inc.	67,650	1,198
Provident Financial Services Inc.	48,366	1,187
Summit Hotel Properties Inc.	87,582	1,185
WSFS Financial Corp.	24,835	1,171
American Assets Trust Inc.	31,375	1,170
Employers Holdings Inc.	25,631	1,161
National Storage Affiliates Trust	45,463	1,157
AmTrust Financial Services Inc.	78,987	1,147
S&T Bancorp Inc.	26,318	1,141
Park National Corp.	10,740	1,134
Houlihan Lokey Inc. Class A	25,145	1,130
* NMI Holdings Inc. Class A	49,564	1,123
Kite Realty Group Trust	67,315	1,121
Universal Insurance Holdings Inc.	22,916	1,113
First Interstate BancSystem Inc. Class A	24,703	1,107
Washington Prime Group Inc.	150,999	1,102
* Amalgamated Bank Class A	57,100	1,101
* Cannae Holdings Inc.	52,566	1,101
First Busey Corp.	35,258	1,095
Sandy Spring Bancorp Inc.	27,761	1,091
Redwood Trust Inc.	65,989	1,072
Kearny Financial Corp.	76,385	1,058
* FGL Holdings	117,356	1,050
* Seacoast Banking Corp. of Florida	35,345	1,032
Monmouth Real Estate Investment Corp.	61,226	1,024
Brookline Bancorp Inc.	59,390	992
Southside Bancshares Inc.	28,252	983
Independent Bank Group Inc.	14,814	982
James River Group Holdings Ltd.	22,958	978
AMERISAFE Inc.	15,736	975
Safety Insurance Group Inc.	10,813	969
Tompkins Financial Corp.	11,923	968
Boston Private Financial Holdings Inc.	70,152	958

	Heritage Financial Corp.	27,216	957
	Beneficial Bancorp Inc.	55,978	946
	Government Properties Income Trust	83,619	944
	Kinsale Capital Group Inc.	14,747	942
*	Third Point Reinsurance Ltd.	72,323	940
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	43,408	932
	OceanFirst Financial Corp.	34,219	931
	Piper Jaffray Cos.	12,060	921
	PennyMac Mortgage Investment Trust	45,405	919
	Ramco-Gershenson Properties Trust	67,470	918
	State Bank Financial Corp.	30,125	909
	WisdomTree Investments Inc.	105,983	899
	City Holding Co.	11,573	889
	Tier REIT Inc.	36,875	889
	Easterly Government Properties Inc.	45,689	885
	American National Insurance Co.	6,750	873
	United Fire Group Inc.	17,153	871
	First Bancorp	21,426	868
*,^	Redfin Corp.	45,244	846
	Lakeland Financial Corp.	18,077	840
	ARMOUR Residential REIT Inc.	37,237	836
	Stewart Information Services Corp.	17,868	804
*,^	MBIA Inc.	75,067	802
	TriCo Bancshares	20,706	800
	TPG RE Finance Trust Inc.	39,889	799
	Chatham Lodging Trust	38,227	799
	PJT Partners Inc.	15,146	793
	Universal Health Realty Income Trust	10,637	791
	BancFirst Corp.	13,174	790
	Virtu Financial Inc. Class A	38,563	789
	Independence Realty Trust Inc.	74,627	786
	Enterprise Financial Services Corp.	14,618	775
	Getty Realty Corp.	26,617	760
	CBL & Associates Properties Inc.	189,761	757
	National Bank Holdings Corp. Class A	20,083	756
*	Ambac Financial Group Inc.	36,229	740
*	Flagstar Bancorp Inc.	23,300	733
	Banc of California Inc.	38,245	723
	Cohen & Steers Inc.	17,780	722
*	Encore Capital Group Inc.	19,951	715
	United Financial Bancorp Inc.	42,105	709
	Hersha Hospitality Trust Class A	30,893	700
	Franklin Street Properties Corp.	87,651	700
	Bryn Mawr Bank Corp.	14,925	700
*	Enova International Inc.	23,871	687
*	Triumph Bancorp Inc.	17,940	685
	TFS Financial Corp.	45,649	685
	Hanmi Financial Corp.	27,058	674
^	New York Mortgage Trust Inc.	110,400	671
	Lakeland Bancorp Inc.	37,132	670
	Alexander & Baldwin Inc.	29,491	669
	Granite Point Mortgage Trust Inc.	34,192	659
	Central Pacific Financial Corp.	24,733	654
	InfraREIT Inc.	30,701	649
	Meridian Bancorp Inc.	37,888	644
	Investors Real Estate Trust	106,895	639
	TrustCo Bank Corp. NY	74,419	633

	RE/MAX Holdings Inc. Class A	14,222	631
	Preferred Bank	10,676	625
	Preferred Apartment Communities Inc. Class A	35,510	624
	Meta Financial Group Inc.	7,376	610
	Carolina Financial Corp.	16,100	607
	Virtus Investment Partners Inc.	5,327	606
	Nelnet Inc. Class A	10,585	605
	Univest Corp. of Pennsylvania	22,824	604
	ConnectOne Bancorp Inc.	25,376	603
*	Focus Financial Partners Inc. Class A	12,692	602
	OFG Bancorp	37,200	601
	Oritani Financial Corp.	38,618	600
	Hamilton Lane Inc. Class A	13,440	595
	Washington Trust Bancorp Inc.	10,760	595
*,^	Columbia Financial Inc.	35,100	586
	Stock Yards Bancorp Inc.	16,140	586
	Northfield Bancorp Inc.	36,610	583
	CoBiz Financial Inc.	26,315	583
*	HomeStreet Inc.	21,948	582
	Guaranty Bancorp	19,415	577
	Horizon Bancorp Inc.	29,184	576
*	Willscot Corp. Class A	33,579	576
	National Western Life Group Inc. Class A	1,804	576
*	Health Insurance Innovations Inc. Class A	9,300	573
	FBL Financial Group Inc. Class A	7,609	573
	Flushing Financial Corp.	23,366	570
*	TriState Capital Holdings Inc.	20,517	566
	Armada Hoffler Properties Inc.	36,639	554
	iStar Inc.	49,500	553
	Community Trust Bancorp Inc.	11,392	528
*	INTL. FCStone Inc.	10,801	522
	Saul Centers Inc.	9,308	521
	Midland States Bancorp Inc.	16,230	521
*	Veritex Holdings Inc.	18,329	518
	Alexander's Inc.	1,506	517
	Ashford Hospitality Trust Inc.	80,755	516
	German American Bancorp Inc.	14,598	515
	Live Oak Bancshares Inc.	19,100	512
*	Customers Bancorp Inc.	21,681	510
	Investment Technology Group Inc.	23,296	505
	UMH Properties Inc.	32,240	504
	Urstadt Biddle Properties Inc. Class A	23,658	504
	Gladstone Commercial Corp.	26,152	501
	Whitestone REIT	35,845	498
*	St. Joe Co.	29,390	494
	Arbor Realty Trust Inc.	42,665	490
	Fidelity Southern Corp.	19,619	486
	FB Financial Corp.	12,398	486
	Dime Community Bancshares Inc.	27,208	486
	Blue Hills Bancorp Inc.	20,100	484
	RMR Group Inc. Class A	5,197	482
	First Financial Corp.	9,568	480
	Federal Agricultural Mortgage Corp.	6,611	477
	Great Southern Bancorp Inc.	8,604	476
	KKR Real Estate Finance Trust Inc.	23,339	471
*	Marcus & Millichap Inc.	13,545	470
	Community Healthcare Trust Inc.	15,017	465

*	Clearway Energy Inc. Class A	24,330	463
	Anworth Mortgage Asset Corp.	98,907	458
	Front Yard Residential Corp.	42,182	458
	Bridge Bancorp Inc.	13,751	457
	Peoples Bancorp Inc.	12,957	454
	Camden National Corp.	10,417	452
	First Defiance Financial Corp.	15,024	452
	CatchMark Timber Trust Inc. Class A	38,845	444
*	American Finance Trust Inc.	29,021	443
	QCR Holdings Inc.	10,761	440
	Opus Bank	15,907	436
	NexPoint Residential Trust Inc.	13,066	434
*	National Commerce Corp.	10,500	434
	First of Long Island Corp.	19,754	430
*	eHealth Inc.	15,200	430
	Green Bancorp Inc.	19,200	424
	Independent Bank Corp.	17,776	420
	Heritage Commerce Corp.	28,061	419
	AG Mortgage Investment Trust Inc.	22,999	418
	Peapack Gladstone Financial Corp.	13,471	416
*	World Acceptance Corp.	3,630	415
	Bank of Marin Bancorp	4,892	410
*	Franklin Financial Network Inc.	10,402	407
	Mercantile Bank Corp.	12,019	401
	First Community Bancshares Inc.	11,700	396
*	EZCORP Inc. Class A	36,738	393
	Diamond Hill Investment Group Inc.	2,369	392
	Orchid Island Capital Inc.	53,052	385
*	First Foundation Inc.	24,500	383
	Bar Harbor Bankshares	13,189	379
*,^	Cowen Inc. Class A	23,140	377
	CorEnergy Infrastructure Trust Inc.	10,005	376
	CBTX Inc.	10,384	369
	Western Asset Mortgage Capital Corp.	36,500	366
*	WMIH Corp.	262,978	366
	State Auto Financial Corp.	11,941	365
*	Equity Bancshares Inc. Class A	9,271	364
	PennyMac Financial Services Inc. Class A	17,414	364
	Greenhill & Co. Inc.	13,792	363
	Capstead Mortgage Corp.	45,557	360
	Waterstone Financial Inc.	20,994	360
*	Allegiance Bancshares Inc.	8,582	358
*	Ocwen Financial Corp.	90,484	356
	Arrow Financial Corp.	9,561	354
	First Mid-Illinois Bancshares Inc.	8,748	353
	Jernigan Capital Inc.	18,284	353
*	Bancorp Inc.	36,622	351
	First Connecticut Bancorp Inc.	11,769	348
	Westwood Holdings Group Inc.	6,700	347
	People's Utah Bancorp	10,200	346
	Industrial Logistics Properties Trust	15,047	346
*	HomeTrust Bancshares Inc.	11,780	343
	City Office REIT Inc.	27,188	343
	Merchants Bancorp	13,358	340
	United Community Financial Corp.	35,056	339
	Braemar Hotels & Resorts Inc.	28,786	339
*	Nicolet Bankshares Inc.	6,101	333

	BBX Capital Corp. Class A	44,791	332
*	Retail Value Inc.	10,166	332
*	Greenlight Capital Re Ltd. Class A	26,500	329
	Republic Bancorp Inc. Class A	7,126	328
*	On Deck Capital Inc.	43,379	328
*	FRP Holdings Inc.	5,200	323
	United Insurance Holdings Corp.	14,407	322
	Financial Institutions Inc.	10,179	320
	Old Second Bancorp Inc.	20,350	314
	Access National Corp.	11,473	311
	Arlington Asset Investment Corp. Class A	32,612	305
*	Byline Bancorp Inc.	13,362	303
	Cambridge Bancorp	3,335	300
	One Liberty Properties Inc.	10,728	298
	CNB Financial Corp.	10,292	297
*	Republic First Bancorp Inc.	40,959	293
*	Atlantic Capital Bancshares Inc.	17,426	292
	New York REIT Inc.	15,917	289
	Farmers National Banc Corp.	18,771	287
*	Tejon Ranch Co.	13,227	287
	HCI Group Inc.	6,500	284
^	Heritage Insurance Holdings Inc.	18,794	279
	FedNat Holding Co.	10,850	276
	Farmers & Merchants Bancorp Inc.	6,474	276
	MidWestOne Financial Group Inc.	8,214	274
	PCSB Financial Corp.	13,317	271
	Old Line Bancshares Inc.	8,515	269
*,^	Citizens Inc. Class A	31,923	268
	Innovative Industrial Properties Inc.	5,535	267
	First Bancshares Inc.	6,608	258
	Home Bancorp Inc.	5,885	256
*	Goosehead Insurance Inc. Class A	7,546	256
	Sierra Bancorp	8,614	249
*	Altisource Portfolio Solutions SA	7,676	247
	Civista Bancshares Inc.	10,259	247
	PICO Holdings Inc.	19,680	247
	Spirit MTA REIT	21,005	242
	Ares Commercial Real Estate Corp.	16,973	237
	Global Indemnity Ltd.	6,137	231
*	Curo Group Holdings Corp.	7,599	230
	West Bancorporation Inc.	9,752	229
	DDR Corp.	17,114	229
*	Howard Bancorp Inc.	12,771	226
	Essential Properties Realty Trust Inc.	15,720	223
	Citizens & Northern Corp.	8,529	223
	Exantas Capital Corp.	20,024	220
	Southern National Bancorp of Virginia Inc.	13,497	219
	MedEquities Realty Trust Inc.	22,493	219
	Marlin Business Services Corp.	7,477	216
	First Bancorp Inc.	7,436	215
	Cherry Hill Mortgage Investment Corp.	11,880	215
	Hingham Institution for Savings	969	213
	Oppenheimer Holdings Inc. Class A	6,700	212
	Enterprise Bancorp Inc.	6,109	210
*	SmartFinancial Inc.	8,769	206
	Bluerock Residential Growth REIT Inc. Class A	21,010	206
	Ladenburg Thalmann Financial Services Inc.	76,233	206

Codorus Valley Bancorp Inc.	6,523	204
Central Valley Community Bancorp	9,417	203
First Internet Bancorp	6,535	199
* Regional Management Corp.	6,686	193
Clipper Realty Inc.	14,240	193
National Bankshares Inc.	4,223	192
Southern Missouri Bancorp Inc.	5,094	190
Sutherland Asset Management Corp.	11,260	187
Peoples Financial Services Corp.	4,369	185
American National Bankshares Inc.	4,739	185
Guaranty Bancshares Inc.	6,100	184
RBB Bancorp	7,448	182
Northrim BanCorp Inc.	4,388	182
Consolidated-Tomoka Land Co.	2,900	181
* Southern First Bancshares Inc.	4,576	180
* HarborOne Bancorp Inc.	9,300	178
BankFinancial Corp.	11,093	177
* National Energy Services Reunited Corp.	15,132	176
ACNB Corp.	4,702	175
* AV Homes Inc.	8,528	171
MBT Financial Corp.	14,741	167
Investar Holding Corp.	6,192	166
Reliant Bancorp Inc.	6,373	163
Western New England Bancorp Inc.	15,057	163
Macatawa Bank Corp.	13,835	162
* BSB Bancorp Inc.	4,902	160
New York Community Bancorp Inc.	15,257	158
* Forestar Group Inc.	7,424	157
First Bank	11,903	157
Reis Inc.	6,775	156
GAIN Capital Holdings Inc.	23,880	155
Ellington Residential Mortgage REIT	13,368	151
MidSouth Bancorp Inc.	9,761	150
Capital City Bank Group Inc.	6,408	150
EMC Insurance Group Inc.	6,002	148
Norwood Financial Corp.	3,780	148
Premier Financial Bancorp Inc.	8,002	148
LCNB Corp.	7,924	148
Investors Title Co.	878	147
* Elevate Credit Inc.	18,131	146
Summit Financial Group Inc.	6,281	146
* Select Bancorp Inc.	11,753	146
* Metropolitan Bank Holding Corp.	3,526	145
* MoneyGram International Inc.	26,160	140
BCB Bancorp Inc.	10,100	140
Pzena Investment Management Inc. Class A	14,626	140
Century Bancorp Inc. Class A	1,927	139
* Safeguard Scientifics Inc.	14,804	138
Protective Insurance Corp. Class B	5,973	137
Global Medical REIT Inc.	14,476	136
Territorial Bancorp Inc.	4,593	136
* Hallmark Financial Services Inc.	12,230	135
Riverview Bancorp Inc.	15,015	133
1st Source Corp.	2,515	132
MutualFirst Financial Inc.	3,568	131
Kingstone Cos. Inc.	6,913	131
First Financial Northwest Inc.	7,735	128

Sterling Bancorp Inc.	11,290	128
Penns Woods Bancorp Inc.	2,915	127
* Baycom Corp.	4,680	125
Shore Bancshares Inc.	6,928	123
Middlefield Banc Corp.	2,583	122
Northeast Bancorp	5,551	120
First Community Corp.	4,889	118
* First Northwest Bancorp	7,652	118
Hunt Cos. Finance Trust Inc.	30,880	116
Evans Bancorp Inc.	2,410	113
Mackinac Financial Corp.	6,966	113
DNB Financial Corp.	3,057	113
* Entegra Financial Corp.	4,216	112
Bank of Commerce Holdings	8,999	110
* Bank of Princeton	3,594	110
Chemung Financial Corp.	2,585	110
Business First Bancshares Inc.	4,030	107
SB One Bancorp	4,240	107
Parke Bancorp Inc.	4,687	105
Orrstown Financial Services Inc.	4,420	105
Great Ajax Corp.	7,639	104
Community Financial Corp.	3,100	104
First Guaranty Bancshares Inc.	4,010	103
First Business Financial Services Inc.	4,375	101
County Bancorp Inc.	3,986	100
C&F Financial Corp.	1,695	100
Timberland Bancorp Inc.	3,183	99
Cedar Realty Trust Inc.	20,906	97
* Community Bankers Trust Corp.	11,000	97
ESSA Bancorp Inc.	5,882	96
Pennsylvania REIT	10,100	96
Independence Holding Co.	2,594	93
* Esquire Financial Holdings Inc.	3,700	92
Union Bankshares Inc.	1,708	91
Prudential Bancorp Inc.	5,233	91
SB Financial Group Inc.	4,445	90
* Ashford Inc.	1,169	89
* NI Holdings Inc.	5,238	88
Bankwell Financial Group Inc.	2,811	88
First United Corp.	4,668	88
Capstar Financial Holdings Inc.	5,200	87
Tiptree Inc.	12,884	84
Donegal Group Inc. Class A	5,934	84
* Atlas Financial Holdings Inc.	8,360	84
Luther Burbank Corp.	7,700	84
CB Financial Services Inc.	2,702	83
FS Bancorp Inc.	1,463	82
MVB Financial Corp.	4,500	81
Safety Income & Growth Inc.	4,256	80
* Maui Land & Pineapple Co. Inc.	6,199	79
First US Bancshares Inc.	7,300	79
Old Point Financial Corp.	2,564	77
SI Financial Group Inc.	5,345	75
Sotherly Hotels Inc.	10,264	74
Owens Realty Mortgage Inc.	4,339	73
Unity Bancorp Inc.	3,200	73
Ohio Valley Banc Corp.	1,989	73

*,^	eXp World Holdings Inc.	3,943	72
*	Pacific Mercantile Bancorp	7,651	72
*	Stratus Properties Inc.	2,253	69
	1st Constitution Bancorp	3,305	68
	Gladstone Land Corp.	5,212	64
*	Rafael Holdings Inc. Class B	7,573	64
	GAMCO Investors Inc. Class A	2,664	62
	Manning & Napier Inc.	21,069	62
	Blue Capital Reinsurance Holdings Ltd.	6,091	62
	Griffin Industrial Realty Inc.	1,544	60
*	ITUS Corp.	12,776	59
*	Impac Mortgage Holdings Inc.	7,595	57
	Wheeler REIT Inc.	13,185	56
	Peoples Bancorp of North Carolina Inc.	1,954	56
*	Malvern Bancorp Inc.	2,284	55
*	Provident Bancorp Inc.	1,863	54
*,^	Aspen Group Inc.	7,655	52
	American River Bankshares	3,207	49
	First Savings Financial Group Inc.	713	49
	Medley Management Inc. Class A	8,618	45
	Two River Bancorp	2,563	44
	BRT Apartments Corp.	3,573	43
*,^,2	Tobira Therapeutics CVR Exp. 12/31/2028	9,469	43
*	Jason Industries Inc.	12,008	40
	AmeriServ Financial Inc.	8,874	38
	Sachem Capital Corp.	9,025	38
	Silvercrest Asset Management Group Inc. Class A	2,717	38
*	Bank7 Corp.	1,900	37
*	Altisource Asset Management Corp.	600	36
*	Trinity Place Holdings Inc.	5,844	36
3	Federal Agricultural Mortgage Corp. Class A	489	33
	Hennessy Advisors Inc.	2,250	31
	Plumas Bancorp	1,247	31
	United Security Bancshares	2,606	29
	Severn Bancorp Inc.	2,913	29
*	Performant Financial Corp.	11,653	24
	Greene County Bancorp Inc.	709	23
*	Consumer Portfolio Services Inc.	5,912	22
	First Choice Bancorp	766	21
*	PDL Community Bancorp	1,332	20
	PB Bancorp Inc.	1,683	20
	Citizens First Corp.	700	18
*	Transcontinental Realty Investors Inc.	550	18
*	Tremont Mortgage Trust	1,398	16
	Eagle Bancorp Montana Inc.	860	16
*	1347 Property Insurance Holdings Inc.	1,800	12
*	Bridgewater Bancshares Inc.	905	12
	Origin Bancorp Inc.	312	12
*	Meridian Corp.	600	10
	HV Bancorp Inc.	639	10
*	Coastway Bancorp Inc.	322	9
	Bank of South Carolina Corp.	436	9
	Sound Financial Bancorp Inc.	198	8
*	Capital Bancorp Inc.	602	8
	WVS Financial Corp.	400	6
	MSB Financial Corp.	300	6
*	Coastal Financial Corp.	335	6

*	Security National Financial Corp. Class A	1,063	6
	US Global Investors Inc. Class A	3,617	5
*	Intersections Inc.	2,900	5
*	Community First Bancshares Inc.	411	5
	Summit State Bank	290	4
*	Oxbridge Re Holdings Ltd.	2,016	4
	Fidelity D&D Bancorp Inc.	48	3
	Bancorp 34 Inc.	186	3
	Provident Financial Holdings Inc.	137	2
	Southwest Georgia Financial Corp.	100	2
	Asta Funding Inc.	519	2
	Ottawa Bancorp Inc.	140	2
	Bank of the James Financial Group Inc.	109	2
*	Nicholas Financial Inc.	135	2
*,2	Ambit Biosciences Corp. CVR	1,900	1
^	CPI Card Group Inc.	300	1
*	Ditech Holding Corp Warrants Exp. 01/31/2028	2,531	1
*	National Holdings Corp.	200	1
	Central Federal Corp.	37	1
*	Conifer Holdings Inc.	100	1
*	Ditech Holding Corp Series B Warrants Exp. 01/31/2028	2,008	—
	Ames National Corp.	4	—
			4,497,042
Health Care (8.1%)
	Johnson & Johnson	2,137,382	295,322
	Pfizer Inc.	4,667,927	205,716
	UnitedHealth Group Inc.	766,612	203,949
	Merck & Co. Inc.	2,114,435	149,998
	AbbVie Inc.	1,202,253	113,709
	Amgen Inc.	513,711	106,487
	Medtronic plc	1,082,408	106,476
	Abbott Laboratories	1,400,835	102,765
	Eli Lilly & Co.	773,226	82,975
	Bristol-Myers Squibb Co.	1,294,346	80,353
	Gilead Sciences Inc.	1,032,091	79,688
	Thermo Fisher Scientific Inc.	319,966	78,097
*	Biogen Inc.	161,350	57,007
	Anthem Inc.	207,138	56,766
	Becton Dickinson and Co.	213,039	55,603
	Aetna Inc.	259,935	52,728
*	Intuitive Surgical Inc.	90,294	51,829
*	Celgene Corp.	564,268	50,496
	Allergan plc	245,886	46,836
*	Illumina Inc.	117,014	42,951
*	Express Scripts Holding Co.	448,908	42,651
*	Boston Scientific Corp.	1,104,800	42,535
	Stryker Corp.	239,206	42,502
	Cigna Corp.	194,967	40,602
*	Vertex Pharmaceuticals Inc.	206,055	39,715
	Humana Inc.	109,880	37,197
	Zoetis Inc.	385,683	35,313
	Baxter International Inc.	409,502	31,569
	HCA Healthcare Inc.	222,356	30,934
*	Edwards Lifesciences Corp.	168,820	29,392
*	Regeneron Pharmaceuticals Inc.	64,266	25,966
*	Alexion Pharmaceuticals Inc.	171,583	23,852
*	Align Technology Inc.	60,595	23,706

* Centene Corp.	154,819	22,415
Zimmer Biomet Holdings Inc.	163,155	21,450
* IDEXX Laboratories Inc.	69,630	17,384
* IQVIA Holdings Inc.	129,677	16,824
* ABIOMED Inc.	33,244	14,951
* Mylan NV	395,060	14,459
* Laboratory Corp. of America Holdings	81,899	14,224
* BioMarin Pharmaceutical Inc.	143,377	13,903
Cardinal Health Inc.	252,628	13,642
ResMed Inc.	114,099	13,160
* WellCare Health Plans Inc.	39,203	12,564
Quest Diagnostics Inc.	110,130	11,884
Cooper Cos. Inc.	39,894	11,057
* Henry Schein Inc.	125,155	10,642
* Incyte Corp.	149,105	10,300
Teleflex Inc.	36,825	9,799
* DexCom Inc.	67,278	9,623
* Hologic Inc.	222,175	9,105
Universal Health Services Inc. Class B	70,192	8,973
* Neurocrine Biosciences Inc.	72,800	8,951
* Varian Medical Systems Inc.	74,311	8,318
* Nektar Therapeutics Class A	134,587	8,204
* Sarepta Therapeutics Inc.	50,101	8,092
* Exact Sciences Corp.	98,995	7,813
* Jazz Pharmaceuticals plc	46,399	7,801
STERIS plc	67,747	7,750
West Pharmaceutical Services Inc.	59,710	7,372
Perrigo Co. plc	101,967	7,219
* DaVita Inc.	100,309	7,185
* Molina Healthcare Inc.	43,957	6,536
* Seattle Genetics Inc.	83,547	6,443
* Bluebird Bio Inc.	43,436	6,342
Bio-Techne Corp.	30,055	6,135
* Alnylam Pharmaceuticals Inc.	66,553	5,825
Encompass Health Corp.	73,665	5,742
Dentsply Sirona Inc.	144,782	5,464
* Catalent Inc.	115,307	5,252
* Ionis Pharmaceuticals Inc.	101,417	5,231
* Charles River Laboratories International Inc.	38,527	5,183
* Bio-Rad Laboratories Inc. Class A	16,351	5,118
* PRA Health Sciences Inc.	46,269	5,098
Hill-Rom Holdings Inc.	53,710	5,070
* Sage Therapeutics Inc.	35,813	5,059
* Insulet Corp.	47,115	4,992
* Masimo Corp.	37,785	4,706
* Haemonetics Corp.	40,537	4,645
* Envision Healthcare Corp.	98,794	4,518
* Ligand Pharmaceuticals Inc.	16,424	4,508
* Teladoc Health Inc.	50,273	4,341
* United Therapeutics Corp.	33,737	4,314
* Exelixis Inc.	240,426	4,260
* HealthEquity Inc.	44,671	4,217
* Alkermes plc	99,300	4,214
* Integra LifeSciences Holdings Corp.	59,927	3,947
Chemed Corp.	12,260	3,918
* FibroGen Inc.	61,434	3,732
* Penumbra Inc.	24,820	3,716

*	Loxo Oncology Inc.	20,801	3,553
*	Syneos Health Inc.	67,002	3,454
*	MEDNAX Inc.	73,067	3,409
*	ICU Medical Inc.	12,056	3,409
*	Globus Medical Inc.	58,319	3,310
*	Inogen Inc.	13,535	3,304
*	Agios Pharmaceuticals Inc.	39,767	3,067
*	Ultragenyx Pharmaceutical Inc.	38,579	2,945
*	NuVasive Inc.	41,487	2,945
*	Wright Medical Group NV	100,763	2,924
*	Novocure Ltd.	54,754	2,869
*	Amedisys Inc.	22,814	2,851
*	Neogen Corp.	39,258	2,808
*	Endo International plc	166,650	2,805
	Bruker Corp.	81,884	2,739
	Cantel Medical Corp.	28,951	2,665
*	Horizon Pharma plc	135,923	2,661
*	Blueprint Medicines Corp.	33,745	2,634
*	Myriad Genetics Inc.	57,204	2,631
*	Array BioPharma Inc.	172,521	2,622
*	LHC Group Inc.	25,286	2,604
*	Avanos Medical Inc.	37,680	2,581
*	Immunomedics Inc.	122,654	2,555
*	Merit Medical Systems Inc.	41,376	2,543
*	Acadia Healthcare Co. Inc.	67,828	2,388
	Healthcare Services Group Inc.	58,625	2,381
*	Tenet Healthcare Corp.	82,473	2,347
*	Intercept Pharmaceuticals Inc.	18,345	2,318
*	Emergent BioSolutions Inc.	34,428	2,266
*	HMS Holdings Corp.	66,759	2,190
*	Omnicell Inc.	30,088	2,163
*	Ironwood Pharmaceuticals Inc. Class A	113,042	2,087
*	Supernus Pharmaceuticals Inc.	40,674	2,048
*	Mallinckrodt plc	68,900	2,019
*	Aerie Pharmaceuticals Inc.	32,682	2,012
*	LifePoint Health Inc.	30,653	1,974
*	REGENXBIO Inc.	25,336	1,913
*	Amicus Therapeutics Inc.	154,226	1,865
*	Arena Pharmaceuticals Inc.	40,252	1,852
*	Acceleron Pharma Inc.	32,124	1,838
*	Cambrex Corp.	26,696	1,826
*	Halozyme Therapeutics Inc.	99,576	1,809
*	Repligen Corp.	32,221	1,787
*	MyoKardia Inc.	27,324	1,782
*	Heron Therapeutics Inc.	55,837	1,767
*	Tandem Diabetes Care Inc.	41,073	1,760
*	ACADIA Pharmaceuticals Inc.	82,903	1,721
*	Prestige Consumer Healthcare Inc.	45,186	1,712
	Patterson Cos. Inc.	69,203	1,692
*,^	Glaukos Corp.	26,001	1,687
*	BioTelemetry Inc.	26,156	1,686
*	PTC Therapeutics Inc.	35,800	1,683
*	Medicines Co.	55,171	1,650
*	Quidel Corp.	25,236	1,645
	CONMED Corp.	20,109	1,593
*	Zogenix Inc.	32,027	1,589
*	Pacira Pharmaceuticals Inc.	32,203	1,583

*	Momenta Pharmaceuticals Inc.	59,995	1,578
*	AnaptysBio Inc.	15,697	1,566
*	Brookdale Senior Living Inc.	156,202	1,535
*	Amneal Pharmaceuticals Inc.	69,097	1,533
*	Select Medical Holdings Corp.	82,458	1,517
*	Xencor Inc.	38,702	1,508
*	NxStage Medical Inc.	54,072	1,508
	Ensign Group Inc.	38,640	1,465
*	WageWorks Inc.	34,182	1,461
*	Spark Therapeutics Inc.	26,093	1,423
*	Sangamo Therapeutics Inc.	83,638	1,418
*	Magellan Health Inc.	18,946	1,365
*	iRhythm Technologies Inc.	14,311	1,355
*	Portola Pharmaceuticals Inc.	49,600	1,321
*,^	TESARO Inc.	33,100	1,291
*	Spectrum Pharmaceuticals Inc.	76,046	1,278
*	Medpace Holdings Inc.	21,182	1,269
*	STAAR Surgical Co.	25,815	1,239
*	Madrigal Pharmaceuticals Inc.	5,720	1,225
*	Arrowhead Pharmaceuticals Inc.	63,524	1,218
*	Global Blood Therapeutics Inc.	31,897	1,212
*	Corcept Therapeutics Inc.	83,108	1,165
*,^	Reata Pharmaceuticals Inc. Class A	14,044	1,148
*	ImmunoGen Inc.	119,880	1,135
*	Insmed Inc.	54,938	1,111
	US Physical Therapy Inc.	9,358	1,110
*	Theravance Biopharma Inc.	33,821	1,105
*	Atara Biotherapeutics Inc.	26,501	1,096
*	Genomic Health Inc.	15,579	1,094
*	Editas Medicine Inc.	34,353	1,093
*	Mirati Therapeutics Inc.	23,136	1,090
*	NeoGenomics Inc.	69,960	1,074
*	G1 Therapeutics Inc.	20,361	1,065
*	Puma Biotechnology Inc.	22,643	1,038
*,^	Intrexon Corp.	59,854	1,031
*	Tivity Health Inc.	31,849	1,024
*	Endocyte Inc.	57,147	1,015
*	Enanta Pharmaceuticals Inc.	11,689	999
	Luminex Corp.	32,917	998
*	Cardiovascular Systems Inc.	25,346	992
*,^	TherapeuticsMD Inc.	147,808	970
*	AxoGen Inc.	26,054	960
*	Retrophin Inc.	33,350	958
*,^	OPKO Health Inc.	274,528	950
*	Nevro Corp.	16,645	949
*	AtriCure Inc.	26,967	945
*	Natus Medical Inc.	26,331	939
*	Vanda Pharmaceuticals Inc.	40,854	938
*	K2M Group Holdings Inc.	34,197	936
*	Aimmune Therapeutics Inc.	33,898	925
*	CryoLife Inc.	25,892	911
*	Omeros Corp.	37,131	906
*	Tactile Systems Technology Inc.	12,615	896
*,^	Esperion Therapeutics Inc.	20,155	894
*	Clovis Oncology Inc.	30,400	893
	Owens & Minor Inc.	53,500	884
*	Audentes Therapeutics Inc.	22,235	880

*	Innoviva Inc.	57,485	876
*	Varex Imaging Corp.	30,413	872
*	Orthofix Medical Inc.	14,470	837
*	Denali Therapeutics Inc.	38,113	829
*,^	Viking Therapeutics Inc.	46,488	810
*	Invitae Corp.	48,340	809
*	Karyopharm Therapeutics Inc.	46,113	785
*	Alder Biopharmaceuticals Inc.	47,094	784
*	Acorda Therapeutics Inc.	39,452	775
*	Intra-Cellular Therapies Inc.	35,643	773
	Atrion Corp.	1,099	764
*	Natera Inc.	30,897	740
*	Cerus Corp.	101,620	733
*	Surmodics Inc.	9,680	723
*	Fate Therapeutics Inc.	42,811	697
*	BioCryst Pharmaceuticals Inc.	91,277	696
*	Revance Therapeutics Inc.	27,700	688
*	R1 RCM Inc.	67,263	683
*	Intersect ENT Inc.	23,695	681
*	MacroGenics Inc.	31,733	680
*,^	Cara Therapeutics Inc.	28,265	677
*	Coherus Biosciences Inc.	40,798	673
*	Eagle Pharmaceuticals Inc.	9,680	671
*	Assembly Biosciences Inc.	17,800	661
*	Intellia Therapeutics Inc.	22,761	651
*	Heska Corp.	5,700	646
*	Amphastar Pharmaceuticals Inc.	33,036	636
*	Iovance Biotherapeutics Inc.	56,093	631
*	AngioDynamics Inc.	28,989	630
	HealthStream Inc.	19,723	612
*	OraSure Technologies Inc.	39,271	607
*	CareDx Inc.	20,868	602
*	Akorn Inc.	46,327	601
*	Novavax Inc.	312,964	588
*,^	Accelerate Diagnostics Inc.	25,370	582
	National HealthCare Corp.	7,671	578
*	Pacific Biosciences of California Inc.	106,457	576
*	Rhythm Pharmaceuticals Inc.	19,132	558
*	Addus HomeCare Corp.	7,720	542
*	AMAG Pharmaceuticals Inc.	27,003	540
*	Anika Therapeutics Inc.	12,476	526
*,^	ViewRay Inc.	55,481	519
*	Dicerna Pharmaceuticals Inc.	33,920	518
	Meridian Bioscience Inc.	34,640	516
*,^	PetIQ Inc. Class A	13,017	512
*	Cymabay Therapeutics Inc.	46,168	512
*,^	Flexion Therapeutics Inc.	27,311	511
	LeMaitre Vascular Inc.	12,800	496
*	Vericel Corp.	33,372	472
*	RadNet Inc.	30,936	466
*	ArQule Inc.	81,476	461
*	Deciphera Pharmaceuticals Inc.	11,881	460
*	Athenex Inc.	29,475	458
*	CorVel Corp.	7,554	455
*	Kura Oncology Inc.	25,522	447
*	Solid Biosciences Inc.	9,441	445
*	Lantheus Holdings Inc.	29,788	445

*	Rocket Pharmaceuticals Inc.	18,025	444
*	Rigel Pharmaceuticals Inc.	137,196	440
*	Sientra Inc.	18,164	434
*	Senseonics Holdings Inc.	88,718	423
*	Inovio Pharmaceuticals Inc.	75,464	420
*	Dynavax Technologies Corp.	33,614	417
*,^	Akcea Therapeutics Inc.	11,636	407
*	Antares Pharma Inc.	117,644	395
*	NanoString Technologies Inc.	22,134	395
*,^	Apellis Pharmaceuticals Inc.	21,921	390
*	Lexicon Pharmaceuticals Inc.	35,978	384
*	GlycoMimetics Inc.	26,582	383
*	ANI Pharmaceuticals Inc.	6,769	383
	Invacare Corp.	25,671	374
*	Stemline Therapeutics Inc.	22,474	373
*	BioScrip Inc.	119,194	370
*,^	Adamas Pharmaceuticals Inc.	18,040	361
*,^	Verastem Inc.	49,489	359
*	Dermira Inc.	32,250	352
*	Minerva Neurosciences Inc.	27,957	351
*	PDL BioPharma Inc.	133,400	351
*,^	La Jolla Pharmaceutical Co.	17,347	349
*	Voyager Therapeutics Inc.	18,400	348
*	Epizyme Inc.	32,600	346
*,^	Synergy Pharmaceuticals Inc.	199,483	339
*,^	AVEO Pharmaceuticals Inc.	101,612	336
*	GenMark Diagnostics Inc.	45,627	335
*	ChemoCentryx Inc.	26,403	334
*	Kindred Biosciences Inc.	23,822	332
*	Progenics Pharmaceuticals Inc.	52,549	329
*	Triple-S Management Corp. Class B	17,253	326
*,^	MediciNova Inc.	26,064	326
*	Abeona Therapeutics Inc.	24,962	320
*	Accuray Inc.	69,449	313
*	Cutera Inc.	9,465	308
*	Avid Bioservices Inc.	44,130	303
*	Catalyst Pharmaceuticals Inc.	79,377	300
*	Marinus Pharmaceuticals Inc.	29,900	299
*	CytomX Therapeutics Inc.	16,122	298
*	Zafgen Inc.	24,342	285
*	Assertio Therapeutics Inc.	48,117	283
*	Kadmon Holdings Inc.	82,612	276
*,^	Apollo Medical Holdings Inc.	12,480	275
*	Five Prime Therapeutics Inc.	19,700	274
*	Ra Pharmaceuticals Inc.	15,032	272
*	Collegium Pharmaceutical Inc.	18,140	267
*,^	Insys Therapeutics Inc.	26,392	266
*	Surgery Partners Inc.	16,097	266
*	Adverum Biotechnologies Inc.	42,049	254
*,^	Geron Corp.	141,889	250
*	Veracyte Inc.	26,142	250
*	Aldeyra Therapeutics Inc.	17,399	240
*	CytoSorbents Corp.	18,381	237
*	American Renal Associates Holdings Inc.	10,800	234
*	RTI Surgical Inc.	51,928	234
*	Syros Pharmaceuticals Inc.	19,540	233
*	OrthoPediatrics Corp.	6,245	229

*	BioSpecifics Technologies Corp.	3,885	227
*,^	Savara Inc.	20,153	225
*,^	Rubius Therapeutics Inc.	9,343	224
	Utah Medical Products Inc.	2,346	221
*	Allakos Inc.	4,893	220
*	Inspire Medical Systems Inc.	5,182	218
*	SIGA Technologies Inc.	31,384	216
*,^	Amyris Inc.	27,045	215
*,^	BioTime Inc.	91,244	214
*	Sienna Biopharmaceuticals Inc.	14,272	212
*	Athersys Inc.	98,919	208
*	Homology Medicines Inc.	9,070	207
*	Capital Senior Living Corp.	21,882	207
*	Corium International Inc.	21,164	201
*	Bellicum Pharmaceuticals Inc.	32,278	199
*	Concert Pharmaceuticals Inc.	12,810	190
*,^	Selecta Biosciences Inc.	12,213	190
*,^	Sorrento Therapeutics Inc.	42,300	186
*	Invuity Inc.	25,100	186
*	Radius Health Inc.	10,000	178
*	T2 Biosystems Inc.	23,809	177
*	Synlogic Inc.	11,983	170
*,^	AcelRx Pharmaceuticals Inc.	43,056	166
*	Ocular Therapeutix Inc.	24,016	165
*,^	Galectin Therapeutics Inc.	27,281	164
*	Eloxx Pharmaceuticals Inc.	9,595	163
*	Ardelyx Inc.	36,429	158
*	Fluidigm Corp.	21,148	158
*	Teligent Inc.	40,045	158
*	Enzo Biochem Inc.	37,579	155
*,^	Unum Therapeutics Inc.	14,896	153
*	Infinity Pharmaceuticals Inc.	54,650	148
*	KalVista Pharmaceuticals Inc.	6,643	147
*,^	CASI Pharmaceuticals Inc.	31,240	146
*	Bovie Medical Corp.	20,173	143
*	Calithera Biosciences Inc.	26,800	141
*	Aeglea BioTherapeutics Inc.	14,615	140
*	ADMA Biologics Inc.	22,483	140
*	Trevena Inc.	65,115	138
*	MEI Pharma Inc.	32,007	138
*	Seres Therapeutics Inc.	18,145	138
*	Protagonist Therapeutics Inc.	13,350	137
*	Palatin Technologies Inc.	137,369	137
*	Quorum Health Corp.	23,000	135
*	Harvard Bioscience Inc.	25,592	134
*	Civitas Solutions Inc.	8,964	132
*	Immune Design Corp.	38,132	132
*	Celcuity Inc.	4,415	127
*	Conatus Pharmaceuticals Inc.	21,492	125
	Aceto Corp.	54,210	123
*	BioLife Solutions Inc.	6,999	122
*	FONAR Corp.	4,900	122
*	Cytokinetics Inc.	12,160	120
*	Spring Bank Pharmaceuticals Inc.	9,752	118
*,^	Achaogen Inc.	29,446	117
*	EyePoint Pharmaceuticals Inc.	32,469	116
*,^	Corindus Vascular Robotics Inc.	80,300	114

*,^	Adamis Pharmaceuticals Corp.	32,500	114
*	Aratana Therapeutics Inc.	19,400	113
*	HTG Molecular Diagnostics Inc.	22,384	113
*	Pfenex Inc.	22,087	113
*	Eiger BioPharmaceuticals Inc.	9,401	113
*,^	Rockwell Medical Inc.	26,396	111
*	Tocagen Inc.	7,100	111
*	Aclaris Therapeutics Inc.	7,430	108
*,^	Ekso Bionics Holdings Inc.	45,728	107
*	Corvus Pharmaceuticals Inc.	12,400	106
*	SeaSpine Holdings Corp.	6,810	106
*	Agenus Inc.	48,400	104
*	NantKwest Inc.	27,756	103
*	Mersana Therapeutics Inc.	10,170	102
*	iRadimed Corp.	2,729	101
*	Chembio Diagnostics Inc.	9,639	101
*,^	BioDelivery Sciences International Inc.	35,444	99
*	AAC Holdings Inc.	13,000	99
*	Community Health Systems Inc.	28,627	99
*	Sesen Bio Inc.	46,028	99
*,^	resTORbio Inc.	6,525	99
*	Tricida Inc.	3,233	99
*	Catalyst Biosciences Inc.	9,000	97
*,^	Arcus Biosciences Inc.	6,761	94
*,^	Helius Medical Technologies Inc. Class A	9,488	93
*	Organovo Holdings Inc.	80,524	93
*	Achillion Pharmaceuticals Inc.	24,168	89
*	Clearside Biomedical Inc.	14,200	87
*	Corbus Pharmaceuticals Holdings Inc.	11,340	86
*,2	Herbalife Ltd. CVR	8,750	85
*	Durect Corp.	76,333	84
*	Calyxt Inc.	5,335	81
*	ContraFect Corp.	38,548	80
*	Cidara Therapeutics Inc.	17,900	79
*	Aptevo Therapeutics Inc.	15,451	78
*	Kiniksa Pharmaceuticals Ltd. Class A	2,900	74
*	Ophthotech Corp.	31,311	74
*	Krystal Biotech Inc.	4,152	73
*	Spero Therapeutics Inc.	6,901	73
*	Chimerix Inc.	18,109	70
*	Sensus Healthcare Inc.	8,146	68
*,^	TapImmune Inc.	7,309	66
*	Catasys Inc.	4,945	64
*	BrainStorm Cell Therapeutics Inc.	16,566	63
*,^	Lannett Co. Inc.	12,824	61
*	Applied Genetic Technologies Corp.	8,295	61
*	Novan Inc.	21,211	59
*	Molecular Templates Inc.	10,867	59
*	IRIDEX Corp.	9,100	58
*,^	KemPharm Inc.	12,000	58
*,^	Heat Biologics Inc.	28,656	57
*	OncoSec Medical Inc.	40,838	57
*	Allena Pharmaceuticals Inc.	5,314	57
*	Melinta Therapeutics Inc.	14,400	57
*	Checkpoint Therapeutics Inc.	15,642	56
*	Fortress Biotech Inc.	34,496	55
*	Principia Biopharma Inc.	1,814	53

*,^	CorMedix Inc.	54,000	52
*	Misonix Inc.	2,819	52
*	Avrobio Inc.	1,005	52
*	Versartis Inc.	37,233	52
	Psychemedics Corp.	2,755	52
*	Cumberland Pharmaceuticals Inc.	9,063	52
*	OncoMed Pharmaceuticals Inc.	23,558	50
*	Recro Pharma Inc.	6,988	50
*	Neuronetics Inc.	1,472	47
*	Cocrystal Pharma Inc.	17,800	45
*	Jounce Therapeutics Inc.	6,800	44
*	Tyme Technologies Inc.	15,844	44
*	Y-mAbs Therapeutics Inc.	1,647	44
*	Aptinyx Inc.	1,483	43
*	Replimune Group Inc.	2,627	42
*	Opiant Pharmaceuticals Inc.	2,345	42
*,^	BioPharmX Corp.	217,915	41
*	Conformis Inc.	38,560	41
*	Onconova Therapeutics Inc.	5,562	41
*	Joint Corp.	4,745	41
*	SCYNEXIS Inc.	33,365	40
*	Apollo Endosurgery Inc.	5,550	40
*,^	Celsion Corp.	14,271	40
*	Surface Oncology Inc.	3,590	39
*,2	A Schulman Inc. CVR	20,412	39
*,^	Second Sight Medical Products Inc.	19,661	37
*,^	CEL-SCI Corp.	9,045	37
*	MannKind Corp.	19,500	36
*	Mustang Bio Inc.	5,808	35
*	NewLink Genetics Corp.	14,324	34
*,^	Crinetics Pharmaceuticals Inc.	1,160	33
*	Evolus Inc.	1,733	32
*	Alimera Sciences Inc.	32,840	32
	Digirad Corp.	21,240	32
*,^	UNITY Biotechnology Inc.	1,950	32
*	Keryx Biopharmaceuticals Inc.	9,039	31
*,^	Asterias Biotherapeutics Inc. Class A	23,391	30
*	Miragen Therapeutics Inc.	5,400	30
*	Menlo Therapeutics Inc.	2,900	29
*,^	Achieve Life Sciences Inc.	8,878	28
*	Ovid therapeutics Inc.	4,758	27
*	Aevi Genomic Medicine Inc.	20,924	26
*	Celldex Therapeutics Inc.	56,700	26
*	Aquestive Therapeutics Inc.	1,437	25
*	ZIOPHARM Oncology Inc.	7,839	25
*	Otonomy Inc.	9,066	25
*	Xtant Medical Holdings Inc.	6,462	25
*	Leap Therapeutics Inc.	3,162	25
*	Agile Therapeutics Inc.	67,206	25
*,^	Cancer Genetics Inc.	23,618	25
	Biolase Inc.	11,324	23
*	Genocea Biosciences Inc.	29,955	23
*,^	Navidea Biopharmaceuticals Inc.	100,778	23
*	Aileron Therapeutics Inc.	8,439	23
*,^	Genesis Healthcare Inc.	16,770	23
*	Tracon Pharmaceuticals Inc.	11,037	23
*,^	Rexahn Pharmaceuticals Inc.	12,480	22

*	Catabasis Pharmaceuticals Inc.	27,012	22
	Gritstone Oncology Inc.	1,457	21
*	Imprimis Pharmaceuticals Inc.	7,390	21
*	OpGen Inc.	10,095	20
*,^	Pain Therapeutics Inc.	20,226	20
*	Forty Seven Inc.	1,365	20
*	Scholar Rock Holding Corp.	783	20
*	Vermillion Inc.	28,148	20
*	Bioxcel Therapeutics Inc.	2,606	20
*	Champions Oncology Inc.	1,100	19
*	CytRx Corp.	18,233	19
*	InfuSystem Holdings Inc.	5,850	19
*	Alpine Immune Sciences Inc.	3,000	19
*	Obalon Therapeutics Inc.	6,900	19
*	Liquidia Technologies Inc.	676	19
*	SELLAS Life Sciences Group Inc.	14,600	18
*	Quanterix Corp.	827	18
*,^	Magenta Therapeutics Inc.	1,462	18
*	Actinium Pharmaceuticals Inc.	23,530	17
*	Viveve Medical Inc.	6,500	17
*	MiMedx Group Inc.	2,800	17
*	Proteon Therapeutics Inc.	8,680	17
*,^	Moleculin Biotech Inc.	10,376	17
*,^	AquaBounty Technologies Inc.	5,150	17
*	Wright Medical Group Inc. CVR	11,147	16
*	Sophiris Bio Inc.	5,768	16
*	Trovagene Inc.	19,668	16
*	Fulgent Genetics Inc.	3,771	15
*	Soligenix Inc.	7,725	15
*	Sunesis Pharmaceuticals Inc.	7,140	14
*	Neuralstem Inc.	13,309	14
*	CAS Medical Systems Inc.	6,071	14
*,^	Titan Pharmaceuticals Inc.	64,269	13
*	Axsome Therapeutics Inc.	3,783	13
*,^	Dare Bioscience Inc.	12,780	12
*	Vical Inc.	8,953	12
*	Oncobiologics Inc.	12,500	12
*	aTyr Pharma Inc.	15,011	12
*	NanoViricides Inc.	33,221	12
*	Curis Inc.	6,695	12
*,^	Myomo Inc.	5,552	11
*,^	Cyclacel Pharmaceuticals Inc.	7,792	11
*,^	Fibrocell Science Inc.	4,511	11
*	Regulus Therapeutics Inc.	53,250	11
*	Neon Therapeutics Inc.	1,216	10
*	VIVUS Inc.	2,303	10
*,^	Pulmatrix Inc.	27,409	10
*	Evoke Pharma Inc.	3,400	10
*	Five Star Senior Living Inc.	11,681	10
*,^	vTv Therapeutics Inc. Class A	12,892	10
*	Synthetic Biologics Inc.	3,791	10
*	Cohbar Inc.	2,225	10
*	Verrica Pharmaceuticals Inc.	586	10
*	Oncocyte Corp.	3,778	9
*	Chiasma Inc.	2,587	9
*	Avenue Therapeutics Inc.	3,182	9
*	Sonoma Pharmaceuticals Inc.	6,164	9

*	Matinas BioPharma Holdings Inc.	9,496	9
*	Anavex Life Sciences Corp.	3,200	9
*	Merrimack Pharmaceuticals Inc.	1,625	9
*	Xeris Pharmaceuticals Inc.	484	9
*	OvaScience Inc.	11,513	8
*	Novus Therapeutics Inc.	1,699	8
*	Dova Pharmaceuticals Inc.	374	8
*	Alphatec Holdings Inc.	2,196	7
*,^	Aethlon Medical Inc.	6,086	7
*	Translate Bio Inc.	683	7
*,^	Capricor Therapeutics Inc.	6,392	7
*,^	Bellerophon Therapeutics Inc.	6,000	6
*,^	iBio Inc.	7,491	6
*	Ohr Pharmaceutical Inc.	33,234	6
*	Vital Therapies Inc.	21,363	6
*,^	ContraVir Pharmaceuticals Inc.	10,438	6
*	Aradigm Corp.	5,000	6
*,2	Omthera Pharmaceuticals Inc. CVR	9,400	6
*,^	Apricus Biosciences Inc.	17,371	5
*	Constellation Pharmaceuticals Inc.	776	5
*	AzurRx BioPharma Inc.	1,998	5
*	Bio-Path Holdings Inc.	8,178	5
*	Soleno Therapeutics Inc.	2,200	5
*,2	Seventy Seven Energy Inc. Escrow Line	42,434	5
	Vaxart Inc.	1,567	4
*	Cesca Therapeutics Inc.	13,667	4
*,^	Aytu BioScience Inc.	1,581	4
*	ImmuCell Corp.	512	4
*,^	Pernix Therapeutics Holdings Inc.	4,399	4
*,^	Biocept Inc.	1,493	4
*	Proteostasis Therapeutics Inc.	1,700	4
	ProPhase Labs Inc.	1,200	4
*	Caladrius Biosciences Inc.	600	4
*	RA Medical Systems Inc.	192	3
*	Hemispherx Biopharma Inc.	14,300	3
*,2	Media General Inc. CVR	82,296	3
*	Citius Pharmaceuticals Inc.	1,600	3
*,^	Diffusion Pharmaceuticals Inc.	5,600	2
*	IsoRay Inc.	4,300	2
*	Edge Therapeutics Inc.	2,700	2
*	Tonix Pharmaceuticals Holding Corp.	3,409	2
*	Xenetic Biosciences Inc.	600	2
*	Co-Diagnostics Inc.	600	2
*,^	Jaguar Health Inc.	1,700	1
*	Flex Pharma Inc.	3,154	1
*	PLx Pharma Inc.	335	1
	Diversicare Healthcare Services Inc.	200	1
*	Electromed Inc.	166	1
*	Zynerba Pharmaceuticals Inc.	100	1
*	Milestone Scientific Inc.	900	1
*,^	XBiotech Inc.	200	1
*	Endologix Inc.	300	1
*	Nobilis Health Corp.	200	—
*	ReShape Lifesciences Inc.	2,689	—
*,2	Clinical Data CVR	9,500	—
*	Idera Pharmaceuticals Inc.	1	—
*	Microbot Medical Inc.	1	—

	Altimmune Inc.	1	—
*,2	Biosante Pharmaceutical Inc. CVR	14,250	—
*,2	NuPathe Inc. CVR	6,287	—
			3,208,864
Industrials (8.0%)
	Boeing Co.	434,099	161,441
	Honeywell International Inc.	585,223	97,381
	3M Co.	461,392	97,220
	Union Pacific Corp.	591,354	96,290
	Accenture plc Class A	513,295	87,363
	United Technologies Corp.	606,054	84,732
*	PayPal Holdings Inc.	900,297	79,082
	General Electric Co.	6,896,041	77,856
	Caterpillar Inc.	466,807	71,183
	Lockheed Martin Corp.	194,448	67,271
	United Parcel Service Inc. Class B	550,533	64,275
	Danaher Corp.	501,063	54,446
	Automatic Data Processing Inc.	333,567	50,255
	CSX Corp.	652,395	48,310
	Raytheon Co.	228,871	47,298
	FedEx Corp.	190,782	45,938
	Northrop Grumman Corp.	139,961	44,419
	Norfolk Southern Corp.	224,208	40,470
	General Dynamics Corp.	195,876	40,100
	Deere & Co.	259,476	39,007
	Emerson Electric Co.	504,068	38,602
	Illinois Tool Works Inc.	232,609	32,826
	Waste Management Inc.	344,409	31,121
	Eaton Corp. plc	348,859	30,257
	Sherwin-Williams Co.	66,169	30,121
	Fidelity National Information Services Inc.	265,198	28,925
	Johnson Controls International plc	744,112	26,044
*	Fiserv Inc.	310,676	25,593
	TE Connectivity Ltd.	279,027	24,535
	Roper Technologies Inc.	82,014	24,293
*	Worldpay Inc. Class A	239,024	24,206
*	Square Inc.	231,057	22,877
	Amphenol Corp. Class A	237,804	22,358
^	Fortive Corp.	248,752	20,987
	Ingersoll-Rand plc	197,947	20,250
	Paychex Inc.	259,030	19,078
	Rockwell Automation Inc.	99,180	18,598
	Agilent Technologies Inc.	260,489	18,375
	Parker-Hannifin Corp.	99,307	18,266
	PACCAR Inc.	267,672	18,253
	Rockwell Collins Inc.	126,341	17,747
	Cummins Inc.	117,067	17,100
	Stanley Black & Decker Inc.	116,006	16,988
	Waste Connections Inc.	209,910	16,745
	Global Payments Inc.	128,775	16,406
*	FleetCor Technologies Inc.	71,044	16,187
*	Verisk Analytics Inc. Class A	125,430	15,121
	Willis Towers Watson plc	106,097	14,953
	AMETEK Inc.	182,186	14,415
*	TransDigm Group Inc.	38,551	14,353
	L3 Technologies Inc.	64,014	13,611
	WW Grainger Inc.	37,463	13,390

Fastenal Co.	230,625	13,381
Cintas Corp.	67,037	13,261
Total System Services Inc.	132,261	13,059
Textron Inc.	178,751	12,775
* CoStar Group Inc.	29,584	12,450
* Mettler-Toledo International Inc.	20,426	12,439
Broadridge Financial Solutions Inc.	93,499	12,337
Republic Services Inc. Class A	169,625	12,325
Ball Corp.	276,676	12,171
Vulcan Materials Co.	107,142	11,914
Xylem Inc.	145,647	11,633
* Waters Corp.	58,692	11,426
* United Rentals Inc.	67,596	11,059
* XPO Logistics Inc.	96,577	11,026
WestRock Co.	204,547	10,931
CH Robinson Worldwide Inc.	111,180	10,887
TransUnion	147,563	10,858
Dover Corp.	119,139	10,547
* First Data Corp. Class A	422,185	10,331
Expeditors International of Washington Inc.	138,552	10,188
Jack Henry & Associates Inc.	61,959	9,918
* Keysight Technologies Inc.	148,753	9,859
Kansas City Southern	83,898	9,504
Martin Marietta Materials Inc.	51,082	9,294
Masco Corp.	253,383	9,274
Alliance Data Systems Corp.	38,390	9,066
IDEX Corp.	60,161	9,064
Old Dominion Freight Line Inc.	55,934	9,020
Huntington Ingalls Industries Inc.	34,789	8,909
* Trimble Inc.	202,441	8,798
Jacobs Engineering Group Inc.	114,204	8,737
PerkinElmer Inc.	88,373	8,596
JB Hunt Transport Services Inc.	70,224	8,352
Snap-on Inc.	45,473	8,349
Packaging Corp. of America	75,712	8,305
Spirit AeroSystems Holdings Inc. Class A	85,667	7,853
Arconic Inc.	355,469	7,824
* Zebra Technologies Corp.	42,902	7,586
Cognex Corp.	134,200	7,491
HEICO Corp. Class A	95,365	7,200
Wabtec Corp.	67,185	7,046
Allegion plc	76,487	6,927
* WEX Inc.	34,055	6,837
* Sensata Technologies Holding plc	137,458	6,811
Lennox International Inc.	30,983	6,767
* Teledyne Technologies Inc.	27,341	6,744
Fluor Corp.	115,000	6,682
Robert Half International Inc.	94,541	6,654
FLIR Systems Inc.	108,114	6,646
AO Smith Corp.	116,880	6,238
Donaldson Co. Inc.	106,017	6,177
Graco Inc.	133,031	6,165
* HD Supply Holdings Inc.	140,934	6,031
Hubbell Inc. Class B	44,996	6,010
Carlisle Cos. Inc.	48,983	5,966
Nordson Corp.	42,396	5,889
Flowserve Corp.	107,005	5,852

Pentair plc	132,768	5,755
Booz Allen Hamilton Holding Corp. Class A	110,242	5,471
Allison Transmission Holdings Inc.	102,619	5,337
Acuity Brands Inc.	33,662	5,292
* Crown Holdings Inc.	109,697	5,265
Sealed Air Corp.	131,045	5,261
* Arrow Electronics Inc.	71,288	5,255
* Berry Global Group Inc.	104,121	5,038
AptarGroup Inc.	46,694	5,031
* Fair Isaac Corp.	21,990	5,026
BWX Technologies Inc.	79,863	4,995
Toro Co.	82,023	4,919
National Instruments Corp.	101,616	4,911
Hexcel Corp.	72,027	4,829
Lincoln Electric Holdings Inc.	51,326	4,796
Owens Corning	88,052	4,779
Xerox Corp.	176,579	4,764
Watsco Inc.	25,922	4,617
Curtiss-Wright Corp.	32,261	4,433
* Genesee & Wyoming Inc. Class A	48,520	4,415
ITT Inc.	71,050	4,353
Trinity Industries Inc.	118,501	4,342
* IPG Photonics Corp.	27,739	4,329
Sonoco Products Co.	77,915	4,324
Oshkosh Corp.	60,636	4,320
Avnet Inc.	96,181	4,306
* AECOM	130,740	4,270
Landstar System Inc.	33,885	4,134
* Stericycle Inc.	69,869	4,100
Crane Co.	41,280	4,060
^ Universal Display Corp.	34,427	4,059
* Quanta Services Inc.	121,086	4,042
MDU Resources Group Inc.	156,319	4,016
* Euronet Worldwide Inc.	40,029	4,012
ManpowerGroup Inc.	44,774	3,849
Littelfuse Inc.	19,121	3,784
Knight-Swift Transportation Holdings Inc.	108,682	3,747
* Conduent Inc.	162,777	3,666
Air Lease Corp. Class A	79,826	3,662
Woodward Inc.	44,764	3,620
nVent Electric plc	131,907	3,583
Bemis Co. Inc.	73,177	3,556
* Trex Co. Inc.	46,195	3,556
* Kirby Corp.	43,130	3,547
Genpact Ltd.	115,803	3,545
EMCOR Group Inc.	46,477	3,491
Graphic Packaging Holding Co.	246,873	3,459
Insperity Inc.	29,201	3,444
MAXIMUS Inc.	52,717	3,430
Jabil Inc.	126,006	3,412
AGCO Corp.	55,943	3,401
* Coherent Inc.	19,630	3,380
* Proto Labs Inc.	20,442	3,306
MSC Industrial Direct Co. Inc. Class A	37,526	3,306
* CoreLogic Inc.	65,840	3,253
* ASGN Inc.	40,705	3,213
Ryder System Inc.	43,730	3,195

Eagle Materials Inc.	36,820	3,139
Louisiana-Pacific Corp.	117,997	3,126
John Bean Technologies Corp.	26,168	3,122
Tetra Tech Inc.	44,678	3,052
MSA Safety Inc.	28,337	3,016
* Allegheny Technologies Inc.	101,995	3,014
Regal Beloit Corp.	36,366	2,998
EnerSys	34,315	2,990
* Axon Enterprise Inc.	43,598	2,983
* Clean Harbors Inc.	41,584	2,977
Kennametal Inc.	67,642	2,946
Timken Co.	57,608	2,872
Barnes Group Inc.	39,335	2,794
* Generac Holdings Inc.	49,413	2,787
Macquarie Infrastructure Corp.	60,281	2,781
* RBC Bearings Inc.	18,465	2,776
Brink's Co.	39,711	2,770
* USG Corp.	62,546	2,709
GATX Corp.	30,358	2,629
* Rexnord Corp.	83,941	2,585
* KLX Inc.	40,533	2,545
* Gardner Denver Holdings Inc.	88,185	2,499
* Owens-Illinois Inc.	132,905	2,497
Applied Industrial Technologies Inc.	31,778	2,487
* SiteOne Landscape Supply Inc.	32,251	2,430
* Colfax Corp.	67,308	2,427
* Cimpress NV	17,735	2,423
Belden Inc.	33,905	2,421
Valmont Industries Inc.	17,435	2,415
KBR Inc.	113,735	2,403
* MasTec Inc.	53,456	2,387
Terex Corp.	59,570	2,377
* Armstrong World Industries Inc.	34,091	2,373
Simpson Manufacturing Co. Inc.	32,547	2,358
* WESCO International Inc.	38,315	2,354
* Esterline Technologies Corp.	24,449	2,224
* Rogers Corp.	14,940	2,201
Deluxe Corp.	38,595	2,198
Moog Inc. Class A	25,394	2,183
Vishay Intertechnology Inc.	106,682	2,171
Exponent Inc.	40,392	2,165
* II-VI Inc.	45,707	2,162
* Mercury Systems Inc.	38,455	2,127
UniFirst Corp.	12,181	2,115
* Integer Holdings Corp.	25,483	2,114
* AMN Healthcare Services Inc.	38,506	2,106
* FTI Consulting Inc.	28,624	2,095
Korn/Ferry International	41,192	2,028
* Beacon Roofing Supply Inc.	55,514	2,009
* Dycom Industries Inc.	23,694	2,005
* TriNet Group Inc.	35,302	1,988
* Aerovironment Inc.	17,301	1,941
* Paylocity Holding Corp.	24,144	1,939
* Aerojet Rocketdyne Holdings Inc.	54,908	1,866
* Harsco Corp.	65,207	1,862
Albany International Corp.	23,274	1,850
Convergys Corp.	76,843	1,824

Watts Water Technologies Inc. Class A	21,958	1,823
ABM Industries Inc.	56,058	1,808
* ExlService Holdings Inc.	26,557	1,758
Forward Air Corp.	24,340	1,745
* Itron Inc.	27,016	1,734
* SPX FLOW Inc.	33,242	1,729
* Novanta Inc.	25,024	1,712
Silgan Holdings Inc.	60,880	1,692
Universal Forest Products Inc.	47,167	1,666
World Fuel Services Corp.	59,936	1,659
* TopBuild Corp.	28,833	1,638
* Summit Materials Inc. Class A	89,471	1,627
Comfort Systems USA Inc.	28,768	1,623
Granite Construction Inc.	35,378	1,617
Greenbrier Cos. Inc.	26,817	1,612
* Anixter International Inc.	22,898	1,610
* Saia Inc.	20,910	1,599
Brady Corp. Class A	36,264	1,587
Mobile Mini Inc.	35,881	1,573
* Advanced Disposal Services Inc.	57,586	1,559
Covanta Holding Corp.	95,904	1,558
* Plexus Corp.	26,625	1,558
* Navistar International Corp.	40,095	1,544
Franklin Electric Co. Inc.	32,446	1,533
* Sanmina Corp.	55,306	1,526
Mueller Water Products Inc. Class A	129,268	1,488
* Masonite International Corp.	22,906	1,468
Maxar Technologies Ltd.	44,300	1,465
* Evolent Health Inc. Class A	51,395	1,460
Otter Tail Corp.	30,453	1,459
Triton International Ltd.	43,556	1,449
Schneider National Inc. Class B	57,804	1,444
Cubic Corp.	19,743	1,442
Kaman Corp.	21,404	1,429
Actuant Corp. Class A	50,575	1,411
Raven Industries Inc.	30,302	1,386
Mueller Industries Inc.	47,344	1,372
* Fabrinet	29,647	1,371
ESCO Technologies Inc.	20,077	1,366
Matson Inc.	34,265	1,358
* Builders FirstSource Inc.	91,757	1,347
US Ecology Inc.	18,045	1,331
ManTech International Corp. Class A	20,691	1,310
AAR Corp.	27,194	1,302
* Imperva Inc.	27,934	1,298
Federal Signal Corp.	48,147	1,289
Sun Hydraulics Corp.	22,829	1,251
* Knowles Corp.	74,961	1,246
EnPro Industries Inc.	16,957	1,237
Werner Enterprises Inc.	34,860	1,232
Rush Enterprises Inc. Class A	31,205	1,227
* TTM Technologies Inc.	77,067	1,226
AAON Inc.	32,421	1,226
Badger Meter Inc.	22,996	1,218
Greif Inc. Class A	22,653	1,216
* Atlas Air Worldwide Holdings Inc.	18,925	1,206
* Gibraltar Industries Inc.	25,743	1,174

*	Hub Group Inc. Class A	25,497	1,163
*	Milacron Holdings Corp.	56,897	1,152
	Boise Cascade Co.	31,098	1,144
*	MINDBODY Inc. Class A	28,093	1,142
	ICF International Inc.	15,125	1,141
	EVERTEC Inc.	47,131	1,136
*	TriMas Corp.	36,978	1,124
	HEICO Corp.	11,996	1,111
*	Continental Building Products Inc.	29,344	1,102
*	SPX Corp.	32,487	1,082
*	Sykes Enterprises Inc.	35,254	1,075
*	Patrick Industries Inc.	18,137	1,074
	Standex International Corp.	10,293	1,073
	AZZ Inc.	21,110	1,066
*	Kratos Defense & Security Solutions Inc.	72,106	1,066
	Tennant Co.	13,910	1,056
	Methode Electronics Inc.	28,946	1,048
	Aircastle Ltd.	47,576	1,042
*	Casella Waste Systems Inc. Class A	33,518	1,041
*	OSI Systems Inc.	13,559	1,035
^	Altra Industrial Motion Corp.	24,417	1,008
*,^	Ambarella Inc.	26,037	1,007
*	Atkore International Group Inc.	37,628	998
*	BMC Stock Holdings Inc.	53,521	998
*	Huron Consulting Group Inc.	20,086	992
	ArcBest Corp.	20,340	988
	H&E Equipment Services Inc.	25,882	978
*	Air Transport Services Group Inc.	45,455	976
	McGrath RentCorp	17,888	974
*	CBIZ Inc.	40,609	962
*	TrueBlue Inc.	36,540	952
*	Cardtronics plc Class A	30,072	951
*	PGT Innovations Inc.	43,925	949
	Apogee Enterprises Inc.	22,876	945
	Kadant Inc.	8,756	944
	Navigant Consulting Inc.	40,877	943
*	GreenSky Inc. Class A	51,700	931
	Benchmark Electronics Inc.	39,539	925
	Lindsay Corp.	8,863	888
	Advanced Drainage Systems Inc.	28,698	887
*	FARO Technologies Inc.	13,577	874
	GrafTech International Ltd.	43,070	840
	Primoris Services Corp.	33,755	838
	Astec Industries Inc.	16,509	832
	Wabash National Corp.	45,114	822
	CIRCOR International Inc.	16,991	807
	Encore Wire Corp.	15,893	796
	CTS Corp.	23,099	792
*,^	MACOM Technology Solutions Holdings Inc.	37,451	771
*	KEMET Corp.	41,148	763
	MTS Systems Corp.	13,876	760
	Multi-Color Corp.	12,160	757
	Heartland Express Inc.	38,173	753
	Douglas Dynamics Inc.	16,976	745
	AVX Corp.	40,996	740
	Manitowoc Co. Inc.	30,798	739
*	Control4 Corp.	21,381	734

	Alamo Group Inc.	7,835	718
	Kforce Inc.	19,074	717
*	Gates Industrial Corp. plc	35,866	699
*	NV5 Global Inc.	8,000	694
*	SEACOR Holdings Inc.	13,999	692
*	Pluralsight Inc. Class A	21,343	683
*	Aegion Corp. Class A	26,897	683
*	Thermon Group Holdings Inc.	25,520	658
	Myers Industries Inc.	27,957	650
*	Vicor Corp.	14,066	647
	Global Brass & Copper Holdings Inc.	17,189	634
*	Tutor Perini Corp.	33,640	632
	Marten Transport Ltd.	30,038	632
*	Echo Global Logistics Inc.	19,727	611
	Columbus McKinnon Corp.	15,342	607
*	Lydall Inc.	13,967	602
	Kelly Services Inc. Class A	24,851	597
	Gorman-Rupp Co.	16,307	595
*	Astronics Corp.	13,568	590
	Cass Information Systems Inc.	8,975	584
	Quad/Graphics Inc.	27,627	576
*	NCI Building Systems Inc.	36,828	558
*,^	Team Inc.	24,794	558
	Insteel Industries Inc.	15,434	554
*	Engility Holdings Inc.	15,342	552
*,^	Inovalon Holdings Inc. Class A	54,856	551
*	Everi Holdings Inc.	59,500	546
	Quanex Building Products Corp.	29,833	543
	Griffon Corp.	32,754	529
	Heidrick & Struggles International Inc.	15,355	520
*	Installed Building Products Inc.	13,159	513
*	DXP Enterprises Inc.	12,663	507
*	Wesco Aircraft Holdings Inc.	44,634	502
	NN Inc.	32,132	501
*	Donnelley Financial Solutions Inc.	27,695	496
*	US Concrete Inc.	10,600	486
	Mesa Laboratories Inc.	2,614	485
	Hyster-Yale Materials Handling Inc.	7,868	484
*	Electro Scientific Industries Inc.	25,934	453
	Briggs & Stratton Corp.	22,918	441
	DMC Global Inc.	10,744	438
	Ennis Inc.	21,318	436
	Argan Inc.	9,879	425
*	Evo Payments Inc. Class A	17,445	417
	Resources Connection Inc.	25,033	416
	Barrett Business Services Inc.	6,163	412
	NVE Corp.	3,860	409
*	Armstrong Flooring Inc.	22,396	405
*	Kimball Electronics Inc.	20,174	396
	Spartan Motors Inc.	26,665	393
*	CAI International Inc.	16,812	384
*	MYR Group Inc.	11,666	381
*	International Seaways Inc.	19,018	381
	Essendant Inc.	28,499	365
*	IntriCon Corp.	6,294	354
	B. Riley Financial Inc.	15,460	350
*	Ducommun Inc.	8,510	348

	Triumph Group Inc.	14,837	346
*	Blue Bird Corp.	14,106	346
^	ADT Inc.	36,200	340
*	PHH Corp.	29,771	327
	National Research Corp.	8,423	325
*	Mistras Group Inc.	14,651	317
*	Sterling Construction Co. Inc.	21,912	314
*,^	CryoPort Inc.	24,436	313
	American Railcar Industries Inc.	6,738	311
	TTEC Holdings Inc.	11,973	310
	Allied Motion Technologies Inc.	5,670	309
	CRA International Inc.	6,014	302
	Park Electrochemical Corp.	15,217	297
*	Landec Corp.	20,322	293
*	Heritage-Crystal Clean Inc.	13,612	291
*	InnerWorkings Inc.	36,647	290
*,^	ShotSpotter Inc.	4,639	284
*	Nuvectra Corp.	12,930	284
*	Willdan Group Inc.	8,200	278
*	Covenant Transportation Group Inc. Class A	9,578	278
*	Vishay Precision Group Inc.	7,362	275
*	Great Lakes Dredge & Dock Corp.	44,377	275
	Park-Ohio Holdings Corp.	7,129	273
*	Commercial Vehicle Group Inc.	29,800	273
	LSC Communications Inc.	24,300	269
	Powell Industries Inc.	7,356	267
*,^	Energy Recovery Inc.	28,699	257
*	YRC Worldwide Inc.	27,812	250
*	BlueLinx Holdings Inc.	7,415	233
	Hurco Cos. Inc.	5,122	231
*	Cross Country Healthcare Inc.	26,304	230
	Miller Industries Inc.	8,398	226
	BG Staffing Inc.	8,300	226
	Bel Fuse Inc. Class B	8,203	217
	Daktronics Inc.	27,400	215
*	CECO Environmental Corp.	27,248	215
	Advanced Emissions Solutions Inc.	17,790	213
*	Eagle Bulk Shipping Inc.	37,374	210
	Universal Logistics Holdings Inc.	5,652	208
	VSE Corp.	6,092	202
*	GP Strategies Corp.	11,933	201
*	Radiant Logistics Inc.	33,879	200
*	Franklin Covey Co.	8,466	200
*	Horizon Global Corp.	27,525	196
	Omega Flex Inc.	2,703	192
*	Era Group Inc.	15,522	192
	RR Donnelley & Sons Co.	34,700	187
*	Twin Disc Inc.	8,058	186
	Graham Corp.	6,228	175
*	Astronics Corp. Class B	3,886	167
*	Overseas Shipholding Group Inc. Class A	52,392	165
*	Orion Group Holdings Inc.	21,811	165
*	FreightCar America Inc.	10,196	164
	REV Group Inc.	10,200	160
*	UFP Technologies Inc.	4,305	158
*	Manitex International Inc.	14,720	155
^	EnviroStar Inc.	3,900	152

	Greif Inc. Class B	2,573	148
	Crawford & Co. Class A	16,291	147
*	Northwest Pipe Co.	7,420	147
*	Information Services Group Inc.	30,103	144
*	US Xpress Enterprises Inc. Class A	9,852	136
*	Xerium Technologies Inc.	10,077	136
*	GMS Inc.	5,800	135
*	LB Foster Co. Class A	6,543	134
*	PRGX Global Inc.	15,443	134
*	Napco Security Technologies Inc.	8,956	134
	Eastern Co.	4,663	132
*	Iteris Inc.	24,025	129
*	USA Truck Inc.	6,197	125
*,^	Cardlytics Inc.	5,006	125
*,^	Turtle Beach Corp.	6,250	125
*	Foundation Building Materials Inc.	9,867	123
*	CyberOptics Corp.	6,073	123
*	Asure Software Inc.	9,761	121
*	IES Holdings Inc.	6,083	119
*	Acacia Research Corp.	35,837	115
*	Transcat Inc.	4,908	112
*	PAM Transportation Services Inc.	1,649	107
	United States Lime & Minerals Inc.	1,299	103
	NACCO Industries Inc. Class A	2,863	94
*	Construction Partners Inc. Class A	7,600	92
*	General Finance Corp.	5,430	87
*	Lawson Products Inc.	2,546	86
*	Lincoln Educational Services Corp.	38,180	86
*	Houston Wire & Cable Co.	10,421	80
*	UQM Technologies Inc.	58,800	77
	Crawford & Co. Class B	7,923	73
*,^	MicroVision Inc.	59,785	72
*	ARC Document Solutions Inc.	23,611	67
*,^	Aqua Metals Inc.	25,072	65
*	Arotech Corp.	18,900	64
*	Gencor Industries Inc.	5,304	64
*	LightPath Technologies Inc. Class A	30,559	62
*	Goldfield Corp.	14,349	61
*	Universal Technical Institute Inc.	21,583	57
*	Perceptron Inc.	5,684	55
*	Ultralife Corp.	6,625	54
*	Image Sensing Systems Inc.	8,863	53
*,^	ExOne Co.	5,600	53
	LSI Industries Inc.	10,600	49
*	Aspen Aerogels Inc.	9,517	43
*	Huttig Building Products Inc.	10,244	43
*	Hudson Technologies Inc.	27,645	35
*	Limbach Holdings Inc.	3,021	34
*	JELD-WEN Holding Inc.	1,313	32
*,^	Revolution Lighting Technologies Inc.	11,255	32
*	Capstone Turbine Corp.	29,900	30
*	CPI Aerostructures Inc.	3,542	30
*	Hill International Inc.	7,092	29
*,^	Odyssey Marine Exploration Inc.	3,575	29
*	Luna Innovations Inc.	8,833	29
*,^	Workhorse Group Inc.	26,400	28
*	ASV Holdings Inc.	5,637	28

*	Broadwind Energy Inc.	12,338	27
*	ALJ Regional Holdings Inc.	15,241	26
	Steel Connect Inc.	12,119	26
*	PFSweb Inc.	3,400	25
*	eMagin Corp.	16,765	25
*	Frequency Electronics Inc.	2,277	24
*,^	Lightbridge Corp.	25,500	23
	Chicago Rivet & Machine Co.	720	23
*	Air Industries Group	16,352	23
*	AMREP Corp.	2,863	21
*	StarTek Inc.	2,953	20
*	Fuel Tech Inc.	14,677	19
*	Intevac Inc.	3,400	18
*	DHI Group Inc.	8,319	17
*	Maxwell Technologies Inc.	4,812	17
*	Nuverra Environmental Solutions Inc.	1,453	16
*	IEC Electronics Corp.	2,900	15
*	ServiceSource International Inc.	5,198	15
*,^	EnSync Inc.	55,876	14
	RF Industries Ltd.	1,925	14
*	Orion Energy Systems Inc.	13,761	13
*	Sparton Corp.	896	13
*	Volt Information Sciences Inc.	3,202	12
	Richardson Electronics Ltd.	1,376	12
*	Coda Octopus Group Inc.	1,800	11
*	Vertex Energy Inc.	6,345	11
*,^	Payment Data Systems Inc.	5,731	11
*	Sharps Compliance Corp.	2,907	10
*	Ballantyne Strong Inc.	2,500	10
*	ENGlobal Corp.	8,600	9
*	Energy Focus Inc.	4,166	9
	Global Water Resources Inc.	803	9
*	CUI Global Inc.	3,468	8
*	Synthesis Energy Systems Inc.	3,101	7
*	Tecogen Inc.	2,016	6
*	Digital Ally Inc.	2,160	6
	Issuer Direct Corp.	300	5
*	Wireless Telecom Group Inc.	2,495	5
	Bel Fuse Inc. Class A	200	4
*	Babcock & Wilcox Enterprises Inc.	3,697	4
*	Cemtrex Inc.	2,300	3
*	Polar Power Inc.	600	3
*	Perma-Fix Environmental Services	614	3
*	American Electric Technologies Inc.	3,336	2
*	Innovative Solutions & Support Inc.	795	2
*	Applied DNA Sciences Inc.	1,335	2
*	Pioneer Power Solutions Inc.	356	2
*	Taylor Devices Inc.	138	2
*	Professional Diversity Network Inc.	300	1
*	SIFCO Industries Inc.	100	1
*	GEE Group Inc.	200	1
	AMCON Distributing Co.	3	—
*	Black Box Corp.	247	—
*,2	Patriot National Inc.	7,513	—
*	ClearSign Combustion Corp.	64	—
			3,160,836

Oil & Gas (3.4%)
	Exxon Mobil Corp.	3,364,793	286,075
	Chevron Corp.	1,518,152	185,640
	ConocoPhillips	930,374	72,011
	Schlumberger Ltd.	1,079,006	65,733
	EOG Resources Inc.	461,427	58,864
	Occidental Petroleum Corp.	611,687	50,262
	Valero Energy Corp.	341,980	38,900
	Phillips 66	333,135	37,551
	Marathon Petroleum Corp.	362,263	28,970
	Anadarko Petroleum Corp.	411,504	27,739
	Halliburton Co.	672,148	27,242
	Kinder Morgan Inc.	1,516,718	26,891
	Williams Cos. Inc.	945,895	25,719
*	Concho Resources Inc.	160,023	24,444
	Pioneer Natural Resources Co.	136,305	23,743
	ONEOK Inc.	329,797	22,357
	Andeavor	114,729	17,611
	Hess Corp.	230,778	16,519
	Marathon Oil Corp.	685,514	15,959
	Devon Energy Corp.	375,674	15,004
	Apache Corp.	310,305	14,792
	National Oilwell Varco Inc.	305,986	13,182
	Noble Energy Inc.	390,604	12,183
*	Cheniere Energy Inc.	169,564	11,783
	Diamondback Energy Inc.	79,483	10,745
	HollyFrontier Corp.	139,577	9,756
	Targa Resources Corp.	170,635	9,608
	EQT Corp.	215,437	9,529
	Cabot Oil & Gas Corp.	368,324	8,295
	Cimarex Energy Co.	78,063	7,255
*	Energen Corp.	78,917	6,800
*	WPX Energy Inc.	323,223	6,503
*	Parsley Energy Inc. Class A	211,449	6,185
	Helmerich & Payne Inc.	85,047	5,849
	OGE Energy Corp.	160,403	5,826
*	Continental Resources Inc.	74,717	5,102
*,^	Transocean Ltd.	356,987	4,980
*	Newfield Exploration Co.	163,580	4,716
	Murphy Oil Corp.	135,415	4,515
	PBF Energy Inc. Class A	90,232	4,503
	Core Laboratories NV	35,927	4,161
*	Whiting Petroleum Corp.	72,402	3,840
*	Oasis Petroleum Inc.	258,386	3,664
	Range Resources Corp.	206,952	3,516
*	Antero Resources Corp.	195,701	3,466
*	Centennial Resource Development Inc. Class A	152,403	3,330
*	Chesapeake Energy Corp.	710,200	3,189
	Baker Hughes a GE Co.	92,648	3,134
	Ensco plc Class A	361,685	3,053
	Patterson-UTI Energy Inc.	177,392	3,035
	SM Energy Co.	91,199	2,876
*	First Solar Inc.	59,301	2,871
*	Apergy Corp.	62,308	2,714
*	Matador Resources Co.	79,851	2,639
*	PDC Energy Inc.	53,484	2,619
	McDermott International Inc.	140,258	2,585

	Delek US Holdings Inc.	60,151	2,552
*	Southwestern Energy Co.	485,912	2,483
*	Oceaneering International Inc.	83,697	2,310
*	QEP Resources Inc.	198,483	2,247
*	Denbury Resources Inc.	355,615	2,205
*	Callon Petroleum Co.	181,245	2,173
*	Weatherford International plc	801,160	2,171
*	Rowan Cos. plc Class A	103,489	1,949
*	Chart Industries Inc.	23,365	1,830
*	SRC Energy Inc.	194,775	1,732
	Nabors Industries Ltd.	280,634	1,729
*	California Resources Corp.	35,128	1,705
*	Carrizo Oil & Gas Inc.	66,686	1,681
	CNX Resources Corp.	115,973	1,660
*	Dril-Quip Inc.	31,640	1,653
*	Oil States International Inc.	46,606	1,547
*	Noble Corp. plc	215,452	1,515
*	NOW Inc.	90,151	1,492
*	Magnolia Oil & Gas Corp.	90,325	1,356
*	Superior Energy Services Inc.	137,723	1,341
*	MRC Global Inc.	70,144	1,317
	Archrock Inc.	107,416	1,310
*	Gulfport Energy Corp.	123,372	1,284
*	C&J Energy Services Inc.	58,300	1,213
*	Unit Corp.	43,879	1,143
*	Helix Energy Solutions Group Inc.	115,405	1,140
*	Cactus Inc. Class A	29,303	1,122
*	ProPetro Holding Corp.	64,311	1,061
*,^	Diamond Offshore Drilling Inc.	52,490	1,050
*	Laredo Petroleum Inc.	120,200	982
*,^	Tellurian Inc.	107,500	964
	RPC Inc.	56,197	870
*	Renewable Energy Group Inc.	29,600	852
*	Exterran Corp.	31,246	829
*	Penn Virginia Corp.	10,133	816
*	Forum Energy Technologies Inc.	75,346	780
*	Newpark Resources Inc.	70,600	731
*,^	Jagged Peak Energy Inc.	49,967	691
*	W&T Offshore Inc.	71,334	688
*	Tidewater Inc.	20,176	629
*	Northern Oil and Gas Inc.	142,850	571
*	Par Pacific Holdings Inc.	27,116	553
^	CVR Energy Inc.	13,621	548
	SemGroup Corp. Class A	24,842	548
*	Resolute Energy Corp.	14,167	536
*	Keane Group Inc.	42,060	520
*	Talos Energy Inc.	15,850	520
*	KLX Energy Services Holdings Inc.	15,973	511
*	Matrix Service Co.	19,538	482
*	Ring Energy Inc.	45,702	453
*	Select Energy Services Inc. Class A	37,684	446
*	Bonanza Creek Energy Inc.	14,844	442
*	HighPoint Resources Corp.	88,880	434
*	Solaris Oilfield Infrastructure Inc. Class A	22,340	422
*	TPI Composites Inc.	14,579	416
*	TETRA Technologies Inc.	89,788	405
*,^	SunPower Corp. Class A	54,797	400

*	WildHorse Resource Development Corp.	16,795	397
*,^	Plug Power Inc.	197,450	379
*	SEACOR Marine Holdings Inc.	15,306	346
*	Abraxas Petroleum Corp.	134,400	313
*,^	Enphase Energy Inc.	63,769	309
*	REX American Resources Corp.	3,880	293
*	Bristow Group Inc.	24,123	293
	Evolution Petroleum Corp.	25,428	281
*	Natural Gas Services Group Inc.	12,532	264
*	Trecora Resources	18,615	261
*	Nine Energy Service Inc.	8,349	255
*	CARBO Ceramics Inc.	34,731	252
	Panhandle Oil and Gas Inc. Class A	13,586	251
*	FTS International Inc.	20,500	242
	Mammoth Energy Services Inc.	8,124	236
*	Green Brick Partners Inc.	21,180	214
	Liberty Oilfield Services Inc. Class A	9,256	200
*	Ameresco Inc. Class A	14,128	193
*	Pioneer Energy Services Corp.	63,957	189
*	Ultra Petroleum Corp.	165,236	185
*	Geospace Technologies Corp.	13,500	185
*	Basic Energy Services Inc.	17,333	173
*	SilverBow Resources Inc.	6,356	170
*	Key Energy Services Inc.	13,856	159
*	Earthstone Energy Inc. Class A	15,976	150
*	Independence Contract Drilling Inc.	29,150	144
*	Goodrich Petroleum Corp.	9,635	135
*	VAALCO Energy Inc.	45,501	124
*	Hornbeck Offshore Services Inc.	20,910	123
*,^	American Superconductor Corp.	17,349	121
	Green Plains Inc.	6,676	115
*,^	Rosehill Resources Inc. Class A	17,398	106
*	Lilis Energy Inc.	21,500	105
*	Dawson Geophysical Co.	16,895	105
*	Comstock Resources Inc.	12,101	101
*	Contango Oil & Gas Co.	15,817	98
*	Quintana Energy Services Inc.	12,928	95
*	NCS Multistage Holdings Inc.	5,505	91
*	PHI Inc.	9,279	84
*	Flotek Industries Inc.	33,900	81
*	Midstates Petroleum Co. Inc.	8,460	75
*	Gulfmark Offshore Inc.	2,009	75
*	Lonestar Resources US Inc. Class A	9,603	75
*	Sanchez Energy Corp.	28,600	66
*	Mitcham Industries Inc.	15,766	65
	Adams Resources & Energy Inc.	1,482	63
*,^	SAExploration Holdings Inc.	5,831	60
*	ION Geophysical Corp.	3,500	54
*	Ranger Energy Services Inc.	5,712	48
	Gulf Island Fabrication Inc.	4,314	43
*	Eclipse Resources Corp.	32,233	38
*	Isramco Inc.	246	30
*,^	Torchlight Energy Resources Inc.	26,097	25
	Berry Petroleum Corp.	1,248	22
*,^	Ocean Power Technologies Inc.	22,275	15
*	Superior Drilling Products Inc.	3,000	10
*	Aemetis Inc.	9,095	9

*	Enservco Corp.	9,799	8
*	Eco-Stim Energy Solutions Inc.	26,750	8
*,^	Ideal Power Inc.	10,705	7
*,^	Zion Oil & Gas Inc.	3,430	4
	Parker Drilling Co.	1,300	4
	Approach Resources Inc.	1,500	3
*	Tidewater Inc. Warrants	535	2
*	Tidewater Inc. Warrants	579	2
*,^	Houston American Energy Corp.	7,900	2
*,^	Basic Energy Services Inc. Warrants Exp. 12/23/2023	2,067	1
*,^	Bonanza Creek Energy Inc. Warrants Exp. 04/28/2020	2,104	1
*	PetroQuest Energy Inc.	4,071	—
*	Rex Energy Corp.	900	—
*,^	Jones Energy Inc. Class A	1	—
*,2	Harvest Natural Resources Inc.	20,906	—
			1,353,676
Technology (12.0%)
	Apple Inc.	3,462,790	781,690
	Microsoft Corp.	6,111,906	699,019
*	Facebook Inc. Class A	1,922,530	316,179
*	Alphabet Inc. Class C	243,541	290,659
*	Alphabet Inc. Class A	231,632	279,598
	Cisco Systems Inc.	3,757,286	182,792
	Intel Corp.	3,668,041	173,462
	NVIDIA Corp.	460,148	129,311
	Oracle Corp.	2,211,084	114,004
	International Business Machines Corp.	719,740	108,832
*	Adobe Systems Inc.	391,564	105,703
*	salesforce.com Inc.	561,759	89,337
	Broadcom Inc.	343,493	84,750
	Texas Instruments Inc.	778,040	83,476
	QUALCOMM Inc.	1,112,723	80,149
	Intuit Inc.	192,629	43,804
*	Micron Technology Inc.	925,068	41,841
	Cognizant Technology Solutions Corp. Class A	465,288	35,897
	HP Inc.	1,267,902	32,674
	Applied Materials Inc.	787,545	30,439
*	ServiceNow Inc.	141,759	27,732
*	Autodesk Inc.	175,910	27,461
	Analog Devices Inc.	293,113	27,101
	Corning Inc.	649,184	22,916
*	Advanced Micro Devices Inc.	702,463	21,699
	DXC Technology Co.	225,560	21,094
	Hewlett Packard Enterprise Co.	1,187,770	19,373
*	Red Hat Inc.	141,639	19,303
	Lam Research Corp.	126,344	19,166
	NetApp Inc.	206,688	17,752
*	Workday Inc. Class A	118,771	17,338
	Motorola Solutions Inc.	130,197	16,944
*	Cerner Corp.	254,433	16,388
	Xilinx Inc.	204,120	16,364
	Harris Corp.	93,925	15,893
*	Palo Alto Networks Inc.	70,420	15,863
*	Dell Technologies Inc. Class V	159,869	15,526
	Microchip Technology Inc.	189,285	14,936
*	Twitter Inc.	511,333	14,553
*	VeriSign Inc.	88,596	14,186

*	Splunk Inc.	117,240	14,176
*	IAC/InterActiveCorp	62,740	13,597
	Skyworks Solutions Inc.	147,133	13,346
	KLA-Tencor Corp.	124,786	12,692
*	ANSYS Inc.	67,690	12,636
	Maxim Integrated Products Inc.	222,666	12,556
	Western Digital Corp.	213,084	12,474
*	Synopsys Inc.	118,692	11,704
*	Citrix Systems Inc.	101,334	11,264
*	Gartner Inc.	70,428	11,163
*	Arista Networks Inc.	41,911	11,142
	CA Inc.	248,380	10,966
*	Veeva Systems Inc. Class A	96,738	10,532
	CDW Corp.	118,363	10,525
*	Fortinet Inc.	113,203	10,445
*	GoDaddy Inc. Class A	124,451	10,378
*	Cadence Design Systems Inc.	225,685	10,228
	Symantec Corp.	472,382	10,052
	Seagate Technology plc	206,183	9,763
*	F5 Networks Inc.	48,489	9,670
*	Akamai Technologies Inc.	129,426	9,468
	SS&C Technologies Holdings Inc.	162,351	9,226
*	VMware Inc. Class A	58,984	9,205
	Marvell Technology Group Ltd.	475,827	9,183
*	PTC Inc.	84,464	8,969
	Leidos Holdings Inc.	123,642	8,551
	Juniper Networks Inc.	284,537	8,528
*	Qorvo Inc.	101,988	7,842
*	Ultimate Software Group Inc.	23,516	7,577
*	Tyler Technologies Inc.	29,264	7,171
	CDK Global Inc.	106,837	6,684
*	Guidewire Software Inc.	65,382	6,604
*	Aspen Technology Inc.	56,323	6,416
*	ON Semiconductor Corp.	341,694	6,297
*	Paycom Software Inc.	40,182	6,245
*	Tableau Software Inc. Class A	55,422	6,193
*	Zendesk Inc.	79,546	5,648
*	EPAM Systems Inc.	40,788	5,617
	Teradyne Inc.	149,747	5,538
*	Integrated Device Technology Inc.	104,670	4,921
*	CommScope Holding Co. Inc.	157,946	4,858
*	RingCentral Inc. Class A	51,451	4,788
*	Twilio Inc. Class A	55,036	4,749
*	Okta Inc.	67,244	4,731
*	Proofpoint Inc.	42,182	4,485
*	athenahealth Inc.	32,501	4,342
*	HubSpot Inc.	28,309	4,273
*	Nuance Communications Inc.	244,922	4,242
	Blackbaud Inc.	39,675	4,026
	Cypress Semiconductor Corp.	277,696	4,024
*,^	Snap Inc.	462,600	3,923
*	RealPage Inc.	59,527	3,923
	LogMeIn Inc.	42,699	3,804
	Monolithic Power Systems Inc.	30,083	3,776
*	ARRIS International plc	144,513	3,756
*	Teradata Corp.	98,642	3,720
*	CACI International Inc. Class A	19,993	3,682

*	Ciena Corp.	116,222	3,631
	MKS Instruments Inc.	44,118	3,536
*	Nutanix Inc.	78,691	3,362
*	Medidata Solutions Inc.	45,821	3,359
	Entegris Inc.	113,758	3,293
*	Pure Storage Inc. Class A	126,458	3,282
*	2U Inc.	43,457	3,268
*	Coupa Software Inc.	41,262	3,264
*	Silicon Laboratories Inc.	34,774	3,192
	j2 Global Inc.	38,100	3,157
*	New Relic Inc.	33,254	3,134
*	Manhattan Associates Inc.	55,787	3,046
	Perspecta Inc.	117,786	3,029
*	Cree Inc.	79,388	3,006
*	Semtech Corp.	53,661	2,984
*,^	ViaSat Inc.	45,334	2,899
*	Lumentum Holdings Inc.	48,136	2,886
*	NCR Corp.	97,210	2,762
	Science Applications International Corp.	33,931	2,735
*	Verint Systems Inc.	53,545	2,683
*	FireEye Inc.	151,277	2,572
*	Ellie Mae Inc.	26,765	2,537
*	ACI Worldwide Inc.	87,637	2,466
*	Box Inc.	100,149	2,395
*	Qualys Inc.	26,848	2,392
*	Cornerstone OnDemand Inc.	41,988	2,383
*	CommVault Systems Inc.	33,925	2,375
*,^	Match Group Inc.	40,262	2,332
*	Dropbox Inc. Class A	84,951	2,279
	InterDigital Inc.	28,326	2,266
*	Bottomline Technologies DE Inc.	30,742	2,235
*	Envestnet Inc.	35,146	2,142
*	Viavi Solutions Inc.	186,724	2,117
	SYNNEX Corp.	24,533	2,078
*	Allscripts Healthcare Solutions Inc.	145,158	2,069
	Cabot Microelectronics Corp.	20,036	2,067
	Pegasystems Inc.	32,701	2,047
*	Cirrus Logic Inc.	52,719	2,035
*	Premier Inc. Class A	43,820	2,006
*	Avaya Holdings Corp.	90,486	2,003
*	Tech Data Corp.	27,222	1,948
*	Five9 Inc.	44,531	1,946
	Brooks Automation Inc.	55,522	1,945
	Cogent Communications Holdings Inc.	34,514	1,926
*	Finisar Corp.	95,624	1,822
*	SailPoint Technologies Holding Inc.	53,064	1,805
*	Q2 Holdings Inc.	28,552	1,729
*	Advanced Energy Industries Inc.	32,847	1,697
*,^	3D Systems Corp.	89,537	1,692
*	Cloudera Inc.	92,478	1,632
*	Varonis Systems Inc.	22,143	1,622
	Plantronics Inc.	26,827	1,618
*	NetScout Systems Inc.	63,864	1,613
*	Blackline Inc.	28,074	1,585
*	Insight Enterprises Inc.	28,900	1,563
*	NETGEAR Inc.	24,428	1,535
^	Ubiquiti Networks Inc.	15,454	1,528

*	EchoStar Corp. Class A	31,376	1,455
*	Alarm.com Holdings Inc.	25,322	1,453
*	Blucora Inc.	35,677	1,436
	Ebix Inc.	18,050	1,429
	Power Integrations Inc.	22,490	1,421
*	SPS Commerce Inc.	14,058	1,395
	Progress Software Corp.	37,106	1,309
*,^	MongoDB Inc.	15,846	1,292
*	Alteryx Inc. Class A	22,395	1,281
*	Electronics For Imaging Inc.	37,580	1,281
*	Synaptics Inc.	28,041	1,279
*	Inphi Corp.	32,187	1,222
*	Oclaro Inc.	131,944	1,180
*	LivePerson Inc.	44,655	1,159
*	Virtusa Corp.	21,320	1,145
*	Everbridge Inc.	19,759	1,139
	CSG Systems International Inc.	28,208	1,132
*	MicroStrategy Inc. Class A	8,043	1,131
*	Hortonworks Inc.	48,867	1,115
*	Apptio Inc. Class A	29,517	1,091
*	Boingo Wireless Inc.	30,977	1,081
*	Web.com Group Inc.	38,188	1,065
*	Rapid7 Inc.	27,993	1,034
*	Tabula Rasa HealthCare Inc.	12,655	1,027
*	Diodes Inc.	30,676	1,021
*	Yext Inc.	42,754	1,013
*	Acacia Communications Inc.	24,174	1,000
*	MaxLinear Inc.	49,499	984
*	ePlus Inc.	10,566	979
*	Syntel Inc.	23,750	973
*	Altair Engineering Inc. Class A	22,306	969
*	Cision Ltd.	57,528	966
*,^	Ceridian HCM Holding Inc.	22,728	955
*	Rambus Inc.	84,799	925
*	Infinera Corp.	125,981	920
*	NextGen Healthcare Inc.	44,968	903
*	PROS Holdings Inc.	25,064	878
*	Vocera Communications Inc.	23,780	870
*	Carbonite Inc.	24,312	867
*	Appfolio Inc.	10,960	859
*	Instructure Inc.	23,601	835
*	ForeScout Technologies Inc.	21,981	830
	Shutterstock Inc.	15,200	830
*	Unisys Corp.	40,193	820
*	SendGrid Inc.	21,957	808
*	ScanSource Inc.	20,238	808
*	FormFactor Inc.	58,338	802
*	Lattice Semiconductor Corp.	98,827	791
	ADTRAN Inc.	44,743	790
	NIC Inc.	52,024	770
*	Workiva Inc.	18,772	742
	TiVo Corp.	59,214	737
*,^	TransEnterix Inc.	123,750	718
*	Perficient Inc.	26,666	711
*	Cray Inc.	32,867	707
	Comtech Telecommunications Corp.	18,775	681
*	Nanometrics Inc.	18,033	677

*	Benefitfocus Inc.	16,640	673
*	CalAmp Corp.	28,088	673
	Monotype Imaging Holdings Inc.	32,718	661
*	DocuSign Inc. Class A	12,537	659
*	Pivotal Software Inc. Class A	30,464	597
*	Rudolph Technologies Inc.	23,697	579
*	Photronics Inc.	57,874	570
	Cohu Inc.	22,024	553
*	Xcerra Corp.	38,428	548
*	CEVA Inc.	18,176	523
*	Extreme Networks Inc.	92,637	508
*	Axcelis Technologies Inc.	25,642	504
*	Appian Corp. Class A	14,760	489
*	Endurance International Group Holdings Inc.	54,822	482
	Forrester Research Inc.	10,443	479
	Xperi Corp.	30,825	458
	Presidio Inc.	29,792	454
*	OneSpan Inc.	23,843	454
*	Loral Space & Communications Inc.	9,913	450
*	Upland Software Inc.	13,918	450
*	Amkor Technology Inc.	60,812	449
	QAD Inc. Class A	7,785	441
*,^	Ichor Holdings Ltd.	21,457	438
*	Limelight Networks Inc.	85,421	429
*,^	Zscaler Inc.	10,509	429
	Systemax Inc.	12,153	400
*,^	Applied Optoelectronics Inc.	15,530	383
	Hackett Group Inc.	18,781	378
*	Harmonic Inc.	67,100	369
*	Rosetta Stone Inc.	17,100	340
*	Calix Inc.	41,922	340
*	MobileIron Inc.	63,952	339
	Switch Inc.	31,200	337
*	KeyW Holding Corp.	38,878	337
*	Model N Inc.	21,225	336
*,^	Impinj Inc.	13,550	336
	PC Connection Inc.	8,511	331
*	Quantenna Communications Inc.	16,895	312
*	Ribbon Communications Inc.	45,185	309
*	Digi International Inc.	22,736	306
*	Digimarc Corp.	9,714	306
*	A10 Networks Inc.	49,563	301
*	Meet Group Inc.	60,820	301
*	Eventbrite Inc. Class A	7,927	301
*	NeoPhotonics Corp.	36,096	300
	Computer Programs & Systems Inc.	10,779	289
*	Zix Corp.	51,301	285
*,^	WideOpenWest Inc.	25,187	282
*	Tenable Holdings Inc.	7,162	278
*	Vectrus Inc.	8,833	276
*	Ultra Clean Holdings Inc.	21,296	267
*	Immersion Corp.	25,076	265
*	USA Technologies Inc.	34,710	250
*	RigNet Inc.	12,100	246
*	ChannelAdvisor Corp.	19,132	238
	American Software Inc. Class A	18,962	230
*	Mitek Systems Inc.	32,000	226

*	Ooma Inc.	12,977	215
*	Casa Systems Inc.	13,846	204
*	Exela Technologies Inc.	28,584	204
*	Brightcove Inc.	24,102	202
*	AXT Inc.	27,904	200
*,^	Zuora Inc. Class A	8,540	197
*	Internap Corp.	15,232	192
*	nLight Inc.	8,588	191
*	Agilysys Inc.	11,474	187
*	PAR Technology Corp.	8,403	187
*	Aquantia Corp.	13,306	170
	Simulations Plus Inc.	8,096	164
*	Bandwidth Inc. Class A	3,009	161
*	Amber Road Inc.	15,586	150
*	Alpha & Omega Semiconductor Ltd.	12,823	149
*	DSP Group Inc.	12,516	149
*	EMCORE Corp.	28,836	137
*	Telenav Inc.	26,591	134
*	Pixelworks Inc.	29,298	132
*	SecureWorks Corp. Class A	8,360	122
	Preformed Line Products Co.	1,727	121
*	KVH Industries Inc.	9,261	121
*	NetSol Technologies Inc.	18,320	121
*,^	Adesto Technologies Corp.	20,000	119
*	PDF Solutions Inc.	13,075	118
*	Airgain Inc.	8,706	114
*,^	Carbon Black Inc.	5,386	114
*	Kopin Corp.	46,700	113
	TransAct Technologies Inc.	7,400	107
	ConvergeOne Holdings Inc.	11,400	106
*	Smartsheet Inc. Class A	3,358	105
*	Telaria Inc.	27,025	102
*	Clearfield Inc.	7,474	101
*	Park City Group Inc.	9,825	99
	TESSCO Technologies Inc.	6,381	97
*	inTEST Corp.	10,300	80
*,^	Resonant Inc.	19,342	79
*	QuickLogic Corp.	76,177	76
*	Datawatch Corp.	5,954	69
	Diebold Nixdorf Inc.	15,100	68
*	ID Systems Inc.	9,730	68
*	Great Elm Capital Group Inc.	20,161	66
*	GSI Technology Inc.	9,474	65
*	VirnetX Holding Corp.	13,100	61
*	Finjan Holdings Inc.	13,995	60
*	Identiv Inc.	10,116	60
	AstroNova Inc.	2,500	54
*	Aerohive Networks Inc.	12,984	54
*	SVMK Inc.	3,313	53
*	Inseego Corp.	13,688	53
*	Domo Inc.	2,400	51
*	Aware Inc.	13,237	48
	GlobalSCAPE Inc.	11,463	46
*	Icad Inc.	15,448	45
*	Edgewater Technology Inc.	8,642	43
*	Atomera Inc.	7,135	43
	CSP Inc.	3,226	42

*	Computer Task Group Inc.	8,102	42
*	Radisys Corp.	25,922	42
*	LRAD Corp.	12,036	37
*	SharpSpring Inc.	2,596	36
	RCM Technologies Inc.	8,218	35
*	Neurotrope Inc.	3,942	35
*	Rimini Street Inc.	5,449	34
*	Everspin Technologies Inc.	4,375	34
*	VOXX International Corp. Class A	6,254	33
*	Seachange International Inc.	16,462	29
	QAD Inc. Class B	677	28
*	Support.com Inc.	8,416	24
*	Qumu Corp.	8,958	24
*	ADDvantage Technologies Group Inc.	16,021	23
*	I3 Verticals Inc. Class A	968	22
*	DASAN Zhone Solutions Inc.	1,567	22
*	Red Violet Inc.	3,373	22
*	ACM Research Inc. Class A	1,940	21
*,^	SITO Mobile Ltd.	11,333	20
*	Aehr Test Systems	8,636	19
*	RumbleON Inc. Class B	1,761	18
*,^	NXT-ID Inc.	13,508	18
*	Amtech Systems Inc.	3,280	18
*	Synacor Inc.	10,592	17
*	eGain Corp.	2,015	16
*	Key Tronic Corp.	2,106	16
*	Westell Technologies Inc. Class A	5,884	16
*	Aviat Networks Inc.	947	15
*	Avalara Inc.	409	14
*	Intermolecular Inc.	11,600	14
	Wayside Technology Group Inc.	1,019	13
*	Data I/O Corp.	2,153	11
*,^	Neonode Inc.	29,427	10
^	iPass Inc.	4,634	9
*	BSQUARE Corp.	4,072	9
*	GSE Systems Inc.	2,539	9
*	Intellicheck Inc.	3,589	9
*	Evolving Systems Inc.	3,774	9
*	CynergisTek Inc.	2,254	9
*	Determine Inc.	12,197	9
*	Marin Software Inc.	2,263	7
*	WidePoint Corp.	15,317	7
*	Quantum Corp.	2,900	7
*	Netlist Inc.	15,568	7
	Network-1 Technologies Inc.	2,166	6
*,^	Ominto Inc.	7,114	6
*	BroadVision Inc.	2,482	5
*	Streamline Health Solutions Inc.	3,580	4
*	xG Technology Inc.	8,520	4
*	Sunworks Inc.	6,576	3
*	Qualstar Corp.	400	3
*	Innodata Inc.	1,899	3
*	Mastech Digital Inc.	264	3
*	Xcel Brands Inc.	1,050	2
*	Cinedigm Corp. Class A	1,800	2
*,^	AMERI Holdings Inc.	1,000	1
*	Inuvo Inc.	1,600	1

	ClearOne Inc.	425	1
*	ARC Group Worldwide Inc.	400	1
	Communications Systems Inc.	214	1
	BK Technologies Inc.	100	—
*	Socket Mobile Inc.	100	—
	Helios & Matheson Analytics Inc.	2	—
			4,755,747
Telecommunications (1.1%)
	AT&T Inc.	5,761,015	193,455
	Verizon Communications Inc.	3,297,629	176,060
*	T-Mobile US Inc.	235,298	16,513
	CenturyLink Inc.	752,900	15,962
*	Zayo Group Holdings Inc.	170,787	5,930
*,^	Sprint Corp.	485,708	3,177
*	Vonage Holdings Corp.	168,860	2,391
	Telephone & Data Systems Inc.	76,366	2,324
*	Iridium Communications Inc.	76,479	1,721
*	Intelsat SA	54,937	1,648
*	8x8 Inc.	70,303	1,494
	Shenandoah Telecommunications Co.	36,882	1,429
*,^	GTT Communications Inc.	31,431	1,364
	Consolidated Communications Holdings Inc.	62,531	815
*	ORBCOMM Inc.	62,272	676
*	Cincinnati Bell Inc.	39,817	635
	ATN International Inc.	8,018	592
*	United States Cellular Corp.	10,199	457
	Frontier Communications Corp.	53,392	347
*	pdvWireless Inc.	10,048	341
*,^	Globalstar Inc.	496,985	252
	Spok Holdings Inc.	16,242	250
*	HC2 Holdings Inc.	37,800	231
*,^	Pareteum Corp.	33,184	100
	IDT Corp. Class B	18,352	98
*	Alaska Communications Systems Group Inc.	58,205	95
	Windstream Holdings Inc.	9,217	45
*,2	Ocera Therapeutics CVR Line	3,700	1
			428,403
Utilities (1.6%)
	NextEra Energy Inc.	383,019	64,194
	Duke Energy Corp.	560,150	44,823
	Dominion Energy Inc.	524,550	36,865
	Southern Co.	812,003	35,403
	Exelon Corp.	749,262	32,713
	American Electric Power Co. Inc.	395,279	28,017
	Sempra Energy	213,175	24,249
	Public Service Enterprise Group Inc.	400,877	21,162
	Xcel Energy Inc.	415,229	19,603
*	PG&E Corp.	416,340	19,156
	Edison International	264,851	17,925
	Consolidated Edison Inc.	232,402	17,707
	WEC Energy Group Inc.	250,935	16,753
	PPL Corp.	538,404	15,754
	Eversource Energy	255,292	15,685
	DTE Energy Co.	136,244	14,868
	FirstEnergy Corp.	386,995	14,385
	American Water Works Co. Inc.	158,740	13,964

	Ameren Corp.	196,140	12,400
	Entergy Corp.	146,578	11,892
	Evergy Inc.	214,371	11,773
	CMS Energy Corp.	234,800	11,505
	CenterPoint Energy Inc.	392,225	10,845
	Alliant Energy Corp.	208,687	8,884
	NRG Energy Inc.	231,579	8,661
*	Vistra Energy Corp.	335,730	8,353
	Atmos Energy Corp.	87,558	8,223
	AES Corp.	536,585	7,512
	NiSource Inc.	298,690	7,443
	UGI Corp.	131,544	7,298
	Pinnacle West Capital Corp.	91,731	7,263
	Aqua America Inc.	142,168	5,246
	Vectren Corp.	62,877	4,495
	SCANA Corp.	105,377	4,098
	IDACORP Inc.	40,185	3,988
	National Fuel Gas Co.	69,146	3,876
	ONE Gas Inc.	42,238	3,475
	Portland General Electric Co.	72,963	3,328
	New Jersey Resources Corp.	70,678	3,258
	ALLETE Inc.	40,175	3,014
	Southwest Gas Holdings Inc.	37,521	2,965
	Hawaiian Electric Industries Inc.	83,083	2,957
	Spire Inc.	38,984	2,867
	Black Hills Corp.	44,815	2,603
	Avista Corp.	51,118	2,585
	South Jersey Industries Inc.	72,415	2,554
	PNM Resources Inc.	64,519	2,545
	NorthWestern Corp.	42,418	2,488
	Avangrid Inc.	46,816	2,244
	American States Water Co.	30,295	1,852
	El Paso Electric Co.	31,885	1,824
	Ormat Technologies Inc.	33,215	1,797
	MGE Energy Inc.	26,943	1,720
	California Water Service Group	39,504	1,695
	Northwest Natural Gas Co.	23,907	1,599
	Pattern Energy Group Inc. Class A	73,470	1,460
	Chesapeake Utilities Corp.	12,060	1,012
*	Evoqua Water Technologies Corp.	56,779	1,010
	SJW Group	14,212	869
*	Sunrun Inc.	69,449	864
	TerraForm Power Inc. Class A	57,787	668
	Middlesex Water Co.	12,574	609
	Connecticut Water Service Inc.	8,747	607
	Unitil Corp.	11,321	576
*,^	Bloom Energy Corp. Class A	14,538	496
	York Water Co.	10,526	320
	Artesian Resources Corp. Class A	6,304	232
*	AquaVenture Holdings Ltd.	11,943	216
*	Atlantic Power Corp.	90,045	198
	RGC Resources Inc.	5,800	155
*	Pure Cycle Corp.	12,161	141
*,^	Vivint Solar Inc.	25,305	132
*	Cadiz Inc.	6,465	72

Genie Energy Ltd. Class B			13,203	71
				654,059
Total Common Stocks (Cost $9,257,660)				23,574,233
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (25.9%)
U.S. Government Securities (16.5%)
United States Treasury Note/Bond	1.000%	10/15/19	13,655	13,422
United States Treasury Note/Bond	1.250%	10/31/19	3,800	3,742
United States Treasury Note/Bond	1.500%	10/31/19	19,470	19,227
United States Treasury Note/Bond	1.000%	11/15/19	163,585	160,544
United States Treasury Note/Bond	3.375%	11/15/19	24,504	24,684
United States Treasury Note/Bond	1.000%	11/30/19	26,025	25,521
United States Treasury Note/Bond	1.500%	11/30/19	35,106	34,623
United States Treasury Note/Bond	1.750%	11/30/19	39,445	39,013
United States Treasury Note/Bond	1.375%	12/15/19	18,585	18,295
United States Treasury Note/Bond	1.125%	12/31/19	1,075	1,054
United States Treasury Note/Bond	1.625%	12/31/19	28,033	27,661
United States Treasury Note/Bond	1.875%	12/31/19	16,965	16,790
United States Treasury Note/Bond	1.375%	1/15/20	31,028	30,500
United States Treasury Note/Bond	1.250%	1/31/20	17,475	17,136
United States Treasury Note/Bond	1.375%	1/31/20	2,295	2,254
United States Treasury Note/Bond	2.000%	1/31/20	38,400	38,034
United States Treasury Note/Bond	1.375%	2/15/20	20,386	20,013
United States Treasury Note/Bond	3.625%	2/15/20	8,270	8,367
United States Treasury Note/Bond	8.500%	2/15/20	3,269	3,521
United States Treasury Note/Bond	1.375%	2/29/20	14,143	13,876
United States Treasury Note/Bond	2.250%	2/29/20	5,156	5,121
United States Treasury Note/Bond	1.625%	3/15/20	12,380	12,183
United States Treasury Note/Bond	1.125%	3/31/20	11,000	10,737
United States Treasury Note/Bond	1.375%	3/31/20	20,250	19,839
United States Treasury Note/Bond	2.250%	3/31/20	8,807	8,742
United States Treasury Note/Bond	1.500%	4/15/20	29,330	28,771
United States Treasury Note/Bond	1.125%	4/30/20	7,970	7,767
United States Treasury Note/Bond	1.375%	4/30/20	36,097	35,319
United States Treasury Note/Bond	2.375%	4/30/20	28,762	28,587
United States Treasury Note/Bond	1.500%	5/15/20	81,832	80,182
United States Treasury Note/Bond	3.500%	5/15/20	18,560	18,769
United States Treasury Note/Bond	1.375%	5/31/20	18,815	18,383
United States Treasury Note/Bond	1.500%	5/31/20	29,462	28,845
United States Treasury Note/Bond	2.500%	5/31/20	16,705	16,627
United States Treasury Note/Bond	1.500%	6/15/20	15,000	14,679
United States Treasury Note/Bond	1.625%	6/30/20	26,710	26,180
United States Treasury Note/Bond	1.875%	6/30/20	21,525	21,185
United States Treasury Note/Bond	2.500%	6/30/20	22,810	22,696
United States Treasury Note/Bond	1.500%	7/15/20	44,330	43,325
United States Treasury Note/Bond	1.625%	7/31/20	16,115	15,776
United States Treasury Note/Bond	2.000%	7/31/20	6,268	6,179
United States Treasury Note/Bond	2.625%	7/31/20	18,660	18,599
United States Treasury Note/Bond	1.500%	8/15/20	9,880	9,647
United States Treasury Note/Bond	2.625%	8/15/20	13,775	13,728
United States Treasury Note/Bond	1.375%	8/31/20	19,177	18,665
United States Treasury Note/Bond	2.625%	8/31/20	17,106	17,047
United States Treasury Note/Bond	1.375%	9/15/20	12,482	12,143
United States Treasury Note/Bond	2.750%	9/30/20	18,360	18,334

United States Treasury Note/Bond	1.625%	10/15/20	38,791	37,870
United States Treasury Note/Bond	1.375%	10/31/20	43,104	41,838
United States Treasury Note/Bond	1.750%	10/31/20	32,911	32,191
United States Treasury Note/Bond	1.750%	11/15/20	117,815	115,183
United States Treasury Note/Bond	2.625%	11/15/20	66,571	66,269
4 United States Treasury Note/Bond	1.625%	11/30/20	38,750	37,763
United States Treasury Note/Bond	2.000%	11/30/20	19,950	19,598
United States Treasury Note/Bond	1.875%	12/15/20	60,095	58,856
United States Treasury Note/Bond	1.750%	12/31/20	7,347	7,173
United States Treasury Note/Bond	2.375%	12/31/20	20,452	20,244
United States Treasury Note/Bond	2.000%	1/15/21	18,026	17,688
United States Treasury Note/Bond	1.375%	1/31/21	34,657	33,504
United States Treasury Note/Bond	2.125%	1/31/21	19,996	19,668
United States Treasury Note/Bond	2.250%	2/15/21	44,653	44,039
United States Treasury Note/Bond	3.625%	2/15/21	10,603	10,785
United States Treasury Note/Bond	7.875%	2/15/21	400	446
United States Treasury Note/Bond	1.125%	2/28/21	19,237	18,464
United States Treasury Note/Bond	2.000%	2/28/21	12,275	12,030
United States Treasury Note/Bond	2.375%	3/15/21	8,626	8,528
United States Treasury Note/Bond	1.250%	3/31/21	43,160	41,501
United States Treasury Note/Bond	2.250%	3/31/21	9,050	8,917
United States Treasury Note/Bond	2.375%	4/15/21	68,606	67,791
United States Treasury Note/Bond	1.375%	4/30/21	32,639	31,435
United States Treasury Note/Bond	2.250%	4/30/21	8,599	8,469
United States Treasury Note/Bond	2.625%	5/15/21	82,387	81,885
United States Treasury Note/Bond	3.125%	5/15/21	27,687	27,864
United States Treasury Note/Bond	1.375%	5/31/21	16,690	16,054
United States Treasury Note/Bond	2.000%	5/31/21	19,227	18,797
United States Treasury Note/Bond	2.625%	6/15/21	460	457
United States Treasury Note/Bond	1.125%	6/30/21	51,329	48,971
United States Treasury Note/Bond	2.125%	6/30/21	38,700	37,938
United States Treasury Note/Bond	2.625%	7/15/21	57,280	56,886
United States Treasury Note/Bond	1.125%	7/31/21	26,420	25,165
United States Treasury Note/Bond	2.250%	7/31/21	19,600	19,263
United States Treasury Note/Bond	2.125%	8/15/21	20,605	20,177
United States Treasury Note/Bond	2.750%	8/15/21	149,665	149,128
United States Treasury Note/Bond	1.125%	8/31/21	16,257	15,462
United States Treasury Note/Bond	2.000%	8/31/21	6,175	6,024
United States Treasury Note/Bond	2.750%	9/15/21	58,985	58,764
United States Treasury Note/Bond	1.125%	9/30/21	21,860	20,760
United States Treasury Note/Bond	2.125%	9/30/21	10,325	10,101
United States Treasury Note/Bond	1.250%	10/31/21	43,150	41,074
United States Treasury Note/Bond	2.000%	10/31/21	20,510	19,975
United States Treasury Note/Bond	2.000%	11/15/21	54,050	52,614
United States Treasury Note/Bond	1.750%	11/30/21	46,330	44,737
United States Treasury Note/Bond	1.875%	11/30/21	23,051	22,349
United States Treasury Note/Bond	2.000%	12/31/21	10,723	10,425
United States Treasury Note/Bond	2.125%	12/31/21	20,200	19,717
United States Treasury Note/Bond	1.500%	1/31/22	8,364	7,993
United States Treasury Note/Bond	1.875%	1/31/22	53,130	51,403
United States Treasury Note/Bond	2.000%	2/15/22	3,553	3,451
United States Treasury Note/Bond	1.750%	2/28/22	26,621	25,631
United States Treasury Note/Bond	1.875%	2/28/22	33,555	32,438
United States Treasury Note/Bond	1.750%	3/31/22	22,279	21,423
United States Treasury Note/Bond	1.875%	3/31/22	11,855	11,449
United States Treasury Note/Bond	1.750%	4/30/22	4,721	4,535
United States Treasury Note/Bond	1.875%	4/30/22	14,651	14,138

United States Treasury Note/Bond	1.750%	5/15/22	1,025	984
United States Treasury Note/Bond	1.750%	5/31/22	32,877	31,551
United States Treasury Note/Bond	1.875%	5/31/22	14,975	14,437
United States Treasury Note/Bond	1.750%	6/30/22	1,405	1,347
United States Treasury Note/Bond	2.125%	6/30/22	19,560	19,013
United States Treasury Note/Bond	1.875%	7/31/22	33,815	32,536
United States Treasury Note/Bond	2.000%	7/31/22	7,795	7,536
United States Treasury Note/Bond	1.625%	8/15/22	12,333	11,747
United States Treasury Note/Bond	1.625%	8/31/22	2,050	1,952
United States Treasury Note/Bond	1.750%	9/30/22	8,875	8,483
United States Treasury Note/Bond	1.875%	9/30/22	29,360	28,199
United States Treasury Note/Bond	1.875%	10/31/22	14,555	13,966
United States Treasury Note/Bond	2.000%	10/31/22	17,810	17,176
United States Treasury Note/Bond	1.625%	11/15/22	17,550	16,662
United States Treasury Note/Bond	2.000%	11/30/22	48,163	46,402
United States Treasury Note/Bond	2.125%	12/31/22	54,980	53,202
United States Treasury Note/Bond	1.750%	1/31/23	25,218	24,004
United States Treasury Note/Bond	2.375%	1/31/23	975	953
United States Treasury Note/Bond	2.000%	2/15/23	12,778	12,289
United States Treasury Note/Bond	7.125%	2/15/23	1,100	1,288
United States Treasury Note/Bond	1.500%	2/28/23	3,005	2,827
United States Treasury Note/Bond	2.625%	2/28/23	8,010	7,909
United States Treasury Note/Bond	1.500%	3/31/23	26,975	25,348
United States Treasury Note/Bond	2.500%	3/31/23	65,451	64,244
United States Treasury Note/Bond	1.625%	4/30/23	22,585	21,318
United States Treasury Note/Bond	2.750%	4/30/23	23,480	23,289
United States Treasury Note/Bond	1.750%	5/15/23	20,943	19,866
United States Treasury Note/Bond	1.625%	5/31/23	23,885	22,526
United States Treasury Note/Bond	2.750%	5/31/23	5,895	5,847
United States Treasury Note/Bond	1.375%	6/30/23	25,610	23,841
United States Treasury Note/Bond	2.625%	6/30/23	21,591	21,287
United States Treasury Note/Bond	1.250%	7/31/23	21,485	19,853
United States Treasury Note/Bond	2.750%	7/31/23	33,800	33,504
United States Treasury Note/Bond	2.500%	8/15/23	34,410	33,711
United States Treasury Note/Bond	6.250%	8/15/23	6,280	7,219
United States Treasury Note/Bond	1.375%	8/31/23	22,170	20,580
United States Treasury Note/Bond	2.750%	8/31/23	85,862	85,124
United States Treasury Note/Bond	1.375%	9/30/23	20,585	19,086
United States Treasury Note/Bond	2.875%	9/30/23	39,410	39,281
United States Treasury Note/Bond	1.625%	10/31/23	49,991	46,874
United States Treasury Note/Bond	2.750%	11/15/23	24,356	24,124
United States Treasury Note/Bond	2.125%	11/30/23	52,470	50,396
United States Treasury Note/Bond	2.250%	12/31/23	9,575	9,246
United States Treasury Note/Bond	2.250%	1/31/24	32,580	31,434
United States Treasury Note/Bond	2.750%	2/15/24	22,074	21,843
United States Treasury Note/Bond	2.125%	2/29/24	47,810	45,808
United States Treasury Note/Bond	2.125%	3/31/24	49,500	47,396
United States Treasury Note/Bond	2.000%	4/30/24	30,695	29,170
United States Treasury Note/Bond	2.500%	5/15/24	65,279	63,678
United States Treasury Note/Bond	2.000%	5/31/24	16,379	15,552
United States Treasury Note/Bond	2.000%	6/30/24	18,635	17,677
United States Treasury Note/Bond	2.125%	7/31/24	14,710	14,039
United States Treasury Note/Bond	2.375%	8/15/24	33,710	32,604
United States Treasury Note/Bond	1.875%	8/31/24	9,023	8,484
United States Treasury Note/Bond	2.125%	9/30/24	64,208	61,188
United States Treasury Note/Bond	2.250%	10/31/24	35,320	33,874
United States Treasury Note/Bond	2.250%	11/15/24	27,100	25,978

United States Treasury Note/Bond	7.500%	11/15/24	675	845
4 United States Treasury Note/Bond	2.125%	11/30/24	70,805	67,375
United States Treasury Note/Bond	2.250%	12/31/24	60,000	57,469
United States Treasury Note/Bond	2.500%	1/31/25	14,165	13,762
United States Treasury Note/Bond	2.000%	2/15/25	61,048	57,509
United States Treasury Note/Bond	2.750%	2/28/25	7,073	6,972
United States Treasury Note/Bond	2.625%	3/31/25	27,575	26,963
United States Treasury Note/Bond	2.875%	4/30/25	67,285	66,770
United States Treasury Note/Bond	2.125%	5/15/25	50,016	47,367
United States Treasury Note/Bond	2.875%	5/31/25	30,915	30,664
United States Treasury Note/Bond	2.750%	6/30/25	40,070	39,438
United States Treasury Note/Bond	2.875%	7/31/25	47,960	47,555
United States Treasury Note/Bond	2.000%	8/15/25	41,547	38,943
United States Treasury Note/Bond	6.875%	8/15/25	1,943	2,408
United States Treasury Note/Bond	2.750%	8/31/25	70,520	69,374
United States Treasury Note/Bond	3.000%	9/30/25	29,000	28,973
United States Treasury Note/Bond	2.250%	11/15/25	25,522	24,266
United States Treasury Note/Bond	1.625%	2/15/26	21,332	19,362
United States Treasury Note/Bond	1.625%	5/15/26	50,448	45,640
United States Treasury Note/Bond	1.500%	8/15/26	51,545	46,035
United States Treasury Note/Bond	6.750%	8/15/26	3,095	3,902
United States Treasury Note/Bond	2.000%	11/15/26	37,355	34,565
United States Treasury Note/Bond	6.500%	11/15/26	5,910	7,386
United States Treasury Note/Bond	2.250%	2/15/27	44,372	41,779
United States Treasury Note/Bond	2.375%	5/15/27	39,155	37,185
United States Treasury Note/Bond	2.250%	8/15/27	44,099	41,364
United States Treasury Note/Bond	2.250%	11/15/27	39,003	36,510
United States Treasury Note/Bond	6.125%	11/15/27	775	964
United States Treasury Note/Bond	2.750%	2/15/28	50,868	49,612
United States Treasury Note/Bond	2.875%	5/15/28	45,085	44,409
United States Treasury Note/Bond	2.875%	8/15/28	56,454	55,598
United States Treasury Note/Bond	5.500%	8/15/28	5,245	6,332
United States Treasury Note/Bond	5.250%	11/15/28	9,875	11,745
United States Treasury Note/Bond	5.250%	2/15/29	11,313	13,505
United States Treasury Note/Bond	6.125%	8/15/29	4,420	5,665
United States Treasury Note/Bond	6.250%	5/15/30	11,570	15,153
United States Treasury Note/Bond	5.375%	2/15/31	30,025	37,099
United States Treasury Note/Bond	4.500%	2/15/36	13,800	16,372
United States Treasury Note/Bond	4.750%	2/15/37	9,525	11,698
United States Treasury Note/Bond	5.000%	5/15/37	15,403	19,492
United States Treasury Note/Bond	4.375%	2/15/38	8,342	9,842
United States Treasury Note/Bond	4.500%	5/15/38	10,300	12,357
United States Treasury Note/Bond	3.500%	2/15/39	23,101	24,328
United States Treasury Note/Bond	4.250%	5/15/39	8,883	10,356
United States Treasury Note/Bond	4.500%	8/15/39	8,684	10,460
United States Treasury Note/Bond	4.375%	11/15/39	11,686	13,863
United States Treasury Note/Bond	4.625%	2/15/40	13,760	16,869
United States Treasury Note/Bond	4.375%	5/15/40	12,975	15,412
United States Treasury Note/Bond	3.875%	8/15/40	11,185	12,417
United States Treasury Note/Bond	4.250%	11/15/40	10,317	12,069
4 United States Treasury Note/Bond	4.750%	2/15/41	18,088	22,624
United States Treasury Note/Bond	4.375%	5/15/41	12,450	14,835
United States Treasury Note/Bond	3.750%	8/15/41	12,000	13,093
United States Treasury Note/Bond	3.125%	11/15/41	13,128	12,993
United States Treasury Note/Bond	3.125%	2/15/42	15,773	15,605
United States Treasury Note/Bond	3.000%	5/15/42	11,950	11,569
United States Treasury Note/Bond	2.750%	8/15/42	35,375	32,749

United States Treasury Note/Bond	2.750%	11/15/42	78,783	72,887
United States Treasury Note/Bond	3.125%	2/15/43	33,422	33,010
United States Treasury Note/Bond	2.875%	5/15/43	38,760	36,634
United States Treasury Note/Bond	3.625%	8/15/43	40,761	43,723
United States Treasury Note/Bond	3.750%	11/15/43	41,554	45,489
United States Treasury Note/Bond	3.625%	2/15/44	29,063	31,211
United States Treasury Note/Bond	3.375%	5/15/44	21,816	22,488
United States Treasury Note/Bond	3.125%	8/15/44	13,001	12,832
United States Treasury Note/Bond	3.000%	11/15/44	20,069	19,367
United States Treasury Note/Bond	2.500%	2/15/45	36,593	32,036
United States Treasury Note/Bond	3.000%	5/15/45	20,139	19,425
United States Treasury Note/Bond	2.875%	8/15/45	35,817	33,712
United States Treasury Note/Bond	3.000%	11/15/45	5,078	4,896
United States Treasury Note/Bond	2.500%	2/15/46	39,339	34,317
United States Treasury Note/Bond	2.500%	5/15/46	41,805	36,442
United States Treasury Note/Bond	2.250%	8/15/46	25,312	20,890
United States Treasury Note/Bond	2.875%	11/15/46	36,710	34,513
United States Treasury Note/Bond	3.000%	2/15/47	9,150	8,814
United States Treasury Note/Bond	3.000%	5/15/47	45,822	44,118
United States Treasury Note/Bond	2.750%	8/15/47	32,138	29,421
United States Treasury Note/Bond	2.750%	11/15/47	34,982	32,014
United States Treasury Note/Bond	3.000%	2/15/48	43,204	41,570
United States Treasury Note/Bond	3.125%	5/15/48	45,455	44,830
United States Treasury Note/Bond	3.000%	8/15/48	35,837	34,476
				6,531,963
Agency Bonds and Notes (0.6%)
5 AID-Iraq	2.149%	1/18/22	1,100	1,065
5 AID-Israel	5.500%	12/4/23	375	417
5 AID-Israel	5.500%	4/26/24	1,400	1,563
5 AID-Jordan	2.503%	10/30/20	750	743
5 AID-Jordan	2.578%	6/30/22	320	314
5 AID-Jordan	3.000%	6/30/25	400	397
5 AID-Tunisia	2.452%	7/24/21	250	246
5 AID-Tunisia	1.416%	8/5/21	200	191
5 AID-Ukraine	1.847%	5/29/20	700	686
5 AID-Ukraine	1.471%	9/29/21	675	642
3 Federal Farm Credit Banks	5.150%	11/15/19	3,000	3,080
3 Federal Farm Credit Banks	2.375%	3/27/20	500	497
3 Federal Farm Credit Banks	2.550%	5/15/20	1,000	996
3 Federal Farm Credit Banks	1.680%	10/13/20	825	806
3 Federal Farm Credit Banks	3.500%	12/20/23	500	511
3 Federal Home Loan Banks	1.500%	10/21/19	5,475	5,409
3 Federal Home Loan Banks	1.375%	11/15/19	1,575	1,552
3 Federal Home Loan Banks	2.125%	2/11/20	8,075	8,007
3 Federal Home Loan Banks	1.875%	3/13/20	500	494
3 Federal Home Loan Banks	4.125%	3/13/20	2,075	2,114
3 Federal Home Loan Banks	2.375%	3/30/20	5,430	5,397
3 Federal Home Loan Banks	2.625%	5/28/20	5,000	4,985
3 Federal Home Loan Banks	3.375%	6/12/20	1,825	1,841
3 Federal Home Loan Banks	1.375%	9/28/20	1,950	1,895
3 Federal Home Loan Banks	2.625%	10/1/20	8,000	7,963
3 Federal Home Loan Banks	5.250%	12/11/20	1,000	1,050
3 Federal Home Loan Banks	1.375%	2/18/21	1,600	1,544
3 Federal Home Loan Banks	5.625%	6/11/21	1,600	1,712
3 Federal Home Loan Banks	1.125%	7/14/21	3,000	2,857
3 Federal Home Loan Banks	1.875%	11/29/21	6,000	5,810
3 Federal Home Loan Banks	2.125%	3/10/23	3,155	3,039

3 Federal Home Loan Banks	2.875%	6/14/24	2,000	1,979
3 Federal Home Loan Banks	5.375%	8/15/24	815	914
3 Federal Home Loan Banks	5.500%	7/15/36	2,775	3,510
6 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	10,975	10,821
6 Federal Home Loan Mortgage Corp.	1.500%	1/17/20	12,500	12,302
6 Federal Home Loan Mortgage Corp.	1.375%	4/20/20	3,143	3,075
6 Federal Home Loan Mortgage Corp.	2.500%	4/23/20	3,323	3,308
6 Federal Home Loan Mortgage Corp.	1.375%	5/1/20	1,257	1,229
6 Federal Home Loan Mortgage Corp.	1.625%	9/29/20	4,000	3,905
6 Federal Home Loan Mortgage Corp.	1.875%	11/17/20	8,726	8,547
6 Federal Home Loan Mortgage Corp.	2.375%	2/16/21	5,000	4,940
6 Federal Home Loan Mortgage Corp.	1.125%	8/12/21	8,000	7,607
6 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	2,800	2,751
6 Federal Home Loan Mortgage Corp.	2.750%	6/19/23	4,000	3,952
6 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	270	353
6 Federal Home Loan Mortgage Corp.	6.250%	7/15/32	2,941	3,852
6 Federal National Mortgage Assn.	0.000%	10/9/19	2,435	2,367
6 Federal National Mortgage Assn.	1.000%	10/24/19	2,500	2,456
6 Federal National Mortgage Assn.	1.750%	11/26/19	1,800	1,781
6 Federal National Mortgage Assn.	1.625%	1/21/20	2,000	1,971
6 Federal National Mortgage Assn.	1.500%	2/28/20	5,060	4,972
6 Federal National Mortgage Assn.	1.500%	6/22/20	4,000	3,911
6 Federal National Mortgage Assn.	1.500%	7/30/20	3,000	2,929
6 Federal National Mortgage Assn.	1.500%	11/30/20	2,774	2,695
6 Federal National Mortgage Assn.	1.875%	12/28/20	2,000	1,957
6 Federal National Mortgage Assn.	1.375%	2/26/21	1,900	1,833
6 Federal National Mortgage Assn.	2.500%	4/13/21	3,000	2,970
6 Federal National Mortgage Assn.	2.750%	6/22/21	2,672	2,661
6 Federal National Mortgage Assn.	1.250%	8/17/21	2,000	1,908
6 Federal National Mortgage Assn.	1.375%	10/7/21	3,000	2,866
6 Federal National Mortgage Assn.	2.000%	1/5/22	6,000	5,825
6 Federal National Mortgage Assn.	1.875%	4/5/22	5,000	4,823
6 Federal National Mortgage Assn.	2.000%	10/5/22	4,200	4,041
6 Federal National Mortgage Assn.	2.375%	1/19/23	9,574	9,332
6 Federal National Mortgage Assn.	2.875%	9/12/23	2,000	1,986
6 Federal National Mortgage Assn.	2.625%	9/6/24	2,000	1,951
6 Federal National Mortgage Assn.	2.125%	4/24/26	2,100	1,954
6 Federal National Mortgage Assn.	1.875%	9/24/26	2,900	2,634
6 Federal National Mortgage Assn.	7.125%	1/15/30	1,405	1,898
6 Federal National Mortgage Assn.	7.250%	5/15/30	2,025	2,777
6 Federal National Mortgage Assn.	6.625%	11/15/30	6,320	8,335
6 Federal National Mortgage Assn.	5.625%	7/15/37	1,260	1,629
Private Export Funding Corp.	2.250%	3/15/20	650	644
Private Export Funding Corp.	2.300%	9/15/20	175	173
Private Export Funding Corp.	4.300%	12/15/21	175	182
Private Export Funding Corp.	2.800%	5/15/22	200	198
Private Export Funding Corp.	2.050%	11/15/22	4,175	4,009
Private Export Funding Corp.	3.550%	1/15/24	725	737
Private Export Funding Corp.	2.450%	7/15/24	525	504
Private Export Funding Corp.	3.250%	6/15/25	175	174
3 Tennessee Valley Authority	2.250%	3/15/20	1,575	1,562
3 Tennessee Valley Authority	3.875%	2/15/21	905	924
3 Tennessee Valley Authority	1.875%	8/15/22	425	408
3 Tennessee Valley Authority	2.875%	9/15/24	954	939
3 Tennessee Valley Authority	6.750%	11/1/25	3,520	4,270
3 Tennessee Valley Authority	2.875%	2/1/27	1,000	961
3 Tennessee Valley Authority	7.125%	5/1/30	2,000	2,691

3	Tennessee Valley Authority	4.700%	7/15/33	575	648
3	Tennessee Valley Authority	4.650%	6/15/35	500	561
3	Tennessee Valley Authority	5.880%	4/1/36	285	365
3	Tennessee Valley Authority	5.500%	6/15/38	225	280
3	Tennessee Valley Authority	5.250%	9/15/39	1,312	1,596
3	Tennessee Valley Authority	5.375%	4/1/56	580	758
3	Tennessee Valley Authority	4.625%	9/15/60	519	603
3	Tennessee Valley Authority	4.250%	9/15/65	700	759
					249,276
Conventional Mortgage-Backed Securities (8.7%)
6,7	Fannie Mae Pool	2.000%	11/1/27–11/1/31	6,742	6,326
6,7	Fannie Mae Pool	2.500%	1/1/27–10/1/46	93,618	90,323
6,7,8	Fannie Mae Pool	3.000%	1/1/26–10/1/48	341,657	330,614
6,7,8	Fannie Mae Pool	3.500%	9/1/25–10/1/48	434,349	429,401
6,7,8	Fannie Mae Pool	4.000%	12/1/18–11/1/48	336,787	341,128
6,7,8	Fannie Mae Pool	4.500%	12/1/18–10/1/48	135,211	140,188
6,7,8	Fannie Mae Pool	5.000%	10/1/18–10/1/48	39,841	42,147
6,7	Fannie Mae Pool	5.500%	10/1/18–4/1/40	26,916	29,064
6,7	Fannie Mae Pool	6.000%	1/1/19–5/1/41	17,209	18,723
6,7	Fannie Mae Pool	6.500%	10/1/23–10/1/39	4,965	5,425
6,7	Fannie Mae Pool	7.000%	12/1/22–11/1/37	1,751	1,966
6,7	Fannie Mae Pool	7.500%	11/1/22–12/1/32	143	162
6,7	Fannie Mae Pool	8.000%	12/1/22–10/1/30	35	35
6,7	Fannie Mae Pool	8.500%	7/1/22–7/1/30	17	21
6,7	Fannie Mae Pool	9.000%	7/1/22–6/1/26	7	7
6,7	Fannie Mae Pool	9.500%	8/1/20–2/1/25	1	1
6,7	Fannie Mae Pool	10.000%	1/1/20		—
6,7	Freddie Mac Gold Pool	2.000%	8/1/28–12/1/31	3,402	3,192
6,7	Freddie Mac Gold Pool	2.500%	4/1/27–10/1/46	67,110	64,877
6,7,8	Freddie Mac Gold Pool	3.000%	10/1/24–3/1/48	237,525	229,892
6,7,8	Freddie Mac Gold Pool	3.500%	9/1/25–10/1/48	281,624	278,498
6,7,8	Freddie Mac Gold Pool	4.000%	1/1/19–10/1/48	205,272	207,897
6,7,8	Freddie Mac Gold Pool	4.500%	10/1/18–10/1/48	79,264	82,158
6,7,8	Freddie Mac Gold Pool	5.000%	10/1/18–10/1/48	23,161	24,442
6,7	Freddie Mac Gold Pool	5.500%	10/1/18–6/1/41	15,332	16,536
6,7	Freddie Mac Gold Pool	6.000%	1/1/19–5/1/40	8,272	9,018
6,7	Freddie Mac Gold Pool	6.500%	2/1/19–3/1/39	2,081	2,295
6,7	Freddie Mac Gold Pool	7.000%	10/1/22–12/1/38	590	656
6,7	Freddie Mac Gold Pool	7.500%	1/1/23–1/1/32	96	109
6,7	Freddie Mac Gold Pool	8.000%	1/1/22–1/1/31	68	74
6,7	Freddie Mac Gold Pool	8.500%	11/1/24–5/1/30	9	10
6,7	Freddie Mac Gold Pool	9.000%	10/1/21–5/1/25	7	7
7	Ginnie Mae I Pool	3.000%	1/15/26–5/15/45	10,238	9,968
7,8	Ginnie Mae I Pool	3.500%	11/15/25–10/1/48	13,181	13,154
7,8	Ginnie Mae I Pool	4.000%	10/15/24–10/1/48	23,240	23,711
7,8	Ginnie Mae I Pool	4.500%	5/15/19–10/1/48	20,179	21,063
7	Ginnie Mae I Pool	5.000%	11/15/18–4/15/41	11,540	12,230
7	Ginnie Mae I Pool	5.500%	10/15/18–6/15/41	5,677	6,086
7	Ginnie Mae I Pool	6.000% 12/15/23–12/15/40		3,498	3,779
7	Ginnie Mae I Pool	6.500%	11/15/23–8/15/39	1,154	1,238
7	Ginnie Mae I Pool	7.000%	1/15/23–8/15/32	488	538
7	Ginnie Mae I Pool	7.500%	11/15/22–3/15/32	145	159
7	Ginnie Mae I Pool	8.000%	3/15/22–3/15/32	94	103
7	Ginnie Mae I Pool	8.500%	8/15/22–6/15/30	19	19
7	Ginnie Mae I Pool	9.000%	1/15/20–2/15/30	11	12
7	Ginnie Mae I Pool	9.500%	8/15/20	—	—
7	Ginnie Mae I Pool	10.000%	3/15/19	—	—

7	Ginnie Mae II Pool	2.500%	6/20/27–12/20/46	8,426	7,964
7,8	Ginnie Mae II Pool	3.000%	2/20/27–10/1/48	232,571	226,077
7,8	Ginnie Mae II Pool	3.500%	9/20/25–10/1/48	381,750	380,826
7,8	Ginnie Mae II Pool	4.000%	9/20/25–10/1/48	219,678	224,260
7,8	Ginnie Mae II Pool	4.500%	11/20/35–10/1/48	96,627	100,367
7,8	Ginnie Mae II Pool	5.000%	6/20/33–10/1/48	28,697	30,347
7	Ginnie Mae II Pool	5.500%	12/20/33–9/20/41	6,258	6,625
7	Ginnie Mae II Pool	6.000%	3/20/33–7/20/39	2,542	2,765
7	Ginnie Mae II Pool	6.500%	12/20/35–11/20/39	747	828
7	Ginnie Mae II Pool	7.000%	4/20/38–8/20/38	119	139
					3,427,450
Nonconventional Mortgage-Backed Securities (0.1%)
6,7	Fannie Mae Pool	2.127%	3/1/43	463	458
6,7	Fannie Mae Pool	2.183%	6/1/43	321	319
6,7	Fannie Mae Pool	2.184%	10/1/42	166	168
6,7	Fannie Mae Pool	2.278%	7/1/43	503	485
6,7	Fannie Mae Pool	2.386%	10/1/42	247	246
6,7	Fannie Mae Pool	2.425%	9/1/43	55	54
6,7,9	Fannie Mae Pool	2.725%	12/1/43	401	418
6,7,10 Fannie Mae Pool		2.727%	3/1/42	252	263
6,7,10 Fannie Mae Pool		3.063%	1/1/42	190	195
6,7,9	Fannie Mae Pool	3.287%	9/1/43	285	289
6,7,10 Fannie Mae Pool		3.353%	12/1/41	98	100
6,7	Fannie Mae Pool	3.362%	8/1/42	216	215
6,7,10 Fannie Mae Pool		3.385%	11/1/36	63	67
6,7,10 Fannie Mae Pool		3.417%	12/1/33	25	27
6,7,9	Fannie Mae Pool	3.470%	4/1/37	34	35
6,7,10 Fannie Mae Pool		3.482%	12/1/40	96	100
6,7	Fannie Mae Pool	3.493%	4/1/41	63	63
6,7,10 Fannie Mae Pool		3.522%	11/1/39	20	21

6,7,10,11 Fannie Mae Pool		3.530%	1/1/37–12/1/37	120	126
6,7,10 Fannie Mae Pool		3.555%	11/1/41	81	86
6,7,10 Fannie Mae Pool		3.557%	2/1/36	34	34
6,7,10 Fannie Mae Pool		3.560%	11/1/33–12/1/40	147	154
6,7,10 Fannie Mae Pool		3.565%	11/1/40–12/1/40	84	89
6,7,10 Fannie Mae Pool		3.570%	12/1/40	35	37
6,7,10 Fannie Mae Pool		3.606%	1/1/42	95	99
6,7,10 Fannie Mae Pool		3.621%	12/1/41	87	91
6,7,10 Fannie Mae Pool		3.627%	3/1/38	6	6
6,7,10 Fannie Mae Pool		3.645%	1/1/40	89	92
6,7,10 Fannie Mae Pool		3.687%	2/1/41	33	33
6,7,10 Fannie Mae Pool		3.716%	3/1/41	89	93
6,7,10 Fannie Mae Pool		3.728%	10/1/39	36	37
6,7,10 Fannie Mae Pool		3.756%	2/1/41	70	73
6,7,10 Fannie Mae Pool		3.765%	2/1/41	33	34
6,7,10 Fannie Mae Pool		3.789%	12/1/39	58	60
6,7,11 Fannie Mae Pool		3.792%	1/1/35	85	91
6,7,9	Fannie Mae Pool	3.815%	8/1/39	101	103
6,7,10 Fannie Mae Pool		3.847%	11/1/41	66	69
6,7,10 Fannie Mae Pool		3.851%	5/1/42	58	60
6,7,9	Fannie Mae Pool	3.888%	5/1/42	238	248
6,7,10 Fannie Mae Pool		3.948%	3/1/41	82	87
6,7,10 Fannie Mae Pool		3.974%	11/1/39	48	50
6,7,10 Fannie Mae Pool		4.015%	9/1/37	138	142
6,7,10 Fannie Mae Pool		4.071%	5/1/40	39	40
6,7,10 Fannie Mae Pool		4.085%	11/1/34	50	54

6,7,10 Fannie Mae Pool	4.116%	10/1/40	47	49
6,7,10 Fannie Mae Pool	4.132%	7/1/36	23	24
6,7,9 Fannie Mae Pool	4.155%	7/1/42	104	111
6,7,9 Fannie Mae Pool	4.187%	2/1/42	121	128
6,7,9 Fannie Mae Pool	4.214%	2/1/42	467	494
6,7,10 Fannie Mae Pool	4.234%	5/1/40	16	17
6,7,10 Fannie Mae Pool	4.272%	8/1/40	21	22
6,7,10 Fannie Mae Pool	4.284%	4/1/37	40	42
6,7,10 Fannie Mae Pool	4.313%	5/1/41	68	72
6,7,10 Fannie Mae Pool	4.324%	6/1/42	426	442
6,7,9 Fannie Mae Pool	4.340%	8/1/37	34	35
6,7,10 Fannie Mae Pool	4.362%	8/1/35	75	80
6,7,10 Fannie Mae Pool	4.368%	9/1/40	91	95
6,7,10 Fannie Mae Pool	4.376%	6/1/41	25	27
6,7,10 Fannie Mae Pool	4.377%	3/1/42	123	132
6,7,10 Fannie Mae Pool	4.383%	10/1/37	70	72
6,7,10 Fannie Mae Pool	4.410%	9/1/40	24	25
6,7,10 Fannie Mae Pool	4.415%	6/1/36	4	4
6,7,10 Fannie Mae Pool	4.440%	9/1/42	150	156
6,7,10 Fannie Mae Pool	4.445%	7/1/39	12	12
6,7,9 Fannie Mae Pool	4.472%	7/1/37	18	19
6,7,10 Fannie Mae Pool	4.481%	7/1/41	198	208
6,7,10 Fannie Mae Pool	4.580%	6/1/41	91	96
6,7,10 Fannie Mae Pool	4.581%	9/1/34	22	23
6,7,10 Fannie Mae Pool	4.590%	8/1/39	27	29
6,7 Freddie Mac Non Gold Pool	2.401%	5/1/42	42	42
6,7,10 Freddie Mac Non Gold Pool	2.735%	10/1/37	5	5
6,7 Freddie Mac Non Gold Pool	2.771%	2/1/42	111	110
6,7 Freddie Mac Non Gold Pool	2.773%	11/1/43	274	282
6,7 Freddie Mac Non Gold Pool	2.975%	12/1/41	134	140
6,7,10 Freddie Mac Non Gold Pool	3.375%	1/1/38	4	4
6,7,10 Freddie Mac Non Gold Pool	3.390%	12/1/36	34	36
6,7,10 Freddie Mac Non Gold Pool	3.410%	10/1/37	33	35
6,7,10 Freddie Mac Non Gold Pool	3.492%	12/1/36	16	17
6,7,10 Freddie Mac Non Gold Pool	3.493%	1/1/35	7	7
6,7,10 Freddie Mac Non Gold Pool	3.495%	12/1/40	96	99
6,7,10 Freddie Mac Non Gold Pool	3.496%	12/1/34	18	19
6,7,11 Freddie Mac Non Gold Pool	3.520%	11/1/34	39	41
6,7,10 Freddie Mac Non Gold Pool	3.577%	2/1/37	18	19
6,7,10 Freddie Mac Non Gold Pool	3.615%	3/1/37	7	7
6,7,10 Freddie Mac Non Gold Pool	3.630%	11/1/40–12/1/40	32	32
6,7,10 Freddie Mac Non Gold Pool	3.650%	11/1/40	42	43
6,7,10 Freddie Mac Non Gold Pool	3.659%	12/1/35	61	64
6,7,10 Freddie Mac Non Gold Pool	3.697%	1/1/41	20	21
6,7,10 Freddie Mac Non Gold Pool	3.727%	2/1/42	31	32
6,7,10 Freddie Mac Non Gold Pool	3.731%	1/1/41	47	49
6,7,11 Freddie Mac Non Gold Pool	3.837%	10/1/36	32	34
6,7,10 Freddie Mac Non Gold Pool	3.880%	3/1/41	17	17
6,7,10 Freddie Mac Non Gold Pool	3.900%	2/1/41	27	28
6,7,10 Freddie Mac Non Gold Pool	3.910%	2/1/41	52	55
6,7,10 Freddie Mac Non Gold Pool	3.932%	3/1/42	127	133
6,7,11 Freddie Mac Non Gold Pool	3.970%	2/1/36	33	34
6,7,9 Freddie Mac Non Gold Pool	4.039%	1/1/37	61	64
6,7,10 Freddie Mac Non Gold Pool	4.062%	7/1/35	29	31
6,7,10 Freddie Mac Non Gold Pool	4.125%	5/1/38	4	4
6,7,10 Freddie Mac Non Gold Pool	4.145%	3/1/38	10	11
6,7,10 Freddie Mac Non Gold Pool	4.211%	9/1/37	126	128

6,7,10 Freddie Mac Non Gold Pool		4.225%	9/1/40	98	103
6,7,11 Freddie Mac Non Gold Pool		4.232%	5/1/36	27	28
6,7,10 Freddie Mac Non Gold Pool		4.255%	5/1/40	20	21
6,7,10 Freddie Mac Non Gold Pool		4.347%	5/1/37	105	108
6,7,10 Freddie Mac Non Gold Pool		4.432%	5/1/40	14	15
6,7,10 Freddie Mac Non Gold Pool		4.483%	6/1/40	30	31
6,7,10 Freddie Mac Non Gold Pool		4.516%	6/1/40	38	40
6,7,10 Freddie Mac Non Gold Pool		4.544%	6/1/41	26	27
6,7,10 Freddie Mac Non Gold Pool		4.630%	6/1/40	28	29
7,11 Ginnie Mae II Pool		2.750%	7/20/38–8/20/41	419	431
7,11 Ginnie Mae II Pool		3.125%	10/20/38–12/20/42	1,239	1,279
7,11 Ginnie Mae II Pool		3.375%	1/20/41–3/20/43	1,146	1,180
7 Ginnie Mae II Pool		3.500%	12/20/43	76	76
7,11 Ginnie Mae II Pool		3.625%	11/20/40–6/20/43	708	728
7,11 Ginnie Mae II Pool		4.125%	5/20/41	38	39
7,11 Ginnie Mae II Pool		4.250%	5/20/41	21	21
					13,824
Total U.S. Government and Agency Obligations (Cost $10,507,000)					10,222,513
Asset-Backed/Commercial Mortgage-Backed Securities (1.0%)
7	Ally Auto Receivables Trust 2014-3	1.720%	3/16/20	53	53
7	Ally Auto Receivables Trust 2015-1	1.750%	5/15/20	93	93
7	Ally Auto Receivables Trust 2015-2	1.840%	6/15/20	170	169
7	Ally Auto Receivables Trust 2018-1	2.350%	6/15/22	450	446
7	Ally Auto Receivables Trust 2018-1	2.530%	2/15/23	125	123
7	Ally Auto Receivables Trust 2018-3	3.000%	1/17/23	150	150
7	Ally Auto Receivables Trust 2018-3	3.120%	7/17/23	150	150
7	Ally Master Owner Trust Series 2018-1	2.700%	1/17/23	1,800	1,778
7	Ally Master Owner Trust Series 2018-2	3.290%	5/15/23	475	475
7	American Express Credit Account Master
	Trust 2017-1	1.930%	9/15/22	1,075	1,060
7	American Express Credit Account Master
	Trust 2017-3	1.770%	11/15/22	3,000	2,945
7	American Express Credit Account Master
	Trust 2017-6	2.040%	5/15/23	1,600	1,568
7	American Express Credit Account Master
	Trust 2017-7	2.350%	5/15/25	975	943
7	American Express Credit Account Master
	Trust 2018-1	2.670%	10/17/22	1,200	1,195
7	American Express Credit Account Master
	Trust 2018-2	3.010%	10/15/25	1,075	1,061
7	American Express Credit Account Master
	Trust 2018-4	2.990%	12/15/23	1,350	1,345
7	American Express Credit Account Master
	Trust 2018-8	3.180%	4/15/24	500	500
7	AmeriCredit Automobile Receivables Trust
	2016-3	1.460%	5/10/21	178	177
7	AmeriCredit Automobile Receivables Trust
	2017-3	1.900%	3/18/22	340	336
7	AmeriCredit Automobile Receivables Trust
	2018-1	3.070%	12/19/22	400	400
7	AmeriCredit Automobile Receivables Trust
	2018-1	3.260%	1/18/24	244	243
7	AmeriCredit Automobile Receivables Trust
	2018-1	3.500%	1/18/24	150	149
7	BA Credit Card Trust 2017-A1	1.950%	8/15/22	1,075	1,060
7	BA Credit Card Trust 2018-A1	2.700%	7/17/23	2,000	1,981

7 Banc of America Commercial Mortgage
Trust 2015-UBS7	3.429%	9/15/48	175	174
7 Banc of America Commercial Mortgage
Trust 2015-UBS7	3.705%	9/15/48	300	300
7 Banc of America Commercial Mortgage
Trust 2017-BNK3	3.574%	2/15/50	1,080	1,061
7 Banc of America Commercial Mortgage
Trust 2017-BNK3	3.748%	2/15/50	420	411
7 BANK 2017 - BNK4	3.625%	5/15/50	800	792
7 BANK 2017 - BNK5	3.390%	6/15/60	700	679
7 BANK 2017 - BNK5	3.624%	6/15/60	350	341
7 BANK 2017 - BNK6	3.518%	7/15/60	980	956
7 BANK 2017 - BNK6	3.741%	7/15/60	980	956
7 BANK 2017 - BNK7	3.175%	9/15/60	450	426
7 BANK 2017 - BNK7	3.435%	9/15/60	275	266
7 BANK 2017 - BNK7	3.748%	9/15/60	300	294
7 BANK 2017 - BNK8	3.488%	11/15/50	600	584
7 BANK 2017 - BNK8	3.731%	11/15/50	100	97
7 BANK 2017 - BNK9	3.279%	11/15/54	600	577
7 BANK 2017 - BNK9	3.538%	11/15/54	600	585
7 BANK 2018 - BN11	4.046%	3/15/61	400	405
7 BANK 2018 - BN12	4.255%	5/15/61	500	516
7 BANK 2018 - BN12	4.492%	5/15/61	150	154
7 BANK 2018 - BN13	4.217%	8/15/61	225	231
7 BANK 2018 - BNK10	3.641%	2/15/61	125	125
7 BANK 2018 - BNK10	3.688%	2/15/61	1,050	1,035
7 BANK 2018 - BNK10	3.898%	2/15/61	150	148
7 BANK 2018 - BN14	4.231%	9/15/60	650	671
7 BANK 2018 - BNK14	4.128%	9/15/60	350	361
7 BANK 2018 - BNK14	4.481%	9/15/60	175	180
7 Bank Of America Credit Card Trust
BACCT_18-A2	3.000%	9/15/23	1,750	1,743
Bank of Nova Scotia	1.850%	4/14/20	1,800	1,766
Bank of Nova Scotia	1.875%	4/26/21	600	579
7 Barclays Dryrock Issuance Trust 2016-1	1.520%	5/16/22	525	520
7 BBCMS Mortgage Trust 2017-C1	3.674%	2/15/50	1,175	1,157
7 BBCMS Mortgage Trust 2017-C1	3.898%	2/15/50	325	323
7 Bear Stearns Commercial Mortgage
Securities Trust 2007-TOP26	5.513%	1/12/45	62	62
7 BENCHMARK 2018-B1 Mortgage Trust	3.666%	1/15/51	450	446
7 BENCHMARK 2018-B1 Mortgage Trust	3.878%	1/15/51	200	199
7 BENCHMARK 2018-B2 Mortgage Trust	3.662%	2/15/51	450	454
7 BENCHMARK 2018-B2 Mortgage Trust	3.882%	2/15/51	1,300	1,308
7 BENCHMARK 2018-B2 Mortgage Trust	4.084%	2/15/51	625	630
7 BENCHMARK 2018-B3 Mortgage Trust	3.848%	4/10/51	400	407
7 BENCHMARK 2018-B3 Mortgage Trust	4.025%	4/10/51	1,000	1,012
7 BENCHMARK 2018-B4 Mortgage Trust	4.121%	7/15/51	2,000	2,047
7 BENCHMARK 2018-B4 Mortgage Trust	4.311%	7/15/51	500	512
7 BENCHMARK 2018-B5 Mortgage Trust	4.208%	7/15/51	675	695
7 Benchmark 2018-B6 Mortgage Trust	4.203%	11/10/51	375	388
7 Benchmark 2018-B6 Mortgage Trust	4.261%	11/10/51	450	466
7 Benchmark 2018-B6 Mortgage Trust	4.441%	11/10/51	125	130
7 BMW Vehicle Lease Trust 2017-2	2.070%	10/20/20	275	272
7 BMW Vehicle Owner Trust 2018-A	2.350%	4/25/22	650	643
7 BMW Vehicle Owner Trust 2018-A	2.510%	6/25/24	125	123
7 Capital Auto Receivables Asset Trust 2015-
2	1.970%	1/21/20	42	42

7 Capital Auto Receivables Asset Trust 2015-
3	2.130%	5/20/20	200	200
7 Capital Auto Receivables Asset Trust 2015-
4	1.830%	3/20/20	30	30
7 Capital Auto Receivables Asset Trust 2015-
4	2.010%	7/20/20	200	200
7 Capital Auto Receivables Asset Trust 2016-
3	1.690%	3/20/21	225	223
7 Capital One Multi-Asset Execution Trust
2015-A2	2.080%	3/15/23	875	862
7 Capital One Multi-Asset Execution Trust
2015-A8	2.050%	8/15/23	600	588
7 Capital One Multi-Asset Execution Trust
2016-A3	1.340%	4/15/22	575	569
7 Capital One Multi-Asset Execution Trust
2016-A4	1.330%	6/15/22	775	765
7 Capital One Multi-Asset Execution Trust
2016-A6	1.820%	9/15/22	650	642
7 Capital One Multi-Asset Execution Trust
2017-A1	2.000%	1/17/23	700	690
7 Capital One Multi-Asset Execution Trust
2017-A3	2.430%	1/15/25	700	679
7 Capital One Multi-Asset Execution Trust
2017-A4	1.990%	7/17/23	1,125	1,101
7 Capital One Multi-Asset Execution Trust
2017-A6	2.290%	7/15/25	925	893
7 Capital One Multi-Asset Execution Trust
2018-1	3.010%	2/15/24	500	498
7 CarMax Auto Owner Trust 2015-2	1.370%	3/16/20	19	19
7 CarMax Auto Owner Trust 2015-2	1.800%	3/15/21	100	99
7 CarMax Auto Owner Trust 2015-3	1.980%	2/16/21	100	99
7 CarMax Auto Owner Trust 2015-4	1.830%	6/15/21	150	148
7 CarMax Auto Owner Trust 2016-3	1.390%	5/17/21	245	243
7 CarMax Auto Owner Trust 2016-3	1.600%	1/18/22	115	112
7 CarMax Auto Owner Trust 2017-4	2.110%	10/17/22	325	320
7 CarMax Auto Owner Trust 2017-4	2.330%	5/15/23	225	219
7 CarMax Auto Owner Trust 2018-1	2.480%	11/15/22	350	346
7 CarMax Auto Owner Trust 2018-1	2.640%	6/15/23	100	98
7 CarMax Auto Owner Trust 2018-2	2.980%	1/17/23	300	299
7 CarMax Auto Owner Trust 2018-2	3.160%	7/17/23	200	200
7 CD 2016-CD1 Commercial Mortgage Trust	2.724%	8/10/49	625	582
7 CD 2016-CD2 Commercial Mortgage Trust	3.526%	11/10/49	600	590
7 CD 2017-CD3 Commercial Mortgage Trust	3.453%	2/10/50	66	65
7 CD 2017-CD3 Commercial Mortgage Trust	3.631%	2/10/50	503	498
7 CD 2017-CD3 Commercial Mortgage Trust	3.833%	2/10/50	131	130
7 CD 2017-CD4 Commercial Mortgage Trust	3.514%	5/10/50	500	491
7 CD 2017-CD4 Commercial Mortgage Trust	3.747%	5/10/50	300	294
7 CD 2017-CD6 Commercial Mortgage Trust	3.332%	11/13/50	250	244
7 CD 2017-CD6 Commercial Mortgage Trust	3.456%	11/13/50	475	463
7 CD 2017-CD6 Commercial Mortgage Trust	3.709%	11/13/50	275	268
7 CD 2018-CD7 Commercial Mortgage Trust	4.279%	8/15/51	575	594
7 CenterPoint Energy Transition Bond Co. II
LLC 2005-A	5.302%	8/1/20	36	37
7 CenterPoint Energy Transition Bond Co. IV
LLC 2012-1	3.028%	10/15/25	800	789
7 CFCRE Commercial Mortgage Trust 2016-
C3	3.865%	1/10/48	425	426

7 CFCRE Commercial Mortgage Trust 2016-
C4	3.283%	5/10/58	550	532
7 CFCRE Commercial Mortgage Trust 2016-
C4	3.691%	5/10/58	400	391
7 CFCRE Commercial Mortgage Trust 2016-
C6	3.217%	11/10/49	950	907
7 CFCRE Commercial Mortgage Trust 2017-
C8	3.572%	6/15/50	300	292
7 Chase Issuance Trust 2012-A4	1.580%	8/15/21	600	594
7 Chase Issuance Trust 2012-A7	2.160%	9/15/24	1,314	1,260
7 Chase Issuance Trust 2014-A2	2.770%	3/15/23	900	893
7 Chase Issuance Trust 2015-A4	1.840%	4/15/22	600	589
7 Chase Issuance Trust 2016-A2	1.370%	6/15/21	775	768
7 Chase Issuance Trust 2016-A4	1.490%	7/15/22	700	681
7 Chase Issuance Trust 2016-A5	1.270%	7/15/21	775	766
7 Citibank Credit Card Issuance Trust 2014-
A1	2.880%	1/23/23	2,350	2,338
7 Citibank Credit Card Issuance Trust 2014-
A5	2.680%	6/7/23	750	741
7 Citibank Credit Card Issuance Trust 2014-
A6	2.150%	7/15/21	2,100	2,091
7 Citibank Credit Card Issuance Trust 2016-
A2	2.190%	11/20/23	775	751
7 Citibank Credit Card Issuance Trust 2017-
A2	1.740%	1/19/21	1,400	1,397
7 Citibank Credit Card Issuance Trust 2018-
A1	2.490%	1/20/23	2,100	2,069
7 Citibank Credit Card Issuance Trust 2018-
A3	3.290%	5/23/25	2,000	2,000
7 Citigroup Commercial Mortgage Trust
2012-GC8	3.024%	9/10/45	600	591
7 Citigroup Commercial Mortgage Trust
2013-GC11	3.093%	4/10/46	100	98
7 Citigroup Commercial Mortgage Trust
2013-GC11	3.422%	4/10/46	100	98
7 Citigroup Commercial Mortgage Trust
2013-GC15	4.371%	9/10/46	225	233
7 Citigroup Commercial Mortgage Trust
2013-GC15	4.649%	9/10/46	350	363
7 Citigroup Commercial Mortgage Trust
2013-GC17	3.675%	11/10/46	75	75
7 Citigroup Commercial Mortgage Trust
2013-GC17	4.131%	11/10/46	275	282
7 Citigroup Commercial Mortgage Trust
2013-GC17	4.544%	11/10/46	100	104
7 Citigroup Commercial Mortgage Trust
2013-GC17	5.095%	11/10/46	100	105
7 Citigroup Commercial Mortgage Trust
2014-GC19	3.552%	3/10/47	75	75
7 Citigroup Commercial Mortgage Trust
2014-GC19	4.023%	3/10/47	125	128
7 Citigroup Commercial Mortgage Trust
2014-GC19	4.345%	3/10/47	125	127
7 Citigroup Commercial Mortgage Trust
2014-GC21	3.855%	5/10/47	200	202
7 Citigroup Commercial Mortgage Trust
2014-GC21	4.328%	5/10/47	150	151

7	Citigroup Commercial Mortgage Trust
	2014-GC23	3.622%	7/10/47	300	300
7	Citigroup Commercial Mortgage Trust
	2014-GC25	3.635%	10/10/47	650	649
7	Citigroup Commercial Mortgage Trust
	2015-GC27	3.137%	2/10/48	800	775
7	Citigroup Commercial Mortgage Trust
	2015-GC27	3.571%	2/10/48	325	319
7	Citigroup Commercial Mortgage Trust
	2015-GC29	2.674%	4/10/48	145	144
7	Citigroup Commercial Mortgage Trust
	2015-GC29	3.192%	4/10/48	650	632
7	Citigroup Commercial Mortgage Trust
	2015-GC29	3.758%	4/10/48	318	310
7	Citigroup Commercial Mortgage Trust
	2015-GC31	3.762%	6/10/48	350	351
7	Citigroup Commercial Mortgage Trust
	2015-GC33	3.778%	9/10/58	425	427
7	Citigroup Commercial Mortgage Trust
	2016-C1	3.003%	5/10/49	225	218
7	Citigroup Commercial Mortgage Trust
	2016-C1	3.209%	5/10/49	425	409
7	Citigroup Commercial Mortgage Trust
	2016-GC36	3.616%	2/10/49	800	792
7	Citigroup Commercial Mortgage Trust
	2016-P4	2.902%	7/10/49	250	235
7	Citigroup Commercial Mortgage Trust
	2017-B1	3.458%	8/15/50	1,000	970
7	Citigroup Commercial Mortgage Trust
	2017-B1	3.711%	8/15/50	200	194
7	Citigroup Commercial Mortgage Trust
	2017-C4	3.471%	10/12/50	600	583
7	Citigroup Commercial Mortgage Trust
	2017-C4	3.764%	10/12/50	150	146
7	Citigroup Commercial Mortgage Trust
	2018-B2	3.788%	3/10/51	150	152
7	Citigroup Commercial Mortgage Trust
	2018-B2	4.009%	3/10/51	1,200	1,214
7	COMM 2012-CCRE2 Mortgage Trust	3.147%	8/15/45	144	143
7	COMM 2012-CCRE2 Mortgage Trust	3.791%	8/15/45	189	188
7,12	COMM 2012-CCRE3 Mortgage Trust	3.416%	10/15/45	227	223
7	COMM 2012-CCRE4 Mortgage Trust	2.853%	10/15/45	350	341
7	COMM 2013-CCRE10 Mortgage Trust	4.210%	8/10/46	160	165
7	COMM 2013-CCRE11 Mortgage Trust	3.047%	8/10/50	200	200
7	COMM 2013-CCRE11 Mortgage Trust	3.660%	8/10/50	200	202
7	COMM 2013-CCRE11 Mortgage Trust	3.983%	8/10/50	260	264
7	COMM 2013-CCRE11 Mortgage Trust	4.258%	8/10/50	330	341
7	COMM 2013-CCRE11 Mortgage Trust	4.715%	8/10/50	200	208
7	COMM 2013-CCRE12 Mortgage Trust	2.904%	10/10/46	37	37
7	COMM 2013-CCRE12 Mortgage Trust	3.623%	10/10/46	125	126
7	COMM 2013-CCRE12 Mortgage Trust	3.765%	10/10/46	175	177
7	COMM 2013-CCRE12 Mortgage Trust	4.046%	10/10/46	125	128
7	COMM 2013-CCRE12 Mortgage Trust	4.300%	10/10/46	75	77
7	COMM 2013-CCRE12 Mortgage Trust	4.762%	10/10/46	50	50
7	COMM 2013-CCRE13 Mortgage Trust	3.039%	11/10/46	67	67
7	COMM 2013-CCRE13 Mortgage Trust	3.706%	11/10/46	50	51
7	COMM 2013-CCRE13 Mortgage Trust	4.194%	11/10/46	450	465

7 COMM 2013-CCRE13 Mortgage Trust	4.449%	11/10/46	150	155
7 COMM 2013-CCRE6 Mortgage Trust	3.101%	3/10/46	183	181
7 COMM 2013-CCRE7 Mortgage Trust	3.213%	3/10/46	141	140
7 COMM 2013-CCRE8 Mortgage Trust	3.612%	6/10/46	223	224
7 COMM 2013-CCRE9 Mortgage Trust	4.375%	7/10/45	365	378
7 COMM 2013-LC13 Mortgage Trust	3.009%	8/10/46	1	1
7 COMM 2013-LC13 Mortgage Trust	4.205%	8/10/46	230	237
7 COMM 2013-LC6 Mortgage Trust	2.941%	1/10/46	277	272
7 COMM 2013-LC6 Mortgage Trust	3.282%	1/10/46	154	151
7 COMM 2014-CCRE14 Mortgage Trust	3.147%	2/10/47	295	295
7 COMM 2014-CCRE14 Mortgage Trust	4.236%	2/10/47	275	284
7 COMM 2014-CCRE14 Mortgage Trust	4.526%	2/10/47	325	336
7 COMM 2014-CCRE14 Mortgage Trust	4.717%	2/10/47	175	182
7 COMM 2014-CCRE15 Mortgage Trust	2.928%	2/10/47	252	252
7 COMM 2014-CCRE15 Mortgage Trust	3.595%	2/10/47	113	114
7 COMM 2014-CCRE15 Mortgage Trust	4.074%	2/10/47	209	214
7 COMM 2014-CCRE15 Mortgage Trust	4.833%	2/10/47	105	110
7 COMM 2014-CCRE17 Mortgage Trust	3.012%	5/10/47	214	214
7 COMM 2014-CCRE17 Mortgage Trust	3.598%	5/10/47	100	100
7 COMM 2014-CCRE17 Mortgage Trust	3.977%	5/10/47	275	281
7 COMM 2014-CCRE17 Mortgage Trust	4.377%	5/10/47	100	101
7 COMM 2014-CCRE18 Mortgage Trust	3.452%	7/15/47	175	175
7 COMM 2014-CCRE18 Mortgage Trust	3.828%	7/15/47	125	126
7 COMM 2014-CCRE18 Mortgage Trust	4.103%	7/15/47	150	152
7 COMM 2014-CCRE19 Mortgage Trust	3.796%	8/10/47	650	657
7 COMM 2014-CCRE19 Mortgage Trust	4.080%	8/10/47	150	152
7 COMM 2014-CCRE21 Mortgage Trust	3.095%	12/10/47	320	320
7 COMM 2014-CCRE21 Mortgage Trust	3.528%	12/10/47	625	622
7 COMM 2014-LC15 Mortgage Trust	2.840%	4/10/47	125	125
7 COMM 2014-LC15 Mortgage Trust	4.006%	4/10/47	325	332
7 COMM 2014-LC17 Mortgage Trust	3.164%	10/10/47	425	426
7 COMM 2014-LC17 Mortgage Trust	3.917%	10/10/47	175	178
7 COMM 2014-UBS2 Mortgage Trust	2.820%	3/10/47	85	85
7 COMM 2014-UBS2 Mortgage Trust	3.472%	3/10/47	78	78
7 COMM 2014-UBS2 Mortgage Trust	3.961%	3/10/47	202	205
7 COMM 2014-UBS2 Mortgage Trust	4.199%	3/10/47	57	58
7 COMM 2014-UBS2 Mortgage Trust	4.701%	3/10/47	36	37
7 COMM 2014-UBS3 Mortgage Trust	2.844%	6/10/47	125	125
7 COMM 2014-UBS3 Mortgage Trust	3.819%	6/10/47	350	354
7 COMM 2014-UBS4 Mortgage Trust	3.694%	8/10/47	225	225
7 COMM 2014-UBS4 Mortgage Trust	3.968%	8/10/47	167	166
7 COMM 2014-UBS5 Mortgage Trust	3.838%	9/10/47	500	505
7 COMM 2014-UBS6 Mortgage Trust	2.935%	12/10/47	399	399
7 COMM 2014-UBS6 Mortgage Trust	3.387%	12/10/47	425	423
7 COMM 2014-UBS6 Mortgage Trust	3.644%	12/10/47	800	799
7 COMM 2014-UBS6 Mortgage Trust	4.048%	12/10/47	225	226
7 COMM 2015-CCRE22 Mortgage Trust	2.856%	3/10/48	200	199
7 COMM 2015-CCRE22 Mortgage Trust	3.309%	3/10/48	575	565
7 COMM 2015-CCRE22 Mortgage Trust	3.603%	3/10/48	200	197
7 COMM 2015-CCRE23 Mortgage Trust	3.257%	5/10/48	250	247
7 COMM 2015-CCRE23 Mortgage Trust	3.497%	5/10/48	375	372
7 COMM 2015-CCRE23 Mortgage Trust	3.801%	5/10/48	175	174
7 COMM 2015-CCRE25 Mortgage Trust	3.759%	8/10/48	425	427
7 COMM 2015-CCRE26 Mortgage Trust	3.630%	10/10/48	850	846
7 COMM 2015-CCRE27 Mortgage Trust	3.404%	10/10/48	400	398
7 COMM 2015-CCRE27 Mortgage Trust	3.612%	10/10/48	400	398
7 COMM 2015-LC19 Mortgage Trust	3.040%	2/10/48	75	74

7	COMM 2015-LC19 Mortgage Trust	3.183%	2/10/48	425	415
7	COMM 2015-LC19 Mortgage Trust	3.527%	2/10/48	200	197
7	COMM 2016-CCRE28 Mortgage Trust	3.762%	2/10/49	600	600
7	COMM 2016-DC2 Mortgage Trust	3.550%	2/10/49	500	495
7	CSAIL 2015-C1 Commercial Mortgage
	Trust	3.505%	4/15/50	400	397
7	CSAIL 2015-C1 Commercial Mortgage
	Trust	3.791%	4/15/50	200	199
7	CSAIL 2015-C1 Commercial Mortgage
	Trust	4.044%	4/15/50	175	174
7	CSAIL 2015-C2 Commercial Mortgage
	Trust	1.454%	6/15/57	52	52
7	CSAIL 2015-C2 Commercial Mortgage
	Trust	3.504%	6/15/57	550	543
7	CSAIL 2015-C2 Commercial Mortgage
	Trust	3.849%	6/15/57	225	223
7	CSAIL 2015-C3 Commercial Mortgage
	Trust	3.448%	8/15/48	327	326
7	CSAIL 2015-C3 Commercial Mortgage
	Trust	3.718%	8/15/48	425	425
7	CSAIL 2015-C3 Commercial Mortgage
	Trust	4.252%	8/15/48	200	200
7	CSAIL 2015-C4 Commercial Mortgage
	Trust	3.617%	11/15/48	200	200
7	CSAIL 2015-C4 Commercial Mortgage
	Trust	3.808%	11/15/48	325	326
7	CSAIL 2016-C7 Commercial Mortgage
	Trust	3.502%	11/15/49	800	780
7	CSAIL 2017-C8 Commercial Mortgage
	Trust	3.392%	6/15/50	800	771
7	CSAIL 2017-CX10 Commercial Mortgage
	Trust	3.458%	11/15/50	575	557
7	CSAIL 2017-CX9 Commercial Mortgage
	Trust	3.446%	9/15/50	250	242
7	CSAIL 2018-CX11 Commercial Mortgage
	Trust	4.033%	4/15/51	1,200	1,216
7	CSAIL 2018-CX12 Commercial Mortgage
	Trust	4.224%	8/15/51	250	257
7	DBJPM 16-C1 Mortgage Trust	3.276%	5/10/49	300	292
7	DBJPM 16-C3 Mortgage Trust	2.890%	8/10/49	325	307
7	DBJPM 17-C6 Mortgage Trust	3.328%	6/10/50	600	580
7	DBJPM 17-C6 Mortgage Trust	3.561%	6/10/50	150	145
7	Discover Card Execution Note Trust 2015-
	A2	1.900%	10/17/22	1,050	1,033
7	Discover Card Execution Note Trust 2015-
	A4	2.190%	4/17/23	825	811
7	Discover Card Execution Note Trust 2016-
	A1	1.640%	7/15/21	1,200	1,197
7	Discover Card Execution Note Trust 2017-
	A2	2.390%	7/15/24	800	779
7	Discover Card Execution Note Trust 2018-
	A1	3.030%	8/15/25	1,000	989
7	Drive Auto Receivables Trust 2018-2	3.220%	4/15/22	375	375
7	Drive Auto Receivables Trust 2018-2	3.630%	8/15/24	475	475
6,7	Fannie Mae-Aces 2010-M1	4.450%	9/25/19	91	92
6,7	Fannie Mae-Aces 2011-M2	3.764%	4/25/21	512	514
6,7	Fannie Mae-Aces 2011-M4	3.726%	6/25/21	1,172	1,182

6,7	Fannie Mae-Aces 2013-M12	2.482%	3/25/23	795	762
6,7	Fannie Mae-Aces 2013-M4	2.608%	3/25/22	42	41
6,7	Fannie Mae-Aces 2013-M7	2.280%	12/27/22	435	416
6,7	Fannie Mae-Aces 2014-M1	2.323%	11/25/18	235	235
6,7	Fannie Mae-Aces 2014-M1	3.298%	7/25/23	1,615	1,601
6,7	Fannie Mae-Aces 2014-M10	2.171%	9/25/19	731	726
6,7	Fannie Mae-Aces 2014-M12	2.614%	10/25/21	1,119	1,099
6,7	Fannie Mae-Aces 2014-M13	2.566%	8/25/24	135	132
6,7	Fannie Mae-Aces 2014-M13	3.021%	8/25/24	475	465
6,7	Fannie Mae-Aces 2014-M3	2.613%	1/25/24	278	273
6,7	Fannie Mae-Aces 2014-M3	3.501%	1/25/24	600	598
6,7	Fannie Mae-Aces 2014-M4	3.346%	3/25/24	625	621
6,7	Fannie Mae-Aces 2014-M6	2.679%	5/25/21	1,032	1,018
6,7	Fannie Mae-Aces 2014-M7	3.384%	6/25/24	1,102	1,087
6,7	Fannie Mae-Aces 2014-M8	2.346%	6/25/24	145	141
6,7	Fannie Mae-Aces 2014-M8	3.056%	6/25/24	650	634
6,7	Fannie Mae-Aces 2014-M9	3.103%	7/25/24	775	757
6,7	Fannie Mae-Aces 2015-M1	2.532%	9/25/24	1,075	1,025
6,7	Fannie Mae-Aces 2015-M10	3.092%	4/25/27	350	335
6,7	Fannie Mae-Aces 2015-M12	2.886%	5/25/25	850	818
6,7	Fannie Mae-Aces 2015-M15	2.923%	10/25/25	1,025	990
6,7	Fannie Mae-Aces 2015-M2	2.620%	12/25/24	726	693
6,7	Fannie Mae-Aces 2015-M3	2.723%	10/25/24	400	385
6,7	Fannie Mae-Aces 2015-M4	2.509%	7/25/22	497	485
6,7	Fannie Mae-Aces 2015-M7	2.590%	12/25/24	750	716
6,7	Fannie Mae-Aces 2015-M8	2.344%	1/25/25	322	311
6,7	Fannie Mae-Aces 2015-M8	2.900%	1/25/25	825	800
6,7	Fannie Mae-Aces 2016-M11	2.369%	7/25/26	900	827
6,7	Fannie Mae-Aces 2016-M12	2.529%	9/25/26	950	877
6,7	Fannie Mae-Aces 2016-M2	2.152%	1/25/23	725	694
6,7	Fannie Mae-Aces 2016-M3	2.702%	2/25/26	400	380
6,7	Fannie Mae-Aces 2016-M4	2.576%	3/25/26	400	376
6,7	Fannie Mae-Aces 2016-M5	2.469%	4/25/26	800	744
6,7	Fannie Mae-Aces 2016-M6	2.488%	5/25/26	600	559
6,7	Fannie Mae-Aces 2016-M7	2.157%	10/25/23	200	189
6,7	Fannie Mae-Aces 2016-M7	2.499%	9/25/26	300	276
6,7	Fannie Mae-Aces 2016-M9	2.292%	6/25/26	1,300	1,193
6,7	Fannie Mae-Aces 2017-M1	2.498%	10/25/26	1,200	1,108
6,7	Fannie Mae-Aces 2017-M10	2.646%	7/25/24	440	419
6,7	Fannie Mae-Aces 2017-M11	2.980%	8/25/29	500	466
6,7	Fannie Mae-Aces 2017-M12	3.182%	6/25/27	1,250	1,204
6,7	Fannie Mae-Aces 2017-M15	3.196%	11/25/27	1,150	1,105
6,7	Fannie Mae-Aces 2017-M2	2.878%	2/25/27	1,200	1,136
6,7	Fannie Mae-Aces 2017-M3	2.568%	12/25/26	1,500	1,398
6,7	Fannie Mae-Aces 2017-M4	2.683%	12/25/26	1,200	1,119
6,7	Fannie Mae-Aces 2017-M7	2.961%	2/25/27	675	643
6,7	Fannie Mae-Aces 2017-M8	3.061%	5/25/27	1,563	1,500
6,7	Fannie Mae-Aces 2018-M12	3.639%	8/25/30	850	843
6,7	Fannie Mae-Aces 2018-M2	2.999%	1/25/28	1,825	1,727
6,7	Fannie Mae-Aces 2018-M4	3.144%	3/25/28	720	689
6,7	Fannie Mae-Aces 2018-M7	3.150%	3/25/28	400	383
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K005	3.484%	4/25/19	81	81
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K006	3.398%	7/25/19	152	152
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K009	2.757%	5/25/20	71	71

6,7	FHLMC Multifamily Structured Pass
	Through Certificates K010	3.320%	7/25/20	72	72
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K011	4.084%	11/25/20	1,766	1,797
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K012	4.186%	12/25/20	800	816
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K014	3.871%	4/25/21	520	528
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K017	2.873%	12/25/21	1,450	1,437
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K019	2.272%	3/25/22	1,140	1,108
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K020	2.373%	5/25/22	100	97
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K021	2.396%	6/25/22	915	890
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K026	2.510%	11/25/22	1,275	1,242
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K027	2.637%	1/25/23	1,275	1,246
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K029	3.320%	2/25/23	1,250	1,255
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K030	2.779%	9/25/22	708	702
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K031	3.300%	4/25/23	1,260	1,260
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K032	3.016%	2/25/23	742	736
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K033	2.871%	2/25/23	826	817
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K034	3.531%	7/25/23	1,208	1,222
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K036	3.527%	10/25/23	1,375	1,390
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K037	3.490%	1/25/24	50	50
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K038	2.604%	10/25/23	283	278
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K038	3.389%	3/25/24	1,475	1,482
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K039	2.683%	12/25/23	207	204
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K039	3.303%	7/25/24	850	850
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K040	2.768%	4/25/24	328	322
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K040	3.241%	9/25/24	1,025	1,021
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K041	3.171%	10/25/24	1,000	992
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K042	2.267%	6/25/24	164	158
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K042	2.670%	12/25/24	700	673
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K043	2.532%	10/25/23	169	165

6,7	FHLMC Multifamily Structured Pass
	Through Certificates K043	3.062%	12/25/24	600	590
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K045	2.493%	11/25/24	367	356
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K045	3.023%	1/25/25	675	662
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K046	3.205%	3/25/25	650	643
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K047	2.827%	12/25/24	186	181
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K047	3.329%	5/25/25	525	524
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K048	3.284%	6/25/25	825	818
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K049	3.010%	7/25/25	450	439
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K050	3.334%	8/25/25	750	744
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K052	3.151%	11/25/25	450	441
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K053	2.995%	12/25/25	275	267
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K054	2.745%	1/25/26	700	669
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K055	2.673%	3/25/26	1,000	950
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K056	2.525%	5/25/26	575	539
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K057	2.570%	7/25/26	1,025	962
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K058	2.653%	8/25/26	500	471
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K059	3.120%	9/25/26	800	779
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K060	3.300%	10/25/26	1,000	980
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K061	3.347%	11/25/26	2,000	1,974
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K062	3.413%	12/25/26	2,400	2,379
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K063	3.430%	1/25/27	1,775	1,762
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K064	3.224%	3/25/27	1,500	1,465
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K065	3.243%	4/25/27	915	891
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K066	3.117%	6/25/27	600	581
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K068	3.244%	8/25/27	500	486
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K069	3.187%	9/25/27	875	849
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K070	3.303%	11/25/27	275	269
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K071	3.286%	11/25/27	400	391

6,7	FHLMC Multifamily Structured Pass
	Through Certificates K072	3.444%	12/25/27	450	444
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K075	3.650%	2/25/28	675	676
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K076	3.900%	6/25/51	1,575	1,610
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K152	3.080%	1/25/31	400	373
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K153	3.294%	3/25/29	2,000	1,941
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K153	3.117%	10/25/31	900	843
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K155	3.750%	11/25/32	400	404
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K155	3.750%	4/25/33	850	832
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K503	1.384%	1/25/19	121	121
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K503	2.456%	8/25/19	1,250	1,247
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K504	2.566%	9/25/20	399	396
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K706	2.323%	10/25/18	122	121
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K707	2.220%	12/25/18	372	371
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K710	1.883%	5/25/19	98	97
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K711	1.730%	7/25/19	1,603	1,592
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K712	1.869%	11/25/19	691	684
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K713	2.313%	3/25/20	1,961	1,944
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K714	3.034%	10/25/20	1,628	1,627
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K716	2.413%	1/25/21	138	136
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K716	3.130%	6/25/21	1,400	1,397
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K717	2.991%	9/25/21	1,300	1,292
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K718	2.375%	9/25/21	662	647
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K718	2.791%	1/25/22	800	789
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K722	2.183%	5/25/22	375	362
6,7	FHLMC Multifamily Structured Pass
	Through Certificates K731	3.600%	2/25/25	1,000	1,010
6,7	FHLMC Multifamily Structured Pass
	Through Certificates KW01	2.853%	1/25/26	800	764
6,7	FHLMC Multifamily Structures Pass
	Through Certificates K073	3.350%	1/25/28	500	490
6,7	FHLMC Multifamily Structures Pass
	Through Certificates K074	3.600%	1/25/28	1,000	999

6,7	FHLMC Multifamily Structures Pass
	Through Certificates K078	3.854%	6/25/28	500	509
6,7	FHLMC Multifamily Structures Pass
	Through Certificates K079	3.926%	6/25/28	1,000	1,024
6,7	FHLMC Multifamily Structures Pass
	Through Certificates K080	3.736%	4/25/28	300	305
6,7	FHLMC Multifamily Structures Pass
	Through Certificates K080	3.926%	7/25/28	800	819
6,7	FHLMC Multifamily Structures Pass
	Through Certificates K1504	3.424%	4/25/32	150	145
6,7	FHLMC Multifamily Structures Pass
	Through Certificates K1504	3.459%	11/25/32	200	191
6,7	FHLMC Multifamily Structures Pass
	Through Certificates K715	2.856%	1/25/21	475	472
6,7	FHLMC Multifamily Structures Pass
	Through Certificates K720	2.716%	6/25/22	525	516
6,7	FHLMC Multifamily Structures Pass
	Through Certificates K723	2.454%	8/25/23	500	482
6,7	FHLMC Multifamily Structures Pass
	Through Certificates K724	3.062%	11/25/23	1,000	990
6,7	FHLMC Multifamily Structures Pass
	Through Certificates K725	3.002%	1/25/24	1,600	1,576
6,7	FHLMC Multifamily Structures Pass
	Through Certificates K725	2.946%	7/25/24	1,500	1,472
6,7	FHLMC Multifamily Structures Pass
	Through Certificates K726	2.905%	4/25/24	800	783
6,7	FHLMC Multifamily Structures Pass
	Through Certificates K728	3.064%	8/25/24	1,175	1,159
6,7	FHLMC Multifamily Structures Pass
	Through Certificates K730	3.452%	9/24/24	99	100
6,7	FHLMC Multifamily Structures Pass
	Through Certificates K730	3.590%	1/25/25	1,200	1,215
6,7	FHLMC Multifamily Structures Pass
	Through Certificates K732	3.700%	5/25/25	1,000	1,018
6,7	FHLMC Multifamily Structures Pass
	Through Certificates KC02	3.370%	7/25/25	800	794
7	Fifth Third Auto Trust 2015-1	1.420%	3/16/20	47	47
7	Ford Credit Auto Lease Trust 2018-A	2.930%	6/15/21	550	549
7	Ford Credit Auto Lease Trust 2018-A	3.050%	8/15/21	100	100
7	Ford Credit Auto Lease Trust 2018-B	3.190%	12/15/21	1,000	1,001
7	Ford Credit Auto Lease Trust 2018-B	3.300%	2/15/22	250	250
7	Ford Credit Auto Owner Trust 2015-A	1.640%	6/15/20	30	29
7	Ford Credit Auto Owner Trust 2015-B	1.580%	8/15/20	89	88
7	Ford Credit Auto Owner Trust 2015-C	1.410%	2/15/20	17	17
7	Ford Credit Auto Owner Trust 2015-C	1.740%	2/15/21	100	100
7	Ford Credit Auto Owner Trust 2017-A	1.670%	6/15/21	475	471
7	Ford Credit Auto Owner Trust 2017-A	1.920%	4/15/22	275	269
7	Ford Credit Auto Owner Trust 2017-B	1.690%	11/15/21	577	568
7	Ford Credit Auto Owner Trust 2017-B	1.870%	9/15/22	80	78
7	Ford Credit Auto Owner Trust 2017-C	2.010%	3/15/22	1,575	1,552
7	Ford Credit Floorplan Master Owner Trust
	A Series 2016-1	1.760%	2/15/21	800	798
7	Ford Credit Floorplan Master Owner Trust
	A Series 2017-2	2.160%	9/15/22	700	687
7	Ford Credit Floorplan Master Owner Trust
	A Series 2017-3	2.480%	9/15/24	720	695

7	Ford Credit Floorplan Master Owner Trust
	A Series 2018-1	2.950%	5/15/23	1,000	993
7	Ford Credit Floorplan Master Owner Trust
	A Series 2018-2	3.170%	3/15/25	900	890
6,7	Freddie Mac Multifamily Structured Pass
	Through Certificates	3.990%	5/25/33	275	280
6,7	Freddie Mac Multifamily Structured Pass
	Through Certificates	3.990%	8/25/33	375	380
7	GM Financial Automobile Leasing Trust
	2016-1	1.790%	3/20/20	164	164
7	GM Financial Automobile Leasing Trust
	2016-2	1.620%	9/20/19	72	72
7	GM Financial Automobile Leasing Trust
	2016-3	1.610%	12/20/19	159	158
7	GM Financial Automobile Leasing Trust
	2018-1	2.610%	1/20/21	550	546
7	GM Financial Automobile Leasing Trust
	2018-1	2.680%	12/20/21	125	124
7	GM Financial Automobile Leasing Trust
	2018-2	3.060%	6/21/21	200	200
7	GM Financial Automobile Leasing Trust
	2018-2	3.160%	4/20/22	75	75
7	GM Financial Consumer Automobile 2018-
	2	2.810%	12/16/22	475	472
7	GM Financial Consumer Automobile 2018-
	2	3.020%	12/18/23	400	396
7	GS Mortgage Securities Corporation II
	2013-GC10	2.943%	2/10/46	246	240
7	GS Mortgage Securities Corporation II
	2013-GC10	3.279%	2/10/46	92	90
7	GS Mortgage Securities Corporation II
	2015-GC30	2.726%	5/10/50	300	298
7	GS Mortgage Securities Corporation II
	2015-GC30	3.382%	5/10/50	450	442
7	GS Mortgage Securities Trust 2011-GC5	3.707%	8/10/44	145	146
7	GS Mortgage Securities Trust 2012-GC6	3.482%	1/10/45	747	750
7	GS Mortgage Securities Trust 2012-GCJ7	3.377%	5/10/45	406	407
7	GS Mortgage Securities Trust 2012-GCJ9	2.773%	11/10/45	324	316
7	GS Mortgage Securities Trust 2013-GCJ12	3.135%	6/10/46	275	271
7	GS Mortgage Securities Trust 2013-GCJ12	3.375%	6/10/46	118	115
7	GS Mortgage Securities Trust 2013-GCJ14	2.995%	8/10/46	4	4
7	GS Mortgage Securities Trust 2013-GCJ14	3.817%	8/10/46	133	134
7	GS Mortgage Securities Trust 2013-GCJ14	4.243%	8/10/46	675	696
7	GS Mortgage Securities Trust 2013-GCJ16	3.033%	11/10/46	19	19
7	GS Mortgage Securities Trust 2013-GCJ16	3.813%	11/10/46	100	101
7	GS Mortgage Securities Trust 2013-GCJ16	4.271%	11/10/46	125	129
7	GS Mortgage Securities Trust 2014-GC18	4.074%	1/10/47	1,025	1,051
7	GS Mortgage Securities Trust 2014-GC18	4.383%	1/10/47	275	281
7	GS Mortgage Securities Trust 2014-GC22	3.467%	6/10/47	175	176
7	GS Mortgage Securities Trust 2014-GC22	3.862%	6/10/47	150	152
7	GS Mortgage Securities Trust 2014-GC24	3.931%	9/10/47	475	481
7	GS Mortgage Securities Trust 2014-GC24	4.642%	9/10/47	125	127
7	GS Mortgage Securities Trust 2014-GC26	2.902%	11/10/47	125	125
7	GS Mortgage Securities Trust 2014-GC26	3.365%	11/10/47	250	250
7	GS Mortgage Securities Trust 2014-GC26	3.629%	11/10/47	800	800
7	GS Mortgage Securities Trust 2014-GC26	3.964%	11/10/47	125	124
7	GS Mortgage Securities Trust 2014-GC26	4.215%	11/10/47	125	126

7 GS Mortgage Securities Trust 2015-GC28	3.396%	2/10/48	500	492
7 GS Mortgage Securities Trust 2015-GC32	3.513%	7/10/48	425	425
7 GS Mortgage Securities Trust 2015-GC32	3.764%	7/10/48	175	176
7 GS Mortgage Securities Trust 2015-GC34	3.278%	10/10/48	400	396
7 GS Mortgage Securities Trust 2015-GC34	3.506%	10/10/48	400	393
7 GS Mortgage Securities Trust 2016-GS2	3.050%	5/10/49	300	286
7 GS Mortgage Securities Trust 2016-GS3	2.850%	10/10/49	775	726
7 GS Mortgage Securities Trust 2016-GS4	3.442%	11/10/49	275	269
7 GS Mortgage Securities Trust 2016-GS4	3.645%	11/10/49	200	195
7 GS Mortgage Securities Trust 2017-GS5	3.674%	3/10/50	625	620
7 GS Mortgage Securities Trust 2017-GS5	3.826%	3/10/50	250	245
7 GS Mortgage Securities Trust 2017-GS6	3.433%	5/10/50	600	583
7 GS Mortgage Securities Trust 2017-GS7	3.430%	8/10/50	983	955
7 GS Mortgage Securities Trust 2017-GS7	3.663%	8/10/50	262	256
7 Honda Auto Receivables 2015-3 Owner
Trust	1.560%	10/18/21	70	70
7 Honda Auto Receivables 2015-4 Owner
Trust	1.230%	9/23/19	70	70
7 Honda Auto Receivables 2017-2 Owner
Trust	1.680%	8/16/21	1,254	1,238
7 Honda Auto Receivables 2017-2 Owner
Trust	1.870%	9/15/23	279	272
7 Honda Auto Receivables 2017-4 Owner
Trust	2.050%	11/22/21	425	420
7 Honda Auto Receivables 2018-1 Owner
Trust	2.640%	2/15/22	1,025	1,018
7 Honda Auto Receivables 2018-1 Owner
Trust	2.830%	5/15/24	275	273
7 Honda Auto Receivables 2018-2 Owner
Trust	3.010%	5/18/22	275	275
7 Honda Auto Receivables 2018-2 Owner
Trust	3.160%	8/19/24	200	200
7 Hyundai Auto Receivables Trust 2015-A	1.370%	7/15/20	22	22
7 Hyundai Auto Receivables Trust 2015-C	1.460%	2/18/20	27	26
7 Hyundai Auto Receivables Trust 2015-C	1.780%	11/15/21	100	99
7 Hyundai Auto Receivables Trust 2016-B	1.290%	4/15/21	318	315
7 Hyundai Auto Receivables Trust 2016-B	1.450%	11/15/22	250	243
7 Hyundai Auto Receivables Trust 2018-A	2.790%	7/15/22	250	249
7 Hyundai Auto Receivables Trust 2018-A	2.940%	6/17/24	325	322
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C6	3.507%	5/15/45	465	466
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C8	2.829%	10/15/45	1,604	1,570
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2012-CIBX	3.483%	6/15/45	433	434
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.142%	12/15/47	146	144
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C10	3.372%	12/15/47	109	107
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.674%	12/15/46	148	149
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	3.881%	12/15/46	200	203
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.166%	12/15/46	300	309
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	4.517%	12/15/46	150	155

7 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-C16	5.113%	12/15/46	150	156
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2013-LC11	2.960%	4/15/46	673	659
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2014-C20	2.872%	7/15/47	175	175
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2014-C20	3.805%	7/15/47	75	76
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2015-JP1	3.914%	1/15/49	325	328
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP3	2.870%	8/15/49	975	916
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP4	3.648%	12/15/49	400	396
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2016-JP4	3.870%	12/15/49	325	322
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.050%	7/15/50	400	395
7 JP Morgan Chase Commercial Mortgage
Securities Trust 2017-JP6	3.744%	7/15/50	400	391
7 JPMBB Commercial Mortgage Securities
Trust 2013-C12	3.664%	7/15/45	122	123
7 JPMBB Commercial Mortgage Securities
Trust 2013-C12	4.171%	7/15/45	81	82
7 JPMBB Commercial Mortgage Securities
Trust 2013-C14	3.761%	8/15/46	232	234
7 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.133%	8/15/46	790	812
7 JPMBB Commercial Mortgage Securities
Trust 2013-C14	4.409%	8/15/46	220	226
7 JPMBB Commercial Mortgage Securities
Trust 2013-C15	2.977%	11/15/45	120	120
7 JPMBB Commercial Mortgage Securities
Trust 2013-C15	3.659%	11/15/45	64	64
7 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.131%	11/15/45	435	447
7 JPMBB Commercial Mortgage Securities
Trust 2013-C15	4.420%	11/15/45	275	282
7 JPMBB Commercial Mortgage Securities
Trust 2013-C17	3.705%	1/15/47	188	189
7 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.199%	1/15/47	625	644
7 JPMBB Commercial Mortgage Securities
Trust 2013-C17	4.458%	1/15/47	125	128
7 JPMBB Commercial Mortgage Securities
Trust 2013-C17	5.050%	1/15/47	188	195
7 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.079%	2/15/47	474	485
7 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.439%	2/15/47	93	95
7 JPMBB Commercial Mortgage Securities
Trust 2014-C18	4.974%	2/15/47	113	117
7 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.046%	4/15/47	159	160
7 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.669%	4/15/47	225	227

7 JPMBB Commercial Mortgage Securities
Trust 2014-C19	3.996%	4/15/47	225	229
7 JPMBB Commercial Mortgage Securities
Trust 2014-C19	4.243%	4/15/47	175	178
7 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.428%	8/15/47	109	109
7 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.775%	8/15/47	100	101
7 JPMBB Commercial Mortgage Securities
Trust 2014-C21	3.996%	8/15/47	75	75
7 JPMBB Commercial Mortgage Securities
Trust 2014-C22	3.801%	9/15/47	650	656
7 JPMBB Commercial Mortgage Securities
Trust 2014-C22	4.110%	9/15/47	175	177
7 JPMBB Commercial Mortgage Securities
Trust 2014-C23	3.934%	9/15/47	319	324
7 JPMBB Commercial Mortgage Securities
Trust 2014-C23	4.202%	9/15/47	188	191
7 JPMBB Commercial Mortgage Securities
Trust 2014-C24	2.940%	11/15/47	163	163
7 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.638%	11/15/47	150	150
7 JPMBB Commercial Mortgage Securities
Trust 2014-C24	3.914%	11/15/47	300	300
7 JPMBB Commercial Mortgage Securities
Trust 2014-C25	3.672%	11/15/47	750	751
7 JPMBB Commercial Mortgage Securities
Trust 2014-C25	4.065%	11/15/47	200	202
7 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.018%	1/15/48	383	383
7 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.494%	1/15/48	600	595
7 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.800%	1/15/48	200	199
7 JPMBB Commercial Mortgage Securities
Trust 2014-C26	3.951%	1/15/48	200	199
7 JPMBB Commercial Mortgage Securities
Trust 2015-C27	2.734%	2/15/48	325	324
7 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.017%	2/15/48	409	403
7 JPMBB Commercial Mortgage Securities
Trust 2015-C27	3.179%	2/15/48	218	212
7 JPMBB Commercial Mortgage Securities
Trust 2015-C28	2.773%	10/15/48	400	398
7 JPMBB Commercial Mortgage Securities
Trust 2015-C28	3.227%	10/15/48	500	486
7 JPMBB Commercial Mortgage Securities
Trust 2015-C28	3.532%	10/15/48	100	98
7 JPMBB Commercial Mortgage Securities
Trust 2015-C29	2.921%	5/15/48	385	384
7 JPMBB Commercial Mortgage Securities
Trust 2015-C29	3.304%	5/15/48	215	214
7 JPMBB Commercial Mortgage Securities
Trust 2015-C29	3.611%	5/15/48	350	348
7 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.559%	7/15/48	425	427

7 JPMBB Commercial Mortgage Securities
Trust 2015-C30	3.822%	7/15/48	425	428
7 JPMBB Commercial Mortgage Securities
Trust 2015-C30	4.226%	7/15/48	200	203
7 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.540%	8/15/48	203	204
7 JPMBB Commercial Mortgage Securities
Trust 2015-C31	3.801%	8/15/48	218	219
7 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.358%	11/15/48	425	423
7 JPMBB Commercial Mortgage Securities
Trust 2015-C32	3.598%	11/15/48	425	421
7 JPMBB Commercial Mortgage Securities
Trust 2015-C33	3.770%	12/15/48	300	300
7 JPMBB Commercial Mortgage Securities
Trust 2016-C1	3.316%	3/15/49	325	323
7 JPMCC Commercial Mortgage Securities
Trust 2017-JP5	3.723%	3/15/50	1,250	1,243
7 JPMDB Commercial Mortgage Securities
Trust 2016-C2	3.144%	6/15/49	300	288
7 JPMDB Commercial Mortgage Securities
Trust 2016-C2	3.484%	6/15/49	150	146
7 JPMDB Commercial Mortgage Securities
Trust 2017-C5	3.694%	3/15/50	2,000	1,988
7 JPMDB Commercial Mortgage Securities
Trust 2017-C5	3.858%	3/15/50	425	421
7 JPMDB Commercial Mortgage Securities
Trust 2017-C7	3.409%	10/15/50	275	267
JPMDB Commercial Mortgage Securities
Trust 2017-C7	3.712%	10/15/50	175	171
7 JPMDB Commercial Mortgage Securities
Trust 2018-C8	4.211%	6/15/51	1,000	1,028
7 JPMDB Commercial Mortgage Securities
Trust 2018-C8	4.421%	6/15/51	125	129
7 Mercedes-Benz Auto Lease Trust 2017-A	1.790%	4/15/20	1,000	996
7 Mercedes-Benz Auto Lease Trust 2017-A	2.010%	1/17/23	500	496
7 Mercedes-Benz Auto Lease Trust 2018-A	2.410%	2/16/21	350	348
7 Mercedes-Benz Auto Lease Trust 2018-A	2.510%	10/16/23	75	74
7 Mercedes-Benz Auto Receivables Trust
2015-1	1.340%	12/16/19	18	18
7 Mercedes-Benz Auto Receivables Trust
2015-1	1.750%	12/15/21	75	75
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2012-C5	3.176%	8/15/45	175	174
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C10	4.219%	7/15/46	2,000	2,042
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C11	4.303%	8/15/46	240	247
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C11	4.503%	8/15/46	120	123
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C12	4.259%	10/15/46	445	457
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C13	2.936%	11/15/46	71	71
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C13	4.039%	11/15/46	300	306

7 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C13	4.899%	11/15/46	150	154
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C7	2.918%	2/15/46	179	175
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C7	3.214%	2/15/46	36	35
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C8	3.134%	12/15/48	225	222
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C8	3.376%	12/15/48	100	98
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C9	3.102%	5/15/46	150	147
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2013-C9	3.456%	5/15/46	125	123
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	2.916%	2/15/47	145	145
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	3.669%	2/15/47	394	396
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	4.064%	2/15/47	375	383
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C14	4.792%	2/15/47	150	155
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	2.849%	6/15/47	75	75
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	3.477%	6/15/47	75	75
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	3.892%	6/15/47	325	330
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C16	4.479%	6/15/47	125	126
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18	3.194%	10/15/47	380	381
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18	3.923%	10/15/47	100	101
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C18	4.585%	10/15/47	125	127
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C19	3.101%	12/15/47	400	400
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C19	3.326%	12/15/47	225	224
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2014-C19	3.526%	12/15/47	275	274
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C20	3.069%	2/15/48	200	198
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C20	3.249%	2/15/48	725	706
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C22	3.040%	4/15/48	425	418
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C22	3.306%	4/15/48	325	317
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C22	3.883%	4/15/48	200	198
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C23	2.982%	7/15/50	225	224
7 Morgan Stanley Bank of America Merrill
Lynch Trust 2015-C23	3.398%	7/15/50	150	149

7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C23	3.719%	7/15/50	450	451
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C25	3.383%	10/15/48	475	471
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C25	3.635%	10/15/48	250	248
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C26	3.323%	10/15/48	275	272
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C26	3.531%	10/15/48	300	295
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C27	3.557%	12/15/47	200	199
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2015-C27	3.753%	12/15/47	250	250
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C28	3.288%	1/15/49	300	297
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C28	3.544%	1/15/49	800	789
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C30	2.860%	9/15/49	800	746
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C31	3.102%	11/15/49	950	901
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C32	3.720%	12/15/49	800	793
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2016-C32	3.994%	12/15/49	325	324
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2017-C33	3.599%	5/15/50	1,000	982
	Morgan Stanley Bank of America Merrill
	Lynch Trust 2017-C33	3.852%	5/15/50	400	392
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2017-C34	3.276%	11/15/52	400	382
7	Morgan Stanley Bank of America Merrill
	Lynch Trust 2017-C34	3.536%	11/15/52	575	559
7	Morgan Stanley Capital I Trust 2012-C4	3.244%	3/15/45	650	645
7	Morgan Stanley Capital I Trust 2012-C4	3.773%	3/15/45	225	224
7	Morgan Stanley Capital I Trust 2015-UBS8	3.809%	12/15/48	300	300
7	Morgan Stanley Capital I Trust 2016-BNK2	3.049%	11/15/49	400	379
7	Morgan Stanley Capital I Trust 2016-BNK2	3.282%	11/15/49	317	302
7	Morgan Stanley Capital I Trust 2016-UB11	2.782%	8/15/49	800	743
7	Morgan Stanley Capital I Trust 2016-
	UBS12	3.596%	12/15/49	825	809
7	Morgan Stanley Capital I Trust 2017-H1	3.530%	6/15/50	550	537
12	National Australia Bank Ltd.	2.250%	3/16/21	625	609
7	Nissan Auto Lease Trust 2016-B	1.610%	1/18/22	350	349
7	Nissan Auto Lease Trust 2017-B	2.050%	9/15/20	280	278
7	Nissan Auto Lease Trust 2017-B	2.170%	12/15/21	75	74
7	Nissan Auto Receivables 2015-B Owner
	Trust	1.340%	3/16/20	48	48
7	Nissan Auto Receivables 2015-B Owner
	Trust	1.790%	1/17/22	125	124
7	Nissan Auto Receivables 2015-C Owner
	Trust	1.370%	5/15/20	43	43
7	Nissan Auto Receivables 2015-C Owner
	Trust	1.670%	2/15/22	200	198
7	Nissan Auto Receivables 2016-C Owner
	Trust	1.180%	1/15/21	267	264

7	Nissan Auto Receivables 2016-C Owner
	Trust	1.380%	1/17/23	275	267
7	Nissan Auto Receivables 2017-B Owner
	Trust	1.750%	10/15/21	566	558
7	Nissan Auto Receivables 2017-B Owner
	Trust	1.950%	10/16/23	259	251
7	Nissan Auto Receivables 2018-A Owner
	Trust	2.650%	5/16/22	525	521
7	Nissan Auto Receivables 2018-A Owner
	Trust	2.890%	6/17/24	400	397
7	Nissan Master Owner Trust Receivables
	Series 2016-A	1.540%	6/15/21	375	372
7	Public Service New Hampshire Funding
	LLC 2018-1	3.094%	2/1/26	200	199
7	Public Service New Hampshire Funding
	LLC 2018-1	3.506%	8/1/28	100	100
7	Public Service New Hampshire Funding
	LLC 2018-1	3.814%	2/1/35	225	225
	Royal Bank of Canada	2.100%	10/14/20	3,950	3,860
7	Royal Bank of Canada	1.875%	2/5/21	475	467
	Royal Bank of Canada	2.300%	3/22/21	650	635
7	Santander Drive Auto Receivables Trust
	2017-3	1.870%	6/15/21	400	399
7	Santander Drive Auto Receivables Trust
	2018-1	2.320%	8/16/21	150	149
7	Santander Drive Auto Receivables Trust
	2018-2	2.750%	9/15/21	250	250
7	Santander Drive Auto Receivables Trust
	2018-2	3.030%	9/15/22	250	249
7	Santander Drive Auto Receivables Trust
	2018-2	3.350%	7/17/23	250	249
7	Santander Drive Auto Receivables Trust
	2018-3	3.030%	2/15/22	150	150
7	Santander Drive Auto Receivables Trust
	2018-3	3.290%	10/17/22	150	150
7	Santander Drive Auto Receivables Trust
	2018-3	3.510%	8/15/23	250	249
7	Synchrony Card Issuance Trust 2018-A1	3.380%	9/15/24	1,200	1,201
7	Synchrony Credit Card Master Note Trust
	2016-2	2.210%	5/15/24	1,562	1,520
7	Synchrony Credit Card Master Note Trust
	2016-3	1.580%	9/15/22	550	543
7	Synchrony Credit Card Master Note Trust
	2017-2	2.620%	10/15/25	675	654
7	Synchrony Credit Card Master Note Trust
	2018-1	2.970%	3/15/24	1,200	1,191
7	Synchrony Credit Card Master Note Trust
	2018-2	3.470%	5/15/26	1,175	1,173
7	Synchrony Credit Card Master Note Trust
	Series 2012-7	1.760%	9/15/22	409	405
7	TIAA Seasoned Commercial Mortgage
	Trust 2007-C4	5.481%	8/15/39	9	9
12	Toronto-Dominion Bank	2.250%	3/15/21	2,000	1,953
7	Toyota Auto Receivables 2015-B Owner
	Trust	1.740%	9/15/20	281	281
7	Toyota Auto Receivables 2015-C Owner
	Trust	1.690%	12/15/20	298	297

7 Toyota Auto Receivables 2016-B Owner
Trust	1.300%	4/15/20	81	81
7 Toyota Auto Receivables 2016-B Owner
Trust	1.520%	8/16/21	250	247
7 Toyota Auto Receivables 2016-C Owner
Trust	1.140%	8/17/20	173	171
7 Toyota Auto Receivables 2016-C Owner
Trust	1.320%	11/15/21	175	171
7 Toyota Auto Receivables 2017-D Owner
Trust	1.930%	1/18/22	950	934
7 Toyota Auto Receivables 2018-A Owner
Trust	2.350%	5/16/22	550	544
7 Toyota Auto Receivables 2018-A Owner
Trust	2.520%	5/15/23	175	172
7 Toyota Auto Receivables 2018-B Owner
Trust	2.960%	9/15/22	475	474
7 Toyota Auto Receivables 2018-B Owner
Trust	3.110%	11/15/23	100	100
7 UBS Commercial Mortgage Trust 2017-C1	3.460%	6/15/50	800	779
7 UBS Commercial Mortgage Trust 2017-C1	3.724%	6/15/50	350	338
7 UBS Commercial Mortgage Trust 2017-C2	3.487%	8/15/50	600	585
7 UBS Commercial Mortgage Trust 2017-C2	3.740%	8/15/50	150	146
7 UBS Commercial Mortgage Trust 2017-C3	3.426%	8/15/50	725	703
7 UBS Commercial Mortgage Trust 2017-C3	3.739%	8/15/50	300	292
7 UBS Commercial Mortgage Trust 2017-C4	3.301%	10/15/50	475	455
7 UBS Commercial Mortgage Trust 2017-C4	3.563%	10/15/50	600	588
7 UBS Commercial Mortgage Trust 2017-C4	3.836%	10/15/50	262	254
7 UBS Commercial Mortgage Trust 2017-C5	3.474%	11/15/50	400	389
7 UBS Commercial Mortgage Trust 2017-C7	3.679%	12/15/50	600	591
7 UBS Commercial Mortgage Trust 2017-C7	4.061%	12/15/50	325	323
7 UBS Commercial Mortgage Trust 2018-C11	4.241%	6/15/51	1,000	1,026
7 UBS Commercial Mortgage Trust 2018-C12	4.296%	8/15/51	475	490
7 UBS Commercial Mortgage Trust 2018-C13	4.208%	10/15/51	175	180
7 UBS Commercial Mortgage Trust 2018-C13	4.334%	10/15/51	600	619
7 UBS Commercial Mortgage Trust 2018-C13	4.585%	10/15/51	100	103
7 UBS Commercial Mortgage Trust 2018-C8	3.720%	2/15/51	600	592
7 UBS Commercial Mortgage Trust 2018-C8	3.983%	2/15/51	1,200	1,210
7 UBS Commercial Mortgage Trust 2018-C8	4.215%	2/15/51	325	327
7 UBS-Barclays Commercial Mortgage Trust
2012-C4	2.850%	12/10/45	1,000	977
7 UBS-Barclays Commercial Mortgage Trust
2013-C5	3.185%	3/10/46	290	287
7 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.244%	4/10/46	175	173
7 UBS-Barclays Commercial Mortgage Trust
2013-C6	3.469%	4/10/46	75	74
7 UBS-Barclays Commercial Mortgage Trust
2018-C10	4.313%	5/15/51	800	827
7 UBS-Barclays Commercial Mortgage Trust
2018-C9	4.117%	3/15/51	1,200	1,221
7 Volkswagen Auto Loan Enhanced Trust
2018-1	3.020%	11/21/22	200	200
7 Volkswagen Auto Loan Enhanced Trust
2018-1	3.150%	7/22/24	100	100
7 Wells Fargo Commercial Mortgage Trust
2012-LC5	2.918%	10/15/45	223	219

7 Wells Fargo Commercial Mortgage Trust
2014-LC16	2.819%	8/15/50	115	115
7 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.477%	8/15/50	100	100
7 Wells Fargo Commercial Mortgage Trust
2014-LC16	3.817%	8/15/50	1,300	1,315
7 Wells Fargo Commercial Mortgage Trust
2014-LC16	4.020%	8/15/50	50	49
7 Wells Fargo Commercial Mortgage Trust
2014-LC18	2.954%	12/15/47	218	217
7 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.271%	12/15/47	300	297
7 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.405%	12/15/47	400	394
7 Wells Fargo Commercial Mortgage Trust
2014-LC18	3.808%	12/15/47	200	198
7 Wells Fargo Commercial Mortgage Trust
2015-C26	2.991%	2/15/48	400	394
7 Wells Fargo Commercial Mortgage Trust
2015-C26	3.166%	2/15/48	200	194
7 Wells Fargo Commercial Mortgage Trust
2015-C26	3.580%	2/15/48	175	171
7 Wells Fargo Commercial Mortgage Trust
2015-C27	3.190%	2/15/48	1,025	1,004
7 Wells Fargo Commercial Mortgage Trust
2015-C28	3.540%	5/15/48	625	620
7 Wells Fargo Commercial Mortgage Trust
2015-C28	3.872%	5/15/48	117	116
7 Wells Fargo Commercial Mortgage Trust
2015-C29	3.400%	6/15/48	425	425
7 Wells Fargo Commercial Mortgage Trust
2015-C29	3.637%	6/15/48	625	623
7 Wells Fargo Commercial Mortgage Trust
2015-LC20	2.978%	4/15/50	112	110
7 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.184%	4/15/50	1,053	1,024
7 Wells Fargo Commercial Mortgage Trust
2015-LC20	3.719%	4/15/50	200	195
7 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.571%	9/15/58	175	176
7 Wells Fargo Commercial Mortgage Trust
2015-LC22	3.839%	9/15/58	275	277
7 Wells Fargo Commercial Mortgage Trust
2015-LC22	4.207%	9/15/58	225	230
7 Wells Fargo Commercial Mortgage Trust
2015-NXS1	2.632%	5/15/48	175	174
7 Wells Fargo Commercial Mortgage Trust
2015-NXS1	2.934%	5/15/48	125	123
7 Wells Fargo Commercial Mortgage Trust
2015-NXS1	3.148%	5/15/48	175	170
7 Wells Fargo Commercial Mortgage Trust
2015-P2	3.656%	12/15/48	325	327
7 Wells Fargo Commercial Mortgage Trust
2015-P2	3.809%	12/15/48	200	201
7 Wells Fargo Commercial Mortgage Trust
2015-SG1	3.789%	9/15/48	770	773

7 Wells Fargo Commercial Mortgage Trust
2016-BNK1	2.652%	8/15/49	525	484
7 Wells Fargo Commercial Mortgage Trust
2016-C32	3.324%	1/15/59	218	217
7 Wells Fargo Commercial Mortgage Trust
2016-C32	3.560%	1/15/59	475	470
7 Wells Fargo Commercial Mortgage Trust
2016-C33	3.426%	3/15/59	150	147
7 Wells Fargo Commercial Mortgage Trust
2016-C34	3.096%	6/15/49	325	311
7 Wells Fargo Commercial Mortgage Trust
2016-C37	3.794%	12/15/49	325	324
7 Wells Fargo Commercial Mortgage Trust
2016-LC24	2.825%	10/15/49	350	338
7 Wells Fargo Commercial Mortgage Trust
2016-LC24	2.942%	10/15/49	614	580
7 Wells Fargo Commercial Mortgage Trust
2017-C38	3.453%	7/15/50	854	831
7 Wells Fargo Commercial Mortgage Trust
2017-C38	3.665%	7/15/50	242	232
7 Wells Fargo Commercial Mortgage Trust
2017-C39	3.418%	9/15/50	725	702
7 Wells Fargo Commercial Mortgage Trust
2017-C39	3.702%	9/15/50	400	387
7 Wells Fargo Commercial Mortgage Trust
2017-C40	3.317%	10/15/50	400	385
7 Wells Fargo Commercial Mortgage Trust
2017-C40	3.581%	10/15/50	600	588
7 Wells Fargo Commercial Mortgage Trust
2017-C40	3.854%	10/15/50	150	146
7 Wells Fargo Commercial Mortgage Trust
2017-C41	3.472%	11/15/50	1,000	970
7 Wells Fargo Commercial Mortgage Trust
2017-RB1	3.635%	3/15/50	1,200	1,181
7 Wells Fargo Commercial Mortgage Trust
2017-RC1	3.631%	1/15/60	1,500	1,480
7 Wells Fargo Commercial Mortgage Trust
2018-C43	4.012%	3/15/51	1,200	1,210
7 Wells Fargo Commercial Mortgage Trust
2018-C43	4.152%	3/15/51	200	201
7 Wells Fargo Commercial Mortgage Trust
2018-C44	4.212%	5/15/51	775	793
7 Wells Fargo Commercial Mortgage Trust
2018-C45	4.184%	6/15/51	1,000	1,022
7 Wells Fargo Commercial Mortgage Trust
2018-C46	4.152%	8/15/51	475	485
7 WFRBS Commercial Mortgage Trust 2012-
C10	2.875%	12/15/45	600	586
7 WFRBS Commercial Mortgage Trust 2012-
C6	3.440%	4/15/45	450	451
7 WFRBS Commercial Mortgage Trust 2012-
C7	3.431%	6/15/45	300	300
7 WFRBS Commercial Mortgage Trust 2012-
C7	4.090%	6/15/45	250	253
7 WFRBS Commercial Mortgage Trust 2012-
C8	3.001%	8/15/45	175	172

7 WFRBS Commercial Mortgage Trust 2012-
C9	2.870%	11/15/45	363	356
7 WFRBS Commercial Mortgage Trust 2013-
C11	3.071%	3/15/45	251	247
7 WFRBS Commercial Mortgage Trust 2013-
C12	3.198%	3/15/48	109	108
7 WFRBS Commercial Mortgage Trust 2013-
C12	3.560%	3/15/48	52	51
7 WFRBS Commercial Mortgage Trust 2013-
C13	3.001%	5/15/45	222	218
7 WFRBS Commercial Mortgage Trust 2013-
C13	3.345%	5/15/45	44	43
7 WFRBS Commercial Mortgage Trust 2013-
C14	3.337%	6/15/46	400	397
7 WFRBS Commercial Mortgage Trust 2013-
C14	3.488%	6/15/46	200	196
7 WFRBS Commercial Mortgage Trust 2013-
C15	3.720%	8/15/46	158	159
7 WFRBS Commercial Mortgage Trust 2013-
C15	4.153%	8/15/46	650	668
7 WFRBS Commercial Mortgage Trust 2013-
C15	4.358%	8/15/46	160	162
7 WFRBS Commercial Mortgage Trust 2013-
C16	3.963%	9/15/46	180	182
7 WFRBS Commercial Mortgage Trust 2013-
C16	4.415%	9/15/46	180	187
7 WFRBS Commercial Mortgage Trust 2013-
C16	4.668%	9/15/46	290	298
7 WFRBS Commercial Mortgage Trust 2013-
C17	2.921%	12/15/46	12	12
7 WFRBS Commercial Mortgage Trust 2013-
C17	3.558%	12/15/46	100	100
7 WFRBS Commercial Mortgage Trust 2013-
C17	4.023%	12/15/46	100	102
7 WFRBS Commercial Mortgage Trust 2013-
C17	4.255%	12/15/46	100	101
7 WFRBS Commercial Mortgage Trust 2013-
C17	4.788%	12/15/46	100	103
7 WFRBS Commercial Mortgage Trust 2013-
C18	3.027%	12/15/46	5	5
7 WFRBS Commercial Mortgage Trust 2013-
C18	3.651%	12/15/46	200	201
7 WFRBS Commercial Mortgage Trust 2013-
C18	4.162%	12/15/46	1,436	1,476
7 WFRBS Commercial Mortgage Trust 2013-
C18	4.387%	12/15/46	50	51
7 WFRBS Commercial Mortgage Trust 2013-
C18	4.841%	12/15/46	75	78
7 WFRBS Commercial Mortgage Trust 2013-
UBS1	2.927%	3/15/46	103	103
7 WFRBS Commercial Mortgage Trust 2013-
UBS1	3.591%	3/15/46	150	150
7 WFRBS Commercial Mortgage Trust 2013-
UBS1	4.079%	3/15/46	175	179
7 WFRBS Commercial Mortgage Trust 2013-
UBS1	4.852%	3/15/46	50	52

7	WFRBS Commercial Mortgage Trust 2014-
	C19	3.618%	3/15/47	50	50
7	WFRBS Commercial Mortgage Trust 2014-
	C19	3.660%	3/15/47	75	75
7	WFRBS Commercial Mortgage Trust 2014-
	C19	4.101%	3/15/47	175	180
7	WFRBS Commercial Mortgage Trust 2014-
	C19	4.723%	3/15/47	50	51
7	WFRBS Commercial Mortgage Trust 2014-
	C20	3.036%	5/15/47	80	80
7	WFRBS Commercial Mortgage Trust 2014-
	C20	3.638%	5/15/47	100	101
7	WFRBS Commercial Mortgage Trust 2014-
	C20	3.995%	5/15/47	125	128
7	WFRBS Commercial Mortgage Trust 2014-
	C20	4.176%	5/15/47	125	127
7	WFRBS Commercial Mortgage Trust 2014-
	C21	3.678%	8/15/47	425	427
7	WFRBS Commercial Mortgage Trust 2014-
	C22	3.752%	9/15/57	650	655
7	WFRBS Commercial Mortgage Trust 2014-
	C22	4.371%	9/15/57	100	100
7	WFRBS Commercial Mortgage Trust 2014-
	C23	3.636%	10/15/57	249	251
7	WFRBS Commercial Mortgage Trust 2014-
	C23	3.917%	10/15/57	125	127
7	WFRBS Commercial Mortgage Trust 2014-
	C23	4.210%	10/15/57	75	76
7	WFRBS Commercial Mortgage Trust 2014-
	LC14	2.862%	3/15/47	111	111
7	WFRBS Commercial Mortgage Trust 2014-
	LC14	3.522%	3/15/47	300	302
7	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.045%	3/15/47	725	742
7	WFRBS Commercial Mortgage Trust 2014-
	LC14	4.351%	3/15/47	300	307
7	World Financial Network Credit Card
	Master Note Trust Series 2017-C	2.310%	8/15/24	625	613
7	World Financial Network Credit Card
	Master Note Trust Series 2018-A	3.070%	12/16/24	775	770
7	World Omni Auto Receivables Trust 2015-B	1.490%	12/15/20	65	65
7	World Omni Auto Receivables Trust 2015-B	1.840%	1/17/22	200	198
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $416,056)					405,849
Corporate Bonds (10.7%)
Finance (3.5%)
	Banking (2.5%)
	American Express Co.	2.200%	10/30/20	800	781
	American Express Co.	2.500%	8/1/22	2,400	2,303
	American Express Co.	2.650%	12/2/22	1,500	1,439
	American Express Co.	3.400%	2/27/23	1,200	1,180
	American Express Co.	3.700%	8/3/23	1,500	1,494
	American Express Co.	3.000%	10/30/24	1,200	1,146
	American Express Co.	3.625%	12/5/24	750	736
	American Express Co.	4.050%	12/3/42	121	116
	American Express Credit Corp.	2.200%	3/3/20	1,100	1,086
	American Express Credit Corp.	2.375%	5/26/20	1,485	1,464
	American Express Credit Corp.	2.600%	9/14/20	650	642

American Express Credit Corp.	2.250%	5/5/21	1,060	1,031
American Express Credit Corp.	2.700%	3/3/22	1,350	1,313
American Express Credit Corp.	3.300%	5/3/27	2,850	2,738
Associated Bank NA	3.500%	8/13/21	250	249
Australia & New Zealand Banking Group
Ltd.	2.125%	8/19/20	1,000	980
Australia & New Zealand Banking Group
Ltd.	2.250%	11/9/20	1,000	978
Australia & New Zealand Banking Group
Ltd.	2.700%	11/16/20	800	790
Australia & New Zealand Banking Group
Ltd.	2.300%	6/1/21	2,300	2,232
Australia & New Zealand Banking Group
Ltd.	2.550%	11/23/21	300	291
Australia & New Zealand Banking Group
Ltd.	2.625%	5/19/22	1,000	965
Australia & New Zealand Banking Group
Ltd.	2.625%	11/9/22	1,000	961
Australia & New Zealand Banking Group
Ltd.	3.700%	11/16/25	750	737
Banco Bilbao Vizcaya Argentaria SA	3.000%	10/20/20	1,950	1,928
Banco Santander SA	3.848%	4/12/23	1,200	1,172
Banco Santander SA	5.179%	11/19/25	1,700	1,706
Banco Santander SA	3.800%	2/23/28	200	181
Banco Santander SA	4.379%	4/12/28	200	190
Bank of America Corp.	2.250%	4/21/20	1,000	987
Bank of America Corp.	2.625%	10/19/20	550	543
Bank of America Corp.	2.151%	11/9/20	500	489
Bank of America Corp.	2.625%	4/19/21	2,090	2,056
7 Bank of America Corp.	2.369%	7/21/21	2,275	2,235
7 Bank of America Corp.	2.328%	10/1/21	2,500	2,445
7 Bank of America Corp.	2.738%	1/23/22	1,300	1,278
7 Bank of America Corp.	3.499%	5/17/22	1,000	1,000
Bank of America Corp.	2.503%	10/21/22	1,850	1,769
Bank of America Corp.	3.300%	1/11/23	5,400	5,325
7 Bank of America Corp.	3.124%	1/20/23	410	403
7 Bank of America Corp.	2.881%	4/24/23	6,375	6,189
7 Bank of America Corp.	2.816%	7/21/23	3,000	2,897
Bank of America Corp.	4.100%	7/24/23	1,225	1,245
Bank of America Corp.	3.004%	12/20/23	7,882	7,626
Bank of America Corp.	4.125%	1/22/24	1,400	1,423
7 Bank of America Corp.	3.550%	3/5/24	820	810
Bank of America Corp.	4.000%	4/1/24	946	953
7 Bank of America Corp.	3.864%	7/23/24	625	624
Bank of America Corp.	4.200%	8/26/24	2,500	2,508
Bank of America Corp.	4.000%	1/22/25	4,240	4,185
Bank of America Corp.	3.950%	4/21/25	1,500	1,469
7 Bank of America Corp.	3.093%	10/1/25	2,500	2,379
7 Bank of America Corp.	3.366%	1/23/26	1,300	1,250
Bank of America Corp.	4.450%	3/3/26	1,650	1,653
Bank of America Corp.	3.500%	4/19/26	100	97
Bank of America Corp.	4.250%	10/22/26	1,700	1,677
Bank of America Corp.	3.248%	10/21/27	1,625	1,514
Bank of America Corp.	4.183%	11/25/27	1,200	1,171
7 Bank of America Corp.	3.824%	1/20/28	2,450	2,385
7 Bank of America Corp.	3.705%	4/24/28	1,525	1,464
7 Bank of America Corp.	3.593%	7/21/28	3,000	2,856

Bank of America Corp.	3.419%	12/20/28	5,357	5,027
7 Bank of America Corp.	3.970%	3/5/29	1,200	1,171
7 Bank of America Corp.	4.271%	7/23/29	500	497
Bank of America Corp.	6.110%	1/29/37	1,010	1,164
7 Bank of America Corp.	4.244%	4/24/38	1,525	1,484
Bank of America Corp.	7.750%	5/14/38	2,075	2,800
Bank of America Corp.	5.875%	2/7/42	2,350	2,770
Bank of America Corp.	5.000%	1/21/44	4,200	4,477
Bank of America Corp.	4.875%	4/1/44	550	576
Bank of America Corp.	4.750%	4/21/45	350	353
7 Bank of America Corp.	4.443%	1/20/48	625	621
7 Bank of America Corp.	3.946%	1/23/49	1,675	1,536
Bank of America NA	6.000%	10/15/36	600	710
Bank of Montreal	2.100%	12/12/19	675	668
Bank of Montreal	2.100%	6/15/20	800	786
Bank of Montreal	3.100%	7/13/20	850	851
Bank of Montreal	3.100%	4/13/21	1,545	1,540
Bank of Montreal	1.900%	8/27/21	1,500	1,441
Bank of Montreal	2.350%	9/11/22	137	131
Bank of Montreal	2.550%	11/6/22	313	301
7 Bank of Montreal	3.803%	12/15/32	2,400	2,225
Bank of New York Mellon Corp.	4.600%	1/15/20	400	408
Bank of New York Mellon Corp.	2.600%	8/17/20	375	372
Bank of New York Mellon Corp.	2.450%	11/27/20	750	738
Bank of New York Mellon Corp.	2.050%	5/3/21	2,000	1,939
Bank of New York Mellon Corp.	3.550%	9/23/21	625	629
Bank of New York Mellon Corp.	2.600%	2/7/22	1,500	1,463
Bank of New York Mellon Corp.	2.950%	1/29/23	850	830
7 Bank of New York Mellon Corp.	2.661%	5/16/23	1,150	1,112
Bank of New York Mellon Corp.	3.450%	8/11/23	650	645
Bank of New York Mellon Corp.	2.200%	8/16/23	825	773
Bank of New York Mellon Corp.	3.650%	2/4/24	150	150
Bank of New York Mellon Corp.	3.250%	9/11/24	600	585
Bank of New York Mellon Corp.	2.800%	5/4/26	1,200	1,124
Bank of New York Mellon Corp.	2.450%	8/17/26	500	455
Bank of New York Mellon Corp.	3.250%	5/16/27	1,500	1,439
Bank of New York Mellon Corp.	3.400%	1/29/28	600	581
7 Bank of New York Mellon Corp.	3.442%	2/7/28	1,200	1,160
Bank of New York Mellon Corp.	3.000%	10/30/28	1,000	912
Bank of New York Mellon Corp.	3.300%	8/23/29	500	465
Bank of Nova Scotia	2.150%	7/14/20	1,200	1,180
Bank of Nova Scotia	4.375%	1/13/21	105	107
Bank of Nova Scotia	2.800%	7/21/21	1,375	1,353
Bank of Nova Scotia	2.700%	3/7/22	3,000	2,925
Bank of Nova Scotia	4.500%	12/16/25	1,250	1,250
Barclays Bank plc	5.140%	10/14/20	105	108
Barclays Bank plc	2.650%	1/11/21	1,000	980
Barclays plc	2.750%	11/8/19	475	472
Barclays plc	2.875%	6/8/20	1,750	1,730
Barclays plc	3.250%	1/12/21	1,000	986
Barclays plc	3.200%	8/10/21	850	835
Barclays plc	3.684%	1/10/23	950	925
7 Barclays plc	4.338%	5/16/24	4,000	3,951
Barclays plc	3.650%	3/16/25	3,000	2,808
Barclays plc	4.375%	1/12/26	1,200	1,164
Barclays plc	4.337%	1/10/28	1,000	946
7 Barclays plc	4.972%	5/16/29	1,200	1,184

	Barclays plc	5.250%	8/17/45	450	436
	Barclays plc	4.950%	1/10/47	1,000	923
	BB&T Corp.	2.150%	2/1/21	550	535
	BB&T Corp.	2.050%	5/10/21	800	775
	BB&T Corp.	3.200%	9/3/21	750	747
	BB&T Corp.	2.750%	4/1/22	750	734
	BB&T Corp.	2.850%	10/26/24	475	454
	BB&T Corp.	3.700%	6/5/25	850	845
	BNP Paribas SA	2.375%	5/21/20	1,000	985
	BNP Paribas SA	5.000%	1/15/21	2,810	2,904
	BNP Paribas SA	3.250%	3/3/23	675	662
	BNP Paribas SA	4.250%	10/15/24	500	495
	BPCE SA	2.250%	1/27/20	675	665
	BPCE SA	2.650%	2/3/21	825	809
	BPCE SA	2.750%	12/2/21	500	488
12	BPCE SA	3.000%	5/22/22	1,000	968
	BPCE SA	4.000%	4/15/24	1,200	1,207
	BPCE SA	3.375%	12/2/26	250	234
	Branch Banking & Trust Co.	2.100%	1/15/20	600	592
	Branch Banking & Trust Co.	2.250%	6/1/20	1,000	984
	Branch Banking & Trust Co.	2.625%	1/15/22	1,000	975
	Branch Banking & Trust Co.	3.625%	9/16/25	2,600	2,547
	Branch Banking & Trust Co.	3.800%	10/30/26	400	395
	Canadian Imperial Bank of Commerce	2.100%	10/5/20	1,000	976
	Canadian Imperial Bank of Commerce	2.700%	2/2/21	500	492
	Canadian Imperial Bank of Commerce	2.550%	6/16/22	1,700	1,640
	Canadian Imperial Bank of Commerce	3.500%	9/13/23	1,000	995
	Capital One Bank USA NA	3.375%	2/15/23	1,140	1,107
	Capital One Financial Corp.	2.500%	5/12/20	1,000	987
	Capital One Financial Corp.	2.400%	10/30/20	500	490
	Capital One Financial Corp.	4.750%	7/15/21	280	289
	Capital One Financial Corp.	3.050%	3/9/22	675	660
	Capital One Financial Corp.	3.200%	1/30/23	2,000	1,940
	Capital One Financial Corp.	3.500%	6/15/23	82	80
	Capital One Financial Corp.	3.750%	4/24/24	1,000	982
	Capital One Financial Corp.	3.300%	10/30/24	1,050	999
	Capital One Financial Corp.	4.200%	10/29/25	500	486
	Capital One Financial Corp.	3.750%	7/28/26	250	233
	Capital One Financial Corp.	3.750%	3/9/27	1,075	1,015
	Capital One Financial Corp.	3.800%	1/31/28	2,000	1,889
	Capital One NA	2.350%	1/31/20	1,000	989
	Capital One NA	2.950%	7/23/21	510	502
	Capital One NA	2.250%	9/13/21	675	650
	Capital One NA	2.650%	8/8/22	2,550	2,448
	Citibank NA	3.050%	5/1/20	1,650	1,646
	Citibank NA	2.100%	6/12/20	1,000	982
	Citibank NA	2.125%	10/20/20	3,200	3,125
	Citibank NA	2.850%	2/12/21	830	820
	Citibank NA	3.400%	7/23/21	1,000	999
7,12	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	1,265	1,333
	Citigroup Inc.	2.450%	1/10/20	1,300	1,289
	Citigroup Inc.	2.400%	2/18/20	675	668
	Citigroup Inc.	5.375%	8/9/20	470	487
	Citigroup Inc.	2.650%	10/26/20	5,000	4,932
	Citigroup Inc.	2.700%	3/30/21	2,650	2,603
	Citigroup Inc.	2.350%	8/2/21	600	582
	Citigroup Inc.	2.900%	12/8/21	2,000	1,958

	Citigroup Inc.	4.500%	1/14/22	2,000	2,054
	Citigroup Inc.	2.750%	4/25/22	1,875	1,819
	Citigroup Inc.	4.050%	7/30/22	2,225	2,234
	Citigroup Inc.	2.700%	10/27/22	1,550	1,489
7	Citigroup Inc.	3.142%	1/24/23	2,000	1,960
	Citigroup Inc.	3.500%	5/15/23	1,450	1,427
	Citigroup Inc.	3.875%	10/25/23	725	727
	Citigroup Inc.	3.750%	6/16/24	2,975	2,948
	Citigroup Inc.	4.000%	8/5/24	725	719
	Citigroup Inc.	3.875%	3/26/25	1,100	1,068
	Citigroup Inc.	3.300%	4/27/25	425	408
	Citigroup Inc.	4.400%	6/10/25	3,475	3,474
	Citigroup Inc.	5.500%	9/13/25	1,000	1,064
	Citigroup Inc.	3.700%	1/12/26	1,500	1,457
	Citigroup Inc.	4.600%	3/9/26	975	981
	Citigroup Inc.	3.400%	5/1/26	1,200	1,140
	Citigroup Inc.	3.200%	10/21/26	2,325	2,165
	Citigroup Inc.	4.300%	11/20/26	775	763
	Citigroup Inc.	4.450%	9/29/27	2,900	2,870
7	Citigroup Inc.	3.887%	1/10/28	2,275	2,203
	Citigroup Inc.	6.625%	1/15/28	800	908
7	Citigroup Inc.	3.668%	7/24/28	3,075	2,915
	Citigroup Inc.	4.125%	7/25/28	975	941
7	Citigroup Inc.	3.520%	10/27/28	2,200	2,068
7	Citigroup Inc.	4.075%	4/23/29	700	685
	Citigroup Inc.	5.875%	2/22/33	200	218
	Citigroup Inc.	6.000%	10/31/33	425	477
	Citigroup Inc.	6.125%	8/25/36	1,699	1,924
7	Citigroup Inc.	3.878%	1/24/39	1,100	1,011
	Citigroup Inc.	8.125%	7/15/39	1,099	1,580
	Citigroup Inc.	5.875%	1/30/42	800	929
	Citigroup Inc.	5.300%	5/6/44	750	785
	Citigroup Inc.	4.650%	7/30/45	1,000	1,007
	Citigroup Inc.	4.750%	5/18/46	2,425	2,371
	Citigroup Inc.	4.650%	7/23/48	2,850	2,888
	Citizens Bank NA	2.450%	12/4/19	325	323
	Citizens Bank NA	2.250%	3/2/20	725	714
	Citizens Bank NA	2.200%	5/26/20	2,075	2,033
	Citizens Bank NA	2.250%	10/30/20	600	584
	Citizens Bank NA	2.650%	5/26/22	600	575
	Citizens Bank NA	3.700%	3/29/23	250	248
	Citizens Financial Group Inc.	4.300%	12/3/25	400	394
	Comerica Bank	4.000%	7/27/25	200	196
	Comerica Inc.	3.700%	7/31/23	750	747
	Commonwealth Bank of Australia	2.400%	11/2/20	650	636
	Commonwealth Bank of Australia	2.550%	3/15/21	625	611
12	Commonwealth Bank of Australia	2.750%	3/10/22	2,000	1,941
	Compass Bank	3.500%	6/11/21	625	621
	Compass Bank	2.875%	6/29/22	1,550	1,493
	Cooperatieve Rabobank UA	2.250%	1/14/20	4,825	4,773
	Cooperatieve Rabobank UA	4.500%	1/11/21	635	649
	Cooperatieve Rabobank UA	2.500%	1/19/21	1,775	1,737
	Cooperatieve Rabobank UA	2.750%	1/10/22	300	292
	Cooperatieve Rabobank UA	3.875%	2/8/22	2,075	2,090
	Cooperatieve Rabobank UA	3.950%	11/9/22	975	968
	Cooperatieve Rabobank UA	4.625%	12/1/23	2,675	2,707
	Cooperatieve Rabobank UA	3.375%	5/21/25	1,025	999

	Cooperatieve Rabobank UA	4.375%	8/4/25	750	740
	Cooperatieve Rabobank UA	3.750%	7/21/26	1,500	1,411
	Cooperatieve Rabobank UA	5.250%	5/24/41	335	373
	Cooperatieve Rabobank UA	5.750%	12/1/43	700	780
	Cooperatieve Rabobank UA	5.250%	8/4/45	1,950	2,037
	Credit Suisse AG	5.400%	1/14/20	200	205
	Credit Suisse AG	3.000%	10/29/21	800	788
	Credit Suisse AG	3.625%	9/9/24	2,325	2,292
12	Credit Suisse Group AG	3.574%	1/9/23	1,500	1,469
12	Credit Suisse Group AG	4.282%	1/9/28	2,500	2,427
	Credit Suisse Group Funding Guernsey
	Ltd.	3.125%	12/10/20	800	793
	Credit Suisse Group Funding Guernsey
	Ltd.	3.450%	4/16/21	2,630	2,616
	Credit Suisse Group Funding Guernsey
	Ltd.	3.800%	9/15/22	4,250	4,224
	Credit Suisse Group Funding Guernsey
	Ltd.	3.800%	6/9/23	2,085	2,053
	Credit Suisse Group Funding Guernsey
	Ltd.	3.750%	3/26/25	1,500	1,444
	Credit Suisse Group Funding Guernsey
	Ltd.	4.550%	4/17/26	1,300	1,303
	Credit Suisse Group Funding Guernsey
	Ltd.	4.875%	5/15/45	950	964
	Credit Suisse USA Inc.	7.125%	7/15/32	465	592
	Deutsche Bank AG	2.700%	7/13/20	1,400	1,368
	Deutsche Bank AG	2.950%	8/20/20	400	393
	Deutsche Bank AG	3.125%	1/13/21	325	318
	Deutsche Bank AG	3.150%	1/22/21	1,500	1,462
	Deutsche Bank AG	3.375%	5/12/21	650	638
	Deutsche Bank AG	4.250%	10/14/21	3,000	2,989
	Deutsche Bank AG	3.300%	11/16/22	2,500	2,374
	Deutsche Bank AG	3.950%	2/27/23	1,300	1,262
	Deutsche Bank AG	3.700%	5/30/24	1,875	1,770
	Deutsche Bank AG	4.100%	1/13/26	400	381
	Discover Bank	7.000%	4/15/20	250	262
	Discover Bank	3.200%	8/9/21	350	345
	Discover Bank	3.350%	2/6/23	600	583
	Discover Bank	4.250%	3/13/26	1,125	1,108
	Discover Bank	3.450%	7/27/26	500	466
7	Discover Bank	4.682%	8/9/28	425	421
	Discover Bank	4.650%	9/13/28	2,000	1,999
	Discover Financial Services	3.850%	11/21/22	225	222
	Discover Financial Services	3.950%	11/6/24	400	390
	Discover Financial Services	3.750%	3/4/25	375	358
	Discover Financial Services	4.100%	2/9/27	1,300	1,244
	Fifth Third Bancorp	3.500%	3/15/22	950	946
	Fifth Third Bancorp	4.300%	1/16/24	475	479
	Fifth Third Bancorp	3.950%	3/14/28	300	294
	Fifth Third Bancorp	8.250%	3/1/38	710	964
	Fifth Third Bank	2.250%	6/14/21	500	485
	Fifth Third Bank	3.350%	7/26/21	625	622
	Fifth Third Bank	2.875%	10/1/21	1,435	1,408
	Fifth Third Bank	3.950%	7/28/25	625	623
	Fifth Third Bank	3.850%	3/15/26	1,500	1,462
	First Horizon National Corp.	3.500%	12/15/20	425	425
	First Niagara Financial Group Inc.	6.750%	3/19/20	725	760

First Republic Bank	2.500%	6/6/22	1,400	1,344
First Republic Bank	4.375%	8/1/46	200	183
First Republic Bank	4.625%	2/13/47	375	361
FirstMerit Bank NA	4.270%	11/25/26	450	443
Goldman Sachs Bank USA	3.200%	6/5/20	750	752
Goldman Sachs Capital I	6.345%	2/15/34	975	1,129
Goldman Sachs Group Inc.	2.550%	10/23/19	1,950	1,942
Goldman Sachs Group Inc.	2.300%	12/13/19	2,150	2,131
Goldman Sachs Group Inc.	5.375%	3/15/20	1,310	1,350
Goldman Sachs Group Inc.	2.600%	4/23/20	3,125	3,097
Goldman Sachs Group Inc.	6.000%	6/15/20	2,590	2,704
Goldman Sachs Group Inc.	2.750%	9/15/20	975	963
Goldman Sachs Group Inc.	2.875%	2/25/21	1,275	1,257
Goldman Sachs Group Inc.	2.625%	4/25/21	500	489
Goldman Sachs Group Inc.	5.250%	7/27/21	1,825	1,908
Goldman Sachs Group Inc.	2.350%	11/15/21	2,000	1,925
Goldman Sachs Group Inc.	5.750%	1/24/22	4,375	4,654
Goldman Sachs Group Inc.	3.000%	4/26/22	3,800	3,720
7 Goldman Sachs Group Inc.	2.876%	10/31/22	4,700	4,583
Goldman Sachs Group Inc.	3.625%	1/22/23	1,825	1,816
Goldman Sachs Group Inc.	3.200%	2/23/23	2,545	2,485
7 Goldman Sachs Group Inc.	2.908%	6/5/23	3,650	3,530
7 Goldman Sachs Group Inc.	2.905%	7/24/23	2,000	1,932
Goldman Sachs Group Inc.	4.000%	3/3/24	3,400	3,407
Goldman Sachs Group Inc.	3.850%	7/8/24	3,025	3,009
Goldman Sachs Group Inc.	3.500%	1/23/25	2,325	2,253
7 Goldman Sachs Group Inc.	3.272%	9/29/25	4,000	3,823
Goldman Sachs Group Inc.	3.750%	2/25/26	1,350	1,312
Goldman Sachs Group Inc.	3.500%	11/16/26	2,665	2,530
Goldman Sachs Group Inc.	5.950%	1/15/27	630	690
Goldman Sachs Group Inc.	3.850%	1/26/27	2,100	2,042
7 Goldman Sachs Group Inc.	3.691%	6/5/28	1,900	1,806
7 Goldman Sachs Group Inc.	3.814%	4/23/29	4,000	3,805
7 Goldman Sachs Group Inc.	4.223%	5/1/29	1,850	1,823
Goldman Sachs Group Inc.	6.450%	5/1/36	1,125	1,312
Goldman Sachs Group Inc.	6.750%	10/1/37	2,920	3,507
7 Goldman Sachs Group Inc.	4.017%	10/31/38	2,000	1,851
7 Goldman Sachs Group Inc.	4.411%	4/23/39	1,700	1,642
Goldman Sachs Group Inc.	6.250%	2/1/41	2,090	2,519
Goldman Sachs Group Inc.	4.800%	7/8/44	1,975	2,014
Goldman Sachs Group Inc.	5.150%	5/22/45	2,975	3,037
Goldman Sachs Group Inc.	4.750%	10/21/45	1,500	1,516
HSBC Bank USA NA	4.875%	8/24/20	950	972
HSBC Bank USA NA	5.875%	11/1/34	675	764
HSBC Bank USA NA	5.625%	8/15/35	625	692
HSBC Bank USA NA	7.000%	1/15/39	650	832
HSBC Holdings plc	3.400%	3/8/21	5,651	5,636
HSBC Holdings plc	5.100%	4/5/21	1,560	1,620
HSBC Holdings plc	2.950%	5/25/21	4,675	4,603
HSBC Holdings plc	2.650%	1/5/22	1,800	1,744
HSBC Holdings plc	4.875%	1/14/22	160	166
HSBC Holdings plc	4.000%	3/30/22	765	773
7 HSBC Holdings plc	3.262%	3/13/23	1,300	1,273
HSBC Holdings plc	3.600%	5/25/23	1,300	1,286
7 HSBC Holdings plc	3.033%	11/22/23	1,050	1,014
HSBC Holdings plc	4.250%	3/14/24	1,000	996
7 HSBC Holdings plc	3.950%	5/18/24	2,500	2,481

HSBC Holdings plc	4.250%	8/18/25	750	735
HSBC Holdings plc	4.300%	3/8/26	4,070	4,043
HSBC Holdings plc	3.900%	5/25/26	2,200	2,129
7 HSBC Holdings plc	4.292%	9/12/26	2,500	2,472
HSBC Holdings plc	4.375%	11/23/26	1,000	982
7 HSBC Holdings plc	4.041%	3/13/28	2,500	2,409
7 HSBC Holdings plc	4.583%	6/19/29	2,300	2,300
HSBC Holdings plc	7.625%	5/17/32	400	499
HSBC Holdings plc	7.350%	11/27/32	400	494
HSBC Holdings plc	6.500%	5/2/36	2,485	2,928
HSBC Holdings plc	6.500%	9/15/37	660	780
HSBC Holdings plc	6.800%	6/1/38	550	675
HSBC Holdings plc	6.100%	1/14/42	200	238
HSBC Holdings plc	5.250%	3/14/44	3,500	3,636
HSBC USA Inc.	2.350%	3/5/20	1,500	1,484
HSBC USA Inc.	2.750%	8/7/20	500	496
HSBC USA Inc.	5.000%	9/27/20	645	662
Huntington Bancshares Inc.	7.000%	12/15/20	450	481
Huntington Bancshares Inc.	3.150%	3/14/21	650	644
Huntington Bancshares Inc.	2.300%	1/14/22	325	311
Huntington Bancshares Inc.	4.000%	5/15/25	400	400
Huntington National Bank	2.375%	3/10/20	750	741
Huntington National Bank	2.400%	4/1/20	250	247
Huntington National Bank	2.875%	8/20/20	800	792
Huntington National Bank	3.250%	5/14/21	1,050	1,042
Huntington National Bank	2.500%	8/7/22	600	574
Huntington National Bank	3.550%	10/6/23	650	642
ING Groep NV	3.150%	3/29/22	700	683
ING Groep NV	4.100%	10/2/23	1,500	1,501
ING Groep NV	3.950%	3/29/27	1,300	1,250
ING Groep NV	4.550%	10/2/28	1,000	995
Intesa Sanpaolo SPA	5.250%	1/12/24	625	617
JPMorgan Chase & Co.	2.250%	1/23/20	3,825	3,786
JPMorgan Chase & Co.	2.750%	6/23/20	8,515	8,450
JPMorgan Chase & Co.	4.400%	7/22/20	1,130	1,153
JPMorgan Chase & Co.	4.250%	10/15/20	1,175	1,197
JPMorgan Chase & Co.	2.550%	10/29/20	8,925	8,795
JPMorgan Chase & Co.	2.550%	3/1/21	800	785
JPMorgan Chase & Co.	4.625%	5/10/21	835	861
JPMorgan Chase & Co.	2.400%	6/7/21	975	951
JPMorgan Chase & Co.	2.295%	8/15/21	1,925	1,871
JPMorgan Chase & Co.	4.350%	8/15/21	1,005	1,030
JPMorgan Chase & Co.	4.500%	1/24/22	2,675	2,757
7 JPMorgan Chase & Co.	3.514%	6/18/22	800	800
JPMorgan Chase & Co.	3.250%	9/23/22	2,425	2,404
JPMorgan Chase & Co.	2.972%	1/15/23	1,650	1,606
JPMorgan Chase & Co.	3.200%	1/25/23	5,375	5,286
7 JPMorgan Chase & Co.	2.776%	4/25/23	1,000	971
JPMorgan Chase & Co.	3.375%	5/1/23	3,425	3,352
JPMorgan Chase & Co.	2.700%	5/18/23	2,000	1,921
JPMorgan Chase & Co.	3.875%	2/1/24	1,575	1,585
7 JPMorgan Chase & Co.	3.559%	4/23/24	1,500	1,485
JPMorgan Chase & Co.	3.625%	5/13/24	275	272
7 JPMorgan Chase & Co.	3.797%	7/23/24	725	723
JPMorgan Chase & Co.	3.875%	9/10/24	4,200	4,147
JPMorgan Chase & Co.	3.125%	1/23/25	1,600	1,528
7 JPMorgan Chase & Co.	3.220%	3/1/25	2,480	2,397

JPMorgan Chase & Co.	3.900%	7/15/25	2,125	2,121
JPMorgan Chase & Co.	3.300%	4/1/26	2,125	2,036
JPMorgan Chase & Co.	3.200%	6/15/26	1,125	1,071
JPMorgan Chase & Co.	2.950%	10/1/26	3,950	3,665
JPMorgan Chase & Co.	4.125%	12/15/26	1,650	1,632
JPMorgan Chase & Co.	3.625%	12/1/27	1,000	943
7 JPMorgan Chase & Co.	3.782%	2/1/28	2,650	2,576
7 JPMorgan Chase & Co.	3.540%	5/1/28	1,775	1,691
7 JPMorgan Chase & Co.	3.509%	1/23/29	1,825	1,723
7 JPMorgan Chase & Co.	4.005%	4/23/29	1,500	1,469
7 JPMorgan Chase & Co.	4.203%	7/23/29	750	745
JPMorgan Chase & Co.	6.400%	5/15/38	2,410	3,000
7 JPMorgan Chase & Co.	3.882%	7/24/38	2,230	2,076
JPMorgan Chase & Co.	5.500%	10/15/40	1,250	1,417
JPMorgan Chase & Co.	5.600%	7/15/41	1,450	1,663
JPMorgan Chase & Co.	5.400%	1/6/42	1,200	1,344
JPMorgan Chase & Co.	5.625%	8/16/43	900	1,016
JPMorgan Chase & Co.	4.950%	6/1/45	250	261
7 JPMorgan Chase & Co.	4.260%	2/22/48	2,925	2,810
7 JPMorgan Chase & Co.	4.032%	7/24/48	1,375	1,276
7 JPMorgan Chase & Co.	3.964%	11/15/48	1,500	1,373
7 JPMorgan Chase & Co.	3.897%	1/23/49	2,000	1,815
7 JPMorgan Chase Bank NA	2.604%	2/1/21	1,000	991
7 JPMorgan Chase Bank NA	3.086%	4/26/21	1,600	1,595
KeyBank NA	2.500%	12/15/19	300	298
KeyBank NA	2.250%	3/16/20	500	493
KeyBank NA	3.350%	6/15/21	325	325
KeyBank NA	2.500%	11/22/21	300	291
KeyBank NA	2.400%	6/9/22	1,000	960
KeyBank NA	2.300%	9/14/22	500	478
KeyBank NA	3.375%	3/7/23	500	496
KeyBank NA	3.300%	6/1/25	500	480
7 KeyBank NA	3.180%	10/15/27	250	246
KeyCorp	5.100%	3/24/21	1,310	1,363
KeyCorp	4.100%	4/30/28	1,400	1,392
Lloyds Bank plc	2.400%	3/17/20	125	124
Lloyds Bank plc	6.375%	1/21/21	1,875	1,989
Lloyds Bank plc	3.300%	5/7/21	800	797
Lloyds Banking Group plc	3.000%	1/11/22	1,200	1,168
Lloyds Banking Group plc	4.050%	8/16/23	3,300	3,277
7 Lloyds Banking Group plc	2.907%	11/7/23	1,000	954
Lloyds Banking Group plc	4.500%	11/4/24	1,000	987
Lloyds Banking Group plc	4.450%	5/8/25	500	499
Lloyds Banking Group plc	4.582%	12/10/25	3,050	2,977
Lloyds Banking Group plc	3.750%	1/11/27	1,000	936
Lloyds Banking Group plc	4.375%	3/22/28	800	780
Lloyds Banking Group plc	4.550%	8/16/28	1,800	1,775
7 Lloyds Banking Group plc	3.574%	11/7/28	1,000	914
Lloyds Banking Group plc	5.300%	12/1/45	200	201
Lloyds Banking Group plc	4.344%	1/9/48	2,000	1,731
M&T Bank Corp.	3.550%	7/26/23	550	546
Manufacturers & Traders Trust Co.	2.100%	2/6/20	475	469
Manufacturers & Traders Trust Co.	2.625%	1/25/21	500	491
Manufacturers & Traders Trust Co.	2.900%	2/6/25	1,425	1,357
Manufacturers & Traders Trust Co.	3.400%	8/17/27	250	240
Mitsubishi UFJ Financial Group Inc.	2.950%	3/1/21	1,466	1,447
Mitsubishi UFJ Financial Group Inc.	3.535%	7/26/21	600	599

Mitsubishi UFJ Financial Group Inc.	2.190%	9/13/21	1,750	1,684
Mitsubishi UFJ Financial Group Inc.	2.998%	2/22/22	750	733
Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	1,000	964
Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	1,000	984
Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	1,500	1,490
Mitsubishi UFJ Financial Group Inc.	2.527%	9/13/23	200	188
Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	1,000	988
Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	1,800	1,761
Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	700	635
Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	3,300	3,192
Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	1,000	937
Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	3,625	3,560
Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	1,000	990
Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	200	198
Mizuho Financial Group Inc.	2.953%	2/28/22	500	487
Mizuho Financial Group Inc.	3.549%	3/5/23	925	912
7 Mizuho Financial Group Inc.	3.922%	9/11/24	800	795
Mizuho Financial Group Inc.	3.663%	2/28/27	250	240
Mizuho Financial Group Inc.	4.018%	3/5/28	1,400	1,383
7 Mizuho Financial Group Inc.	4.254%	9/11/29	1,000	995
Morgan Stanley	5.500%	1/26/20	525	541
Morgan Stanley	2.650%	1/27/20	1,600	1,590
Morgan Stanley	2.800%	6/16/20	3,600	3,571
Morgan Stanley	5.500%	7/24/20	650	674
Morgan Stanley	5.750%	1/25/21	1,335	1,403
Morgan Stanley	2.500%	4/21/21	1,950	1,904
Morgan Stanley	5.500%	7/28/21	2,025	2,131
Morgan Stanley	2.625%	11/17/21	2,200	2,139
Morgan Stanley	2.750%	5/19/22	4,100	3,975
Morgan Stanley	4.875%	11/1/22	1,575	1,629
Morgan Stanley	3.125%	1/23/23	2,000	1,949
Morgan Stanley	3.750%	2/25/23	4,000	3,999
Morgan Stanley	4.100%	5/22/23	2,025	2,032
7 Morgan Stanley	3.737%	4/24/24	2,600	2,578
Morgan Stanley	3.875%	4/29/24	4,700	4,679
Morgan Stanley	3.700%	10/23/24	2,550	2,513
Morgan Stanley	4.000%	7/23/25	1,900	1,885
Morgan Stanley	5.000%	11/24/25	1,100	1,138
Morgan Stanley	3.875%	1/27/26	1,800	1,767
Morgan Stanley	3.125%	7/27/26	3,150	2,933
Morgan Stanley	6.250%	8/9/26	975	1,093
Morgan Stanley	4.350%	9/8/26	2,780	2,757
Morgan Stanley	3.625%	1/20/27	2,275	2,177
Morgan Stanley	3.950%	4/23/27	745	714
7 Morgan Stanley	3.591%	7/22/28	3,700	3,503
7 Morgan Stanley	3.772%	1/24/29	2,500	2,401
Morgan Stanley	7.250%	4/1/32	705	896
7 Morgan Stanley	3.971%	7/22/38	1,600	1,498
7 Morgan Stanley	4.457%	4/22/39	1,250	1,240
Morgan Stanley	6.375%	7/24/42	1,900	2,370
Morgan Stanley	4.300%	1/27/45	2,500	2,409
Morgan Stanley	4.375%	1/22/47	1,500	1,461
MUFG Americas Holdings Corp.	2.250%	2/10/20	1,050	1,036
MUFG Americas Holdings Corp.	3.500%	6/18/22	275	274
MUFG Americas Holdings Corp.	3.000%	2/10/25	350	332
National Australia Bank Ltd.	2.125%	5/22/20	3,500	3,442
National Australia Bank Ltd.	2.625%	1/14/21	200	197

National Australia Bank Ltd.	1.875%	7/12/21	650	621
National Australia Bank Ltd.	3.375%	9/20/21	1,000	994
National Australia Bank Ltd.	2.800%	1/10/22	1,000	975
National Australia Bank Ltd.	2.500%	5/22/22	1,800	1,728
National Australia Bank Ltd.	3.000%	1/20/23	755	733
National Australia Bank Ltd.	3.625%	6/20/23	250	248
National Australia Bank Ltd.	3.375%	1/14/26	150	144
National Australia Bank Ltd.	2.500%	7/12/26	950	854
National Bank of Canada	2.150%	6/12/20	1,000	977
National Bank of Canada	2.200%	11/2/20	775	753
Northern Trust Corp.	3.450%	11/4/20	300	302
Northern Trust Corp.	2.375%	8/2/22	825	794
Northern Trust Corp.	3.950%	10/30/25	600	606
Northern Trust Corp.	3.650%	8/3/28	325	322
7 Northern Trust Corp.	3.375%	5/8/32	275	256
People's United Bank NA	4.000%	7/15/24	275	272
People's United Financial Inc.	3.650%	12/6/22	413	410
PNC Bank NA	2.400%	10/18/19	600	598
PNC Bank NA	2.000%	5/19/20	600	589
PNC Bank NA	2.300%	6/1/20	630	621
PNC Bank NA	2.600%	7/21/20	270	267
PNC Bank NA	2.450%	11/5/20	800	786
PNC Bank NA	2.150%	4/29/21	650	631
PNC Bank NA	2.550%	12/9/21	2,400	2,338
PNC Bank NA	2.625%	2/17/22	2,000	1,947
PNC Bank NA	2.950%	1/30/23	1,100	1,062
PNC Bank NA	3.800%	7/25/23	700	699
PNC Bank NA	3.300%	10/30/24	350	342
PNC Bank NA	2.950%	2/23/25	750	716
PNC Bank NA	3.250%	6/1/25	825	799
PNC Bank NA	4.200%	11/1/25	825	837
PNC Bank NA	3.100%	10/25/27	250	235
PNC Bank NA	3.250%	1/22/28	600	572
PNC Bank NA	4.050%	7/26/28	1,000	1,004
PNC Financial Services Group Inc.	2.854%	11/9/22	400	387
PNC Financial Services Group Inc.	3.900%	4/29/24	575	571
PNC Financial Services Group Inc.	3.150%	5/19/27	1,000	945
PNC Funding Corp.	5.125%	2/8/20	770	790
PNC Funding Corp.	4.375%	8/11/20	800	816
PNC Funding Corp.	3.300%	3/8/22	1,680	1,672
7 Regions Bank	3.374%	8/13/21	525	524
Regions Bank	6.450%	6/26/37	500	582
Regions Financial Corp.	3.200%	2/8/21	200	199
Regions Financial Corp.	2.750%	8/14/22	775	746
Regions Financial Corp.	3.800%	8/14/23	650	646
Regions Financial Corp.	7.375%	12/10/37	550	702
Royal Bank of Canada	2.125%	3/2/20	2,000	1,975
Royal Bank of Canada	2.150%	10/26/20	829	811
Royal Bank of Canada	2.350%	10/30/20	871	857
Royal Bank of Canada	2.500%	1/19/21	800	787
Royal Bank of Canada	3.200%	4/30/21	2,700	2,693
Royal Bank of Canada	2.750%	2/1/22	1,400	1,372
Royal Bank of Canada	4.650%	1/27/26	750	766
Royal Bank of Scotland Group plc	6.125%	12/15/22	600	627
7 Royal Bank of Scotland Group plc	3.498%	5/15/23	1,400	1,357
Royal Bank of Scotland Group plc	6.100%	6/10/23	900	938
Royal Bank of Scotland Group plc	3.875%	9/12/23	2,500	2,426

Royal Bank of Scotland Group plc	6.000%	12/19/23	600	624
Royal Bank of Scotland Group plc	5.125%	5/28/24	1,890	1,889
7 Royal Bank of Scotland Group plc	4.519%	6/25/24	1,000	1,000
Royal Bank of Scotland Group plc	4.800%	4/5/26	225	225
7 Royal Bank of Scotland Group plc	4.892%	5/18/29	3,000	2,967
7 Royal Bank of Scotland Group plc	5.076%	1/27/30	3,000	3,003
Santander Holdings USA Inc.	2.650%	4/17/20	1,750	1,731
Santander Holdings USA Inc.	3.700%	3/28/22	2,350	2,316
Santander Holdings USA Inc.	3.400%	1/18/23	850	819
Santander Holdings USA Inc.	4.500%	7/17/25	500	492
Santander Holdings USA Inc.	4.400%	7/13/27	900	859
Santander UK Group Holdings plc	3.125%	1/8/21	1,775	1,750
Santander UK Group Holdings plc	2.875%	8/5/21	825	803
Santander UK Group Holdings plc	3.571%	1/10/23	700	680
7 Santander UK Group Holdings plc	3.823%	11/3/28	1,000	918
Santander UK plc	2.375%	3/16/20	750	741
Santander UK plc	2.125%	11/3/20	900	876
Santander UK plc	3.400%	6/1/21	2,000	1,992
Santander UK plc	4.000%	3/13/24	1,200	1,203
Skandinaviska Enskilda Banken AB	2.300%	3/11/20	500	493
Skandinaviska Enskilda Banken AB	2.625%	3/15/21	1,000	980
Skandinaviska Enskilda Banken AB	1.875%	9/13/21	4,500	4,296
Skandinaviska Enskilda Banken AB	2.800%	3/11/22	500	487
State Street Corp.	4.375%	3/7/21	615	632
State Street Corp.	1.950%	5/19/21	500	483
7 State Street Corp.	2.653%	5/15/23	2,000	1,937
State Street Corp.	3.100%	5/15/23	550	538
State Street Corp.	3.300%	12/16/24	1,000	983
State Street Corp.	3.550%	8/18/25	385	382
State Street Corp.	2.650%	5/19/26	500	463
Sumitomo Mitsui Banking Corp.	2.092%	10/18/19	1,000	990
Sumitomo Mitsui Banking Corp.	2.450%	1/16/20	1,500	1,489
Sumitomo Mitsui Banking Corp.	2.514%	1/17/20	1,500	1,487
Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	300	294
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	325	319
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	75	75
Sumitomo Mitsui Banking Corp.	3.950%	1/10/24	725	727
Sumitomo Mitsui Banking Corp.	3.400%	7/11/24	925	894
Sumitomo Mitsui Financial Group Inc.	2.934%	3/9/21	1,275	1,257
Sumitomo Mitsui Financial Group Inc.	2.058%	7/14/21	975	934
Sumitomo Mitsui Financial Group Inc.	2.442%	10/19/21	1,275	1,230
Sumitomo Mitsui Financial Group Inc.	2.846%	1/11/22	1,000	973
Sumitomo Mitsui Financial Group Inc.	2.784%	7/12/22	750	725
Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	800	769
Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	1,500	1,456
Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	1,000	995
Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	975	951
Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	1,800	1,623
Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	650	600
Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	2,000	1,889
Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	1,600	1,523
Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	1,500	1,477
SunTrust Bank	2.250%	1/31/20	1,500	1,483
7 SunTrust Bank	2.590%	1/29/21	550	545
7 SunTrust Bank	3.502%	8/2/22	425	424
SunTrust Bank	3.000%	2/2/23	450	439
SunTrust Bank	2.750%	5/1/23	250	241

7	SunTrust Bank	3.689%	8/2/24	725	719
	SunTrust Bank	3.300%	5/15/26	725	683
	SunTrust Banks Inc.	2.900%	3/3/21	300	296
	SunTrust Banks Inc.	2.700%	1/27/22	500	486
	SVB Financial Group	3.500%	1/29/25	225	218
	Svenska Handelsbanken AB	1.950%	9/8/20	1,000	974
	Svenska Handelsbanken AB	2.450%	3/30/21	650	635
	Svenska Handelsbanken AB	3.350%	5/24/21	2,000	1,994
	Svenska Handelsbanken AB	1.875%	9/7/21	925	885
	Synchrony Bank	3.650%	5/24/21	1,250	1,240
	Synchrony Bank	3.000%	6/15/22	350	336
	Synchrony Financial	2.700%	2/3/20	1,050	1,038
	Synchrony Financial	3.750%	8/15/21	300	298
	Synchrony Financial	4.250%	8/15/24	3,500	3,379
	Synchrony Financial	3.700%	8/4/26	500	451
	Synchrony Financial	3.950%	12/1/27	1,125	1,019
	Synovus Financial Corp.	3.125%	11/1/22	250	240
	Toronto-Dominion Bank	2.250%	11/5/19	1,350	1,341
	Toronto-Dominion Bank	3.000%	6/11/20	125	125
	Toronto-Dominion Bank	3.150%	9/17/20	1,500	1,504
	Toronto-Dominion Bank	2.500%	12/14/20	3,900	3,834
	Toronto-Dominion Bank	2.550%	1/25/21	1,300	1,279
	Toronto-Dominion Bank	2.125%	4/7/21	2,000	1,945
	Toronto-Dominion Bank	3.250%	6/11/21	500	500
	Toronto-Dominion Bank	1.800%	7/13/21	650	625
7	Toronto-Dominion Bank	3.625%	9/15/31	500	468
	UBS AG	2.350%	3/26/20	350	345
	UBS AG	4.875%	8/4/20	250	257
12	UBS AG	2.450%	12/1/20	820	802
	US Bancorp	2.350%	1/29/21	600	588
	US Bancorp	4.125%	5/24/21	915	934
	US Bancorp	2.625%	1/24/22	2,000	1,955
	US Bancorp	3.000%	3/15/22	575	568
	US Bancorp	2.950%	7/15/22	375	366
	US Bancorp	3.700%	1/30/24	650	654
	US Bancorp	3.600%	9/11/24	150	149
	US Bancorp	3.100%	4/27/26	1,500	1,419
	US Bancorp	3.150%	4/27/27	1,250	1,193
	US Bancorp	3.900%	4/26/28	700	706
	US Bank NA	2.125%	10/28/19	1,000	993
	US Bank NA	2.350%	1/23/20	500	496
	US Bank NA	2.000%	1/24/20	1,000	987
	US Bank NA	3.050%	7/24/20	850	847
	US Bank NA	2.050%	10/23/20	550	537
	US Bank NA	2.850%	1/23/23	600	584
	US Bank NA	3.400%	7/24/23	850	846
	US Bank NA	2.800%	1/27/25	1,050	997
	Wachovia Corp.	6.605%	10/1/25	1,000	1,112
	Wachovia Corp.	7.500%	4/15/35	150	189
	Wachovia Corp.	5.500%	8/1/35	325	351
	Wachovia Corp.	6.550%	10/15/35	100	119
	Wells Fargo & Co.	2.600%	7/22/20	2,150	2,127
	Wells Fargo & Co.	2.550%	12/7/20	1,500	1,477
	Wells Fargo & Co.	3.000%	1/22/21	2,050	2,033
	Wells Fargo & Co.	4.600%	4/1/21	6,310	6,490
	Wells Fargo & Co.	2.100%	7/26/21	3,300	3,179
	Wells Fargo & Co.	3.500%	3/8/22	1,600	1,598

Wells Fargo & Co.	2.625%	7/22/22	3,475	3,354
Wells Fargo & Co.	3.069%	1/24/23	3,050	2,972
Wells Fargo & Co.	3.450%	2/13/23	3,500	3,427
Wells Fargo & Co.	4.125%	8/15/23	1,675	1,696
Wells Fargo & Co.	3.000%	2/19/25	725	687
Wells Fargo & Co.	3.550%	9/29/25	1,700	1,656
Wells Fargo & Co.	3.000%	4/22/26	4,025	3,731
Wells Fargo & Co.	4.100%	6/3/26	1,925	1,897
Wells Fargo & Co.	3.000%	10/23/26	2,275	2,107
Wells Fargo & Co.	4.300%	7/22/27	2,000	1,994
7 Wells Fargo & Co.	3.584%	5/22/28	2,550	2,445
Wells Fargo & Co.	5.375%	11/2/43	1,550	1,661
Wells Fargo & Co.	5.606%	1/15/44	1,500	1,667
Wells Fargo & Co.	4.650%	11/4/44	2,175	2,131
Wells Fargo & Co.	3.900%	5/1/45	1,650	1,532
Wells Fargo & Co.	4.900%	11/17/45	1,300	1,318
Wells Fargo & Co.	4.400%	6/14/46	1,375	1,290
Wells Fargo & Co.	4.750%	12/7/46	3,175	3,152
Wells Fargo Bank NA	2.150%	12/6/19	2,000	1,985
Wells Fargo Bank NA	2.400%	1/15/20	2,000	1,984
Wells Fargo Bank NA	2.600%	1/15/21	2,000	1,965
7 Wells Fargo Bank NA	3.325%	7/23/21	1,050	1,049
Wells Fargo Bank NA	3.550%	8/14/23	1,000	994
Wells Fargo Bank NA	5.950%	8/26/36	550	639
Wells Fargo Bank NA	5.850%	2/1/37	425	489
Wells Fargo Bank NA	6.600%	1/15/38	605	756
7 Wells Fargo Capital X	5.950%	12/1/86	425	454
Westpac Banking Corp.	4.875%	11/19/19	930	949
Westpac Banking Corp.	2.150%	3/6/20	3,000	2,958
Westpac Banking Corp.	3.050%	5/15/20	525	522
Westpac Banking Corp.	2.600%	11/23/20	975	960
Westpac Banking Corp.	2.100%	5/13/21	3,100	3,000
Westpac Banking Corp.	2.000%	8/19/21	1,000	960
Westpac Banking Corp.	2.500%	6/28/22	2,400	2,305
Westpac Banking Corp.	2.750%	1/11/23	800	772
Westpac Banking Corp.	3.650%	5/15/23	400	399
Westpac Banking Corp.	2.850%	5/13/26	2,450	2,260
Westpac Banking Corp.	2.700%	8/19/26	650	591
Westpac Banking Corp.	3.350%	3/8/27	1,800	1,711
7 Westpac Banking Corp.	4.322%	11/23/31	2,000	1,921
ZB NA	3.500%	8/27/21	950	945

Brokerage (0.1%)
Affiliated Managers Group Inc.	4.250%	2/15/24	350	354
Affiliated Managers Group Inc.	3.500%	8/1/25	750	719
Ameriprise Financial Inc.	5.300%	3/15/20	125	129
Ameriprise Financial Inc.	4.000%	10/15/23	1,450	1,467
Ameriprise Financial Inc.	3.700%	10/15/24	350	347
BGC Partners Inc.	5.375%	12/9/19	175	178
BGC Partners Inc.	5.125%	5/27/21	200	205
BlackRock Inc.	5.000%	12/10/19	475	485
BlackRock Inc.	4.250%	5/24/21	475	486
BlackRock Inc.	3.375%	6/1/22	700	700
BlackRock Inc.	3.500%	3/18/24	1,000	1,000
BlackRock Inc.	3.200%	3/15/27	600	577
Brookfield Asset Management Inc.	4.000%	1/15/25	550	541
Brookfield Finance Inc.	4.250%	6/2/26	150	148

Brookfield Finance Inc.	3.900%	1/25/28	150	143
Brookfield Finance Inc.	4.700%	9/20/47	750	724
Brookfield Finance LLC	4.000%	4/1/24	575	570
Cboe Global Markets Inc.	3.650%	1/12/27	490	470
Charles Schwab Corp.	3.250%	5/21/21	325	325
Charles Schwab Corp.	3.225%	9/1/22	1,225	1,212
Charles Schwab Corp.	2.650%	1/25/23	400	387
Charles Schwab Corp.	3.850%	5/21/25	100	101
Charles Schwab Corp.	3.200%	3/2/27	1,100	1,046
Charles Schwab Corp.	3.200%	1/25/28	400	378
CME Group Inc.	3.000%	9/15/22	875	863
CME Group Inc.	3.000%	3/15/25	300	289
CME Group Inc.	5.300%	9/15/43	800	922
CME Group Inc.	4.150%	6/15/48	575	569
E*TRADE Financial Corp.	3.800%	8/24/27	325	309
E*TRADE Financial Corp.	4.500%	6/20/28	330	330
Eaton Vance Corp.	3.625%	6/15/23	275	271
Eaton Vance Corp.	3.500%	4/6/27	350	338
Franklin Resources Inc.	2.800%	9/15/22	575	558
Franklin Resources Inc.	2.850%	3/30/25	250	236
Intercontinental Exchange Inc.	2.750%	12/1/20	1,200	1,190
Intercontinental Exchange Inc.	3.450%	9/21/23	450	448
Intercontinental Exchange Inc.	4.000%	10/15/23	350	358
Intercontinental Exchange Inc.	3.750%	12/1/25	1,100	1,098
Intercontinental Exchange Inc.	3.100%	9/15/27	200	189
Intercontinental Exchange Inc.	3.750%	9/21/28	500	494
Intercontinental Exchange Inc.	4.250%	9/21/48	400	394
Invesco Finance plc	3.125%	11/30/22	500	490
Invesco Finance plc	4.000%	1/30/24	650	651
Invesco Finance plc	5.375%	11/30/43	900	994
Janus Capital Group Inc.	4.875%	8/1/25	250	255
Jefferies Financial Group Inc.	5.500%	10/18/23	475	490
Jefferies Group LLC	6.875%	4/15/21	620	664
Jefferies Group LLC	5.125%	1/20/23	500	515
Jefferies Group LLC	4.850%	1/15/27	1,100	1,081
Jefferies Group LLC	6.250%	1/15/36	320	321
Jefferies Group LLC	6.500%	1/20/43	350	359
Jefferies Group LLC / Jefferies Group
Capital Finance Inc.	4.150%	1/23/30	1,100	988
Lazard Group LLC	4.250%	11/14/20	29	29
Lazard Group LLC	3.750%	2/13/25	100	96
Lazard Group LLC	3.625%	3/1/27	1,350	1,260
Lazard Group LLC	4.500%	9/19/28	200	196
Legg Mason Inc.	3.950%	7/15/24	150	148
Legg Mason Inc.	4.750%	3/15/26	275	280
Legg Mason Inc.	5.625%	1/15/44	450	455
Nasdaq Inc.	5.550%	1/15/20	650	669
Nasdaq Inc.	3.850%	6/30/26	675	651
Nomura Holdings Inc.	6.700%	3/4/20	900	939
Raymond James Financial Inc.	3.625%	9/15/26	375	359
Raymond James Financial Inc.	4.950%	7/15/46	875	887
Stifel Financial Corp.	3.500%	12/1/20	175	173
Stifel Financial Corp.	4.250%	7/18/24	575	574
TD Ameritrade Holding Corp.	5.600%	12/1/19	100	103
TD Ameritrade Holding Corp.	2.950%	4/1/22	850	833
TD Ameritrade Holding Corp.	3.625%	4/1/25	450	442

TD Ameritrade Holding Corp.	3.300%	4/1/27	700	671

Finance Companies (0.1%)
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	4.250%	7/1/20	650	657
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	4.625%	10/30/20	826	841
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	4.500%	5/15/21	780	793
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	5.000%	10/1/21	745	766
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	3.950%	2/1/22	675	673
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	3.500%	5/26/22	1,150	1,128
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	4.625%	7/1/22	475	484
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	3.300%	1/23/23	650	625
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	4.450%	10/1/25	500	494
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	3.650%	7/21/27	600	548
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust	3.875%	1/23/28	1,000	928
Air Lease Corp.	4.750%	3/1/20	275	279
Air Lease Corp.	3.875%	4/1/21	1,875	1,884
Air Lease Corp.	3.375%	6/1/21	25	25
Air Lease Corp.	3.750%	2/1/22	3,150	3,141
Air Lease Corp.	2.750%	1/15/23	400	379
Air Lease Corp.	3.875%	7/3/23	425	419
Air Lease Corp.	4.250%	9/15/24	75	75
Air Lease Corp.	3.250%	3/1/25	400	372
Air Lease Corp.	3.625%	4/1/27	200	185
Air Lease Corp.	4.625%	10/1/28	400	394
Aircastle Ltd.	4.400%	9/25/23	550	547
Ares Capital Corp.	3.875%	1/15/20	425	425
Ares Capital Corp.	3.500%	2/10/23	600	573
Ares Capital Corp.	4.250%	3/1/25	800	767
GATX Corp.	3.250%	3/30/25	375	353
GATX Corp.	3.850%	3/30/27	1,250	1,187
GATX Corp.	3.500%	3/15/28	200	184
GATX Corp.	4.550%	11/7/28	600	599
GATX Corp.	5.200%	3/15/44	150	155
GATX Corp.	4.500%	3/30/45	150	138
GE Capital International Funding Co.
Unlimited Co.	2.342%	11/15/20	4,895	4,772
GE Capital International Funding Co.
Unlimited Co.	3.373%	11/15/25	2,212	2,105
GE Capital International Funding Co.
Unlimited Co.	4.418%	11/15/35	9,357	8,801
International Lease Finance Corp.	8.250%	12/15/20	825	900
International Lease Finance Corp.	4.625%	4/15/21	325	332
International Lease Finance Corp.	8.625%	1/15/22	1,150	1,308
International Lease Finance Corp.	5.875%	8/15/22	615	651
Prospect Capital Corp.	5.875%	3/15/23	150	153

Insurance (0.5%)
ACE Capital Trust II	9.700%	4/1/30	75	104
AEGON Funding Co. LLC	5.750%	12/15/20	614	643
7 Aegon NV	5.500%	4/11/48	585	564
Aetna Inc.	4.125%	6/1/21	320	325
Aetna Inc.	2.750%	11/15/22	650	626
Aetna Inc.	2.800%	6/15/23	950	910
Aetna Inc.	3.500%	11/15/24	495	482
Aetna Inc.	6.625%	6/15/36	500	607
Aetna Inc.	6.750%	12/15/37	350	440
Aetna Inc.	4.500%	5/15/42	375	362
Aetna Inc.	4.125%	11/15/42	325	296
Aetna Inc.	3.875%	8/15/47	1,000	885
Aflac Inc.	2.400%	3/16/20	150	148
Aflac Inc.	4.000%	2/15/22	325	329
Aflac Inc.	3.625%	6/15/23	2,325	2,321
Aflac Inc.	3.625%	11/15/24	580	577
Aflac Inc.	3.250%	3/17/25	325	314
Aflac Inc.	2.875%	10/15/26	600	559
Aflac Inc.	4.000%	10/15/46	150	139
Alleghany Corp.	4.950%	6/27/22	425	442
Alleghany Corp.	4.900%	9/15/44	300	297
Allied World Assurance Co. Holdings Ltd.	4.350%	10/29/25	350	337
Allstate Corp.	3.150%	6/15/23	1,700	1,667
Allstate Corp.	3.280%	12/15/26	400	383
Allstate Corp.	5.550%	5/9/35	105	119
Allstate Corp.	4.500%	6/15/43	725	737
Allstate Corp.	4.200%	12/15/46	400	390
7 Allstate Corp.	6.500%	5/15/67	650	720
Alterra Finance LLC	6.250%	9/30/20	95	99
American Financial Group Inc.	3.500%	8/15/26	300	280
American Financial Group Inc.	4.500%	6/15/47	500	466
American International Group Inc.	3.375%	8/15/20	425	425
American International Group Inc.	6.400%	12/15/20	1,010	1,073
American International Group Inc.	3.300%	3/1/21	1,500	1,492
American International Group Inc.	4.875%	6/1/22	1,425	1,482
American International Group Inc.	4.125%	2/15/24	650	651
American International Group Inc.	3.750%	7/10/25	1,950	1,888
American International Group Inc.	3.900%	4/1/26	500	488
American International Group Inc.	4.200%	4/1/28	750	744
American International Group Inc.	3.875%	1/15/35	800	719
American International Group Inc.	4.700%	7/10/35	325	321
American International Group Inc.	6.250%	5/1/36	600	688
American International Group Inc.	4.500%	7/16/44	2,025	1,919
American International Group Inc.	4.750%	4/1/48	1,250	1,223
7 American International Group Inc.	5.750%	4/1/48	525	514
American International Group Inc.	4.375%	1/15/55	625	542
7 American International Group Inc.	8.175%	5/15/68	400	499
Anthem Inc.	4.350%	8/15/20	450	458
Anthem Inc.	2.500%	11/21/20	700	689
Anthem Inc.	3.700%	8/15/21	495	498
Anthem Inc.	3.125%	5/15/22	350	345
Anthem Inc.	2.950%	12/1/22	600	583
Anthem Inc.	3.300%	1/15/23	1,271	1,250
Anthem Inc.	3.500%	8/15/24	975	951
Anthem Inc.	3.350%	12/1/24	675	655
Anthem Inc.	3.650%	12/1/27	1,750	1,665

	Anthem Inc.	4.101%	3/1/28	2,280	2,247
	Anthem Inc.	5.850%	1/15/36	300	336
	Anthem Inc.	6.375%	6/15/37	300	350
	Anthem Inc.	4.625%	5/15/42	1,275	1,244
	Anthem Inc.	4.650%	1/15/43	650	641
	Anthem Inc.	5.100%	1/15/44	400	414
	Anthem Inc.	4.650%	8/15/44	525	517
	Anthem Inc.	4.375%	12/1/47	1,175	1,110
	Anthem Inc.	4.550%	3/1/48	600	581
	Anthem Inc.	4.850%	8/15/54	175	163
	Aon Corp.	5.000%	9/30/20	990	1,020
	Aon Corp.	8.205%	1/1/27	150	182
	Aon Corp.	6.250%	9/30/40	150	178
	Aon plc	2.800%	3/15/21	350	343
	Aon plc	4.000%	11/27/23	350	353
	Aon plc	3.500%	6/14/24	425	414
	Aon plc	3.875%	12/15/25	475	468
	Aon plc	4.600%	6/14/44	625	604
	Aon plc	4.750%	5/15/45	425	426
	Arch Capital Finance LLC	4.011%	12/15/26	350	345
	Arch Capital Finance LLC	5.031%	12/15/46	100	105
	Arch Capital Group Ltd.	7.350%	5/1/34	500	634
	Arch Capital Group US Inc.	5.144%	11/1/43	275	289
	Aspen Insurance Holdings Ltd.	4.650%	11/15/23	200	202
	Assurant Inc.	4.000%	3/15/23	225	223
	Assurant Inc.	4.200%	9/27/23	200	199
	Assurant Inc.	4.900%	3/27/28	400	399
	Assurant Inc.	6.750%	2/15/34	550	629
	Assured Guaranty US Holdings Inc.	5.000%	7/1/24	375	386
	Athene Holding Ltd.	4.125%	1/12/28	835	782
12	AXA Equitable Holdings Inc.	3.900%	4/20/23	400	395
12	AXA Equitable Holdings Inc.	4.350%	4/20/28	3,960	3,829
12	AXA Equitable Holdings Inc.	5.000%	4/20/48	1,500	1,400
	AXA Financial Inc.	7.000%	4/1/28	600	673
	AXA SA	8.600%	12/15/30	830	1,084
	AXIS Specialty Finance LLC	5.875%	6/1/20	965	999
	AXIS Specialty Finance plc	4.000%	12/6/27	1,500	1,418
	Berkshire Hathaway Finance Corp.	2.900%	10/15/20	2,225	2,221
	Berkshire Hathaway Finance Corp.	4.250%	1/15/21	480	492
	Berkshire Hathaway Finance Corp.	3.000%	5/15/22	800	794
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	130	156
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	400	405
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	550	552
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	1,450	1,441
	Berkshire Hathaway Inc.	2.200%	3/15/21	1,000	979
	Berkshire Hathaway Inc.	3.000%	2/11/23	375	371
	Berkshire Hathaway Inc.	2.750%	3/15/23	3,525	3,432
	Berkshire Hathaway Inc.	3.125%	3/15/26	3,675	3,535
	Berkshire Hathaway Inc.	4.500%	2/11/43	1,325	1,373
	Brighthouse Financial Inc.	3.700%	6/22/27	1,211	1,071
	Brighthouse Financial Inc.	4.700%	6/22/47	700	578
	Brown & Brown Inc.	4.200%	9/15/24	400	395
	Chubb Corp.	6.000%	5/11/37	375	451
	Chubb INA Holdings Inc.	2.300%	11/3/20	1,250	1,227
	Chubb INA Holdings Inc.	2.875%	11/3/22	1,305	1,272
	Chubb INA Holdings Inc.	2.700%	3/13/23	350	338
	Chubb INA Holdings Inc.	3.350%	5/15/24	275	270

	Chubb INA Holdings Inc.	3.150%	3/15/25	700	677
	Chubb INA Holdings Inc.	3.350%	5/3/26	2,275	2,210
	Chubb INA Holdings Inc.	6.700%	5/15/36	180	230
	Chubb INA Holdings Inc.	4.150%	3/13/43	225	222
	Chubb INA Holdings Inc.	4.350%	11/3/45	1,300	1,321
	Cigna Corp.	5.125%	6/15/20	100	103
	Cigna Corp.	4.375%	12/15/20	150	153
	Cigna Corp.	4.500%	3/15/21	385	394
	Cigna Corp.	4.000%	2/15/22	490	494
	Cigna Corp.	3.250%	4/15/25	1,175	1,110
	Cigna Corp.	3.050%	10/15/27	1,110	1,001
	Cigna Corp.	5.375%	2/15/42	190	199
	Cigna Corp.	3.875%	10/15/47	775	666
	Cincinnati Financial Corp.	6.920%	5/15/28	300	356
	Cincinnati Financial Corp.	6.125%	11/1/34	325	377
	CNA Financial Corp.	5.875%	8/15/20	395	412
	CNA Financial Corp.	5.750%	8/15/21	175	185
	CNA Financial Corp.	3.950%	5/15/24	450	448
	CNA Financial Corp.	3.450%	8/15/27	400	370
	Coventry Health Care Inc.	5.450%	6/15/21	890	932
	Enstar Group Ltd.	4.500%	3/10/22	225	225
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	300	295
12	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	400	395
	First American Financial Corp.	4.600%	11/15/24	350	350
12	Halfmoon Parent Inc.	3.200%	9/17/20	1,500	1,494
12	Halfmoon Parent Inc.	3.400%	9/17/21	1,235	1,229
12	Halfmoon Parent Inc.	3.750%	7/15/23	950	944
12	Halfmoon Parent Inc.	4.125%	11/15/25	1,150	1,147
12	Halfmoon Parent Inc.	4.375%	10/15/28	2,100	2,088
12	Halfmoon Parent Inc.	4.800%	8/15/38	970	969
12	Halfmoon Parent Inc.	4.900%	12/15/48	2,265	2,265
	Hanover Insurance Group Inc.	4.500%	4/15/26	500	494
	Hartford Financial Services Group Inc.	5.125%	4/15/22	625	654
	Hartford Financial Services Group Inc.	5.950%	10/15/36	25	29
	Hartford Financial Services Group Inc.	6.100%	10/1/41	600	702
	Hartford Financial Services Group Inc.	4.300%	4/15/43	500	473
	Humana Inc.	2.625%	10/1/19	150	149
	Humana Inc.	3.150%	12/1/22	400	390
	Humana Inc.	2.900%	12/15/22	600	581
	Humana Inc.	3.850%	10/1/24	450	445
	Humana Inc.	3.950%	3/15/27	950	932
	Humana Inc.	4.625%	12/1/42	375	368
	Humana Inc.	4.950%	10/1/44	400	414
	Humana Inc.	4.800%	3/15/47	200	204
	Kemper Corp.	4.350%	2/15/25	150	147
	Lincoln National Corp.	6.250%	2/15/20	305	316
	Lincoln National Corp.	4.200%	3/15/22	600	609
	Lincoln National Corp.	4.000%	9/1/23	225	227
	Lincoln National Corp.	3.350%	3/9/25	200	192
	Lincoln National Corp.	3.625%	12/12/26	250	239
	Lincoln National Corp.	3.800%	3/1/28	850	820
	Lincoln National Corp.	6.150%	4/7/36	24	27
	Lincoln National Corp.	6.300%	10/9/37	1,025	1,189
	Loews Corp.	2.625%	5/15/23	425	407
	Loews Corp.	3.750%	4/1/26	750	743
	Loews Corp.	6.000%	2/1/35	200	228
	Loews Corp.	4.125%	5/15/43	475	443

Manulife Financial Corp.	4.900%	9/17/20	475	489
Manulife Financial Corp.	4.150%	3/4/26	925	927
7 Manulife Financial Corp.	4.061%	2/24/32	760	722
Manulife Financial Corp.	5.375%	3/4/46	500	561
Markel Corp.	4.900%	7/1/22	575	586
Markel Corp.	3.500%	11/1/27	200	186
Markel Corp.	5.000%	4/5/46	350	357
Markel Corp.	4.300%	11/1/47	200	182
Marsh & McLennan Cos. Inc.	2.350%	3/6/20	500	493
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	420	432
Marsh & McLennan Cos. Inc.	2.750%	1/30/22	375	365
Marsh & McLennan Cos. Inc.	3.300%	3/14/23	222	217
Marsh & McLennan Cos. Inc.	4.050%	10/15/23	350	352
Marsh & McLennan Cos. Inc.	3.500%	3/10/25	2,225	2,163
Marsh & McLennan Cos. Inc.	3.750%	3/14/26	375	367
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	1,050	1,201
Marsh & McLennan Cos. Inc.	4.350%	1/30/47	200	192
Mercury General Corp.	4.400%	3/15/27	325	312
MetLife Inc.	4.750%	2/8/21	514	529
MetLife Inc.	3.048%	12/15/22	3,484	3,414
MetLife Inc.	4.368%	9/15/23	500	517
MetLife Inc.	3.600%	4/10/24	750	751
MetLife Inc.	3.000%	3/1/25	500	476
MetLife Inc.	6.500%	12/15/32	250	307
MetLife Inc.	6.375%	6/15/34	505	608
MetLife Inc.	5.700%	6/15/35	675	770
MetLife Inc.	5.875%	2/6/41	440	518
MetLife Inc.	4.125%	8/13/42	475	450
MetLife Inc.	4.875%	11/13/43	750	786
MetLife Inc.	4.721%	12/15/44	1,150	1,185
MetLife Inc.	4.050%	3/1/45	1,000	934
MetLife Inc.	4.600%	5/13/46	130	130
7 MetLife Inc.	6.400%	12/15/66	1,505	1,595
Old Republic International Corp.	4.875%	10/1/24	350	359
Old Republic International Corp.	3.875%	8/26/26	925	882
PartnerRe Finance B LLC	5.500%	6/1/20	1,050	1,080
Principal Financial Group Inc.	3.125%	5/15/23	200	194
Principal Financial Group Inc.	3.400%	5/15/25	1,500	1,449
Principal Financial Group Inc.	3.100%	11/15/26	300	277
Principal Financial Group Inc.	4.350%	5/15/43	125	118
Principal Financial Group Inc.	4.300%	11/15/46	350	335
7 Principal Financial Group Inc.	4.700%	5/15/55	925	927
Progressive Corp.	3.750%	8/23/21	445	448
Progressive Corp.	2.450%	1/15/27	350	317
Progressive Corp.	6.625%	3/1/29	150	179
Progressive Corp.	3.700%	1/26/45	250	225
Progressive Corp.	4.125%	4/15/47	1,500	1,459
Progressive Corp.	4.200%	3/15/48	550	543
Protective Life Corp.	7.375%	10/15/19	100	104
Prudential Financial Inc.	5.375%	6/21/20	1,430	1,481
Prudential Financial Inc.	4.500%	11/15/20	75	77
Prudential Financial Inc.	3.500%	5/15/24	450	449
Prudential Financial Inc.	5.750%	7/15/33	395	444
Prudential Financial Inc.	5.700%	12/14/36	505	574
Prudential Financial Inc.	6.625%	12/1/37	300	373
Prudential Financial Inc.	6.625%	6/21/40	250	311
7 Prudential Financial Inc.	5.875%	9/15/42	1,675	1,776

7 Prudential Financial Inc.	5.625%	6/15/43	1,275	1,329
Prudential Financial Inc.	5.100%	8/15/43	225	237
Prudential Financial Inc.	4.600%	5/15/44	1,500	1,504
7 Prudential Financial Inc.	5.375%	5/15/45	650	653
Prudential Financial Inc.	3.905%	12/7/47	1,282	1,151
7 Prudential Financial Inc.	5.700%	9/15/48	700	695
Prudential Financial Inc.	3.935%	12/7/49	385	346
Reinsurance Group of America Inc.	6.450%	11/15/19	275	284
Reinsurance Group of America Inc.	5.000%	6/1/21	1,200	1,243
Reinsurance Group of America Inc.	4.700%	9/15/23	250	257
Reinsurance Group of America Inc.	3.950%	9/15/26	100	96
RenaissanceRe Finance Inc.	3.450%	7/1/27	175	164
Sompo International Holdings Ltd.	4.700%	10/15/22	350	354
Sompo International Holdings Ltd.	7.000%	7/15/34	150	171
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	250	289
Torchmark Corp.	3.800%	9/15/22	200	199
Torchmark Corp.	4.550%	9/15/28	260	261
Transatlantic Holdings Inc.	8.000%	11/30/39	625	853
Travelers Cos. Inc.	3.900%	11/1/20	330	334
Travelers Cos. Inc.	6.750%	6/20/36	475	607
Travelers Cos. Inc.	6.250%	6/15/37	145	178
Travelers Cos. Inc.	5.350%	11/1/40	130	148
Travelers Cos. Inc.	4.600%	8/1/43	1,000	1,030
Travelers Cos. Inc.	4.300%	8/25/45	250	248
Travelers Cos. Inc.	4.000%	5/30/47	550	519
Travelers Cos. Inc.	4.050%	3/7/48	250	240
Trinity Acquisition plc	4.400%	3/15/26	600	595
UnitedHealth Group Inc.	2.300%	12/15/19	50	50
UnitedHealth Group Inc.	2.700%	7/15/20	950	944
UnitedHealth Group Inc.	1.950%	10/15/20	650	635
UnitedHealth Group Inc.	4.700%	2/15/21	165	170
UnitedHealth Group Inc.	3.150%	6/15/21	300	299
UnitedHealth Group Inc.	3.375%	11/15/21	1,580	1,584
UnitedHealth Group Inc.	2.875%	12/15/21	625	618
UnitedHealth Group Inc.	2.875%	3/15/22	525	516
UnitedHealth Group Inc.	3.350%	7/15/22	1,325	1,322
UnitedHealth Group Inc.	2.375%	10/15/22	1,100	1,053
UnitedHealth Group Inc.	2.750%	2/15/23	400	388
UnitedHealth Group Inc.	2.875%	3/15/23	1,330	1,295
UnitedHealth Group Inc.	3.500%	6/15/23	500	500
UnitedHealth Group Inc.	3.750%	7/15/25	2,750	2,754
UnitedHealth Group Inc.	3.100%	3/15/26	750	718
UnitedHealth Group Inc.	3.450%	1/15/27	600	588
UnitedHealth Group Inc.	3.375%	4/15/27	1,525	1,480
UnitedHealth Group Inc.	2.950%	10/15/27	400	374
UnitedHealth Group Inc.	3.850%	6/15/28	400	401
UnitedHealth Group Inc.	4.625%	7/15/35	300	320
UnitedHealth Group Inc.	6.500%	6/15/37	200	256
UnitedHealth Group Inc.	6.625%	11/15/37	325	423
UnitedHealth Group Inc.	6.875%	2/15/38	1,405	1,868
UnitedHealth Group Inc.	5.950%	2/15/41	240	290
UnitedHealth Group Inc.	4.625%	11/15/41	1,180	1,226
UnitedHealth Group Inc.	4.375%	3/15/42	325	330
UnitedHealth Group Inc.	3.950%	10/15/42	800	762
UnitedHealth Group Inc.	4.250%	3/15/43	75	75
UnitedHealth Group Inc.	4.750%	7/15/45	1,315	1,411
UnitedHealth Group Inc.	4.200%	1/15/47	775	765

UnitedHealth Group Inc.	4.250%	4/15/47	950	952
UnitedHealth Group Inc.	3.750%	10/15/47	600	558
UnitedHealth Group Inc.	4.250%	6/15/48	1,700	1,698
Unum Group	5.625%	9/15/20	50	52
Unum Group	3.000%	5/15/21	450	442
Unum Group	4.000%	3/15/24	200	197
Unum Group	5.750%	8/15/42	400	417
Voya Financial Inc.	3.125%	7/15/24	650	614
Voya Financial Inc.	3.650%	6/15/26	750	712
Voya Financial Inc.	5.700%	7/15/43	350	384
Voya Financial Inc.	4.800%	6/15/46	125	123
Willis North America Inc.	4.500%	9/15/28	500	498
Willis North America Inc.	5.050%	9/15/48	200	200
Willis Towers Watson plc	5.750%	3/15/21	265	277
WR Berkley Corp.	5.375%	9/15/20	50	52
WR Berkley Corp.	4.625%	3/15/22	225	231
WR Berkley Corp.	4.750%	8/1/44	300	289
XLIT Ltd.	5.750%	10/1/21	1,345	1,421
XLIT Ltd.	6.375%	11/15/24	100	111
XLIT Ltd.	4.450%	3/31/25	450	442
XLIT Ltd.	5.250%	12/15/43	100	106
XLIT Ltd.	5.500%	3/31/45	450	475

Other Finance (0.0%)
ORIX Corp.	2.900%	7/18/22	300	289
ORIX Corp.	3.250%	12/4/24	275	261
ORIX Corp.	3.700%	7/18/27	850	808

Real Estate Investment Trusts (0.3%)
Alexandria Real Estate Equities Inc.	2.750%	1/15/20	250	248
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	300	308
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	75	75
Alexandria Real Estate Equities Inc.	4.000%	1/15/24	325	326
Alexandria Real Estate Equities Inc.	3.450%	4/30/25	500	480
Alexandria Real Estate Equities Inc.	4.300%	1/15/26	300	298
Alexandria Real Estate Equities Inc.	3.950%	1/15/27	250	240
Alexandria Real Estate Equities Inc.	3.950%	1/15/28	350	336
Alexandria Real Estate Equities Inc.	4.500%	7/30/29	200	199
Alexandria Real Estate Equities Inc.	4.700%	7/1/30	500	504
American Campus Communities Operating
Partnership LP	3.350%	10/1/20	250	249
American Campus Communities Operating
Partnership LP	3.750%	4/15/23	225	222
American Campus Communities Operating
Partnership LP	4.125%	7/1/24	250	249
American Campus Communities Operating
Partnership LP	3.625%	11/15/27	300	282
AvalonBay Communities Inc.	2.850%	3/15/23	200	193
AvalonBay Communities Inc.	4.200%	12/15/23	175	179
AvalonBay Communities Inc.	3.500%	11/15/24	250	246
AvalonBay Communities Inc.	3.450%	6/1/25	425	415
AvalonBay Communities Inc.	2.950%	5/11/26	250	234
AvalonBay Communities Inc.	2.900%	10/15/26	50	47
AvalonBay Communities Inc.	3.350%	5/15/27	300	288
AvalonBay Communities Inc.	3.200%	1/15/28	350	333
AvalonBay Communities Inc.	4.350%	4/15/48	250	249
Boston Properties LP	5.625%	11/15/20	325	338

Boston Properties LP	4.125%	5/15/21	190	193
Boston Properties LP	3.850%	2/1/23	950	954
Boston Properties LP	3.125%	9/1/23	1,375	1,337
Boston Properties LP	3.200%	1/15/25	550	524
Boston Properties LP	2.750%	10/1/26	475	430
Brandywine Operating Partnership LP	3.950%	2/15/23	1,825	1,811
Brandywine Operating Partnership LP	3.950%	11/15/27	1,950	1,842
Brixmor Operating Partnership LP	3.875%	8/15/22	25	25
Brixmor Operating Partnership LP	3.650%	6/15/24	300	288
Brixmor Operating Partnership LP	3.850%	2/1/25	1,475	1,418
Brixmor Operating Partnership LP	4.125%	6/15/26	400	388
Brixmor Operating Partnership LP	3.900%	3/15/27	300	285
Columbia Property Trust Operating
Partnership LP	4.150%	4/1/25	100	97
Columbia Property Trust Operating
Partnership LP	3.650%	8/15/26	1,125	1,031
Corporate Office Properties LP	3.700%	6/15/21	200	197
Corporate Office Properties LP	3.600%	5/15/23	600	580
CubeSmart LP	4.375%	12/15/23	500	508
CubeSmart LP	4.000%	11/15/25	160	158
CubeSmart LP	3.125%	9/1/26	425	388
DDR Corp.	4.625%	7/15/22	675	688
DDR Corp.	4.250%	2/1/26	250	244
DDR Corp.	4.700%	6/1/27	2,500	2,506
Digital Realty Trust LP	5.250%	3/15/21	1,190	1,230
Digital Realty Trust LP	3.950%	7/1/22	900	905
Digital Realty Trust LP	3.625%	10/1/22	1,730	1,715
Digital Realty Trust LP	3.700%	8/15/27	400	380
Digital Realty Trust LP	4.450%	7/15/28	1,000	999
Duke Realty LP	3.625%	4/15/23	275	271
Duke Realty LP	3.250%	6/30/26	75	71
Duke Realty LP	3.375%	12/15/27	250	235
Duke Realty LP	4.000%	9/15/28	500	493
EPR Properties	5.750%	8/15/22	375	392
EPR Properties	5.250%	7/15/23	400	410
EPR Properties	4.500%	4/1/25	300	294
EPR Properties	4.750%	12/15/26	500	490
EPR Properties	4.950%	4/15/28	300	295
ERP Operating LP	4.750%	7/15/20	215	220
ERP Operating LP	4.625%	12/15/21	69	71
ERP Operating LP	3.000%	4/15/23	625	609
ERP Operating LP	3.375%	6/1/25	350	340
ERP Operating LP	2.850%	11/1/26	1,300	1,204
ERP Operating LP	3.500%	3/1/28	500	482
ERP Operating LP	4.500%	7/1/44	550	551
ERP Operating LP	4.500%	6/1/45	350	349
Essex Portfolio LP	5.200%	3/15/21	175	181
Essex Portfolio LP	3.250%	5/1/23	50	49
Essex Portfolio LP	3.500%	4/1/25	200	193
Essex Portfolio LP	3.375%	4/15/26	300	282
Essex Portfolio LP	3.625%	5/1/27	350	335
Essex Portfolio LP	4.500%	3/15/48	1,000	984
Federal Realty Investment Trust	2.750%	6/1/23	325	310
Federal Realty Investment Trust	3.250%	7/15/27	225	210
Federal Realty Investment Trust	4.500%	12/1/44	750	747
Government Properties Income Trust	4.000%	7/15/22	275	271
HCP Inc.	2.625%	2/1/20	1,800	1,784

HCP Inc.	3.150%	8/1/22	250	243
HCP Inc.	4.000%	12/1/22	2,135	2,138
HCP Inc.	4.250%	11/15/23	650	652
HCP Inc.	3.400%	2/1/25	400	379
HCP Inc.	6.750%	2/1/41	175	216
Healthcare Realty Trust Inc.	3.625%	1/15/28	300	279
Healthcare Trust of America Holdings LP	3.375%	7/15/21	175	174
Healthcare Trust of America Holdings LP	2.950%	7/1/22	300	289
Healthcare Trust of America Holdings LP	3.700%	4/15/23	100	98
Healthcare Trust of America Holdings LP	3.500%	8/1/26	475	443
Healthcare Trust of America Holdings LP	3.750%	7/1/27	250	235
Highwoods Realty LP	3.200%	6/15/21	500	491
Highwoods Realty LP	4.125%	3/15/28	850	827
Hospitality Properties Trust	4.500%	6/15/23	524	524
Hospitality Properties Trust	4.650%	3/15/24	200	198
Hospitality Properties Trust	4.500%	3/15/25	125	122
Hospitality Properties Trust	5.250%	2/15/26	225	227
Hospitality Properties Trust	4.950%	2/15/27	325	318
Hospitality Properties Trust	3.950%	1/15/28	500	453
Hospitality Properties Trust	4.375%	2/15/30	1,375	1,265
Host Hotels & Resorts LP	6.000%	10/1/21	1,100	1,159
Host Hotels & Resorts LP	5.250%	3/15/22	500	515
Host Hotels & Resorts LP	3.750%	10/15/23	240	235
Host Hotels & Resorts LP	3.875%	4/1/24	300	292
Host Hotels & Resorts LP	4.000%	6/15/25	175	170
Hudson Pacific Properties LP	3.950%	11/1/27	250	233
Kilroy Realty LP	3.800%	1/15/23	250	248
Kilroy Realty LP	3.450%	12/15/24	850	812
Kimco Realty Corp.	3.200%	5/1/21	500	495
Kimco Realty Corp.	3.125%	6/1/23	550	530
Kimco Realty Corp.	2.800%	10/1/26	1,294	1,154
Kimco Realty Corp.	3.800%	4/1/27	300	286
Kimco Realty Corp.	4.450%	9/1/47	250	229
Kite Realty Group LP	4.000%	10/1/26	725	661
Liberty Property LP	3.375%	6/15/23	575	561
Liberty Property LP	4.400%	2/15/24	325	325
Liberty Property LP	3.750%	4/1/25	975	950
Life Storage LP	3.500%	7/1/26	1,375	1,276
Life Storage LP	3.875%	12/15/27	100	94
Mid-America Apartments LP	4.300%	10/15/23	350	354
Mid-America Apartments LP	3.750%	6/15/24	325	317
Mid-America Apartments LP	3.600%	6/1/27	1,000	957
National Retail Properties Inc.	5.500%	7/15/21	50	53
National Retail Properties Inc.	3.800%	10/15/22	500	499
National Retail Properties Inc.	3.900%	6/15/24	275	271
National Retail Properties Inc.	4.000%	11/15/25	450	442
National Retail Properties Inc.	3.500%	10/15/27	800	749
National Retail Properties Inc.	4.300%	10/15/28	300	298
National Retail Properties Inc.	4.800%	10/15/48	250	252
Omega Healthcare Investors Inc.	4.375%	8/1/23	1,775	1,759
Omega Healthcare Investors Inc.	4.950%	4/1/24	275	278
Omega Healthcare Investors Inc.	4.500%	1/15/25	175	172
Omega Healthcare Investors Inc.	5.250%	1/15/26	525	532
Omega Healthcare Investors Inc.	4.500%	4/1/27	1,000	959
Omega Healthcare Investors Inc.	4.750%	1/15/28	300	292
Physicians Realty LP	4.300%	3/15/27	350	337
Physicians Realty LP	3.950%	1/15/28	300	280

Piedmont Operating Partnership LP	3.400%	6/1/23	300	288
Piedmont Operating Partnership LP	4.450%	3/15/24	275	272
Prologis LP	3.875%	9/15/28	300	301
Prologis LP	4.375%	9/15/48	300	303
Public Storage	2.370%	9/15/22	250	240
Public Storage	3.094%	9/15/27	300	280
Realty Income Corp.	3.250%	10/15/22	1,300	1,284
Realty Income Corp.	3.875%	7/15/24	250	249
Realty Income Corp.	3.875%	4/15/25	200	199
Realty Income Corp.	4.125%	10/15/26	775	775
Realty Income Corp.	3.000%	1/15/27	400	369
Realty Income Corp.	3.650%	1/15/28	790	764
Realty Income Corp.	4.650%	3/15/47	820	824
Regency Centers LP	3.600%	2/1/27	340	323
Regency Centers LP	4.125%	3/15/28	250	246
Regency Centers LP	4.400%	2/1/47	400	378
Sabra Health Care LP	5.125%	8/15/26	100	98
Select Income REIT	4.150%	2/1/22	225	222
Select Income REIT	4.250%	5/15/24	500	478
Select Income REIT	4.500%	2/1/25	250	240
Senior Housing Properties Trust	4.750%	2/15/28	200	193
Simon Property Group LP	4.375%	3/1/21	555	568
Simon Property Group LP	4.125%	12/1/21	525	535
Simon Property Group LP	2.350%	1/30/22	500	482
Simon Property Group LP	3.375%	3/15/22	250	248
Simon Property Group LP	2.625%	6/15/22	750	726
Simon Property Group LP	2.750%	2/1/23	400	386
Simon Property Group LP	2.750%	6/1/23	5,400	5,201
Simon Property Group LP	3.750%	2/1/24	500	500
Simon Property Group LP	3.500%	9/1/25	200	195
Simon Property Group LP	3.300%	1/15/26	195	187
Simon Property Group LP	3.250%	11/30/26	300	285
Simon Property Group LP	3.375%	6/15/27	820	785
Simon Property Group LP	3.375%	12/1/27	1,000	953
Simon Property Group LP	6.750%	2/1/40	300	389
Simon Property Group LP	4.750%	3/15/42	350	366
Simon Property Group LP	4.250%	11/30/46	500	487
SL Green Operating Partnership LP	3.250%	10/15/22	350	340
STORE Capital Corp.	4.500%	3/15/28	300	293
Tanger Properties LP	3.750%	12/1/24	200	191
Tanger Properties LP	3.125%	9/1/26	375	336
Tanger Properties LP	3.875%	7/15/27	250	234
UDR Inc.	3.700%	10/1/20	150	150
UDR Inc.	4.625%	1/10/22	2,575	2,632
UDR Inc.	2.950%	9/1/26	600	550
UDR Inc.	3.500%	7/1/27	150	142
UDR Inc.	3.500%	1/15/28	50	47
Ventas Realty LP	3.100%	1/15/23	1,243	1,204
Ventas Realty LP	3.125%	6/15/23	1,240	1,197
Ventas Realty LP	3.750%	5/1/24	200	196
Ventas Realty LP	3.850%	4/1/27	275	264
Ventas Realty LP	5.700%	9/30/43	325	353
Ventas Realty LP	4.375%	2/1/45	250	227
Ventas Realty LP / Ventas Capital Corp.	2.700%	4/1/20	25	25
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	140	142
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	500	491
VEREIT Operating Partnership LP	4.125%	6/1/21	325	328

VEREIT Operating Partnership LP	4.600%	2/6/24	375	377
VEREIT Operating Partnership LP	4.875%	6/1/26	1,350	1,364
VEREIT Operating Partnership LP	3.950%	8/15/27	450	423
Vornado Realty LP	5.000%	1/15/22	100	104
Vornado Realty LP	3.500%	1/15/25	425	407
Washington Prime Group LP	3.850%	4/1/20	200	199
Washington Prime Group LP	5.950%	8/15/24	100	95
Washington REIT	4.950%	10/1/20	125	127
Washington REIT	3.950%	10/15/22	100	100
Weingarten Realty Investors	3.375%	10/15/22	200	196
Weingarten Realty Investors	3.500%	4/15/23	275	269
Weingarten Realty Investors	4.450%	1/15/24	75	76
Welltower Inc.	4.950%	1/15/21	750	769
Welltower Inc.	5.250%	1/15/22	2,401	2,502
Welltower Inc.	3.750%	3/15/23	1,985	1,971
Welltower Inc.	4.500%	1/15/24	125	127
Welltower Inc.	4.000%	6/1/25	1,125	1,109
Welltower Inc.	4.250%	4/1/26	450	448
Welltower Inc.	4.250%	4/15/28	250	246
Welltower Inc.	6.500%	3/15/41	200	236
Welltower Inc.	4.950%	9/1/48	400	400
WP Carey Inc.	4.600%	4/1/24	300	303
WP Carey Inc.	4.000%	2/1/25	200	195
WP Carey Inc.	4.250%	10/1/26	300	290
				1,374,830
Industrial (6.5%)
Basic Industry (0.3%)
Air Products & Chemicals Inc.	3.000%	11/3/21	190	189
Air Products & Chemicals Inc.	2.750%	2/3/23	200	195
Air Products & Chemicals Inc.	3.350%	7/31/24	2,800	2,751
Airgas Inc.	3.650%	7/15/24	1,050	1,052
Albemarle Corp.	4.150%	12/1/24	300	302
Albemarle Corp.	5.450%	12/1/44	325	339
ArcelorMittal	5.125%	6/1/20	200	205
ArcelorMittal	6.250%	2/25/22	100	107
Barrick Gold Corp.	5.250%	4/1/42	500	520
Barrick North America Finance LLC	5.700%	5/30/41	750	816
Barrick North America Finance LLC	5.750%	5/1/43	750	827
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	675	743
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	802	787
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	475	482
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	1,200	1,180
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	2,150	2,383
Braskem Finance Ltd.	6.450%	2/3/24	200	213
Cabot Corp.	3.700%	7/15/22	50	50
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	1,400	1,428
Celulosa Arauco y Constitucion SA	3.875%	11/2/27	500	470
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	850	830
Domtar Corp.	6.750%	2/15/44	400	414
Dow Chemical Co.	4.250%	11/15/20	1,630	1,660
Dow Chemical Co.	4.125%	11/15/21	2,035	2,078
Dow Chemical Co.	3.000%	11/15/22	700	682
Dow Chemical Co.	3.500%	10/1/24	600	587
Dow Chemical Co.	7.375%	11/1/29	100	125
Dow Chemical Co.	4.250%	10/1/34	350	335
Dow Chemical Co.	9.400%	5/15/39	960	1,461
Dow Chemical Co.	5.250%	11/15/41	375	398

Dow Chemical Co.	4.375%	11/15/42	1,300	1,230
Dow Chemical Co.	4.625%	10/1/44	500	487
Eastman Chemical Co.	5.500%	11/15/19	1,100	1,126
Eastman Chemical Co.	2.700%	1/15/20	400	398
Eastman Chemical Co.	3.600%	8/15/22	317	317
Eastman Chemical Co.	4.800%	9/1/42	400	395
Eastman Chemical Co.	4.650%	10/15/44	1,000	966
Ecolab Inc.	2.250%	1/12/20	200	197
Ecolab Inc.	4.350%	12/8/21	378	390
Ecolab Inc.	2.375%	8/10/22	400	383
Ecolab Inc.	3.250%	1/14/23	393	389
Ecolab Inc.	2.700%	11/1/26	600	555
Ecolab Inc.	3.250%	12/1/27	400	386
Ecolab Inc.	5.500%	12/8/41	85	99
Ecolab Inc.	3.950%	12/1/47	693	657
EI du Pont de Nemours & Co.	4.625%	1/15/20	300	306
EI du Pont de Nemours & Co.	2.200%	5/1/20	1,000	987
EI du Pont de Nemours & Co.	3.625%	1/15/21	1,370	1,380
EI du Pont de Nemours & Co.	4.250%	4/1/21	350	358
EI du Pont de Nemours & Co.	2.800%	2/15/23	75	73
EI du Pont de Nemours & Co.	6.500%	1/15/28	500	586
EI du Pont de Nemours & Co.	4.900%	1/15/41	425	433
EI du Pont de Nemours & Co.	4.150%	2/15/43	625	576
Fibria Overseas Finance Ltd.	5.250%	5/12/24	1,100	1,104
Fibria Overseas Finance Ltd.	4.000%	1/14/25	450	414
FMC Corp.	3.950%	2/1/22	150	151
FMC Corp.	4.100%	2/1/24	750	750
Georgia-Pacific LLC	8.875%	5/15/31	1,200	1,733
Goldcorp Inc.	3.625%	6/9/21	700	696
Goldcorp Inc.	3.700%	3/15/23	2,825	2,787
Goldcorp Inc.	5.450%	6/9/44	1,050	1,087
International Flavors & Fragrances Inc.	3.400%	9/25/20	250	250
International Flavors & Fragrances Inc.	3.200%	5/1/23	100	97
International Flavors & Fragrances Inc.	4.450%	9/26/28	215	216
International Flavors & Fragrances Inc.	4.375%	6/1/47	550	502
International Flavors & Fragrances Inc.	5.000%	9/26/48	500	505
International Paper Co.	7.500%	8/15/21	617	679
International Paper Co.	4.750%	2/15/22	1,888	1,949
International Paper Co.	3.650%	6/15/24	400	395
International Paper Co.	3.800%	1/15/26	350	343
International Paper Co.	3.000%	2/15/27	1,500	1,376
International Paper Co.	5.000%	9/15/35	150	152
International Paper Co.	7.300%	11/15/39	805	1,011
International Paper Co.	6.000%	11/15/41	300	333
International Paper Co.	4.800%	6/15/44	500	485
International Paper Co.	5.150%	5/15/46	625	642
International Paper Co.	4.400%	8/15/47	1,050	967
International Paper Co.	4.350%	8/15/48	175	159
Kinross Gold Corp.	5.125%	9/1/21	200	205
Kinross Gold Corp.	5.950%	3/15/24	400	411
Kinross Gold Corp.	4.500%	7/15/27	100	90
LYB International Finance BV	4.000%	7/15/23	500	499
LYB International Finance BV	5.250%	7/15/43	500	510
LYB International Finance BV	4.875%	3/15/44	650	633
LYB International Finance II BV	3.500%	3/2/27	400	375
LyondellBasell Industries NV	6.000%	11/15/21	3,175	3,369
LyondellBasell Industries NV	4.625%	2/26/55	950	854

Meadwestvaco Corp.	7.950%	2/15/31	1,225	1,580
Methanex Corp.	5.650%	12/1/44	200	189
Mosaic Co.	3.750%	11/15/21	865	864
Mosaic Co.	3.250%	11/15/22	650	636
Mosaic Co.	4.250%	11/15/23	1,500	1,515
Mosaic Co.	4.050%	11/15/27	550	532
Mosaic Co.	5.450%	11/15/33	100	103
Mosaic Co.	4.875%	11/15/41	130	120
Mosaic Co.	5.625%	11/15/43	325	333
Newmont Mining Corp.	5.125%	10/1/19	475	484
Newmont Mining Corp.	5.875%	4/1/35	325	361
Newmont Mining Corp.	6.250%	10/1/39	500	566
Newmont Mining Corp.	4.875%	3/15/42	950	922
Nucor Corp.	4.125%	9/15/22	200	204
Nucor Corp.	4.000%	8/1/23	325	330
Nucor Corp.	6.400%	12/1/37	1,325	1,613
Nucor Corp.	5.200%	8/1/43	400	432
Nucor Corp.	4.400%	5/1/48	500	488
Nutrien Ltd.	4.875%	3/30/20	1,210	1,234
Nutrien Ltd.	3.150%	10/1/22	410	398
Nutrien Ltd.	3.500%	6/1/23	275	269
Nutrien Ltd.	3.375%	3/15/25	550	521
Nutrien Ltd.	3.000%	4/1/25	250	230
Nutrien Ltd.	4.000%	12/15/26	300	289
Nutrien Ltd.	4.125%	3/15/35	1,250	1,127
Nutrien Ltd.	5.875%	12/1/36	300	326
Nutrien Ltd.	5.625%	12/1/40	385	407
Nutrien Ltd.	4.900%	6/1/43	125	123
Nutrien Ltd.	5.250%	1/15/45	750	777
Packaging Corp. of America	2.450%	12/15/20	400	392
Packaging Corp. of America	3.900%	6/15/22	275	277
Packaging Corp. of America	4.500%	11/1/23	425	437
Packaging Corp. of America	3.650%	9/15/24	500	492
Packaging Corp. of America	3.400%	12/15/27	400	376
Placer Dome Inc.	6.450%	10/15/35	375	435
PPG Industries Inc.	2.300%	11/15/19	700	693
PPG Industries Inc.	3.600%	11/15/20	27	27
Praxair Inc.	4.050%	3/15/21	825	840
Praxair Inc.	3.000%	9/1/21	325	321
Praxair Inc.	2.450%	2/15/22	3,275	3,184
Praxair Inc.	2.650%	2/5/25	500	473
Praxair Inc.	3.550%	11/7/42	300	277
Rayonier Inc.	3.750%	4/1/22	125	124
Reliance Steel & Aluminum Co.	4.500%	4/15/23	360	364
Rio Tinto Alcan Inc.	6.125%	12/15/33	325	389
Rio Tinto Alcan Inc.	5.750%	6/1/35	450	516
Rio Tinto Finance USA Ltd.	3.750%	6/15/25	3,200	3,210
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	281
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	565	631
Rio Tinto Finance USA plc	4.750%	3/22/42	625	661
Rio Tinto Finance USA plc	4.125%	8/21/42	1,000	976
Rohm & Haas Co.	7.850%	7/15/29	300	382
RPM International Inc.	6.125%	10/15/19	75	77
RPM International Inc.	3.450%	11/15/22	250	246
RPM International Inc.	3.750%	3/15/27	150	142
RPM International Inc.	5.250%	6/1/45	50	51
RPM International Inc.	4.250%	1/15/48	1,200	1,054

	SASOL Financing USA LLC	6.500%	9/27/28	625	634
	Sherwin-Williams Co.	2.250%	5/15/20	300	295
	Sherwin-Williams Co.	4.200%	1/15/22	25	25
	Sherwin-Williams Co.	2.750%	6/1/22	950	921
	Sherwin-Williams Co.	3.125%	6/1/24	400	384
	Sherwin-Williams Co.	3.450%	8/1/25	900	855
	Sherwin-Williams Co.	3.950%	1/15/26	600	595
	Sherwin-Williams Co.	3.450%	6/1/27	300	285
	Sherwin-Williams Co.	4.550%	8/1/45	270	259
	Sherwin-Williams Co.	4.500%	6/1/47	1,050	1,007
	Southern Copper Corp.	5.375%	4/16/20	200	207
	Southern Copper Corp.	3.500%	11/8/22	1,600	1,578
	Southern Copper Corp.	3.875%	4/23/25	650	633
	Southern Copper Corp.	7.500%	7/27/35	425	525
	Southern Copper Corp.	6.750%	4/16/40	250	295
	Southern Copper Corp.	5.875%	4/23/45	2,705	2,947
12	Suzano Austria GmbH	6.000%	1/15/29	750	752
	Vale Canada Ltd.	7.200%	9/15/32	100	109
	Vale Overseas Ltd.	5.875%	6/10/21	1,200	1,262
	Vale Overseas Ltd.	4.375%	1/11/22	1,479	1,490
	Vale Overseas Ltd.	6.250%	8/10/26	700	767
	Vale Overseas Ltd.	8.250%	1/17/34	375	475
	Vale Overseas Ltd.	6.875%	11/21/36	1,585	1,841
	Vale Overseas Ltd.	6.875%	11/10/39	1,410	1,651
	Vale SA	5.625%	9/11/42	923	947
	Westlake Chemical Corp.	3.600%	8/15/26	2,200	2,067
	Westlake Chemical Corp.	5.000%	8/15/46	600	589
12	WestRock Co.	3.000%	9/15/24	525	494
12	WestRock Co.	3.375%	9/15/27	425	395
	Westrock MWV LLC	8.200%	1/15/30	500	647
	WestRock RKT Co.	3.500%	3/1/20	1,725	1,723
	WestRock RKT Co.	4.900%	3/1/22	250	259
	Weyerhaeuser Co.	7.375%	10/1/19	1,075	1,119
	Weyerhaeuser Co.	4.700%	3/15/21	275	282
	Weyerhaeuser Co.	8.500%	1/15/25	150	182
	Weyerhaeuser Co.	7.375%	3/15/32	625	790
	Weyerhaeuser Co.	6.875%	12/15/33	125	152
	Yamana Gold Inc.	4.950%	7/15/24	640	632
	Yamana Gold Inc.	4.625%	12/15/27	150	140

	Capital Goods (0.6%)
	3M Co.	2.000%	8/7/20	325	319
	3M Co.	1.625%	9/19/21	450	430
	3M Co.	2.250%	3/15/23	1,325	1,270
	3M Co.	3.000%	8/7/25	350	340
	3M Co.	2.250%	9/19/26	800	727
	3M Co.	2.875%	10/15/27	525	496
	3M Co.	3.125%	9/19/46	500	425
	3M Co.	3.625%	10/15/47	450	420
	ABB Finance USA Inc.	2.800%	4/3/20	200	199
	ABB Finance USA Inc.	2.875%	5/8/22	375	367
	ABB Finance USA Inc.	3.375%	4/3/23	250	249
	ABB Finance USA Inc.	3.800%	4/3/28	300	300
	ABB Finance USA Inc.	4.375%	5/8/42	150	152
	Acuity Brands Lighting Inc.	6.000%	12/15/19	200	206
	Allegion US Holding Co. Inc.	3.200%	10/1/24	100	94
	Allegion US Holding Co. Inc.	3.550%	10/1/27	325	295

Bemis Co. Inc.	3.100%	9/15/26	300	273
Boeing Capital Corp.	4.700%	10/27/19	125	127
Boeing Co.	4.875%	2/15/20	525	538
Boeing Co.	1.650%	10/30/20	350	341
Boeing Co.	2.125%	3/1/22	800	772
Boeing Co.	2.800%	3/1/23	250	245
Boeing Co.	1.875%	6/15/23	400	374
Boeing Co.	2.850%	10/30/24	200	192
Boeing Co.	2.600%	10/30/25	1,300	1,216
Boeing Co.	2.250%	6/15/26	250	227
Boeing Co.	2.800%	3/1/27	200	188
Boeing Co.	3.250%	3/1/28	275	268
Boeing Co.	6.625%	2/15/38	100	131
Boeing Co.	6.875%	3/15/39	2,485	3,383
Boeing Co.	5.875%	2/15/40	545	673
Boeing Co.	3.375%	6/15/46	450	397
Boeing Co.	3.650%	3/1/47	300	276
Boeing Co.	3.625%	3/1/48	350	326
Carlisle Cos. Inc.	3.750%	11/15/22	175	173
Carlisle Cos. Inc.	3.500%	12/1/24	150	144
Carlisle Cos. Inc.	3.750%	12/1/27	1,150	1,090
Caterpillar Financial Services Corp.	2.000%	11/29/19	1,200	1,185
Caterpillar Financial Services Corp.	2.250%	12/1/19	300	297
Caterpillar Financial Services Corp.	2.100%	1/10/20	900	888
Caterpillar Financial Services Corp.	2.000%	3/5/20	750	737
Caterpillar Financial Services Corp.	1.850%	9/4/20	1,300	1,265
Caterpillar Financial Services Corp.	2.500%	11/13/20	500	492
Caterpillar Financial Services Corp.	2.900%	3/15/21	800	794
Caterpillar Financial Services Corp.	1.700%	8/9/21	800	768
Caterpillar Financial Services Corp.	2.750%	8/20/21	200	197
Caterpillar Financial Services Corp.	3.150%	9/7/21	900	899
Caterpillar Financial Services Corp.	1.931%	10/1/21	875	841
Caterpillar Financial Services Corp.	2.400%	6/6/22	700	679
Caterpillar Financial Services Corp.	2.550%	11/29/22	1,000	968
Caterpillar Financial Services Corp.	3.450%	5/15/23	1,400	1,400
Caterpillar Financial Services Corp.	3.300%	6/9/24	730	724
Caterpillar Financial Services Corp.	3.250%	12/1/24	700	689
Caterpillar Financial Services Corp.	2.400%	8/9/26	200	181
Caterpillar Inc.	3.900%	5/27/21	720	732
Caterpillar Inc.	2.600%	6/26/22	125	122
Caterpillar Inc.	3.400%	5/15/24	750	749
Caterpillar Inc.	6.050%	8/15/36	720	879
Caterpillar Inc.	5.200%	5/27/41	500	570
Caterpillar Inc.	3.803%	8/15/42	829	789
Caterpillar Inc.	4.300%	5/15/44	1,000	1,027
CNH Industrial Capital LLC	4.375%	11/6/20	200	202
CNH Industrial Capital LLC	4.375%	4/5/22	150	152
CNH Industrial Capital LLC	4.200%	1/15/24	1,500	1,493
CNH Industrial NV	3.850%	11/15/27	800	759
Crane Co.	4.450%	12/15/23	400	409
Crane Co.	4.200%	3/15/48	500	461
CRH America Inc.	5.750%	1/15/21	985	1,029
Deere & Co.	2.600%	6/8/22	700	683
Deere & Co.	5.375%	10/16/29	455	515
Deere & Co.	7.125%	3/3/31	400	511
Deere & Co.	3.900%	6/9/42	1,000	974
Dover Corp.	4.300%	3/1/21	145	148

	Dover Corp.	6.600%	3/15/38	350	432
	Dover Corp.	5.375%	3/1/41	480	528
	Eaton Corp.	2.750%	11/2/22	1,075	1,043
	Eaton Corp.	3.103%	9/15/27	500	466
	Eaton Corp.	4.000%	11/2/32	665	662
	Eaton Corp.	4.150%	11/2/42	75	71
	Eaton Corp.	3.915%	9/15/47	300	272
	Embraer Netherlands Finance BV	5.050%	6/15/25	650	651
	Embraer Netherlands Finance BV	5.400%	2/1/27	500	508
12	Embraer Overseas Ltd.	5.696%	9/16/23	350	361
	Embraer SA	5.150%	6/15/22	900	931
	Emerson Electric Co.	4.875%	10/15/19	125	127
	Emerson Electric Co.	4.250%	11/15/20	25	25
	Emerson Electric Co.	2.625%	12/1/21	450	444
	Emerson Electric Co.	2.625%	2/15/23	300	289
	Emerson Electric Co.	3.150%	6/1/25	450	435
	Emerson Electric Co.	5.250%	11/15/39	135	152
	FLIR Systems Inc.	3.125%	6/15/21	200	196
	Flowserve Corp.	3.500%	9/15/22	225	219
	Flowserve Corp.	4.000%	11/15/23	375	371
	Fortive Corp.	2.350%	6/15/21	700	678
	Fortive Corp.	3.150%	6/15/26	585	545
	Fortive Corp.	4.300%	6/15/46	475	451
	Fortune Brands Home & Security Inc.	3.000%	6/15/20	275	272
	Fortune Brands Home & Security Inc.	4.000%	9/21/23	600	602
	Fortune Brands Home & Security Inc.	4.000%	6/15/25	250	246
	General Dynamics Corp.	2.875%	5/11/20	500	499
	General Dynamics Corp.	3.000%	5/11/21	1,400	1,393
	General Dynamics Corp.	3.875%	7/15/21	250	254
	General Dynamics Corp.	2.250%	11/15/22	900	860
	General Dynamics Corp.	3.375%	5/15/23	1,300	1,297
	General Dynamics Corp.	1.875%	8/15/23	500	466
	General Dynamics Corp.	2.375%	11/15/24	500	467
	General Dynamics Corp.	3.500%	5/15/25	3,000	2,996
	General Dynamics Corp.	2.125%	8/15/26	350	313
	General Dynamics Corp.	2.625%	11/15/27	500	458
	General Dynamics Corp.	3.750%	5/15/28	2,300	2,308
	General Dynamics Corp.	3.600%	11/15/42	625	588
	General Electric Co.	2.100%	12/11/19	100	99
	General Electric Co.	5.500%	1/8/20	939	963
	General Electric Co.	2.200%	1/9/20	644	635
	General Electric Co.	5.550%	5/4/20	680	702
	General Electric Co.	4.375%	9/16/20	806	821
	General Electric Co.	4.625%	1/7/21	490	505
	General Electric Co.	5.300%	2/11/21	1,114	1,160
	General Electric Co.	4.650%	10/17/21	1,369	1,419
	General Electric Co.	3.150%	9/7/22	318	314
	General Electric Co.	2.700%	10/9/22	2,100	2,029
	General Electric Co.	3.100%	1/9/23	4,149	4,060
	General Electric Co.	3.375%	3/11/24	500	490
	General Electric Co.	3.450%	5/15/24	1,863	1,826
	General Electric Co.	6.750%	3/15/32	2,185	2,642
	General Electric Co.	6.150%	8/7/37	673	781
	General Electric Co.	5.875%	1/14/38	2,337	2,610
	General Electric Co.	6.875%	1/10/39	1,655	2,064
	General Electric Co.	4.125%	10/9/42	2,150	1,931
	General Electric Co.	4.500%	3/11/44	1,825	1,722

Harris Corp.	2.700%	4/27/20	250	247
Harris Corp.	3.832%	4/27/25	550	537
Harris Corp.	4.854%	4/27/35	350	358
Harris Corp.	6.150%	12/15/40	125	147
Harris Corp.	5.054%	4/27/45	325	339
Honeywell International Inc.	1.400%	10/30/19	475	468
Honeywell International Inc.	4.250%	3/1/21	805	827
Honeywell International Inc.	1.850%	11/1/21	750	719
Honeywell International Inc.	3.350%	12/1/23	1,175	1,173
Honeywell International Inc.	2.500%	11/1/26	50	46
Honeywell International Inc.	5.700%	3/15/36	300	357
Honeywell International Inc.	5.700%	3/15/37	305	367
Honeywell International Inc.	5.375%	3/1/41	1,355	1,572
Hubbell Inc.	3.350%	3/1/26	300	284
Hubbell Inc.	3.150%	8/15/27	275	252
Hubbell Inc.	3.500%	2/15/28	400	375
Huntington Ingalls Industries Inc.	3.483%	12/1/27	1,500	1,404
Illinois Tool Works Inc.	3.375%	9/15/21	105	105
Illinois Tool Works Inc.	3.500%	3/1/24	505	509
Illinois Tool Works Inc.	2.650%	11/15/26	1,400	1,294
Illinois Tool Works Inc.	4.875%	9/15/41	305	334
Illinois Tool Works Inc.	3.900%	9/1/42	1,825	1,789
Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	1,900	1,945
Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	325	373
Ingersoll-Rand Luxembourg Finance SA	3.550%	11/1/24	350	342
Ingersoll-Rand Luxembourg Finance SA	4.650%	11/1/44	150	149
John Deere Capital Corp.	1.250%	10/9/19	2,300	2,258
John Deere Capital Corp.	1.700%	1/15/20	1,975	1,940
John Deere Capital Corp.	2.050%	3/10/20	750	740
John Deere Capital Corp.	2.200%	3/13/20	300	296
John Deere Capital Corp.	1.950%	6/22/20	400	393
John Deere Capital Corp.	2.450%	9/11/20	275	271
John Deere Capital Corp.	2.875%	3/12/21	550	545
John Deere Capital Corp.	3.900%	7/12/21	125	127
John Deere Capital Corp.	3.125%	9/10/21	500	498
John Deere Capital Corp.	3.150%	10/15/21	305	304
John Deere Capital Corp.	2.650%	1/6/22	450	440
John Deere Capital Corp.	2.750%	3/15/22	75	74
John Deere Capital Corp.	2.150%	9/8/22	550	524
John Deere Capital Corp.	2.700%	1/6/23	425	412
John Deere Capital Corp.	2.800%	1/27/23	275	267
John Deere Capital Corp.	2.800%	3/6/23	1,500	1,462
John Deere Capital Corp.	3.450%	6/7/23	200	200
John Deere Capital Corp.	3.350%	6/12/24	700	689
John Deere Capital Corp.	3.450%	3/13/25	1,225	1,211
John Deere Capital Corp.	3.400%	9/11/25	325	318
John Deere Capital Corp.	2.650%	6/10/26	300	278
John Deere Capital Corp.	2.800%	9/8/27	250	231
John Deere Capital Corp.	3.050%	1/6/28	600	568
Johnson Controls International plc	5.000%	3/30/20	200	204
Johnson Controls International plc	4.250%	3/1/21	345	350
Johnson Controls International plc	3.750%	12/1/21	175	176
Johnson Controls International plc	3.625%	7/2/24	300	296
Johnson Controls International plc	3.900%	2/14/26	600	590
Johnson Controls International plc	6.000%	1/15/36	275	312
Johnson Controls International plc	5.700%	3/1/41	355	376
Johnson Controls International plc	4.625%	7/2/44	300	294

	Johnson Controls International plc	5.125%	9/14/45	1,400	1,452
	Johnson Controls International plc	4.500%	2/15/47	700	666
	Johnson Controls International plc	4.950%	7/2/64	400	386
	Kennametal Inc.	3.875%	2/15/22	125	124
	Kennametal Inc.	4.625%	6/15/28	1,000	995
	L3 Technologies Inc.	4.950%	2/15/21	575	591
	L3 Technologies Inc.	3.850%	6/15/23	775	775
	L3 Technologies Inc.	3.950%	5/28/24	270	267
	L3 Technologies Inc.	3.850%	12/15/26	200	193
	L3 Technologies Inc.	4.400%	6/15/28	750	746
	Lafarge SA	7.125%	7/15/36	300	363
	Leggett & Platt Inc.	3.800%	11/15/24	550	537
	Leggett & Platt Inc.	3.500%	11/15/27	700	654
	Legrand France SA	8.500%	2/15/25	250	306
	Lennox International Inc.	3.000%	11/15/23	100	95
	Lockheed Martin Corp.	4.250%	11/15/19	655	663
	Lockheed Martin Corp.	2.500%	11/23/20	655	646
	Lockheed Martin Corp.	3.350%	9/15/21	875	876
	Lockheed Martin Corp.	3.100%	1/15/23	270	266
	Lockheed Martin Corp.	2.900%	3/1/25	375	357
	Lockheed Martin Corp.	3.550%	1/15/26	1,200	1,185
	Lockheed Martin Corp.	3.600%	3/1/35	550	514
	Lockheed Martin Corp.	4.500%	5/15/36	350	363
	Lockheed Martin Corp.	6.150%	9/1/36	1,715	2,079
	Lockheed Martin Corp.	5.720%	6/1/40	316	372
	Lockheed Martin Corp.	3.800%	3/1/45	100	92
	Lockheed Martin Corp.	4.700%	5/15/46	1,700	1,812
	Lockheed Martin Corp.	4.090%	9/15/52	447	425
	Martin Marietta Materials Inc.	3.450%	6/1/27	500	459
	Martin Marietta Materials Inc.	3.500%	12/15/27	425	392
	Martin Marietta Materials Inc.	4.250%	12/15/47	600	513
	Masco Corp.	7.125%	3/15/20	45	47
	Masco Corp.	3.500%	4/1/21	300	298
	Masco Corp.	5.950%	3/15/22	228	243
	Masco Corp.	4.450%	4/1/25	550	555
	Masco Corp.	4.375%	4/1/26	400	398
	Masco Corp.	3.500%	11/15/27	100	92
	Masco Corp.	7.750%	8/1/29	94	112
	Masco Corp.	4.500%	5/15/47	375	321
	Mohawk Industries Inc.	3.850%	2/1/23	550	550
	Northrop Grumman Corp.	2.080%	10/15/20	800	781
	Northrop Grumman Corp.	3.500%	3/15/21	125	126
	Northrop Grumman Corp.	2.550%	10/15/22	1,500	1,440
	Northrop Grumman Corp.	3.250%	8/1/23	500	490
	Northrop Grumman Corp.	2.930%	1/15/25	1,300	1,234
	Northrop Grumman Corp.	3.200%	2/1/27	700	660
	Northrop Grumman Corp.	3.250%	1/15/28	1,650	1,552
	Northrop Grumman Corp.	5.050%	11/15/40	475	505
	Northrop Grumman Corp.	4.750%	6/1/43	850	874
	Northrop Grumman Corp.	4.030%	10/15/47	260	244
12	Nvent Finance Sarl	3.950%	4/15/23	220	215
12	Nvent Finance Sarl	4.550%	4/15/28	300	292
	Oshkosh Corp.	4.600%	5/15/28	400	395
	Owens Corning	4.200%	12/15/22	1,000	1,002
	Owens Corning	4.200%	12/1/24	250	247
	Owens Corning	3.400%	8/15/26	500	459
	Owens Corning	7.000%	12/1/36	35	40

Owens Corning	4.300%	7/15/47	500	405
Owens Corning	4.400%	1/30/48	100	82
Parker-Hannifin Corp.	3.500%	9/15/22	3,725	3,725
Parker-Hannifin Corp.	3.250%	3/1/27	1,600	1,534
Parker-Hannifin Corp.	6.250%	5/15/38	575	716
Parker-Hannifin Corp.	4.100%	3/1/47	500	496
Pentair Finance SA	2.650%	12/1/19	500	497
Precision Castparts Corp.	2.250%	6/15/20	300	295
Precision Castparts Corp.	2.500%	1/15/23	925	889
Precision Castparts Corp.	3.250%	6/15/25	700	680
Precision Castparts Corp.	3.900%	1/15/43	375	353
Precision Castparts Corp.	4.375%	6/15/45	250	255
Raytheon Co.	3.125%	10/15/20	425	425
Raytheon Co.	2.500%	12/15/22	845	816
Raytheon Co.	3.150%	12/15/24	500	484
Raytheon Co.	7.200%	8/15/27	75	93
Raytheon Co.	4.875%	10/15/40	225	251
Raytheon Co.	4.700%	12/15/41	925	1,008
Republic Services Inc.	5.000%	3/1/20	500	512
Republic Services Inc.	5.250%	11/15/21	1,650	1,736
Republic Services Inc.	3.550%	6/1/22	1,300	1,300
Republic Services Inc.	3.200%	3/15/25	500	481
Republic Services Inc.	6.200%	3/1/40	475	572
Republic Services Inc.	5.700%	5/15/41	500	577
Rockwell Collins Inc.	3.100%	11/15/21	675	663
Rockwell Collins Inc.	2.800%	3/15/22	750	728
Rockwell Collins Inc.	3.200%	3/15/24	400	386
Rockwell Collins Inc.	3.500%	3/15/27	1,000	948
Rockwell Collins Inc.	4.800%	12/15/43	235	242
Rockwell Collins Inc.	4.350%	4/15/47	775	742
Roper Technologies Inc.	2.800%	12/15/21	400	391
Roper Technologies Inc.	3.800%	12/15/26	500	486
Snap-on Inc.	6.125%	9/1/21	300	322
Snap-on Inc.	3.250%	3/1/27	225	216
Snap-on Inc.	4.100%	3/1/48	275	272
Sonoco Products Co.	5.750%	11/1/40	765	836
Spirit AeroSystems Inc.	3.950%	6/15/23	2,200	2,194
Spirit AeroSystems Inc.	3.850%	6/15/26	335	320
Spirit AeroSystems Inc.	4.600%	6/15/28	500	496
Stanley Black & Decker Inc.	3.400%	12/1/21	450	450
Stanley Black & Decker Inc.	2.900%	11/1/22	500	487
Stanley Black & Decker Inc.	5.200%	9/1/40	300	329
Textron Inc.	4.300%	3/1/24	625	627
Textron Inc.	3.875%	3/1/25	200	196
Textron Inc.	4.000%	3/15/26	300	295
Textron Inc.	3.650%	3/15/27	800	758
Textron Inc.	3.375%	3/1/28	325	300
Timken Co.	3.875%	9/1/24	200	195
Timken Co.	4.500%	12/15/28	400	394
United Technologies Corp.	1.500%	11/1/19	400	394
United Technologies Corp.	4.500%	4/15/20	445	453
United Technologies Corp.	1.900%	5/4/20	1,500	1,469
United Technologies Corp.	3.350%	8/16/21	1,000	999
United Technologies Corp.	1.950%	11/1/21	900	861
United Technologies Corp.	3.100%	6/1/22	1,600	1,573
United Technologies Corp.	3.650%	8/16/23	2,000	1,991
United Technologies Corp.	2.800%	5/4/24	500	475

United Technologies Corp.	3.950%	8/16/25	1,000	993
United Technologies Corp.	2.650%	11/1/26	1,075	969
United Technologies Corp.	6.700%	8/1/28	200	241
United Technologies Corp.	4.125%	11/16/28	2,500	2,490
United Technologies Corp.	7.500%	9/15/29	100	127
United Technologies Corp.	5.400%	5/1/35	400	434
United Technologies Corp.	6.050%	6/1/36	285	332
United Technologies Corp.	6.125%	7/15/38	1,000	1,176
United Technologies Corp.	4.450%	11/16/38	1,500	1,482
United Technologies Corp.	5.700%	4/15/40	625	715
United Technologies Corp.	4.500%	6/1/42	2,725	2,690
United Technologies Corp.	4.150%	5/15/45	50	47
United Technologies Corp.	3.750%	11/1/46	250	217
United Technologies Corp.	4.050%	5/4/47	800	730
United Technologies Corp.	4.625%	11/16/48	1,700	1,699
Valmont Industries Inc.	5.000%	10/1/44	725	652
Valmont Industries Inc.	5.250%	10/1/54	300	259
Vulcan Materials Co.	4.500%	4/1/25	250	250
Vulcan Materials Co.	4.500%	6/15/47	200	178
Wabtec Corp.	4.150%	3/15/24	400	397
Wabtec Corp.	3.450%	11/15/26	625	574
Waste Management Inc.	4.600%	3/1/21	275	282
Waste Management Inc.	2.900%	9/15/22	191	187
Waste Management Inc.	2.400%	5/15/23	1,100	1,048
Waste Management Inc.	3.500%	5/15/24	700	693
Waste Management Inc.	3.125%	3/1/25	250	243
Waste Management Inc.	3.150%	11/15/27	1,600	1,522
Waste Management Inc.	3.900%	3/1/35	250	243
Waste Management Inc.	4.100%	3/1/45	500	492
WW Grainger Inc.	4.600%	6/15/45	900	937
WW Grainger Inc.	3.750%	5/15/46	325	295
WW Grainger Inc.	4.200%	5/15/47	350	344
Xylem Inc.	3.250%	11/1/26	300	281
Xylem Inc.	4.375%	11/1/46	475	457

Communication (0.9%)
21st Century Fox America Inc.	5.650%	8/15/20	500	520
21st Century Fox America Inc.	4.500%	2/15/21	846	870
21st Century Fox America Inc.	3.000%	9/15/22	825	811
21st Century Fox America Inc.	4.000%	10/1/23	275	279
21st Century Fox America Inc.	3.700%	9/15/24	500	500
21st Century Fox America Inc.	3.700%	10/15/25	500	497
21st Century Fox America Inc.	3.375%	11/15/26	281	273
21st Century Fox America Inc.	6.550%	3/15/33	392	486
21st Century Fox America Inc.	6.200%	12/15/34	975	1,203
21st Century Fox America Inc.	6.400%	12/15/35	1,550	1,974
21st Century Fox America Inc.	8.150%	10/17/36	385	551
21st Century Fox America Inc.	6.150%	3/1/37	970	1,207
21st Century Fox America Inc.	6.900%	8/15/39	485	659
21st Century Fox America Inc.	6.150%	2/15/41	1,280	1,625
21st Century Fox America Inc.	5.400%	10/1/43	2,000	2,346
21st Century Fox America Inc.	4.750%	9/15/44	690	725
Activision Blizzard Inc.	2.300%	9/15/21	500	485
Activision Blizzard Inc.	2.600%	6/15/22	350	339
Activision Blizzard Inc.	3.400%	9/15/26	770	732
Activision Blizzard Inc.	3.400%	6/15/27	325	306
Activision Blizzard Inc.	4.500%	6/15/47	500	474

	America Movil SAB de CV	5.000%	10/16/19	850	863
	America Movil SAB de CV	5.000%	3/30/20	1,460	1,493
	America Movil SAB de CV	3.125%	7/16/22	1,350	1,322
	America Movil SAB de CV	6.375%	3/1/35	850	1,001
	America Movil SAB de CV	6.125%	11/15/37	300	347
	America Movil SAB de CV	6.125%	3/30/40	2,160	2,532
	America Movil SAB de CV	4.375%	7/16/42	950	922
	American Tower Corp.	2.800%	6/1/20	600	593
	American Tower Corp.	5.050%	9/1/20	155	159
	American Tower Corp.	3.300%	2/15/21	600	596
	American Tower Corp.	5.900%	11/1/21	3,249	3,456
	American Tower Corp.	2.250%	1/15/22	350	333
	American Tower Corp.	3.500%	1/31/23	1,100	1,083
	American Tower Corp.	5.000%	2/15/24	1,600	1,671
	American Tower Corp.	4.000%	6/1/25	450	442
	American Tower Corp.	3.375%	10/15/26	969	903
	American Tower Corp.	3.550%	7/15/27	575	538
	American Tower Corp.	3.600%	1/15/28	550	514
	AT&T Corp.	8.250%	11/15/31	1,031	1,339
	AT&T Inc.	5.875%	10/1/19	2,180	2,238
	AT&T Inc.	5.200%	3/15/20	1,560	1,607
	AT&T Inc.	2.450%	6/30/20	1,950	1,923
	AT&T Inc.	4.600%	2/15/21	900	922
	AT&T Inc.	5.000%	3/1/21	1,130	1,167
	AT&T Inc.	3.200%	3/1/22	1,175	1,157
	AT&T Inc.	3.000%	6/30/22	1,850	1,803
	AT&T Inc.	3.600%	2/17/23	1,735	1,721
	AT&T Inc.	3.800%	3/1/24	550	544
	AT&T Inc.	4.450%	4/1/24	575	585
	AT&T Inc.	3.950%	1/15/25	2,225	2,190
	AT&T Inc.	3.400%	5/15/25	4,449	4,234
	AT&T Inc.	4.125%	2/17/26	2,570	2,535
	AT&T Inc.	4.250%	3/1/27	2,475	2,442
12	AT&T Inc.	4.100%	2/15/28	2,074	2,009
12	AT&T Inc.	4.300%	2/15/30	3,319	3,202
	AT&T Inc.	4.500%	5/15/35	1,330	1,241
	AT&T Inc.	5.250%	3/1/37	2,550	2,544
12	AT&T Inc.	4.900%	8/15/37	1,400	1,340
	AT&T Inc.	6.350%	3/15/40	525	577
	AT&T Inc.	5.350%	9/1/40	2,205	2,185
	AT&T Inc.	6.375%	3/1/41	862	950
	AT&T Inc.	5.550%	8/15/41	410	413
	AT&T Inc.	5.150%	3/15/42	1,000	964
	AT&T Inc.	4.300%	12/15/42	1,523	1,315
	AT&T Inc.	4.800%	6/15/44	2,050	1,888
	AT&T Inc.	4.350%	6/15/45	1,575	1,352
	AT&T Inc.	4.750%	5/15/46	2,850	2,601
12	AT&T Inc.	5.150%	11/15/46	4,119	3,936
	AT&T Inc.	5.450%	3/1/47	3,025	3,025
	AT&T Inc.	4.500%	3/9/48	3,218	2,815
	AT&T Inc.	4.550%	3/9/49	2,062	1,815
12	AT&T Inc.	5.150%	2/15/50	1,775	1,677
12	AT&T Inc.	5.300%	8/15/58	1,301	1,239
	Bell Canada Inc.	4.464%	4/1/48	625	612
	British Telecommunications plc	9.625%	12/15/30	2,228	3,160
	CBS Corp.	4.300%	2/15/21	550	558
	CBS Corp.	3.375%	3/1/22	725	715

	CBS Corp.	2.500%	2/15/23	750	706
12	CBS Corp.	2.900%	6/1/23	325	308
	CBS Corp.	3.700%	8/15/24	575	559
	CBS Corp.	3.500%	1/15/25	500	477
	CBS Corp.	4.000%	1/15/26	500	488
	CBS Corp.	2.900%	1/15/27	855	765
	CBS Corp.	3.375%	2/15/28	425	388
12	CBS Corp.	3.700%	6/1/28	425	397
	CBS Corp.	7.875%	7/30/30	375	469
	CBS Corp.	5.500%	5/15/33	350	366
	CBS Corp.	4.850%	7/1/42	1,075	1,038
	CBS Corp.	4.900%	8/15/44	700	681
	CC Holdings GS V LLC / Crown Castle GS
	III Corp.	3.849%	4/15/23	1,000	994
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	3.579%	7/23/20	1,600	1,599
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	4.464%	7/23/22	1,975	2,008
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	4.500%	2/1/24	1,150	1,157
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	4.908%	7/23/25	3,500	3,552
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	3.750%	2/15/28	2,630	2,427
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	6.384%	10/23/35	1,725	1,843
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	5.375%	4/1/38	950	918
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	6.484%	10/23/45	2,900	3,106
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	5.375%	5/1/47	2,050	1,944
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	5.750%	4/1/48	1,400	1,394
	Charter Communications Operating LLC /
	Charter Communications Operating
	Capital	6.834%	10/23/55	325	357
	Comcast Cable Communications Holdings
	Inc.	9.455%	11/15/22	1,108	1,349
	Comcast Corp.	3.125%	7/15/22	800	790
	Comcast Corp.	2.850%	1/15/23	725	703
	Comcast Corp.	2.750%	3/1/23	1,625	1,570
	Comcast Corp.	3.000%	2/1/24	2,000	1,927
	Comcast Corp.	3.600%	3/1/24	350	346
	Comcast Corp.	3.375%	8/15/25	1,425	1,376
	Comcast Corp.	3.150%	3/1/26	2,000	1,886
	Comcast Corp.	2.350%	1/15/27	1,930	1,697

	Comcast Corp.	3.300%	2/1/27	1,075	1,015
	Comcast Corp.	3.150%	2/15/28	1,375	1,273
	Comcast Corp.	3.550%	5/1/28	850	813
	Comcast Corp.	4.250%	1/15/33	2,375	2,324
	Comcast Corp.	7.050%	3/15/33	1,025	1,280
	Comcast Corp.	4.200%	8/15/34	400	384
	Comcast Corp.	5.650%	6/15/35	2,680	2,953
	Comcast Corp.	4.400%	8/15/35	600	587
	Comcast Corp.	3.200%	7/15/36	700	583
	Comcast Corp.	6.450%	3/15/37	1,350	1,608
	Comcast Corp.	6.950%	8/15/37	1,020	1,263
	Comcast Corp.	3.900%	3/1/38	725	663
	Comcast Corp.	6.400%	5/15/38	468	555
	Comcast Corp.	6.550%	7/1/39	350	422
	Comcast Corp.	6.400%	3/1/40	450	537
	Comcast Corp.	4.650%	7/15/42	2,065	2,042
	Comcast Corp.	4.500%	1/15/43	250	241
	Comcast Corp.	4.750%	3/1/44	400	398
	Comcast Corp.	4.600%	8/15/45	1,175	1,145
	Comcast Corp.	3.400%	7/15/46	1,075	870
	Comcast Corp.	4.000%	8/15/47	700	627
	Comcast Corp.	3.969%	11/1/47	1,871	1,659
	Comcast Corp.	3.999%	11/1/49	1,013	902
	Comcast Corp.	4.049%	11/1/52	317	279
	Crown Castle International Corp.	3.400%	2/15/21	1,475	1,471
	Crown Castle International Corp.	2.250%	9/1/21	2,050	1,968
	Crown Castle International Corp.	4.875%	4/15/22	550	566
	Crown Castle International Corp.	5.250%	1/15/23	375	393
	Crown Castle International Corp.	3.150%	7/15/23	625	601
	Crown Castle International Corp.	3.200%	9/1/24	725	689
	Crown Castle International Corp.	4.450%	2/15/26	1,405	1,412
	Crown Castle International Corp.	3.700%	6/15/26	975	929
	Crown Castle International Corp.	3.650%	9/1/27	1,290	1,208
	Crown Castle International Corp.	3.800%	2/15/28	825	782
	Crown Castle International Corp.	4.750%	5/15/47	250	237
	Deutsche Telekom International Finance
	BV	8.750%	6/15/30	3,600	4,833
12	Discovery Communications LLC	2.750%	11/15/19	500	496
12	Discovery Communications LLC	2.800%	6/15/20	325	322
	Discovery Communications LLC	4.375%	6/15/21	655	666
	Discovery Communications LLC	3.300%	5/15/22	375	366
12	Discovery Communications LLC	3.500%	6/15/22	300	295
	Discovery Communications LLC	2.950%	3/20/23	950	910
	Discovery Communications LLC	3.250%	4/1/23	475	457
	Discovery Communications LLC	3.800%	3/13/24	350	343
12	Discovery Communications LLC	3.900%	11/15/24	400	391
	Discovery Communications LLC	3.450%	3/15/25	1,100	1,039
12	Discovery Communications LLC	3.950%	6/15/25	400	390
	Discovery Communications LLC	4.900%	3/11/26	650	666
	Discovery Communications LLC	3.950%	3/20/28	1,275	1,212
	Discovery Communications LLC	5.000%	9/20/37	950	925
	Discovery Communications LLC	6.350%	6/1/40	705	776
	Discovery Communications LLC	4.950%	5/15/42	425	400
	Discovery Communications LLC	4.875%	4/1/43	875	817
	Discovery Communications LLC	5.200%	9/20/47	1,025	1,001
	Electronic Arts Inc.	3.700%	3/1/21	1,725	1,738
	Electronic Arts Inc.	4.800%	3/1/26	375	392

Grupo Televisa SAB	6.625%	3/18/25	450	508
Grupo Televisa SAB	4.625%	1/30/26	550	557
Grupo Televisa SAB	8.500%	3/11/32	50	63
Grupo Televisa SAB	6.625%	1/15/40	500	570
Grupo Televisa SAB	5.000%	5/13/45	1,840	1,717
Interpublic Group of Cos. Inc.	3.500%	10/1/20	200	200
Interpublic Group of Cos. Inc.	3.750%	10/1/21	500	501
Interpublic Group of Cos. Inc.	3.750%	2/15/23	500	495
Interpublic Group of Cos. Inc.	4.200%	4/15/24	400	401
Interpublic Group of Cos. Inc.	4.650%	10/1/28	575	576
Interpublic Group of Cos. Inc.	5.400%	10/1/48	575	571
Koninklijke KPN NV	8.375%	10/1/30	650	836
Moody's Corp.	5.500%	9/1/20	500	520
Moody's Corp.	2.750%	12/15/21	375	367
Moody's Corp.	4.500%	9/1/22	1,550	1,596
Moody's Corp.	4.875%	2/15/24	425	444
Moody's Corp.	5.250%	7/15/44	300	329
NBCUniversal Media LLC	5.150%	4/30/20	1,605	1,654
NBCUniversal Media LLC	4.375%	4/1/21	205	210
NBCUniversal Media LLC	2.875%	1/15/23	1,932	1,873
NBCUniversal Media LLC	6.400%	4/30/40	500	600
NBCUniversal Media LLC	5.950%	4/1/41	1,075	1,225
NBCUniversal Media LLC	4.450%	1/15/43	1,000	955
Omnicom Group Inc.	4.450%	8/15/20	500	510
Omnicom Group Inc.	3.625%	5/1/22	1,100	1,094
Omnicom Group Inc.	3.650%	11/1/24	2,650	2,580
Omnicom Group Inc.	3.600%	4/15/26	1,150	1,091
Orange SA	1.625%	11/3/19	800	788
Orange SA	4.125%	9/14/21	802	822
Orange SA	9.000%	3/1/31	2,260	3,197
Orange SA	5.375%	1/13/42	1,165	1,279
RELX Capital Inc.	3.125%	10/15/22	705	688
RELX Capital Inc.	3.500%	3/16/23	575	568
Rogers Communications Inc.	3.000%	3/15/23	230	223
Rogers Communications Inc.	4.100%	10/1/23	300	303
Rogers Communications Inc.	3.625%	12/15/25	475	463
Rogers Communications Inc.	4.500%	3/15/43	540	521
Rogers Communications Inc.	5.000%	3/15/44	950	985
Rogers Communications Inc.	4.300%	2/15/48	1,000	963
S&P Global Inc.	3.300%	8/14/20	575	575
S&P Global Inc.	4.000%	6/15/25	550	551
S&P Global Inc.	4.400%	2/15/26	750	770
S&P Global Inc.	2.950%	1/22/27	375	347
S&P Global Inc.	6.550%	11/15/37	350	437
S&P Global Inc.	4.500%	5/15/48	500	501
Telefonica Emisiones SAU	5.134%	4/27/20	1,255	1,289
Telefonica Emisiones SAU	5.462%	2/16/21	1,350	1,409
Telefonica Emisiones SAU	4.570%	4/27/23	425	437
Telefonica Emisiones SAU	4.103%	3/8/27	1,275	1,225
Telefonica Emisiones SAU	7.045%	6/20/36	1,735	2,083
Telefonica Emisiones SAU	4.665%	3/6/38	600	567
Telefonica Emisiones SAU	5.213%	3/8/47	2,150	2,095
Telefonica Emisiones SAU	4.895%	3/6/48	1,050	977
Telefonica Europe BV	8.250%	9/15/30	780	1,001
TELUS Corp.	2.800%	2/16/27	500	454
Thomson Reuters Corp.	4.700%	10/15/19	125	127
Thomson Reuters Corp.	4.300%	11/23/23	600	611

	Thomson Reuters Corp.	3.850%	9/29/24	475	465
	Thomson Reuters Corp.	3.350%	5/15/26	500	461
	Thomson Reuters Corp.	5.500%	8/15/35	350	362
	Thomson Reuters Corp.	5.850%	4/15/40	1,075	1,169
	Thomson Reuters Corp.	4.500%	5/23/43	350	324
	Time Warner Cable LLC	5.000%	2/1/20	2,045	2,087
	Time Warner Cable LLC	4.125%	2/15/21	500	503
	Time Warner Cable LLC	4.000%	9/1/21	775	778
	Time Warner Cable LLC	6.550%	5/1/37	1,325	1,437
	Time Warner Cable LLC	7.300%	7/1/38	1,435	1,644
	Time Warner Cable LLC	6.750%	6/15/39	1,600	1,743
	Time Warner Cable LLC	5.875%	11/15/40	950	952
	Time Warner Cable LLC	5.500%	9/1/41	1,325	1,273
	Time Warner Cable LLC	4.500%	9/15/42	1,050	885
	Time Warner Entertainment Co. LP	8.375%	3/15/23	825	958
	Time Warner Entertainment Co. LP	8.375%	7/15/33	650	811
	Time Warner Inc.	4.700%	1/15/21	700	719
	Time Warner Inc.	4.750%	3/29/21	600	618
	Time Warner Inc.	4.000%	1/15/22	205	207
	Time Warner Inc.	3.400%	6/15/22	400	395
	Time Warner Inc.	4.050%	12/15/23	375	377
	Time Warner Inc.	3.550%	6/1/24	525	509
	Time Warner Inc.	3.600%	7/15/25	825	790
	Time Warner Inc.	3.875%	1/15/26	965	934
	Time Warner Inc.	3.800%	2/15/27	3,695	3,533
	Time Warner Inc.	6.200%	3/15/40	300	324
	Time Warner Inc.	6.100%	7/15/40	375	399
	Time Warner Inc.	5.375%	10/15/41	405	401
	Time Warner Inc.	4.900%	6/15/42	900	842
	Time Warner Inc.	5.350%	12/15/43	1,000	984
	Time Warner Inc.	4.650%	6/1/44	725	652
	Verizon Communications Inc.	2.625%	2/21/20	873	867
	Verizon Communications Inc.	3.450%	3/15/21	300	301
	Verizon Communications Inc.	4.600%	4/1/21	2,040	2,103
	Verizon Communications Inc.	1.750%	8/15/21	750	719
	Verizon Communications Inc.	3.000%	11/1/21	3,300	3,264
	Verizon Communications Inc.	3.500%	11/1/21	1,040	1,044
	Verizon Communications Inc.	3.125%	3/16/22	1,500	1,485
	Verizon Communications Inc.	2.450%	11/1/22	875	839
	Verizon Communications Inc.	5.150%	9/15/23	3,640	3,893
	Verizon Communications Inc.	4.150%	3/15/24	900	918
	Verizon Communications Inc.	3.500%	11/1/24	2,000	1,969
	Verizon Communications Inc.	3.376%	2/15/25	3,343	3,251
	Verizon Communications Inc.	2.625%	8/15/26	2,025	1,835
12	Verizon Communications Inc.	4.329%	9/21/28	4,932	4,961
	Verizon Communications Inc.	4.500%	8/10/33	2,525	2,492
	Verizon Communications Inc.	4.400%	11/1/34	2,300	2,243
	Verizon Communications Inc.	4.272%	1/15/36	2,609	2,487
	Verizon Communications Inc.	5.250%	3/16/37	4,600	4,892
	Verizon Communications Inc.	4.812%	3/15/39	1,325	1,332
	Verizon Communications Inc.	4.750%	11/1/41	700	687
	Verizon Communications Inc.	3.850%	11/1/42	1,250	1,086
	Verizon Communications Inc.	4.125%	8/15/46	1,730	1,552
	Verizon Communications Inc.	4.862%	8/21/46	4,457	4,472
	Verizon Communications Inc.	5.500%	3/16/47	1,245	1,353
	Verizon Communications Inc.	4.522%	9/15/48	3,991	3,767
	Verizon Communications Inc.	5.012%	4/15/49	2,666	2,722

Verizon Communications Inc.	5.012%	8/21/54	4,813	4,814
Verizon Communications Inc.	4.672%	3/15/55	4,227	3,995
Viacom Inc.	2.750%	12/15/19	353	350
Viacom Inc.	3.875%	12/15/21	495	496
Viacom Inc.	4.250%	9/1/23	1,175	1,184
Viacom Inc.	3.875%	4/1/24	388	381
Viacom Inc.	3.450%	10/4/26	400	374
Viacom Inc.	6.875%	4/30/36	940	1,070
Viacom Inc.	4.375%	3/15/43	1,337	1,167
Viacom Inc.	5.850%	9/1/43	1,075	1,123
Vodafone Group plc	2.500%	9/26/22	450	432
Vodafone Group plc	2.950%	2/19/23	670	646
Vodafone Group plc	3.750%	1/16/24	1,750	1,730
Vodafone Group plc	4.125%	5/30/25	2,070	2,061
Vodafone Group plc	4.375%	5/30/28	2,870	2,826
Vodafone Group plc	7.875%	2/15/30	625	774
Vodafone Group plc	6.250%	11/30/32	425	472
Vodafone Group plc	6.150%	2/27/37	855	948
Vodafone Group plc	5.000%	5/30/38	1,500	1,485
Vodafone Group plc	4.375%	2/19/43	1,375	1,228
Vodafone Group plc	5.250%	5/30/48	2,750	2,758
Walt Disney Co.	1.950%	3/4/20	600	592
Walt Disney Co.	1.800%	6/5/20	645	632
Walt Disney Co.	2.150%	9/17/20	1,200	1,178
Walt Disney Co.	2.300%	2/12/21	650	638
Walt Disney Co.	2.750%	8/16/21	50	49
Walt Disney Co.	2.550%	2/15/22	932	909
Walt Disney Co.	2.450%	3/4/22	375	363
Walt Disney Co.	3.150%	9/17/25	600	584
Walt Disney Co.	3.000%	2/13/26	670	642
Walt Disney Co.	1.850%	7/30/26	1,745	1,535
Walt Disney Co.	7.000%	3/1/32	50	65
Walt Disney Co.	4.375%	8/16/41	325	332
Walt Disney Co.	4.125%	12/1/41	885	869
Walt Disney Co.	3.700%	12/1/42	1,255	1,161
Warner Media LLC	7.625%	4/15/31	400	504
WPP Finance 2010	4.750%	11/21/21	1,446	1,473
WPP Finance 2010	3.625%	9/7/22	400	392
WPP Finance 2010	3.750%	9/19/24	525	504
WPP Finance 2010	5.125%	9/7/42	650	619

Consumer Cyclical (0.8%)
Advance Auto Parts Inc.	5.750%	5/1/20	100	103
Advance Auto Parts Inc.	4.500%	1/15/22	175	177
Advance Auto Parts Inc.	4.500%	12/1/23	400	406
Alibaba Group Holding Ltd.	2.500%	11/28/19	1,325	1,318
Alibaba Group Holding Ltd.	3.125%	11/28/21	300	296
Alibaba Group Holding Ltd.	2.800%	6/6/23	200	192
Alibaba Group Holding Ltd.	3.600%	11/28/24	1,625	1,597
Alibaba Group Holding Ltd.	3.400%	12/6/27	5,600	5,223
Alibaba Group Holding Ltd.	4.500%	11/28/34	600	589
Alibaba Group Holding Ltd.	4.000%	12/6/37	200	184
Alibaba Group Holding Ltd.	4.200%	12/6/47	600	545
Alibaba Group Holding Ltd.	4.400%	12/6/57	900	822
Amazon.com Inc.	2.600%	12/5/19	900	898
Amazon.com Inc.	1.900%	8/21/20	625	613
Amazon.com Inc.	3.300%	12/5/21	2,575	2,587

Amazon.com Inc.	2.500%	11/29/22	475	460
Amazon.com Inc.	2.400%	2/22/23	1,150	1,105
Amazon.com Inc.	2.800%	8/22/24	500	482
Amazon.com Inc.	3.800%	12/5/24	1,000	1,020
Amazon.com Inc.	5.200%	12/3/25	875	959
Amazon.com Inc.	3.150%	8/22/27	2,350	2,247
Amazon.com Inc.	4.800%	12/5/34	975	1,064
Amazon.com Inc.	3.875%	8/22/37	2,290	2,237
Amazon.com Inc.	4.950%	12/5/44	1,275	1,430
Amazon.com Inc.	4.050%	8/22/47	2,400	2,360
Amazon.com Inc.	4.250%	8/22/57	2,425	2,407
American Honda Finance Corp.	2.000%	11/13/19	1,200	1,185
American Honda Finance Corp.	2.000%	2/14/20	200	197
American Honda Finance Corp.	2.150%	3/13/20	300	296
American Honda Finance Corp.	1.950%	7/20/20	600	588
American Honda Finance Corp.	2.450%	9/24/20	725	717
American Honda Finance Corp.	2.650%	2/12/21	1,300	1,284
American Honda Finance Corp.	1.650%	7/12/21	500	480
American Honda Finance Corp.	1.700%	9/9/21	850	813
American Honda Finance Corp.	2.600%	11/16/22	500	485
American Honda Finance Corp.	3.450%	7/14/23	400	399
American Honda Finance Corp.	2.900%	2/16/24	500	483
American Honda Finance Corp.	2.300%	9/9/26	250	225
American Honda Finance Corp.	3.500%	2/15/28	400	391
Aptiv plc	3.150%	11/19/20	350	346
Aptiv plc	4.250%	1/15/26	700	691
Aptiv plc	4.400%	10/1/46	225	201
Automatic Data Processing Inc.	2.250%	9/15/20	575	566
Automatic Data Processing Inc.	3.375%	9/15/25	675	668
AutoNation Inc.	5.500%	2/1/20	180	185
AutoNation Inc.	3.350%	1/15/21	500	496
AutoNation Inc.	3.500%	11/15/24	600	567
AutoNation Inc.	4.500%	10/1/25	500	496
AutoNation Inc.	3.800%	11/15/27	250	232
AutoZone Inc.	3.700%	4/15/22	700	703
AutoZone Inc.	2.875%	1/15/23	200	193
AutoZone Inc.	3.125%	7/15/23	275	268
AutoZone Inc.	3.250%	4/15/25	260	245
AutoZone Inc.	3.125%	4/21/26	300	279
AutoZone Inc.	3.750%	6/1/27	700	672
Bed Bath & Beyond Inc.	3.749%	8/1/24	100	87
Bed Bath & Beyond Inc.	4.915%	8/1/34	375	302
Bed Bath & Beyond Inc.	5.165%	8/1/44	525	365
Best Buy Co. Inc.	5.500%	3/15/21	125	130
Best Buy Co. Inc.	4.450%	10/1/28	850	849
Block Financial LLC	4.125%	10/1/20	313	315
Block Financial LLC	5.500%	11/1/22	500	518
Block Financial LLC	5.250%	10/1/25	350	352
Booking Holdings Inc.	2.750%	3/15/23	400	383
Booking Holdings Inc.	3.650%	3/15/25	400	392
Booking Holdings Inc.	3.600%	6/1/26	1,300	1,260
Booking Holdings Inc.	3.550%	3/15/28	450	422
BorgWarner Inc.	4.625%	9/15/20	50	51
BorgWarner Inc.	3.375%	3/15/25	250	241
BorgWarner Inc.	4.375%	3/15/45	500	471
Carnival Corp.	3.950%	10/15/20	450	456
Costco Wholesale Corp.	1.700%	12/15/19	850	838

Costco Wholesale Corp.	1.750%	2/15/20	1,025	1,008
Costco Wholesale Corp.	2.150%	5/18/21	450	440
Costco Wholesale Corp.	2.250%	2/15/22	300	291
Costco Wholesale Corp.	2.300%	5/18/22	900	872
Costco Wholesale Corp.	2.750%	5/18/24	900	870
Costco Wholesale Corp.	3.000%	5/18/27	900	854
Cummins Inc.	3.650%	10/1/23	350	354
Cummins Inc.	7.125%	3/1/28	150	183
Cummins Inc.	4.875%	10/1/43	400	433
Daimler Finance North America LLC	8.500%	1/18/31	1,205	1,678
Darden Restaurants Inc.	3.850%	5/1/27	750	721
Darden Restaurants Inc.	4.550%	2/15/48	250	236
Delphi Corp.	4.150%	3/15/24	575	576
Dollar General Corp.	3.250%	4/15/23	1,300	1,267
Dollar General Corp.	4.150%	11/1/25	500	502
Dollar General Corp.	3.875%	4/15/27	150	146
Dollar General Corp.	4.125%	5/1/28	400	394
Dollar Tree Inc.	3.700%	5/15/23	475	469
Dollar Tree Inc.	4.000%	5/15/25	1,450	1,417
Dollar Tree Inc.	4.200%	5/15/28	1,250	1,213
DR Horton Inc.	4.375%	9/15/22	150	152
DR Horton Inc.	4.750%	2/15/23	700	716
DR Horton Inc.	5.750%	8/15/23	700	745
eBay Inc.	2.150%	6/5/20	375	368
eBay Inc.	3.250%	10/15/20	125	125
eBay Inc.	2.875%	8/1/21	450	443
eBay Inc.	3.800%	3/9/22	500	504
eBay Inc.	2.600%	7/15/22	1,000	965
eBay Inc.	2.750%	1/30/23	425	409
eBay Inc.	3.450%	8/1/24	800	780
eBay Inc.	3.600%	6/5/27	625	591
eBay Inc.	4.000%	7/15/42	600	492
Expedia Group Inc.	5.950%	8/15/20	1,750	1,831
Expedia Group Inc.	4.500%	8/15/24	435	437
Expedia Group Inc.	5.000%	2/15/26	200	204
Expedia Group Inc.	3.800%	2/15/28	600	553
Ford Motor Co.	4.346%	12/8/26	1,100	1,037
Ford Motor Co.	6.625%	10/1/28	375	396
Ford Motor Co.	6.375%	2/1/29	275	283
Ford Motor Co.	7.450%	7/16/31	2,425	2,691
Ford Motor Co.	4.750%	1/15/43	950	792
Ford Motor Co.	7.400%	11/1/46	300	333
Ford Motor Co.	5.291%	12/8/46	1,000	891
Ford Motor Credit Co. LLC	2.597%	11/4/19	750	744
Ford Motor Credit Co. LLC	2.681%	1/9/20	1,500	1,484
Ford Motor Credit Co. LLC	8.125%	1/15/20	775	819
Ford Motor Credit Co. LLC	3.157%	8/4/20	1,400	1,387
Ford Motor Credit Co. LLC	2.343%	11/2/20	775	753
Ford Motor Credit Co. LLC	3.200%	1/15/21	850	837
Ford Motor Credit Co. LLC	3.336%	3/18/21	1,500	1,479
Ford Motor Credit Co. LLC	5.875%	8/2/21	1,075	1,124
Ford Motor Credit Co. LLC	3.813%	10/12/21	400	397
Ford Motor Credit Co. LLC	3.219%	1/9/22	3,126	3,022
Ford Motor Credit Co. LLC	3.339%	3/28/22	850	822
Ford Motor Credit Co. LLC	2.979%	8/3/22	2,700	2,561
Ford Motor Credit Co. LLC	4.250%	9/20/22	775	768
Ford Motor Credit Co. LLC	4.375%	8/6/23	850	840

Ford Motor Credit Co. LLC	3.810%	1/9/24	700	668
Ford Motor Credit Co. LLC	3.664%	9/8/24	500	468
Ford Motor Credit Co. LLC	4.687%	6/9/25	775	756
Ford Motor Credit Co. LLC	4.134%	8/4/25	900	849
Ford Motor Credit Co. LLC	3.815%	11/2/27	800	716
General Motors Co.	4.875%	10/2/23	980	1,003
General Motors Co.	4.000%	4/1/25	325	312
General Motors Co.	5.000%	10/1/28	900	886
General Motors Co.	5.000%	4/1/35	680	637
General Motors Co.	6.600%	4/1/36	100	106
General Motors Co.	5.150%	4/1/38	825	765
General Motors Co.	6.250%	10/2/43	1,435	1,470
General Motors Co.	5.200%	4/1/45	1,495	1,351
General Motors Co.	6.750%	4/1/46	665	721
General Motors Co.	5.400%	4/1/48	1,075	1,004
General Motors Co.	5.950%	4/1/49	750	744
General Motors Financial Co. Inc.	2.350%	10/4/19	500	497
General Motors Financial Co. Inc.	3.150%	1/15/20	555	555
General Motors Financial Co. Inc.	2.650%	4/13/20	950	940
General Motors Financial Co. Inc.	3.200%	7/13/20	2,000	1,994
General Motors Financial Co. Inc.	2.450%	11/6/20	1,400	1,370
General Motors Financial Co. Inc.	3.700%	11/24/20	975	980
General Motors Financial Co. Inc.	4.200%	3/1/21	625	633
General Motors Financial Co. Inc.	3.550%	4/9/21	625	623
General Motors Financial Co. Inc.	3.200%	7/6/21	1,600	1,579
General Motors Financial Co. Inc.	4.375%	9/25/21	375	381
General Motors Financial Co. Inc.	3.450%	1/14/22	900	887
General Motors Financial Co. Inc.	3.450%	4/10/22	3,640	3,580
General Motors Financial Co. Inc.	3.150%	6/30/22	300	292
General Motors Financial Co. Inc.	3.250%	1/5/23	750	724
General Motors Financial Co. Inc.	3.700%	5/9/23	1,000	977
General Motors Financial Co. Inc.	4.250%	5/15/23	1,775	1,770
General Motors Financial Co. Inc.	4.150%	6/19/23	900	896
General Motors Financial Co. Inc.	3.950%	4/13/24	1,200	1,168
General Motors Financial Co. Inc.	3.500%	11/7/24	900	848
General Motors Financial Co. Inc.	4.000%	1/15/25	650	626
General Motors Financial Co. Inc.	4.350%	4/9/25	1,500	1,471
General Motors Financial Co. Inc.	5.250%	3/1/26	575	587
General Motors Financial Co. Inc.	4.000%	10/6/26	600	564
General Motors Financial Co. Inc.	4.350%	1/17/27	760	727
General Motors Financial Co. Inc.	3.850%	1/5/28	400	364
GLP Capital LP / GLP Financing II Inc.	4.875%	11/1/20	825	839
GLP Capital LP / GLP Financing II Inc.	4.375%	4/15/21	100	101
GLP Capital LP / GLP Financing II Inc.	5.375%	11/1/23	500	518
GLP Capital LP / GLP Financing II Inc.	5.250%	6/1/25	625	634
GLP Capital LP / GLP Financing II Inc.	5.375%	4/15/26	800	811
GLP Capital LP / GLP Financing II Inc.	5.750%	6/1/28	100	103
GLP Capital LP / GLP Financing II Inc.	5.300%	1/15/29	825	827
Harley-Davidson Inc.	3.500%	7/28/25	300	287
Harley-Davidson Inc.	4.625%	7/28/45	1,100	1,026
Harman International Industries Inc.	4.150%	5/15/25	275	273
Home Depot Inc.	1.800%	6/5/20	1,100	1,082
Home Depot Inc.	2.000%	4/1/21	2,175	2,115
Home Depot Inc.	4.400%	4/1/21	825	848
Home Depot Inc.	2.625%	6/1/22	990	970
Home Depot Inc.	2.700%	4/1/23	600	584
Home Depot Inc.	3.750%	2/15/24	900	917

Home Depot Inc.	3.350%	9/15/25	500	493
Home Depot Inc.	3.000%	4/1/26	1,500	1,439
Home Depot Inc.	2.800%	9/14/27	75	70
Home Depot Inc.	5.875%	12/16/36	2,495	3,038
Home Depot Inc.	5.400%	9/15/40	400	466
Home Depot Inc.	5.950%	4/1/41	775	966
Home Depot Inc.	4.200%	4/1/43	1,350	1,361
Home Depot Inc.	4.875%	2/15/44	1,050	1,157
Home Depot Inc.	4.400%	3/15/45	600	624
Home Depot Inc.	4.250%	4/1/46	1,320	1,346
Home Depot Inc.	3.900%	6/15/47	1,000	963
Home Depot Inc.	3.500%	9/15/56	700	610
Hyatt Hotels Corp.	3.375%	7/15/23	800	782
Hyatt Hotels Corp.	4.850%	3/15/26	100	103
Hyatt Hotels Corp.	4.375%	9/15/28	350	342
IHS Markit Ltd.	4.750%	8/1/28	600	601
JD.com Inc.	3.125%	4/29/21	200	194
JD.com Inc.	3.875%	4/29/26	400	367
Kohl's Corp.	4.000%	11/1/21	423	426
Kohl's Corp.	4.250%	7/17/25	625	624
Kohl's Corp.	5.550%	7/17/45	350	336
Lear Corp.	5.250%	1/15/25	700	724
Lear Corp.	3.800%	9/15/27	500	464
Lowe's Cos. Inc.	4.625%	4/15/20	445	452
Lowe's Cos. Inc.	3.750%	4/15/21	205	208
Lowe's Cos. Inc.	3.800%	11/15/21	250	254
Lowe's Cos. Inc.	3.120%	4/15/22	450	447
Lowe's Cos. Inc.	3.875%	9/15/23	300	305
Lowe's Cos. Inc.	3.125%	9/15/24	400	391
Lowe's Cos. Inc.	3.375%	9/15/25	975	960
Lowe's Cos. Inc.	2.500%	4/15/26	1,700	1,561
Lowe's Cos. Inc.	3.100%	5/3/27	1,300	1,237
Lowe's Cos. Inc.	4.650%	4/15/42	575	599
Lowe's Cos. Inc.	4.250%	9/15/44	225	222
Lowe's Cos. Inc.	4.375%	9/15/45	625	628
Lowe's Cos. Inc.	3.700%	4/15/46	850	775
Lowe's Cos. Inc.	4.050%	5/3/47	1,900	1,823
Macy's Retail Holdings Inc.	3.450%	1/15/21	310	308
Macy's Retail Holdings Inc.	3.875%	1/15/22	150	148
Macy's Retail Holdings Inc.	2.875%	2/15/23	530	502
Macy's Retail Holdings Inc.	4.375%	9/1/23	2,595	2,604
Macy's Retail Holdings Inc.	3.625%	6/1/24	365	349
Macy's Retail Holdings Inc.	6.900%	4/1/29	325	343
Macy's Retail Holdings Inc.	4.500%	12/15/34	800	650
Magna International Inc.	3.625%	6/15/24	450	444
Magna International Inc.	4.150%	10/1/25	300	300
Marriott International Inc.	3.375%	10/15/20	850	848
Marriott International Inc.	2.875%	3/1/21	500	491
Marriott International Inc.	3.125%	10/15/21	350	346
Marriott International Inc.	2.300%	1/15/22	400	383
Marriott International Inc.	3.750%	3/15/25	525	512
Marriott International Inc.	3.750%	10/1/25	200	195
Marriott International Inc.	3.125%	6/15/26	595	555
Marriott International Inc.	4.000%	4/15/28	425	414
Mastercard Inc.	2.000%	11/21/21	350	337
Mastercard Inc.	3.375%	4/1/24	625	625
Mastercard Inc.	2.950%	11/21/26	510	485

	Mastercard Inc.	3.500%	2/26/28	450	443
	Mastercard Inc.	3.800%	11/21/46	350	335
	Mastercard Inc.	3.950%	2/26/48	550	543
	McDonald's Corp.	2.750%	12/9/20	725	720
	McDonald's Corp.	2.625%	1/15/22	4,092	3,983
	McDonald's Corp.	3.350%	4/1/23	650	645
	McDonald's Corp.	3.375%	5/26/25	1,780	1,731
	McDonald's Corp.	3.700%	1/30/26	1,125	1,115
	McDonald's Corp.	3.500%	3/1/27	200	194
	McDonald's Corp.	3.800%	4/1/28	700	688
	McDonald's Corp.	4.700%	12/9/35	575	598
	McDonald's Corp.	6.300%	3/1/38	100	120
	McDonald's Corp.	5.700%	2/1/39	375	424
	McDonald's Corp.	3.700%	2/15/42	1,225	1,071
	McDonald's Corp.	3.625%	5/1/43	275	235
	McDonald's Corp.	4.600%	5/26/45	1,125	1,120
	McDonald's Corp.	4.875%	12/9/45	1,225	1,279
	McDonald's Corp.	4.450%	3/1/47	650	636
	McDonald's Corp.	4.450%	9/1/48	900	890
	NIKE Inc.	2.250%	5/1/23	50	48
	NIKE Inc.	2.375%	11/1/26	1,000	904
	NIKE Inc.	3.625%	5/1/43	125	115
	NIKE Inc.	3.875%	11/1/45	925	887
	NIKE Inc.	3.375%	11/1/46	250	218
	Nordstrom Inc.	4.750%	5/1/20	400	409
	Nordstrom Inc.	4.000%	10/15/21	585	589
	Nordstrom Inc.	4.000%	3/15/27	400	388
	Nordstrom Inc.	6.950%	3/15/28	200	222
	Nordstrom Inc.	5.000%	1/15/44	672	619
	NVR Inc.	3.950%	9/15/22	225	225
	O'Reilly Automotive Inc.	4.875%	1/14/21	50	51
	O'Reilly Automotive Inc.	4.625%	9/15/21	400	411
	O'Reilly Automotive Inc.	3.800%	9/1/22	255	256
	O'Reilly Automotive Inc.	3.850%	6/15/23	300	300
	O'Reilly Automotive Inc.	3.550%	3/15/26	200	192
	O'Reilly Automotive Inc.	3.600%	9/1/27	700	664
	PACCAR Financial Corp.	2.500%	8/14/20	225	222
	PACCAR Financial Corp.	2.050%	11/13/20	400	389
	PACCAR Financial Corp.	2.250%	2/25/21	200	195
	PACCAR Financial Corp.	2.800%	3/1/21	325	321
	PACCAR Financial Corp.	3.150%	8/9/21	300	299
	PACCAR Financial Corp.	2.300%	8/10/22	250	239
	PACCAR Financial Corp.	3.400%	8/9/23	300	298
	QVC Inc.	5.125%	7/2/22	25	25
	QVC Inc.	4.375%	3/15/23	75	74
	QVC Inc.	4.850%	4/1/24	725	718
	QVC Inc.	4.450%	2/15/25	300	285
	QVC Inc.	5.950%	3/15/43	325	294
	Ralph Lauren Corp.	2.625%	8/18/20	225	222
	Ralph Lauren Corp.	3.750%	9/15/25	100	99
	Royal Caribbean Cruises Ltd.	2.650%	11/28/20	175	172
	Royal Caribbean Cruises Ltd.	5.250%	11/15/22	475	499
	Royal Caribbean Cruises Ltd.	3.700%	3/15/28	700	648
12	Sands China Ltd.	4.600%	8/8/23	1,495	1,493
12	Sands China Ltd.	5.125%	8/8/25	1,500	1,494
12	Sands China Ltd.	5.400%	8/8/28	1,600	1,586
	Starbucks Corp.	2.200%	11/22/20	275	270

Starbucks Corp.	2.100%	2/4/21	350	342
Starbucks Corp.	2.700%	6/15/22	725	705
Starbucks Corp.	3.100%	3/1/23	750	739
Starbucks Corp.	3.850%	10/1/23	800	809
Starbucks Corp.	3.800%	8/15/25	1,025	1,024
Starbucks Corp.	2.450%	6/15/26	400	360
Starbucks Corp.	3.500%	3/1/28	500	480
Starbucks Corp.	4.000%	11/15/28	750	753
Starbucks Corp.	4.300%	6/15/45	175	165
Starbucks Corp.	3.750%	12/1/47	400	349
Starbucks Corp.	4.500%	11/15/48	800	779
Tapestry Inc.	3.000%	7/15/22	450	434
Tapestry Inc.	4.250%	4/1/25	450	445
Tapestry Inc.	4.125%	7/15/27	450	427
Target Corp.	3.875%	7/15/20	370	375
Target Corp.	2.900%	1/15/22	850	843
Target Corp.	3.500%	7/1/24	1,325	1,338
Target Corp.	2.500%	4/15/26	550	509
Target Corp.	6.350%	11/1/32	363	440
Target Corp.	6.500%	10/15/37	450	566
Target Corp.	7.000%	1/15/38	300	393
Target Corp.	4.000%	7/1/42	1,150	1,109
Target Corp.	3.625%	4/15/46	800	722
Target Corp.	3.900%	11/15/47	1,000	936
TJX Cos. Inc.	2.750%	6/15/21	625	619
TJX Cos. Inc.	2.500%	5/15/23	800	766
TJX Cos. Inc.	2.250%	9/15/26	1,400	1,265
Toyota Motor Corp.	3.183%	7/20/21	850	851
Toyota Motor Corp.	3.419%	7/20/23	950	948
Toyota Motor Corp.	3.669%	7/20/28	500	497
Toyota Motor Credit Corp.	2.200%	1/10/20	1,000	991
Toyota Motor Credit Corp.	2.150%	3/12/20	1,375	1,360
Toyota Motor Credit Corp.	1.950%	4/17/20	550	542
Toyota Motor Credit Corp.	4.250%	1/11/21	300	307
Toyota Motor Credit Corp.	1.900%	4/8/21	1,000	969
Toyota Motor Credit Corp.	2.950%	4/13/21	850	846
Toyota Motor Credit Corp.	2.750%	5/17/21	500	494
Toyota Motor Credit Corp.	3.400%	9/15/21	305	306
Toyota Motor Credit Corp.	2.600%	1/11/22	700	683
Toyota Motor Credit Corp.	3.300%	1/12/22	950	950
Toyota Motor Credit Corp.	2.800%	7/13/22	700	687
Toyota Motor Credit Corp.	2.150%	9/8/22	650	620
Toyota Motor Credit Corp.	2.625%	1/10/23	550	532
Toyota Motor Credit Corp.	2.700%	1/11/23	750	729
Toyota Motor Credit Corp.	2.250%	10/18/23	400	377
Toyota Motor Credit Corp.	2.900%	4/17/24	400	386
Toyota Motor Credit Corp.	3.400%	4/14/25	900	885
Toyota Motor Credit Corp.	3.200%	1/11/27	750	720
Toyota Motor Credit Corp.	3.050%	1/11/28	950	897
VF Corp.	3.500%	9/1/21	305	306
VF Corp.	6.450%	11/1/37	300	369
Visa Inc.	2.200%	12/14/20	2,200	2,161
Visa Inc.	2.150%	9/15/22	500	479
Visa Inc.	2.800%	12/14/22	1,500	1,469
Visa Inc.	3.150%	12/14/25	3,725	3,607
Visa Inc.	2.750%	9/15/27	875	815
Visa Inc.	4.150%	12/14/35	1,300	1,340

Visa Inc.	4.300%	12/14/45	3,250	3,356
Visa Inc.	3.650%	9/15/47	700	652
Walgreen Co.	3.100%	9/15/22	800	782
Walgreen Co.	4.400%	9/15/42	710	641
Walgreens Boots Alliance Inc.	2.700%	11/18/19	600	598
Walgreens Boots Alliance Inc.	3.300%	11/18/21	1,900	1,888
Walgreens Boots Alliance Inc.	3.800%	11/18/24	1,525	1,506
Walgreens Boots Alliance Inc.	3.450%	6/1/26	1,375	1,307
Walgreens Boots Alliance Inc.	4.500%	11/18/34	625	614
Walgreens Boots Alliance Inc.	4.800%	11/18/44	1,055	1,020
Walgreens Boots Alliance Inc.	4.650%	6/1/46	500	477
Walmart Inc.	1.750%	10/9/19	2,514	2,491
Walmart Inc.	2.850%	6/23/20	1,750	1,750
Walmart Inc.	3.250%	10/25/20	1,635	1,645
Walmart Inc.	1.900%	12/15/20	1,365	1,337
Walmart Inc.	3.125%	6/23/21	2,000	2,006
Walmart Inc.	2.350%	12/15/22	2,325	2,245
Walmart Inc.	2.550%	4/11/23	575	557
Walmart Inc.	3.400%	6/26/23	1,650	1,657
Walmart Inc.	3.300%	4/22/24	225	224
Walmart Inc.	2.650%	12/15/24	875	835
Walmart Inc.	3.550%	6/26/25	1,275	1,282
Walmart Inc.	5.875%	4/5/27	1,535	1,769
Walmart Inc.	3.700%	6/26/28	2,050	2,049
Walmart Inc.	7.550%	2/15/30	480	641
Walmart Inc.	5.250%	9/1/35	1,640	1,881
Walmart Inc.	6.200%	4/15/38	1,320	1,692
Walmart Inc.	3.950%	6/28/38	1,350	1,343
Walmart Inc.	5.625%	4/1/40	625	756
Walmart Inc.	5.000%	10/25/40	235	264
Walmart Inc.	5.625%	4/15/41	750	918
Walmart Inc.	4.000%	4/11/43	1,120	1,101
Walmart Inc.	4.300%	4/22/44	916	945
Walmart Inc.	3.625%	12/15/47	800	746
Walmart Inc.	4.050%	6/29/48	1,675	1,675
Western Union Co.	3.600%	3/15/22	1,100	1,087
Western Union Co.	6.200%	11/17/36	425	430
Western Union Co.	6.200%	6/21/40	290	290

Consumer Noncyclical (1.7%)
Abbott Laboratories	2.000%	3/15/20	750	741
Abbott Laboratories	2.800%	9/15/20	455	452
Abbott Laboratories	2.900%	11/30/21	2,700	2,666
Abbott Laboratories	2.550%	3/15/22	1,675	1,627
Abbott Laboratories	3.250%	4/15/23	700	694
Abbott Laboratories	3.400%	11/30/23	1,750	1,743
Abbott Laboratories	2.950%	3/15/25	100	95
Abbott Laboratories	3.750%	11/30/26	3,100	3,084
Abbott Laboratories	4.750%	11/30/36	1,600	1,698
Abbott Laboratories	6.150%	11/30/37	425	509
Abbott Laboratories	6.000%	4/1/39	200	237
Abbott Laboratories	5.300%	5/27/40	310	345
Abbott Laboratories	4.750%	4/15/43	550	580
Abbott Laboratories	4.900%	11/30/46	3,025	3,283
AbbVie Inc.	2.500%	5/14/20	3,050	3,015
AbbVie Inc.	2.300%	5/14/21	1,600	1,557
AbbVie Inc.	3.375%	11/14/21	1,000	999

AbbVie Inc.	2.900%	11/6/22	2,625	2,550
AbbVie Inc.	3.200%	11/6/22	1,075	1,056
AbbVie Inc.	2.850%	5/14/23	1,025	986
AbbVie Inc.	3.750%	11/14/23	1,250	1,246
AbbVie Inc.	3.600%	5/14/25	3,170	3,067
AbbVie Inc.	3.200%	5/14/26	1,625	1,512
AbbVie Inc.	4.250%	11/14/28	1,650	1,629
AbbVie Inc.	4.500%	5/14/35	1,695	1,633
AbbVie Inc.	4.300%	5/14/36	825	771
AbbVie Inc.	4.400%	11/6/42	2,189	2,023
AbbVie Inc.	4.700%	5/14/45	2,782	2,672
AbbVie Inc.	4.450%	5/14/46	1,785	1,651
AbbVie Inc.	4.875%	11/14/48	1,300	1,279
Actavis Inc.	3.250%	10/1/22	1,450	1,424
Actavis Inc.	4.625%	10/1/42	405	381
Advocate Health & Hospitals Corp.	3.829%	8/15/28	225	227
Advocate Health & Hospitals Corp.	4.272%	8/15/48	375	377
Agilent Technologies Inc.	5.000%	7/15/20	275	283
Agilent Technologies Inc.	3.200%	10/1/22	1,000	978
Agilent Technologies Inc.	3.875%	7/15/23	400	399
Agilent Technologies Inc.	3.050%	9/22/26	450	418
AHS Hospital Corp.	5.024%	7/1/45	325	361
Allergan Funding SCS	3.000%	3/12/20	3,212	3,208
Allergan Funding SCS	3.450%	3/15/22	1,957	1,945
Allergan Funding SCS	3.850%	6/15/24	975	964
Allergan Funding SCS	3.800%	3/15/25	3,332	3,263
Allergan Funding SCS	4.550%	3/15/35	2,200	2,137
Allergan Funding SCS	4.850%	6/15/44	1,765	1,737
Allergan Funding SCS	4.750%	3/15/45	385	374
Allergan Inc.	3.375%	9/15/20	525	525
Allergan Inc.	2.800%	3/15/23	225	214
Altria Group Inc.	2.625%	1/14/20	1,125	1,119
Altria Group Inc.	4.750%	5/5/21	1,250	1,294
Altria Group Inc.	2.850%	8/9/22	2,300	2,248
Altria Group Inc.	2.950%	5/2/23	200	194
Altria Group Inc.	4.000%	1/31/24	1,300	1,314
Altria Group Inc.	2.625%	9/16/26	350	319
Altria Group Inc.	4.250%	8/9/42	785	728
Altria Group Inc.	4.500%	5/2/43	650	621
Altria Group Inc.	5.375%	1/31/44	1,325	1,428
Altria Group Inc.	3.875%	9/16/46	1,475	1,291
AmerisourceBergen Corp.	3.500%	11/15/21	850	849
AmerisourceBergen Corp.	3.400%	5/15/24	400	390
AmerisourceBergen Corp.	3.250%	3/1/25	325	307
AmerisourceBergen Corp.	3.450%	12/15/27	600	560
AmerisourceBergen Corp.	4.250%	3/1/45	400	357
AmerisourceBergen Corp.	4.300%	12/15/47	650	589
Amgen Inc.	2.125%	5/1/20	620	610
Amgen Inc.	2.200%	5/11/20	825	813
Amgen Inc.	3.450%	10/1/20	275	276
Amgen Inc.	4.100%	6/15/21	1,360	1,384
Amgen Inc.	1.850%	8/19/21	500	480
Amgen Inc.	3.875%	11/15/21	1,365	1,383
Amgen Inc.	2.700%	5/1/22	225	219
Amgen Inc.	2.650%	5/11/22	725	704
Amgen Inc.	3.625%	5/15/22	625	628
Amgen Inc.	2.250%	8/19/23	800	751

	Amgen Inc.	3.625%	5/22/24	1,150	1,149
	Amgen Inc.	3.125%	5/1/25	300	287
	Amgen Inc.	2.600%	8/19/26	900	814
	Amgen Inc.	3.200%	11/2/27	825	774
	Amgen Inc.	4.950%	10/1/41	100	103
	Amgen Inc.	5.150%	11/15/41	775	821
	Amgen Inc.	4.400%	5/1/45	2,100	2,018
	Amgen Inc.	4.563%	6/15/48	1,306	1,279
	Amgen Inc.	4.663%	6/15/51	4,039	3,994
	Anheuser-Busch InBev Finance Inc.	2.650%	2/1/21	7,385	7,277
	Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	3,650	3,507
	Anheuser-Busch InBev Finance Inc.	3.300%	2/1/23	5,020	4,957
	Anheuser-Busch InBev Finance Inc.	3.700%	2/1/24	900	896
	Anheuser-Busch InBev Finance Inc.	3.650%	2/1/26	9,775	9,496
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	5,245	5,245
	Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	1,000	898
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	675	653
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	10,065	10,140
	Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	725	754
	Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	175	179
	Anheuser-Busch InBev Worldwide Inc.	3.750%	1/15/22	1,584	1,598
	Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	2,850	2,750
	Anheuser-Busch InBev Worldwide Inc.	3.500%	1/12/24	1,225	1,212
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	2,020	1,985
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	1,225	1,179
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	735	1,031
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	1,650	1,682
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	1,750	1,513
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	2,050	1,982
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	1,512	1,417
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	375	361
	Archer-Daniels-Midland Co.	4.479%	3/1/21	631	647
	Archer-Daniels-Midland Co.	2.500%	8/11/26	825	754
	Archer-Daniels-Midland Co.	5.935%	10/1/32	280	320
	Archer-Daniels-Midland Co.	4.535%	3/26/42	350	358
	Archer-Daniels-Midland Co.	4.016%	4/16/43	600	570
	Archer-Daniels-Midland Co.	3.750%	9/15/47	900	813
	Ascension Health	3.945%	11/15/46	650	629
7	Ascension Health	4.847%	11/15/53	250	274
	AstraZeneca plc	2.375%	11/16/20	1,400	1,380
	AstraZeneca plc	2.375%	6/12/22	900	865
	AstraZeneca plc	3.500%	8/17/23	650	643
	AstraZeneca plc	3.375%	11/16/25	1,625	1,568
	AstraZeneca plc	3.125%	6/12/27	775	723
	AstraZeneca plc	4.000%	1/17/29	675	665
	AstraZeneca plc	6.450%	9/15/37	1,705	2,136
	AstraZeneca plc	4.000%	9/18/42	150	139
	AstraZeneca plc	4.375%	11/16/45	1,175	1,156
	AstraZeneca plc	4.375%	8/17/48	850	826
12	BAT Capital Corp.	2.297%	8/14/20	1,825	1,788
12	BAT Capital Corp.	2.764%	8/15/22	1,950	1,871
12	BAT Capital Corp.	3.222%	8/15/24	2,025	1,927
12	BAT Capital Corp.	3.557%	8/15/27	2,825	2,626
12	BAT Capital Corp.	4.390%	8/15/37	2,450	2,282
12	BAT Capital Corp.	4.540%	8/15/47	2,000	1,836
	Baxalta Inc.	2.875%	6/23/20	201	199
	Baxalta Inc.	3.600%	6/23/22	97	96

Baxalta Inc.	4.000%	6/23/25	417	413
Baxalta Inc.	5.250%	6/23/45	265	285
Baxter International Inc.	1.700%	8/15/21	400	380
Baxter International Inc.	2.600%	8/15/26	400	364
Baxter International Inc.	3.500%	8/15/46	375	315
Baylor Scott & White Holdings	4.185%	11/15/45	400	394
Beam Suntory Inc.	3.250%	5/15/22	25	25
Beam Suntory Inc.	3.250%	6/15/23	50	48
Becton Dickinson & Co.	2.675%	12/15/19	876	871
Becton Dickinson & Co.	2.404%	6/5/20	800	788
Becton Dickinson & Co.	3.250%	11/12/20	1,500	1,494
Becton Dickinson & Co.	3.125%	11/8/21	440	433
Becton Dickinson & Co.	2.894%	6/6/22	1,475	1,434
Becton Dickinson & Co.	3.300%	3/1/23	225	219
Becton Dickinson & Co.	3.363%	6/6/24	1,000	966
Becton Dickinson & Co.	3.734%	12/15/24	1,386	1,358
Becton Dickinson & Co.	3.700%	6/6/27	2,075	1,982
Becton Dickinson & Co.	4.875%	5/15/44	175	168
Becton Dickinson & Co.	4.685%	12/15/44	1,200	1,181
Becton Dickinson & Co.	4.669%	6/6/47	1,100	1,088
Becton Dickinson and Co.	5.000%	11/12/40	245	250
Bio-Rad Laboratories Inc.	4.875%	12/15/20	325	334
Biogen Inc.	2.900%	9/15/20	1,460	1,449
Biogen Inc.	3.625%	9/15/22	1,125	1,127
Biogen Inc.	4.050%	9/15/25	1,225	1,228
Biogen Inc.	5.200%	9/15/45	1,795	1,903
Boston Children's Hospital Corp. Revenue	4.115%	1/1/47	200	199
Boston Scientific Corp.	6.000%	1/15/20	575	595
Boston Scientific Corp.	3.375%	5/15/22	200	197
Boston Scientific Corp.	4.125%	10/1/23	125	127
Boston Scientific Corp.	3.850%	5/15/25	300	298
Boston Scientific Corp.	4.000%	3/1/28	825	815
Boston Scientific Corp.	7.000%	11/15/35	325	407
Boston Scientific Corp.	7.375%	1/15/40	225	296
Bristol-Myers Squibb Co.	2.000%	8/1/22	1,200	1,144
Bristol-Myers Squibb Co.	3.250%	11/1/23	125	125
Bristol-Myers Squibb Co.	3.250%	8/1/42	640	552
Bristol-Myers Squibb Co.	4.500%	3/1/44	405	425
Brown-Forman Corp.	3.500%	4/15/25	350	346
Brown-Forman Corp.	4.500%	7/15/45	395	411
Bunge Ltd. Finance Corp.	3.000%	9/25/22	475	454
Bunge Ltd. Finance Corp.	4.350%	3/15/24	600	594
Bunge Ltd. Finance Corp.	3.250%	8/15/26	650	584
Bunge Ltd. Finance Corp.	3.750%	9/25/27	500	458
Campbell Soup Co.	3.300%	3/15/21	500	496
Campbell Soup Co.	3.650%	3/15/23	2,250	2,209
Campbell Soup Co.	3.950%	3/15/25	950	920
Campbell Soup Co.	3.300%	3/19/25	700	644
Campbell Soup Co.	4.150%	3/15/28	1,000	954
Campbell Soup Co.	3.800%	8/2/42	200	156
Campbell Soup Co.	4.800%	3/15/48	1,050	959
Cardinal Health Inc.	4.625%	12/15/20	590	604
Cardinal Health Inc.	2.616%	6/15/22	600	574
Cardinal Health Inc.	3.200%	3/15/23	325	316
Cardinal Health Inc.	3.079%	6/15/24	400	378
Cardinal Health Inc.	3.750%	9/15/25	225	217
Cardinal Health Inc.	3.410%	6/15/27	885	817

Cardinal Health Inc.	4.600%	3/15/43	300	271
Cardinal Health Inc.	4.500%	11/15/44	250	224
Cardinal Health Inc.	4.900%	9/15/45	450	426
Cardinal Health Inc.	4.368%	6/15/47	500	444
Catholic Health Initiatives Colorado GO	2.950%	11/1/22	200	193
7 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	725	660
Celgene Corp.	2.875%	8/15/20	1,225	1,214
Celgene Corp.	3.950%	10/15/20	800	810
Celgene Corp.	2.875%	2/19/21	525	519
Celgene Corp.	2.250%	8/15/21	300	290
Celgene Corp.	3.250%	8/15/22	750	739
Celgene Corp.	3.550%	8/15/22	625	623
Celgene Corp.	2.750%	2/15/23	575	553
Celgene Corp.	3.250%	2/20/23	700	686
Celgene Corp.	4.000%	8/15/23	450	454
Celgene Corp.	3.625%	5/15/24	975	960
Celgene Corp.	3.875%	8/15/25	2,225	2,188
Celgene Corp.	3.450%	11/15/27	395	369
Celgene Corp.	3.900%	2/20/28	1,250	1,203
Celgene Corp.	5.700%	10/15/40	75	76
Celgene Corp.	5.250%	8/15/43	850	861
Celgene Corp.	4.625%	5/15/44	650	610
Celgene Corp.	5.000%	8/15/45	1,600	1,581
Celgene Corp.	4.350%	11/15/47	1,000	901
Celgene Corp.	4.550%	2/20/48	1,250	1,157
Children's Hospital Medical Center Ohio
GO	4.268%	5/15/44	150	150
Church & Dwight Co. Inc.	2.450%	12/15/19	400	397
Church & Dwight Co. Inc.	2.450%	8/1/22	100	97
Church & Dwight Co. Inc.	3.150%	8/1/27	325	302
Church & Dwight Co. Inc.	3.950%	8/1/47	325	291
City of Hope	5.623%	11/15/43	250	292
City of Hope	4.378%	8/15/48	500	492
Cleveland Clinic Foundation Ohio Revenue	4.858%	1/1/14	325	341
Clorox Co.	3.800%	11/15/21	1,875	1,899
Clorox Co.	3.500%	12/15/24	600	592
Clorox Co.	3.100%	10/1/27	150	140
Clorox Co.	3.900%	5/15/28	100	100
Coca-Cola Bottling Co. Consolidated	3.800%	11/25/25	350	342
Coca-Cola Co.	1.875%	10/27/20	750	733
Coca-Cola Co.	2.450%	11/1/20	800	791
Coca-Cola Co.	3.150%	11/15/20	1,052	1,054
Coca-Cola Co.	1.550%	9/1/21	800	767
Coca-Cola Co.	3.300%	9/1/21	1,210	1,219
Coca-Cola Co.	2.200%	5/25/22	400	385
Coca-Cola Co.	3.200%	11/1/23	1,650	1,637
Coca-Cola Co.	2.875%	10/27/25	1,225	1,170
Coca-Cola Co.	2.550%	6/1/26	325	301
Coca-Cola Co.	2.250%	9/1/26	1,000	907
Coca-Cola Co.	2.900%	5/25/27	400	377
Coca-Cola European Partners plc	3.500%	9/15/20	600	599
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	375	380
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	1,200	1,197
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	650	706
Colgate-Palmolive Co.	2.450%	11/15/21	2,515	2,461
Colgate-Palmolive Co.	1.950%	2/1/23	500	472
Colgate-Palmolive Co.	2.100%	5/1/23	275	261

Colgate-Palmolive Co.	3.250%	3/15/24	375	373
Colgate-Palmolive Co.	4.000%	8/15/45	450	443
Colgate-Palmolive Co.	3.700%	8/1/47	350	330
Conagra Brands Inc.	3.250%	9/15/22	750	735
Conagra Brands Inc.	3.200%	1/25/23	1,133	1,100
Conagra Brands Inc.	7.000%	10/1/28	100	112
Conagra Brands Inc.	8.250%	9/15/30	250	320
Constellation Brands Inc.	2.000%	11/7/19	400	395
Constellation Brands Inc.	3.875%	11/15/19	650	655
Constellation Brands Inc.	2.250%	11/6/20	400	391
Constellation Brands Inc.	3.750%	5/1/21	350	351
Constellation Brands Inc.	2.700%	5/9/22	2,250	2,171
Constellation Brands Inc.	2.650%	11/7/22	1,150	1,099
Constellation Brands Inc.	3.200%	2/15/23	750	729
Constellation Brands Inc.	4.250%	5/1/23	1,000	1,012
Constellation Brands Inc.	4.750%	11/15/24	375	388
Constellation Brands Inc.	4.750%	12/1/25	500	514
Constellation Brands Inc.	3.700%	12/6/26	550	523
Constellation Brands Inc.	3.500%	5/9/27	450	420
Constellation Brands Inc.	3.600%	2/15/28	800	750
Constellation Brands Inc.	4.500%	5/9/47	375	350
Constellation Brands Inc.	4.100%	2/15/48	550	483
Covidien International Finance SA	4.200%	6/15/20	400	407
Covidien International Finance SA	3.200%	6/15/22	1,500	1,484
Covidien International Finance SA	2.950%	6/15/23	1,250	1,215
CVS Health Corp.	3.125%	3/9/20	1,675	1,675
CVS Health Corp.	2.800%	7/20/20	500	495
CVS Health Corp.	3.350%	3/9/21	2,500	2,490
CVS Health Corp.	2.125%	6/1/21	1,700	1,638
CVS Health Corp.	3.500%	7/20/22	2,975	2,952
CVS Health Corp.	2.750%	12/1/22	975	941
CVS Health Corp.	4.750%	12/1/22	775	799
CVS Health Corp.	3.700%	3/9/23	3,315	3,287
CVS Health Corp.	4.000%	12/5/23	100	100
CVS Health Corp.	3.375%	8/12/24	660	636
CVS Health Corp.	4.100%	3/25/25	3,835	3,808
CVS Health Corp.	3.875%	7/20/25	2,957	2,903
CVS Health Corp.	2.875%	6/1/26	1,450	1,326
CVS Health Corp.	4.300%	3/25/28	7,965	7,901
CVS Health Corp.	4.875%	7/20/35	525	528
CVS Health Corp.	4.780%	3/25/38	3,325	3,309
CVS Health Corp.	6.125%	9/15/39	375	419
CVS Health Corp.	5.300%	12/5/43	1,200	1,251
CVS Health Corp.	5.125%	7/20/45	3,100	3,180
CVS Health Corp.	5.050%	3/25/48	7,025	7,168
Danaher Corp.	2.400%	9/15/20	400	394
Danaher Corp.	3.350%	9/15/25	500	491
Danaher Corp.	4.375%	9/15/45	375	380
Dartmouth-Hitchcock Health	4.178%	8/1/48	300	291
Delhaize America LLC	9.000%	4/15/31	475	637
Diageo Capital plc	4.828%	7/15/20	500	514
Diageo Capital plc	2.625%	4/29/23	2,000	1,937
Diageo Capital plc	5.875%	9/30/36	250	299
Diageo Capital plc	3.875%	4/29/43	25	24
Diageo Investment Corp.	2.875%	5/11/22	875	858
Diageo Investment Corp.	7.450%	4/15/35	325	443
Diageo Investment Corp.	4.250%	5/11/42	650	655

Dignity Health California GO	2.637%	11/1/19	200	199
Dignity Health California GO	3.125%	11/1/22	150	147
Dignity Health California GO	3.812%	11/1/24	100	99
Dignity Health California GO	4.500%	11/1/42	550	513
Dignity Health California GO	5.267%	11/1/64	225	221
Duke University Health System Inc.	3.920%	6/1/47	450	435
Edwards Lifesciences Corp.	4.300%	6/15/28	375	375
Eli Lilly & Co.	2.350%	5/15/22	200	194
Eli Lilly & Co.	2.750%	6/1/25	805	769
Eli Lilly & Co.	3.100%	5/15/27	600	576
Eli Lilly & Co.	3.700%	3/1/45	1,200	1,130
Estee Lauder Cos. Inc.	1.800%	2/7/20	700	690
Estee Lauder Cos. Inc.	1.700%	5/10/21	400	385
Estee Lauder Cos. Inc.	3.150%	3/15/27	400	382
Estee Lauder Cos. Inc.	6.000%	5/15/37	150	181
Estee Lauder Cos. Inc.	4.375%	6/15/45	375	384
Estee Lauder Cos. Inc.	4.150%	3/15/47	675	672
Express Scripts Holding Co.	2.600%	11/30/20	1,500	1,474
Express Scripts Holding Co.	3.300%	2/25/21	675	671
Express Scripts Holding Co.	4.750%	11/15/21	975	1,007
Express Scripts Holding Co.	3.900%	2/15/22	2,175	2,183
Express Scripts Holding Co.	3.050%	11/30/22	500	485
Express Scripts Holding Co.	3.000%	7/15/23	1,375	1,325
Express Scripts Holding Co.	4.500%	2/25/26	1,230	1,237
Express Scripts Holding Co.	3.400%	3/1/27	1,350	1,254
Express Scripts Holding Co.	6.125%	11/15/41	334	376
Express Scripts Holding Co.	4.800%	7/15/46	2,150	2,098
Flowers Foods Inc.	4.375%	4/1/22	350	356
Flowers Foods Inc.	3.500%	10/1/26	350	326
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	551	533
Genentech Inc.	5.250%	7/15/35	200	228
General Mills Inc.	2.200%	10/21/19	200	198
General Mills Inc.	3.150%	12/15/21	775	766
General Mills Inc.	2.600%	10/12/22	450	432
General Mills Inc.	3.700%	10/17/23	700	696
General Mills Inc.	3.650%	2/15/24	325	320
General Mills Inc.	3.200%	2/10/27	375	342
General Mills Inc.	4.200%	4/17/28	1,150	1,135
General Mills Inc.	4.550%	4/17/38	400	384
General Mills Inc.	5.400%	6/15/40	345	358
General Mills Inc.	4.700%	4/17/48	850	812
Gilead Sciences Inc.	2.350%	2/1/20	600	595
Gilead Sciences Inc.	2.550%	9/1/20	1,625	1,608
Gilead Sciences Inc.	4.500%	4/1/21	775	796
Gilead Sciences Inc.	4.400%	12/1/21	3,002	3,097
Gilead Sciences Inc.	3.250%	9/1/22	625	622
Gilead Sciences Inc.	2.500%	9/1/23	1,025	979
Gilead Sciences Inc.	3.700%	4/1/24	1,600	1,604
Gilead Sciences Inc.	3.500%	2/1/25	1,145	1,124
Gilead Sciences Inc.	3.650%	3/1/26	4,215	4,139
Gilead Sciences Inc.	2.950%	3/1/27	175	163
Gilead Sciences Inc.	4.600%	9/1/35	850	875
Gilead Sciences Inc.	5.650%	12/1/41	600	687
Gilead Sciences Inc.	4.800%	4/1/44	1,900	1,948
Gilead Sciences Inc.	4.500%	2/1/45	1,025	1,019
Gilead Sciences Inc.	4.750%	3/1/46	1,950	1,995
Gilead Sciences Inc.	4.150%	3/1/47	1,925	1,823

GlaxoSmithKline Capital Inc.	2.800%	3/18/23	75	73
GlaxoSmithKline Capital Inc.	3.375%	5/15/23	1,050	1,043
GlaxoSmithKline Capital Inc.	3.625%	5/15/25	1,350	1,342
GlaxoSmithKline Capital Inc.	3.875%	5/15/28	1,750	1,766
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	2,295	2,947
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	300	300
GlaxoSmithKline Capital plc	3.125%	5/14/21	1,700	1,695
GlaxoSmithKline Capital plc	2.850%	5/8/22	450	440
Hackensack Meridian Health	4.211%	7/1/48	500	492
Hackensack Meridian Health	4.500%	7/1/57	225	230
Hasbro Inc.	3.150%	5/15/21	200	197
Hasbro Inc.	6.350%	3/15/40	400	437
Hasbro Inc.	5.100%	5/15/44	350	329
Hershey Co.	2.900%	5/15/20	300	300
Hershey Co.	4.125%	12/1/20	215	220
Hershey Co.	3.100%	5/15/21	400	400
Hershey Co.	2.625%	5/1/23	250	241
Hershey Co.	3.375%	5/15/23	825	828
Hershey Co.	3.200%	8/21/25	170	166
Hershey Co.	2.300%	8/15/26	425	382
Hillshire Brands Co.	4.100%	9/15/20	175	177
Indiana University Health Inc. Obligated
Group	3.970%	11/1/48	500	494
Ingredion Inc.	4.625%	11/1/20	50	51
Ingredion Inc.	3.200%	10/1/26	400	371
JM Smucker Co.	2.200%	12/6/19	400	396
JM Smucker Co.	2.500%	3/15/20	325	322
JM Smucker Co.	3.500%	10/15/21	735	737
JM Smucker Co.	3.000%	3/15/22	250	245
JM Smucker Co.	3.500%	3/15/25	700	673
JM Smucker Co.	3.375%	12/15/27	500	465
JM Smucker Co.	4.250%	3/15/35	400	375
JM Smucker Co.	4.375%	3/15/45	650	596
Johns Hopkins Health System Corp.	3.837%	5/15/46	350	321
Johnson & Johnson	1.875%	12/5/19	300	297
Johnson & Johnson	2.950%	9/1/20	400	401
Johnson & Johnson	1.950%	11/10/20	400	392
Johnson & Johnson	1.650%	3/1/21	750	726
Johnson & Johnson	2.450%	12/5/21	200	197
Johnson & Johnson	2.250%	3/3/22	1,425	1,386
Johnson & Johnson	2.050%	3/1/23	500	479
Johnson & Johnson	6.730%	11/15/23	245	284
Johnson & Johnson	3.375%	12/5/23	650	657
Johnson & Johnson	2.625%	1/15/25	600	576
Johnson & Johnson	2.450%	3/1/26	1,600	1,492
Johnson & Johnson	2.950%	3/3/27	875	840
Johnson & Johnson	2.900%	1/15/28	900	854
Johnson & Johnson	6.950%	9/1/29	975	1,275
Johnson & Johnson	4.950%	5/15/33	550	618
Johnson & Johnson	4.375%	12/5/33	700	742
Johnson & Johnson	3.550%	3/1/36	350	333
Johnson & Johnson	3.625%	3/3/37	1,250	1,200
Johnson & Johnson	5.950%	8/15/37	645	808
Johnson & Johnson	3.400%	1/15/38	800	743
Johnson & Johnson	5.850%	7/15/38	325	408
Johnson & Johnson	4.500%	9/1/40	419	442
Johnson & Johnson	4.500%	12/5/43	550	586

	Johnson & Johnson	3.700%	3/1/46	1,675	1,592
	Johnson & Johnson	3.750%	3/3/47	1,300	1,245
	Johnson & Johnson	3.500%	1/15/48	900	829
	Kaiser Foundation Hospitals	3.500%	4/1/22	175	175
	Kaiser Foundation Hospitals	3.150%	5/1/27	475	454
	Kaiser Foundation Hospitals	4.875%	4/1/42	925	1,022
	Kaiser Foundation Hospitals	4.150%	5/1/47	675	672
	Kellogg Co.	4.150%	11/15/19	250	253
	Kellogg Co.	4.000%	12/15/20	570	578
	Kellogg Co.	3.250%	5/14/21	325	324
	Kellogg Co.	2.650%	12/1/23	250	237
	Kellogg Co.	3.250%	4/1/26	950	893
	Kellogg Co.	3.400%	11/15/27	950	882
	Kellogg Co.	4.300%	5/15/28	375	373
	Kellogg Co.	7.450%	4/1/31	200	250
	Kellogg Co.	4.500%	4/1/46	625	590
	Keurig Dr Pepper Inc.	2.000%	1/15/20	500	493
12	Keurig Dr Pepper Inc.	3.551%	5/25/21	850	848
12	Keurig Dr Pepper Inc.	4.057%	5/25/23	1,950	1,948
	Keurig Dr Pepper Inc.	3.130%	12/15/23	400	381
12	Keurig Dr Pepper Inc.	4.417%	5/25/25	850	851
	Keurig Dr Pepper Inc.	3.400%	11/15/25	250	236
	Keurig Dr Pepper Inc.	2.550%	9/15/26	275	240
	Keurig Dr Pepper Inc.	3.430%	6/15/27	475	440
12	Keurig Dr Pepper Inc.	4.597%	5/25/28	2,250	2,259
	Keurig Dr Pepper Inc.	7.450%	5/1/38	41	52
12	Keurig Dr Pepper Inc.	4.985%	5/25/38	425	429
	Keurig Dr Pepper Inc.	4.500%	11/15/45	575	529
	Keurig Dr Pepper Inc.	4.420%	12/15/46	325	294
12	Keurig Dr Pepper Inc.	5.085%	5/25/48	625	634
	Kimberly-Clark Corp.	1.850%	3/1/20	1,103	1,081
	Kimberly-Clark Corp.	3.625%	8/1/20	250	252
	Kimberly-Clark Corp.	3.875%	3/1/21	560	568
	Kimberly-Clark Corp.	2.400%	3/1/22	250	242
	Kimberly-Clark Corp.	2.400%	6/1/23	150	143
	Kimberly-Clark Corp.	3.050%	8/15/25	100	96
	Kimberly-Clark Corp.	2.750%	2/15/26	350	327
	Kimberly-Clark Corp.	5.300%	3/1/41	825	942
	Kimberly-Clark Corp.	3.700%	6/1/43	175	160
	Kimberly-Clark Corp.	3.200%	7/30/46	600	507
	Kimberly-Clark Corp.	3.900%	5/4/47	100	96
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	525	570
	Koninklijke Philips NV	6.875%	3/11/38	300	388
	Koninklijke Philips NV	5.000%	3/15/42	535	581
	Kraft Foods Group Inc.	5.375%	2/10/20	78	80
	Kraft Foods Group Inc.	6.875%	1/26/39	825	964
	Kraft Foods Group Inc.	6.500%	2/9/40	600	671
	Kraft Foods Group Inc.	5.000%	6/4/42	1,755	1,673
	Kraft Heinz Foods Co.	2.800%	7/2/20	2,500	2,479
	Kraft Heinz Foods Co.	3.500%	7/15/22	720	715
	Kraft Heinz Foods Co.	4.000%	6/15/23	1,200	1,204
	Kraft Heinz Foods Co.	3.950%	7/15/25	1,625	1,599
	Kraft Heinz Foods Co.	3.000%	6/1/26	1,625	1,479
	Kraft Heinz Foods Co.	4.625%	1/30/29	1,050	1,044
	Kraft Heinz Foods Co.	5.000%	7/15/35	825	815
	Kraft Heinz Foods Co.	5.200%	7/15/45	1,500	1,466
	Kraft Heinz Foods Co.	4.375%	6/1/46	2,575	2,262

Kroger Co.	6.150%	1/15/20	1,010	1,050
Kroger Co.	3.300%	1/15/21	700	697
Kroger Co.	2.600%	2/1/21	200	196
Kroger Co.	2.950%	11/1/21	2,335	2,294
Kroger Co.	3.850%	8/1/23	325	325
Kroger Co.	4.000%	2/1/24	400	399
Kroger Co.	2.650%	10/15/26	775	689
Kroger Co.	3.700%	8/1/27	100	96
Kroger Co.	7.700%	6/1/29	200	243
Kroger Co.	8.000%	9/15/29	750	925
Kroger Co.	6.900%	4/15/38	375	450
Kroger Co.	5.150%	8/1/43	350	346
Kroger Co.	3.875%	10/15/46	325	272
Kroger Co.	4.450%	2/1/47	1,650	1,519
Kroger Co.	4.650%	1/15/48	425	399
Laboratory Corp. of America Holdings	2.625%	2/1/20	250	248
Laboratory Corp. of America Holdings	3.200%	2/1/22	375	370
Laboratory Corp. of America Holdings	3.750%	8/23/22	225	225
Laboratory Corp. of America Holdings	3.250%	9/1/24	500	478
Laboratory Corp. of America Holdings	3.600%	2/1/25	825	802
Laboratory Corp. of America Holdings	3.600%	9/1/27	450	430
Laboratory Corp. of America Holdings	4.700%	2/1/45	750	727
Life Technologies Corp.	6.000%	3/1/20	485	502
Life Technologies Corp.	5.000%	1/15/21	375	384
7 Mayo Clinic	3.774%	11/15/43	625	598
7 Mayo Clinic	4.000%	11/15/47	150	145
7 Mayo Clinic	4.128%	11/15/52	125	124
McCormick & Co. Inc.	3.900%	7/15/21	100	101
McCormick & Co. Inc.	3.150%	8/15/24	600	577
McCormick & Co. Inc.	3.400%	8/15/27	800	761
McKesson Corp.	2.700%	12/15/22	2,520	2,413
McKesson Corp.	3.796%	3/15/24	100	99
McKesson Corp.	3.950%	2/16/28	150	145
Mead Johnson Nutrition Co.	4.900%	11/1/19	625	637
Mead Johnson Nutrition Co.	3.000%	11/15/20	500	498
Mead Johnson Nutrition Co.	4.125%	11/15/25	475	481
Mead Johnson Nutrition Co.	5.900%	11/1/39	390	462
Mead Johnson Nutrition Co.	4.600%	6/1/44	325	330
Medco Health Solutions Inc.	4.125%	9/15/20	410	415
Medtronic Global Holdings SCA	3.350%	4/1/27	525	512
Medtronic Inc.	2.500%	3/15/20	2,206	2,190
Medtronic Inc.	4.125%	3/15/21	410	418
Medtronic Inc.	3.125%	3/15/22	2,475	2,459
Medtronic Inc.	3.150%	3/15/22	1,725	1,714
Medtronic Inc.	3.625%	3/15/24	850	854
Medtronic Inc.	3.500%	3/15/25	3,285	3,258
Medtronic Inc.	4.375%	3/15/35	1,992	2,059
Medtronic Inc.	5.550%	3/15/40	275	319
Medtronic Inc.	4.500%	3/15/42	1,413	1,457
Medtronic Inc.	4.625%	3/15/44	293	307
Medtronic Inc.	4.625%	3/15/45	3,850	4,072
Memorial Sloan-Kettering Cancer Center
New York GO	5.000%	7/1/42	100	113
Memorial Sloan-Kettering Cancer Center
New York GO	4.125%	7/1/52	450	443
Memorial Sloan-Kettering Cancer Center
New York GO	4.200%	7/1/55	150	149

	Merck & Co. Inc.	1.850%	2/10/20	1,325	1,307
	Merck & Co. Inc.	3.875%	1/15/21	625	636
	Merck & Co. Inc.	2.350%	2/10/22	100	97
	Merck & Co. Inc.	2.400%	9/15/22	925	897
	Merck & Co. Inc.	2.800%	5/18/23	3,325	3,257
	Merck & Co. Inc.	2.750%	2/10/25	2,250	2,160
	Merck & Co. Inc.	3.600%	9/15/42	375	350
	Merck & Co. Inc.	4.150%	5/18/43	805	820
	Merck & Co. Inc.	3.700%	2/10/45	2,795	2,677
	Molson Coors Brewing Co.	2.250%	3/15/20	525	517
	Molson Coors Brewing Co.	2.100%	7/15/21	775	745
	Molson Coors Brewing Co.	3.500%	5/1/22	75	74
	Molson Coors Brewing Co.	3.000%	7/15/26	1,650	1,496
	Molson Coors Brewing Co.	5.000%	5/1/42	700	696
	Molson Coors Brewing Co.	4.200%	7/15/46	1,710	1,510
	Mondelez International Inc.	4.625%	5/7/48	250	244
7	Montefiore Obligated Group	5.246%	11/1/48	800	805
7	Mount Sinai Hospitals Group Inc.	3.981%	7/1/48	200	188
	Mylan Inc.	4.200%	11/29/23	925	916
12	Mylan Inc.	4.550%	4/15/28	625	610
	Mylan Inc.	5.400%	11/29/43	550	520
12	Mylan Inc.	5.200%	4/15/48	625	577
	Mylan NV	3.150%	6/15/21	975	960
	Mylan NV	3.950%	6/15/26	1,725	1,629
	Mylan NV	5.250%	6/15/46	775	724
	New York & Presbyterian Hospital	4.024%	8/1/45	480	469
	New York & Presbyterian Hospital	4.063%	8/1/56	425	405
	Newell Brands Inc.	2.875%	12/1/19	225	224
	Newell Brands Inc.	3.150%	4/1/21	960	944
	Newell Brands Inc.	3.850%	4/1/23	2,485	2,432
	Newell Brands Inc.	4.000%	12/1/24	400	386
	Newell Brands Inc.	3.900%	11/1/25	350	325
	Newell Brands Inc.	4.200%	4/1/26	1,525	1,449
	Newell Brands Inc.	5.375%	4/1/36	925	882
	Newell Brands Inc.	5.500%	4/1/46	1,450	1,381
	Northwell Healthcare Inc.	3.979%	11/1/46	600	543
	Northwell Healthcare Inc.	4.260%	11/1/47	850	807
	Novartis Capital Corp.	1.800%	2/14/20	1,500	1,477
	Novartis Capital Corp.	4.400%	4/24/20	725	741
	Novartis Capital Corp.	2.400%	5/17/22	1,500	1,454
	Novartis Capital Corp.	2.400%	9/21/22	1,150	1,111
	Novartis Capital Corp.	3.400%	5/6/24	1,000	1,001
	Novartis Capital Corp.	3.000%	11/20/25	900	863
	Novartis Capital Corp.	3.100%	5/17/27	900	862
	Novartis Capital Corp.	3.700%	9/21/42	525	501
	Novartis Capital Corp.	4.400%	5/6/44	1,600	1,699
	Novartis Capital Corp.	4.000%	11/20/45	1,025	1,027
	NYU Hospitals Center	4.784%	7/1/44	325	346
7	NYU Hospitals Center	4.368%	7/1/47	425	431
	Orlando Health Obligated Group	4.089%	10/1/48	225	218
	Partners Healthcare System Inc.	3.765%	7/1/48	150	136
	Partners Healthcare System Inc.	4.117%	7/1/55	275	260
	Pepsi Bottling Group Inc.	7.000%	3/1/29	875	1,115
	PepsiCo Inc.	1.350%	10/4/19	300	295
	PepsiCo Inc.	1.850%	4/30/20	1,475	1,449
	PepsiCo Inc.	2.150%	10/14/20	1,075	1,057
	PepsiCo Inc.	3.125%	11/1/20	30	30

PepsiCo Inc.	2.000%	4/15/21	100	97
PepsiCo Inc.	3.000%	8/25/21	1,070	1,067
PepsiCo Inc.	1.700%	10/6/21	300	288
PepsiCo Inc.	2.750%	3/5/22	1,650	1,625
PepsiCo Inc.	2.250%	5/2/22	275	266
PepsiCo Inc.	2.750%	3/1/23	1,000	977
PepsiCo Inc.	3.600%	3/1/24	600	605
PepsiCo Inc.	2.750%	4/30/25	1,725	1,650
PepsiCo Inc.	3.500%	7/17/25	1,425	1,424
PepsiCo Inc.	2.375%	10/6/26	575	525
PepsiCo Inc.	3.000%	10/15/27	1,800	1,717
PepsiCo Inc.	5.500%	1/15/40	500	590
PepsiCo Inc.	4.875%	11/1/40	165	181
PepsiCo Inc.	4.000%	3/5/42	741	731
PepsiCo Inc.	3.600%	8/13/42	725	670
PepsiCo Inc.	4.250%	10/22/44	525	531
PepsiCo Inc.	4.600%	7/17/45	785	834
PepsiCo Inc.	4.450%	4/14/46	1,075	1,122
PepsiCo Inc.	3.450%	10/6/46	850	764
PepsiCo Inc.	4.000%	5/2/47	775	753
PerkinElmer Inc.	5.000%	11/15/21	615	635
Perrigo Finance Unlimited Co.	3.500%	12/15/21	811	798
Perrigo Finance Unlimited Co.	3.900%	12/15/24	600	580
Perrigo Finance Unlimited Co.	4.375%	3/15/26	375	366
Perrigo Finance Unlimited Co.	4.900%	12/15/44	1,148	1,036
Pfizer Inc.	1.700%	12/15/19	1,000	987
Pfizer Inc.	1.950%	6/3/21	900	874
Pfizer Inc.	3.000%	9/15/21	600	600
Pfizer Inc.	2.200%	12/15/21	825	802
Pfizer Inc.	3.000%	6/15/23	4,396	4,340
Pfizer Inc.	3.200%	9/15/23	475	471
Pfizer Inc.	3.400%	5/15/24	200	200
Pfizer Inc.	2.750%	6/3/26	800	753
Pfizer Inc.	3.000%	12/15/26	2,350	2,253
Pfizer Inc.	3.600%	9/15/28	875	865
Pfizer Inc.	4.000%	12/15/36	1,050	1,035
Pfizer Inc.	4.100%	9/15/38	600	599
Pfizer Inc.	7.200%	3/15/39	1,015	1,401
Pfizer Inc.	4.300%	6/15/43	1,500	1,511
Pfizer Inc.	4.400%	5/15/44	925	949
Pfizer Inc.	4.125%	12/15/46	1,175	1,166
Pfizer Inc.	4.200%	9/15/48	875	876
Philip Morris International Inc.	2.000%	2/21/20	725	714
Philip Morris International Inc.	1.875%	2/25/21	475	459
Philip Morris International Inc.	4.125%	5/17/21	195	199
Philip Morris International Inc.	2.375%	8/17/22	550	528
Philip Morris International Inc.	2.500%	11/2/22	1,600	1,540
Philip Morris International Inc.	2.625%	3/6/23	550	528
Philip Morris International Inc.	2.125%	5/10/23	450	424
Philip Morris International Inc.	3.600%	11/15/23	400	400
Philip Morris International Inc.	3.250%	11/10/24	875	855
Philip Morris International Inc.	3.375%	8/11/25	675	657
Philip Morris International Inc.	2.750%	2/25/26	1,205	1,119
Philip Morris International Inc.	3.125%	8/17/27	425	401
Philip Morris International Inc.	3.125%	3/2/28	400	377
Philip Morris International Inc.	6.375%	5/16/38	575	691
Philip Morris International Inc.	4.375%	11/15/41	1,175	1,139

Philip Morris International Inc.	4.500%	3/20/42	575	557
Philip Morris International Inc.	3.875%	8/21/42	75	67
Philip Morris International Inc.	4.125%	3/4/43	850	788
Philip Morris International Inc.	4.875%	11/15/43	1,100	1,122
Philip Morris International Inc.	4.250%	11/10/44	925	871
7 Procter & Gamble - Esop	9.360%	1/1/21	320	343
Procter & Gamble Co.	1.750%	10/25/19	500	495
Procter & Gamble Co.	1.900%	11/1/19	475	470
Procter & Gamble Co.	1.900%	10/23/20	675	660
Procter & Gamble Co.	1.850%	2/2/21	400	389
Procter & Gamble Co.	1.700%	11/3/21	1,000	960
Procter & Gamble Co.	3.100%	8/15/23	1,100	1,093
Procter & Gamble Co.	2.700%	2/2/26	400	380
Procter & Gamble Co.	2.450%	11/3/26	700	648
Procter & Gamble Co.	3.500%	10/25/47	750	696
Providence St. Joseph Health Obligated
Group	2.746%	10/1/26	125	115
7 Providence St. Joseph Health Obligated
Group	3.744%	10/1/47	325	294
7 Providence St. Joseph Health Obligated
Group	3.930%	10/1/48	400	376
Quest Diagnostics Inc.	4.750%	1/30/20	300	306
Quest Diagnostics Inc.	2.500%	3/30/20	160	158
Quest Diagnostics Inc.	4.250%	4/1/24	300	303
Quest Diagnostics Inc.	3.500%	3/30/25	250	240
Quest Diagnostics Inc.	3.450%	6/1/26	425	403
Quest Diagnostics Inc.	5.750%	1/30/40	61	64
Quest Diagnostics Inc.	4.700%	3/30/45	200	193
Reynolds American Inc.	3.250%	6/12/20	825	823
Reynolds American Inc.	4.000%	6/12/22	600	604
Reynolds American Inc.	4.850%	9/15/23	250	258
Reynolds American Inc.	4.450%	6/12/25	2,531	2,552
Reynolds American Inc.	5.700%	8/15/35	700	747
Reynolds American Inc.	8.125%	5/1/40	400	523
Reynolds American Inc.	7.000%	8/4/41	150	178
Reynolds American Inc.	5.850%	8/15/45	1,785	1,928
RWJ Barnabas Health Inc.	3.949%	7/1/46	350	323
Sanofi	4.000%	3/29/21	1,360	1,385
Sanofi	3.375%	6/19/23	1,100	1,100
Sanofi	3.625%	6/19/28	1,000	990
Shire Acquisitions Investments Ireland DAC	2.400%	9/23/21	3,350	3,228
Shire Acquisitions Investments Ireland DAC	2.875%	9/23/23	3,350	3,160
Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	2,585	2,386
SSM Health Care Corp.	3.688%	6/1/23	575	573
SSM Health Care Corp.	3.823%	6/1/27	375	371
Stanford Health Care	3.795%	11/15/48	450	426
Stryker Corp.	4.375%	1/15/20	100	102
Stryker Corp.	2.625%	3/15/21	625	616
Stryker Corp.	3.375%	5/15/24	1,000	981
Stryker Corp.	3.375%	11/1/25	500	481
Stryker Corp.	3.500%	3/15/26	890	861
Stryker Corp.	3.650%	3/7/28	450	438
Stryker Corp.	4.375%	5/15/44	275	264
Stryker Corp.	4.625%	3/15/46	780	789
Sutter Health	3.695%	8/15/28	300	294
Sutter Health	4.091%	8/15/48	375	355
Sysco Corp.	2.600%	10/1/20	425	420

Sysco Corp.	2.500%	7/15/21	300	293
Sysco Corp.	2.600%	6/12/22	346	336
Sysco Corp.	3.750%	10/1/25	425	419
Sysco Corp.	3.300%	7/15/26	975	930
Sysco Corp.	3.250%	7/15/27	2,125	1,998
Sysco Corp.	4.850%	10/1/45	125	128
Sysco Corp.	4.500%	4/1/46	550	540
Sysco Corp.	4.450%	3/15/48	425	414
7 Texas Health Resources	4.330%	11/15/55	100	101
Thermo Fisher Scientific Inc.	4.500%	3/1/21	500	513
Thermo Fisher Scientific Inc.	3.600%	8/15/21	700	702
Thermo Fisher Scientific Inc.	3.300%	2/15/22	600	595
Thermo Fisher Scientific Inc.	3.150%	1/15/23	2,575	2,520
Thermo Fisher Scientific Inc.	3.000%	4/15/23	475	460
Thermo Fisher Scientific Inc.	3.650%	12/15/25	425	416
Thermo Fisher Scientific Inc.	2.950%	9/19/26	800	739
Thermo Fisher Scientific Inc.	3.200%	8/15/27	650	607
Thermo Fisher Scientific Inc.	5.300%	2/1/44	600	658
Thermo Fisher Scientific Inc.	4.100%	8/15/47	400	374
Trinity Health Corp.	4.125%	12/1/45	450	433
Tupperware Brands Corp.	4.750%	6/1/21	430	437
Tyson Foods Inc.	2.250%	8/23/21	50	48
Tyson Foods Inc.	4.500%	6/15/22	725	748
Tyson Foods Inc.	3.900%	9/28/23	475	478
Tyson Foods Inc.	3.950%	8/15/24	1,125	1,122
Tyson Foods Inc.	3.550%	6/2/27	1,025	967
Tyson Foods Inc.	4.875%	8/15/34	800	806
Tyson Foods Inc.	5.150%	8/15/44	350	356
Tyson Foods Inc.	4.550%	6/2/47	600	556
Tyson Foods Inc.	5.100%	9/28/48	450	458
Unilever Capital Corp.	2.100%	7/30/20	725	708
Unilever Capital Corp.	4.250%	2/10/21	805	823
Unilever Capital Corp.	1.375%	7/28/21	400	379
Unilever Capital Corp.	3.000%	3/7/22	450	445
Unilever Capital Corp.	3.250%	3/7/24	1,000	984
Unilever Capital Corp.	2.600%	5/5/24	875	832
Unilever Capital Corp.	3.100%	7/30/25	550	532
Unilever Capital Corp.	2.000%	7/28/26	550	487
Unilever Capital Corp.	3.500%	3/22/28	1,250	1,225
Whirlpool Corp.	4.850%	6/15/21	200	205
Whirlpool Corp.	4.700%	6/1/22	775	799
Whirlpool Corp.	4.000%	3/1/24	275	273
Whirlpool Corp.	3.700%	5/1/25	400	387
Whirlpool Corp.	4.500%	6/1/46	488	432
Wyeth LLC	7.250%	3/1/23	350	405
Wyeth LLC	6.450%	2/1/24	1,405	1,603
Wyeth LLC	6.500%	2/1/34	500	625
Wyeth LLC	6.000%	2/15/36	410	499
Wyeth LLC	5.950%	4/1/37	1,655	1,996
Zeneca Wilmington Inc.	7.000%	11/15/23	600	690
Zimmer Biomet Holdings Inc.	4.625%	11/30/19	205	208
Zimmer Biomet Holdings Inc.	2.700%	4/1/20	1,950	1,931
Zimmer Biomet Holdings Inc.	3.375%	11/30/21	770	761
Zimmer Biomet Holdings Inc.	3.150%	4/1/22	650	637
Zimmer Biomet Holdings Inc.	3.700%	3/19/23	225	224
Zimmer Biomet Holdings Inc.	3.550%	4/1/25	1,375	1,319
Zimmer Biomet Holdings Inc.	5.750%	11/30/39	200	220

Zimmer Biomet Holdings Inc.	4.450%	8/15/45	430	401
Zoetis Inc.	3.450%	11/13/20	325	325
Zoetis Inc.	3.250%	8/20/21	250	250
Zoetis Inc.	3.250%	2/1/23	1,475	1,451
Zoetis Inc.	4.500%	11/13/25	350	360
Zoetis Inc.	3.000%	9/12/27	700	649
Zoetis Inc.	3.900%	8/20/28	300	297
Zoetis Inc.	4.700%	2/1/43	825	843
Zoetis Inc.	3.950%	9/12/47	450	407
Zoetis Inc.	4.450%	8/20/48	325	325

Energy (1.0%)
Anadarko Finance Co.	7.500%	5/1/31	500	614
Anadarko Petroleum Corp.	4.850%	3/15/21	200	206
Anadarko Petroleum Corp.	5.550%	3/15/26	2,300	2,440
Anadarko Petroleum Corp.	6.450%	9/15/36	1,000	1,137
Anadarko Petroleum Corp.	7.950%	6/15/39	125	161
Anadarko Petroleum Corp.	6.200%	3/15/40	450	499
Anadarko Petroleum Corp.	4.500%	7/15/44	1,900	1,720
Anadarko Petroleum Corp.	6.600%	3/15/46	700	824
Andeavor	5.375%	10/1/22	50	51
Andeavor	4.750%	12/15/23	2,000	2,070
Andeavor	5.125%	12/15/26	825	864
Andeavor	3.800%	4/1/28	800	763
Andeavor	4.500%	4/1/48	1,000	928
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	3.500%	12/1/22	200	196
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	4.250%	12/1/27	2,560	2,502
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.	5.200%	12/1/47	250	250
Apache Corp.	3.625%	2/1/21	163	163
Apache Corp.	3.250%	4/15/22	678	665
Apache Corp.	2.625%	1/15/23	87	83
Apache Corp.	4.375%	10/15/28	1,350	1,324
Apache Corp.	7.750%	12/15/29	225	277
Apache Corp.	6.000%	1/15/37	709	775
Apache Corp.	5.100%	9/1/40	850	838
Apache Corp.	5.250%	2/1/42	475	474
Apache Corp.	4.750%	4/15/43	900	852
Apache Corp.	4.250%	1/15/44	800	709
Baker Hughes a GE Co. LLC	5.125%	9/15/40	795	837
Baker Hughes a GE Co. LLC / Baker
Hughes Co-Obligor Inc.	2.773%	12/15/22	1,500	1,451
Baker Hughes a GE Co. LLC / Baker
Hughes Co-Obligor Inc.	3.337%	12/15/27	500	469
Baker Hughes a GE Co. LLC / Baker
Hughes Co-Obligor Inc.	4.080%	12/15/47	2,000	1,806
Boardwalk Pipelines LP	3.375%	2/1/23	350	338
Boardwalk Pipelines LP	4.950%	12/15/24	525	533
Boardwalk Pipelines LP	5.950%	6/1/26	700	741
Boardwalk Pipelines LP	4.450%	7/15/27	300	289
BP Capital Markets America Inc.	3.796%	9/21/25	575	576
BP Capital Markets America Inc.	3.937%	9/21/28	800	805
BP Capital Markets plc	2.521%	1/15/20	400	398
BP Capital Markets plc	2.315%	2/13/20	375	372
BP Capital Markets plc	4.500%	10/1/20	1,425	1,460

BP Capital Markets plc	4.742%	3/11/21	1,010	1,045
BP Capital Markets plc	2.112%	9/16/21	1,000	966
BP Capital Markets plc	3.561%	11/1/21	1,775	1,785
BP Capital Markets plc	3.062%	3/17/22	450	444
BP Capital Markets plc	3.245%	5/6/22	1,076	1,068
BP Capital Markets plc	2.520%	9/19/22	450	434
BP Capital Markets plc	2.500%	11/6/22	889	859
BP Capital Markets plc	2.750%	5/10/23	1,825	1,763
BP Capital Markets plc	3.994%	9/26/23	350	356
BP Capital Markets plc	3.216%	11/28/23	2,500	2,452
BP Capital Markets plc	3.535%	11/4/24	1,335	1,323
BP Capital Markets plc	3.506%	3/17/25	1,100	1,084
BP Capital Markets plc	3.119%	5/4/26	2,800	2,666
BP Capital Markets plc	3.279%	9/19/27	1,750	1,672
BP Capital Markets plc	3.723%	11/28/28	685	676
Buckeye Partners LP	3.950%	12/1/26	2,200	2,029
Buckeye Partners LP	4.125%	12/1/27	150	138
Buckeye Partners LP	5.850%	11/15/43	250	240
Buckeye Partners LP	5.600%	10/15/44	175	163
Burlington Resources Finance Co.	7.400%	12/1/31	600	766
Canadian Natural Resources Ltd.	3.450%	11/15/21	1,175	1,169
Canadian Natural Resources Ltd.	2.950%	1/15/23	800	773
Canadian Natural Resources Ltd.	3.850%	6/1/27	900	878
Canadian Natural Resources Ltd.	7.200%	1/15/32	500	618
Canadian Natural Resources Ltd.	6.450%	6/30/33	400	470
Canadian Natural Resources Ltd.	5.850%	2/1/35	500	551
Canadian Natural Resources Ltd.	6.500%	2/15/37	500	594
Canadian Natural Resources Ltd.	6.250%	3/15/38	750	885
Canadian Natural Resources Ltd.	6.750%	2/1/39	1,000	1,222
Canadian Natural Resources Ltd.	4.950%	6/1/47	300	312
Cenovus Energy Inc.	5.700%	10/15/19	350	358
Cenovus Energy Inc.	4.250%	4/15/27	2,000	1,933
Cenovus Energy Inc.	5.250%	6/15/37	500	494
Cenovus Energy Inc.	6.750%	11/15/39	900	1,016
Cenovus Energy Inc.	5.200%	9/15/43	880	847
Cenovus Energy Inc.	5.400%	6/15/47	1,225	1,233
Chevron Corp.	2.193%	11/15/19	1,800	1,788
Chevron Corp.	1.961%	3/3/20	2,452	2,420
Chevron Corp.	1.991%	3/3/20	400	395
Chevron Corp.	2.419%	11/17/20	600	592
Chevron Corp.	2.100%	5/16/21	1,200	1,170
Chevron Corp.	2.498%	3/3/22	400	391
Chevron Corp.	2.355%	12/5/22	5,995	5,749
Chevron Corp.	3.191%	6/24/23	1,175	1,166
Chevron Corp.	2.895%	3/3/24	100	97
Chevron Corp.	3.326%	11/17/25	200	197
Chevron Corp.	2.954%	5/16/26	1,450	1,380
Cimarex Energy Co.	4.375%	6/1/24	900	909
Cimarex Energy Co.	3.900%	5/15/27	600	573
Columbia Pipeline Group Inc.	3.300%	6/1/20	525	524
Columbia Pipeline Group Inc.	4.500%	6/1/25	1,155	1,164
Columbia Pipeline Group Inc.	5.800%	6/1/45	350	388
Concho Resources Inc.	3.750%	10/1/27	200	192
Concho Resources Inc.	4.300%	8/15/28	1,375	1,370
Concho Resources Inc.	4.875%	10/1/47	275	279
ConocoPhillips	5.900%	10/15/32	200	235
ConocoPhillips	5.900%	5/15/38	1,305	1,559

ConocoPhillips	6.500%	2/1/39	1,410	1,823
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	400	481
ConocoPhillips Co.	4.950%	3/15/26	2,693	2,906
ConocoPhillips Co.	4.150%	11/15/34	90	88
ConocoPhillips Co.	4.300%	11/15/44	825	849
ConocoPhillips Co.	5.950%	3/15/46	250	315
ConocoPhillips Holding Co.	6.950%	4/15/29	375	467
Continental Resources Inc.	4.500%	4/15/23	450	458
Continental Resources Inc.	4.375%	1/15/28	900	893
Continental Resources Inc.	4.900%	6/1/44	750	743
Devon Energy Corp.	4.000%	7/15/21	300	303
Devon Energy Corp.	3.250%	5/15/22	500	491
Devon Energy Corp.	7.950%	4/15/32	245	309
Devon Energy Corp.	5.600%	7/15/41	1,060	1,125
Devon Energy Corp.	4.750%	5/15/42	1,700	1,624
Devon Financing Co. LLC	7.875%	9/30/31	1,025	1,271
Dominion Energy Gas Holdings LLC	2.800%	11/15/20	500	493
Dominion Energy Gas Holdings LLC	3.550%	11/1/23	250	247
Dominion Energy Gas Holdings LLC	3.600%	12/15/24	250	244
Dominion Energy Gas Holdings LLC	4.800%	11/1/43	500	499
Dominion Energy Gas Holdings LLC	4.600%	12/15/44	400	394
Enable Midstream Partners LP	3.900%	5/15/24	250	242
Enable Midstream Partners LP	4.400%	3/15/27	800	768
Enable Midstream Partners LP	4.950%	5/15/28	300	298
Enable Midstream Partners LP	5.000%	5/15/44	350	316
Enbridge Energy Partners LP	4.200%	9/15/21	325	329
Enbridge Energy Partners LP	5.875%	10/15/25	400	439
Enbridge Energy Partners LP	7.500%	4/15/38	300	385
Enbridge Energy Partners LP	5.500%	9/15/40	475	509
Enbridge Energy Partners LP	7.375%	10/15/45	500	662
Enbridge Inc.	2.900%	7/15/22	450	436
Enbridge Inc.	4.250%	12/1/26	400	403
Enbridge Inc.	3.700%	7/15/27	800	763
Enbridge Inc.	4.500%	6/10/44	525	502
Enbridge Inc.	5.500%	12/1/46	625	690
Encana Corp.	7.375%	11/1/31	500	608
Encana Corp.	6.500%	8/15/34	1,625	1,882
Encana Corp.	6.625%	8/15/37	500	589
Encana Corp.	6.500%	2/1/38	475	557
Energy Transfer Equity LP	4.250%	3/15/23	960	955
Energy Transfer LP	4.150%	10/1/20	1,125	1,140
Energy Transfer LP	4.650%	6/1/21	840	860
Energy Transfer LP	5.200%	2/1/22	1,600	1,662
Energy Transfer LP	3.600%	2/1/23	825	807
Energy Transfer LP	4.050%	3/15/25	2,000	1,957
Energy Transfer LP	4.750%	1/15/26	300	302
Energy Transfer LP	4.200%	4/15/27	300	289
Energy Transfer LP	4.900%	3/15/35	250	235
Energy Transfer LP	6.625%	10/15/36	150	167
Energy Transfer LP	7.500%	7/1/38	500	598
Energy Transfer LP	6.050%	6/1/41	1,650	1,708
Energy Transfer LP	6.500%	2/1/42	300	331
Energy Transfer LP	5.150%	2/1/43	425	398
Energy Transfer LP	5.150%	3/15/45	250	236
Energy Transfer LP	6.125%	12/15/45	1,200	1,275
Energy Transfer LP	5.300%	4/15/47	1,300	1,258
Energy Transfer Partners LP	4.200%	9/15/23	100	101

Energy Transfer Partners LP	4.950%	6/15/28	850	868
Energy Transfer Partners LP	5.800%	6/15/38	650	675
Energy Transfer Partners LP	6.000%	6/15/48	850	905
Enterprise Products Operating LLC	2.550%	10/15/19	300	299
Enterprise Products Operating LLC	5.200%	9/1/20	2,235	2,310
Enterprise Products Operating LLC	2.800%	2/15/21	400	395
Enterprise Products Operating LLC	4.050%	2/15/22	175	178
Enterprise Products Operating LLC	3.350%	3/15/23	350	346
Enterprise Products Operating LLC	3.900%	2/15/24	2,050	2,067
Enterprise Products Operating LLC	3.750%	2/15/25	650	649
Enterprise Products Operating LLC	3.700%	2/15/26	600	591
Enterprise Products Operating LLC	3.950%	2/15/27	200	200
Enterprise Products Operating LLC	6.875%	3/1/33	1,400	1,724
Enterprise Products Operating LLC	7.550%	4/15/38	450	589
Enterprise Products Operating LLC	5.950%	2/1/41	495	572
Enterprise Products Operating LLC	4.850%	8/15/42	1,850	1,895
Enterprise Products Operating LLC	4.450%	2/15/43	600	582
Enterprise Products Operating LLC	4.850%	3/15/44	1,780	1,801
Enterprise Products Operating LLC	5.100%	2/15/45	159	166
Enterprise Products Operating LLC	4.900%	5/15/46	1,600	1,647
Enterprise Products Operating LLC	4.250%	2/15/48	900	840
Enterprise Products Operating LLC	4.950%	10/15/54	200	199
7 Enterprise Products Operating LLC	5.250%	8/16/77	400	375
7 Enterprise Products Operating LLC	5.375%	2/15/78	2,900	2,695
EOG Resources Inc.	4.100%	2/1/21	350	355
EOG Resources Inc.	2.625%	3/15/23	5,100	4,914
EQT Corp.	2.500%	10/1/20	200	195
EQT Corp.	4.875%	11/15/21	600	617
EQT Corp.	3.000%	10/1/22	300	290
EQT Corp.	3.900%	10/1/27	875	820
EQT Midstream Partners LP	4.750%	7/15/23	1,225	1,242
EQT Midstream Partners LP	4.125%	12/1/26	500	471
EQT Midstream Partners LP	5.500%	7/15/28	700	718
EQT Midstream Partners LP	6.500%	7/15/48	465	495
Exxon Mobil Corp.	1.912%	3/6/20	413	408
Exxon Mobil Corp.	2.222%	3/1/21	1,500	1,466
Exxon Mobil Corp.	2.397%	3/6/22	1,250	1,217
Exxon Mobil Corp.	2.726%	3/1/23	5,050	4,945
Exxon Mobil Corp.	2.709%	3/6/25	1,100	1,054
Exxon Mobil Corp.	3.043%	3/1/26	1,350	1,303
Exxon Mobil Corp.	3.567%	3/6/45	650	607
Exxon Mobil Corp.	4.114%	3/1/46	1,800	1,816
Halliburton Co.	3.250%	11/15/21	1,565	1,567
Halliburton Co.	3.500%	8/1/23	950	943
Halliburton Co.	3.800%	11/15/25	2,250	2,230
Halliburton Co.	4.850%	11/15/35	1,000	1,047
Halliburton Co.	6.700%	9/15/38	580	720
Halliburton Co.	7.450%	9/15/39	450	602
Halliburton Co.	4.500%	11/15/41	675	661
Halliburton Co.	4.750%	8/1/43	725	740
Halliburton Co.	5.000%	11/15/45	1,200	1,278
Helmerich & Payne International Drilling
Co.	4.650%	3/15/25	300	306
Hess Corp.	3.500%	7/15/24	200	190
Hess Corp.	4.300%	4/1/27	500	483
Hess Corp.	7.875%	10/1/29	375	452
Hess Corp.	7.125%	3/15/33	415	475

Hess Corp.	6.000%	1/15/40	1,325	1,378
Hess Corp.	5.600%	2/15/41	1,025	1,036
Hess Corp.	5.800%	4/1/47	400	421
Husky Energy Inc.	7.250%	12/15/19	505	528
Husky Energy Inc.	3.950%	4/15/22	450	453
Husky Energy Inc.	4.000%	4/15/24	500	499
Husky Energy Inc.	6.800%	9/15/37	300	370
Kerr-McGee Corp.	6.950%	7/1/24	1,000	1,127
Kerr-McGee Corp.	7.875%	9/15/31	150	187
Kinder Morgan Energy Partners LP	6.500%	4/1/20	1,850	1,933
Kinder Morgan Energy Partners LP	5.800%	3/1/21	750	788
Kinder Morgan Energy Partners LP	5.000%	10/1/21	1,923	1,997
Kinder Morgan Energy Partners LP	4.150%	3/1/22	175	177
Kinder Morgan Energy Partners LP	3.950%	9/1/22	1,525	1,535
Kinder Morgan Energy Partners LP	3.500%	9/1/23	1,225	1,200
Kinder Morgan Energy Partners LP	4.300%	5/1/24	425	429
Kinder Morgan Energy Partners LP	4.250%	9/1/24	3,000	3,015
Kinder Morgan Energy Partners LP	7.300%	8/15/33	175	212
Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	323
Kinder Morgan Energy Partners LP	6.500%	2/1/37	400	446
Kinder Morgan Energy Partners LP	6.950%	1/15/38	335	405
Kinder Morgan Energy Partners LP	6.500%	9/1/39	1,575	1,778
Kinder Morgan Energy Partners LP	6.550%	9/15/40	1,000	1,139
Kinder Morgan Energy Partners LP	7.500%	11/15/40	300	371
Kinder Morgan Energy Partners LP	5.000%	8/15/42	675	656
Kinder Morgan Energy Partners LP	4.700%	11/1/42	1,122	1,050
Kinder Morgan Energy Partners LP	5.000%	3/1/43	500	485
Kinder Morgan Energy Partners LP	5.500%	3/1/44	500	515
Kinder Morgan Inc.	3.050%	12/1/19	175	175
Kinder Morgan Inc.	3.150%	1/15/23	3,525	3,429
Kinder Morgan Inc.	4.300%	6/1/25	1,000	1,008
Kinder Morgan Inc.	4.300%	3/1/28	1,500	1,486
Kinder Morgan Inc.	7.800%	8/1/31	330	409
Kinder Morgan Inc.	7.750%	1/15/32	1,025	1,291
Kinder Morgan Inc.	5.300%	12/1/34	825	851
Kinder Morgan Inc.	5.550%	6/1/45	950	1,002
Kinder Morgan Inc.	5.050%	2/15/46	328	327
Kinder Morgan Inc.	5.200%	3/1/48	600	611
Magellan Midstream Partners LP	5.000%	3/1/26	450	478
Magellan Midstream Partners LP	5.150%	10/15/43	350	363
Magellan Midstream Partners LP	4.250%	9/15/46	300	281
Magellan Midstream Partners LP	4.200%	10/3/47	800	732
Marathon Oil Corp.	2.700%	6/1/20	500	493
Marathon Oil Corp.	2.800%	11/1/22	900	866
Marathon Oil Corp.	3.850%	6/1/25	460	446
Marathon Oil Corp.	4.400%	7/15/27	2,000	1,999
Marathon Oil Corp.	6.800%	3/15/32	1,080	1,267
Marathon Oil Corp.	5.200%	6/1/45	800	835
Marathon Petroleum Corp.	3.400%	12/15/20	700	700
Marathon Petroleum Corp.	5.125%	3/1/21	200	207
Marathon Petroleum Corp.	6.500%	3/1/41	1,450	1,694
Marathon Petroleum Corp.	4.750%	9/15/44	250	240
Marathon Petroleum Corp.	5.000%	9/15/54	500	476
MPLX LP	3.375%	3/15/23	400	391
MPLX LP	4.500%	7/15/23	1,200	1,227
MPLX LP	4.875%	12/1/24	1,000	1,038
MPLX LP	4.875%	6/1/25	600	618

MPLX LP	4.125%	3/1/27	1,600	1,551
MPLX LP	4.000%	3/15/28	1,000	962
MPLX LP	4.500%	4/15/38	1,275	1,199
MPLX LP	5.200%	3/1/47	1,500	1,498
MPLX LP	4.700%	4/15/48	1,000	932
MPLX LP	4.900%	4/15/58	550	499
National Fuel Gas Co.	3.750%	3/1/23	500	490
National Fuel Gas Co.	3.950%	9/15/27	200	184
National Fuel Gas Co.	4.750%	9/1/28	675	658
National Oilwell Varco Inc.	2.600%	12/1/22	1,575	1,495
National Oilwell Varco Inc.	3.950%	12/1/42	700	598
Noble Energy Inc.	4.150%	12/15/21	875	886
Noble Energy Inc.	3.850%	1/15/28	450	424
Noble Energy Inc.	6.000%	3/1/41	1,250	1,337
Noble Energy Inc.	5.250%	11/15/43	450	448
Noble Energy Inc.	4.950%	8/15/47	1,450	1,388
Occidental Petroleum Corp.	4.100%	2/1/21	1,700	1,727
Occidental Petroleum Corp.	3.125%	2/15/22	750	741
Occidental Petroleum Corp.	2.700%	2/15/23	1,403	1,357
Occidental Petroleum Corp.	3.500%	6/15/25	750	741
Occidental Petroleum Corp.	3.400%	4/15/26	400	391
Occidental Petroleum Corp.	4.625%	6/15/45	750	774
Occidental Petroleum Corp.	4.400%	4/15/46	700	706
Occidental Petroleum Corp.	4.100%	2/15/47	850	820
Occidental Petroleum Corp.	4.200%	3/15/48	825	812
ONEOK Inc.	7.500%	9/1/23	2,125	2,428
ONEOK Inc.	4.000%	7/13/27	150	145
ONEOK Inc.	4.550%	7/15/28	975	979
ONEOK Inc.	4.950%	7/13/47	600	591
ONEOK Inc.	5.200%	7/15/48	800	815
ONEOK Partners LP	3.375%	10/1/22	2,150	2,117
ONEOK Partners LP	4.900%	3/15/25	450	466
ONEOK Partners LP	6.650%	10/1/36	360	418
ONEOK Partners LP	6.125%	2/1/41	1,400	1,543
Patterson-UTI Energy Inc.	3.950%	2/1/28	440	409
Petro-Canada	5.350%	7/15/33	450	483
Petro-Canada	5.950%	5/15/35	500	577
Petro-Canada	6.800%	5/15/38	250	316
Phillips 66	4.300%	4/1/22	1,175	1,205
Phillips 66	3.900%	3/15/28	1,300	1,281
Phillips 66	4.650%	11/15/34	300	302
Phillips 66	5.875%	5/1/42	900	1,035
Phillips 66	4.875%	11/15/44	1,695	1,755
Phillips 66 Partners LP	2.646%	2/15/20	135	134
Phillips 66 Partners LP	3.605%	2/15/25	350	337
Phillips 66 Partners LP	3.550%	10/1/26	1,000	939
Phillips 66 Partners LP	3.750%	3/1/28	100	95
Phillips 66 Partners LP	4.680%	2/15/45	250	236
Phillips 66 Partners LP	4.900%	10/1/46	900	876
Pioneer Natural Resources Co.	7.500%	1/15/20	100	105
Pioneer Natural Resources Co.	3.950%	7/15/22	1,075	1,084
Pioneer Natural Resources Co.	4.450%	1/15/26	1,350	1,380
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	125	128
Plains All American Pipeline LP / PAA
Finance Corp.	3.650%	6/1/22	100	99

Plains All American Pipeline LP / PAA
Finance Corp.	2.850%	1/31/23	1,683	1,594
Plains All American Pipeline LP / PAA
Finance Corp.	3.600%	11/1/24	2,155	2,075
Plains All American Pipeline LP / PAA
Finance Corp.	4.650%	10/15/25	400	403
Plains All American Pipeline LP / PAA
Finance Corp.	4.500%	12/15/26	350	350
Plains All American Pipeline LP / PAA
Finance Corp.	6.650%	1/15/37	350	391
Plains All American Pipeline LP / PAA
Finance Corp.	4.300%	1/31/43	1,350	1,150
Plains All American Pipeline LP / PAA
Finance Corp.	4.900%	2/15/45	500	463
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.875%	3/1/22	1,200	1,268
Regency Energy Partners LP / Regency
Energy Finance Corp.	5.000%	10/1/22	1,050	1,086
Regency Energy Partners LP / Regency
Energy Finance Corp.	4.500%	11/1/23	200	203
Sabine Pass Liquefaction LLC	5.625%	2/1/21	2,600	2,699
Sabine Pass Liquefaction LLC	6.250%	3/15/22	1,775	1,906
Sabine Pass Liquefaction LLC	5.625%	4/15/23	1,825	1,939
Sabine Pass Liquefaction LLC	5.750%	5/15/24	1,700	1,825
Sabine Pass Liquefaction LLC	5.625%	3/1/25	1,650	1,759
Sabine Pass Liquefaction LLC	5.875%	6/30/26	2,400	2,583
Sabine Pass Liquefaction LLC	5.000%	3/15/27	600	616
Sabine Pass Liquefaction LLC	4.200%	3/15/28	600	582
SASOL Financing USA LLC	5.875%	3/27/24	300	306
Schlumberger Investment SA	3.650%	12/1/23	790	796
Shell International Finance BV	4.375%	3/25/20	625	637
Shell International Finance BV	2.125%	5/11/20	400	394
Shell International Finance BV	2.250%	11/10/20	400	394
Shell International Finance BV	1.875%	5/10/21	1,475	1,427
Shell International Finance BV	1.750%	9/12/21	1,000	962
Shell International Finance BV	2.375%	8/21/22	975	943
Shell International Finance BV	2.250%	1/6/23	2,675	2,554
Shell International Finance BV	3.400%	8/12/23	400	400
Shell International Finance BV	3.250%	5/11/25	990	970
Shell International Finance BV	2.875%	5/10/26	2,300	2,184
Shell International Finance BV	2.500%	9/12/26	400	369
Shell International Finance BV	4.125%	5/11/35	2,250	2,273
Shell International Finance BV	6.375%	12/15/38	820	1,056
Shell International Finance BV	5.500%	3/25/40	1,300	1,528
Shell International Finance BV	3.625%	8/21/42	450	413
Shell International Finance BV	4.550%	8/12/43	1,000	1,054
Shell International Finance BV	4.375%	5/11/45	2,900	2,977
Shell International Finance BV	4.000%	5/10/46	1,900	1,851
Shell International Finance BV	3.750%	9/12/46	1,400	1,310
Southern Natural Gas Co. LLC / Southern
Natural Issuing Corp.	4.400%	6/15/21	1,225	1,248
Spectra Energy Partners LP	4.750%	3/15/24	800	825
Spectra Energy Partners LP	3.500%	3/15/25	800	769
Spectra Energy Partners LP	3.375%	10/15/26	275	258
Spectra Energy Partners LP	4.500%	3/15/45	700	668
Suncor Energy Inc.	6.500%	6/15/38	1,540	1,898
Suncor Energy Inc.	6.850%	6/1/39	810	1,035

Suncor Energy Inc.	4.000%	11/15/47	700	655
Sunoco Logistics Partners Operations LP	4.400%	4/1/21	2,550	2,591
Sunoco Logistics Partners Operations LP	4.650%	2/15/22	250	256
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	400	397
Sunoco Logistics Partners Operations LP	5.950%	12/1/25	300	323
Sunoco Logistics Partners Operations LP	4.000%	10/1/27	500	473
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	300	269
Sunoco Logistics Partners Operations LP	5.300%	4/1/44	950	902
Sunoco Logistics Partners Operations LP	5.350%	5/15/45	725	705
Sunoco Logistics Partners Operations LP	5.400%	10/1/47	700	685
TC PipeLines LP	3.900%	5/25/27	200	190
TechnipFMC plc	3.450%	10/1/22	350	341
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	260	299
Texas Eastern Transmission LP	7.000%	7/15/32	500	604
Total Capital Canada Ltd.	2.750%	7/15/23	825	798
Total Capital International SA	2.750%	6/19/21	2,000	1,977
Total Capital International SA	2.875%	2/17/22	1,400	1,378
Total Capital International SA	2.700%	1/25/23	1,025	995
Total Capital International SA	3.700%	1/15/24	725	731
Total Capital International SA	3.750%	4/10/24	250	252
Total Capital SA	4.450%	6/24/20	425	435
Total Capital SA	4.125%	1/28/21	512	522
Total Capital SA	4.250%	12/15/21	300	308
TransCanada PipeLines Ltd.	2.125%	11/15/19	550	544
TransCanada PipeLines Ltd.	3.800%	10/1/20	2,660	2,683
TransCanada PipeLines Ltd.	2.500%	8/1/22	1,000	958
TransCanada PipeLines Ltd.	3.750%	10/16/23	600	599
TransCanada PipeLines Ltd.	4.250%	5/15/28	700	701
TransCanada PipeLines Ltd.	5.600%	3/31/34	800	868
TransCanada PipeLines Ltd.	5.850%	3/15/36	125	142
TransCanada PipeLines Ltd.	6.200%	10/15/37	1,775	2,064
TransCanada PipeLines Ltd.	4.750%	5/15/38	700	708
TransCanada PipeLines Ltd.	7.250%	8/15/38	200	253
TransCanada PipeLines Ltd.	6.100%	6/1/40	200	228
TransCanada PipeLines Ltd.	5.000%	10/16/43	1,400	1,427
TransCanada PipeLines Ltd.	4.875%	5/15/48	1,755	1,798
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	400	391
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	400	389
Valero Energy Corp.	6.125%	2/1/20	500	519
Valero Energy Corp.	3.650%	3/15/25	100	98
Valero Energy Corp.	3.400%	9/15/26	1,520	1,445
Valero Energy Corp.	4.350%	6/1/28	600	602
Valero Energy Corp.	7.500%	4/15/32	675	855
Valero Energy Corp.	6.625%	6/15/37	855	1,029
Valero Energy Corp.	4.900%	3/15/45	400	407
Valero Energy Partners LP	4.375%	12/15/26	200	196
Valero Energy Partners LP	4.500%	3/15/28	400	393
Western Gas Partners LP	5.375%	6/1/21	1,350	1,395
Western Gas Partners LP	3.950%	6/1/25	300	285
Western Gas Partners LP	4.650%	7/1/26	550	541
Western Gas Partners LP	4.500%	3/1/28	100	96
Western Gas Partners LP	4.750%	8/15/28	225	220
Western Gas Partners LP	5.450%	4/1/44	600	564
Western Gas Partners LP	5.300%	3/1/48	600	552
Western Gas Partners LP	5.500%	8/15/48	250	236
Williams Cos Inc.	4.500%	11/15/23	560	570
Williams Cos Inc.	3.900%	1/15/25	1,200	1,166

Williams Cos Inc.	4.000%	9/15/25	1,100	1,081
Williams Cos Inc.	3.750%	6/15/27	700	668
Williams Cos. Inc.	5.250%	3/15/20	3,895	3,992
Williams Cos. Inc.	4.000%	11/15/21	425	427
Williams Cos. Inc.	3.600%	3/15/22	750	746
Williams Cos. Inc.	3.350%	8/15/22	500	491
Williams Cos. Inc.	3.700%	1/15/23	885	874
Williams Cos. Inc.	4.550%	6/24/24	1,800	1,828
Williams Cos. Inc.	6.300%	4/15/40	475	536
Williams Cos. Inc.	5.800%	11/15/43	700	755
Williams Cos. Inc.	5.400%	3/4/44	300	310
Williams Cos. Inc.	5.750%	6/24/44	650	694
Williams Cos. Inc.	4.900%	1/15/45	325	315
Williams Cos. Inc.	5.100%	9/15/45	1,850	1,859
Williams Cos. Inc.	4.850%	3/1/48	675	655

Other Industrial (0.0%)
7 Boston University	4.061%	10/1/48	220	217
California Institute of Technology GO	4.700%	11/1/11	950	968
CBRE Services Inc.	5.250%	3/15/25	275	287
CBRE Services Inc.	4.875%	3/1/26	625	636
Cintas Corp. No 2	2.900%	4/1/22	400	390
Cintas Corp. No 2	3.250%	6/1/22	150	148
Cintas Corp. No 2	3.700%	4/1/27	825	802
Fluor Corp.	3.500%	12/15/24	1,000	974
Fluor Corp.	4.250%	9/15/28	500	492
Howard Hughes Medical Institute Revenue	3.500%	9/1/23	725	729
7 Johns Hopkins University Maryland GO	4.083%	7/1/53	500	485
Massachusetts Institute of Technology GO	5.600%	7/1/11	610	773
Massachusetts Institute of Technology GO	4.678%	7/1/14	700	749
Massachusetts Institute of Technology GO	3.885%	7/1/16	350	315
7 Northwestern University Illinois GO	4.643%	12/1/44	350	383
7 Northwestern University Illinois GO	3.662%	12/1/57	200	188
President & Fellows of Harvard College
Massachusetts GO	3.619%	10/1/37	500	488
7 Rice University Texas GO	3.574%	5/15/45	750	700
Stanford University California GO	3.647%	5/1/48	800	758
7 University of Chicago	4.003%	10/1/53	400	396
7 University of Notre Dame du Lac	3.438%	2/15/45	900	831
University of Notre Dame du Lac	3.394%	2/15/48	325	299
University of Pennsylvania GO	4.674%	9/1/12	625	622
7 University of Southern California GO	3.028%	10/1/39	525	467
7 University of Southern California GO	3.841%	10/1/47	500	493

Technology (0.9%)
Adobe Systems Inc.	4.750%	2/1/20	725	740
Adobe Systems Inc.	3.250%	2/1/25	900	883
Alphabet Inc.	3.625%	5/19/21	350	355
Alphabet Inc.	1.998%	8/15/26	1,500	1,351
Altera Corp.	4.100%	11/15/23	750	764
Amphenol Corp.	2.200%	4/1/20	250	246
Amphenol Corp.	3.125%	9/15/21	250	247
Amphenol Corp.	4.000%	2/1/22	75	76
Amphenol Corp.	3.200%	4/1/24	200	192
Analog Devices Inc.	2.850%	3/12/20	250	249
Analog Devices Inc.	2.500%	12/5/21	300	288
Analog Devices Inc.	2.875%	6/1/23	1,375	1,320

Analog Devices Inc.	3.125%	12/5/23	400	386
Analog Devices Inc.	3.900%	12/15/25	50	49
Analog Devices Inc.	3.500%	12/5/26	1,225	1,173
Apple Inc.	1.800%	11/13/19	850	840
Apple Inc.	1.550%	2/7/20	1,350	1,326
Apple Inc.	1.900%	2/7/20	800	790
Apple Inc.	2.000%	5/6/20	700	690
Apple Inc.	1.800%	5/11/20	500	491
Apple Inc.	2.000%	11/13/20	950	932
Apple Inc.	2.250%	2/23/21	3,200	3,141
Apple Inc.	2.850%	5/6/21	2,125	2,114
Apple Inc.	1.550%	8/4/21	1,400	1,342
Apple Inc.	2.150%	2/9/22	1,500	1,451
Apple Inc.	2.500%	2/9/22	1,250	1,223
Apple Inc.	2.300%	5/11/22	1,025	993
Apple Inc.	2.700%	5/13/22	1,725	1,694
Apple Inc.	2.400%	1/13/23	725	700
Apple Inc.	2.850%	2/23/23	1,375	1,350
Apple Inc.	2.400%	5/3/23	4,690	4,509
Apple Inc.	3.000%	2/9/24	3,425	3,356
Apple Inc.	3.450%	5/6/24	930	930
Apple Inc.	2.850%	5/11/24	1,793	1,736
Apple Inc.	2.750%	1/13/25	2,400	2,300
Apple Inc.	3.200%	5/13/25	1,300	1,273
Apple Inc.	3.250%	2/23/26	3,155	3,081
Apple Inc.	2.450%	8/4/26	1,750	1,611
Apple Inc.	3.200%	5/11/27	3,700	3,566
Apple Inc.	2.900%	9/12/27	2,700	2,544
Apple Inc.	4.500%	2/23/36	1,175	1,270
Apple Inc.	3.850%	5/4/43	2,050	1,965
Apple Inc.	4.450%	5/6/44	825	865
Apple Inc.	3.450%	2/9/45	1,650	1,473
Apple Inc.	4.375%	5/13/45	1,775	1,833
Apple Inc.	4.650%	2/23/46	3,800	4,103
Apple Inc.	3.850%	8/4/46	3,050	2,914
Apple Inc.	4.250%	2/9/47	850	861
Apple Inc.	3.750%	9/12/47	700	653
Apple Inc.	3.750%	11/13/47	1,025	956
Applied Materials Inc.	2.625%	10/1/20	550	543
Applied Materials Inc.	4.300%	6/15/21	1,185	1,217
Applied Materials Inc.	3.900%	10/1/25	550	553
Applied Materials Inc.	3.300%	4/1/27	1,300	1,247
Applied Materials Inc.	5.100%	10/1/35	425	463
Applied Materials Inc.	5.850%	6/15/41	250	298
Applied Materials Inc.	4.350%	4/1/47	1,050	1,040
Arrow Electronics Inc.	3.500%	4/1/22	325	318
Arrow Electronics Inc.	4.500%	3/1/23	400	405
Arrow Electronics Inc.	3.250%	9/8/24	400	378
Arrow Electronics Inc.	4.000%	4/1/25	300	290
Arrow Electronics Inc.	3.875%	1/12/28	250	233
Autodesk Inc.	3.125%	6/15/20	225	223
Autodesk Inc.	3.600%	12/15/22	100	100
Autodesk Inc.	4.375%	6/15/25	250	251
Autodesk Inc.	3.500%	6/15/27	375	349
Avnet Inc.	4.875%	12/1/22	400	410
Avnet Inc.	4.625%	4/15/26	850	846
Baidu Inc.	2.875%	7/6/22	1,050	1,009

	Baidu Inc.	3.500%	11/28/22	1,500	1,471
	Baidu Inc.	3.875%	9/29/23	800	792
	Baidu Inc.	3.625%	7/6/27	575	539
	Baidu Inc.	4.375%	3/29/28	400	394
	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	2.375%	1/15/20	1,210	1,196
	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	2.200%	1/15/21	575	557
	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	3.000%	1/15/22	3,185	3,102
	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	2.650%	1/15/23	2,450	2,315
	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	3.625%	1/15/24	2,025	1,969
	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	3.125%	1/15/25	1,025	952
	Broadcom Corp. / Broadcom Cayman
	Finance Ltd.	3.875%	1/15/27	5,675	5,355
	Broadridge Financial Solutions Inc.	3.950%	9/1/20	250	252
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	320	302
	CA Inc.	5.375%	12/1/19	205	210
	CA Inc.	3.600%	8/1/20	800	800
	CA Inc.	3.600%	8/15/22	500	494
	Cadence Design Systems Inc.	4.375%	10/15/24	275	276
	Cisco Systems Inc.	4.450%	1/15/20	2,775	2,829
	Cisco Systems Inc.	2.450%	6/15/20	1,000	991
	Cisco Systems Inc.	2.200%	2/28/21	3,025	2,960
	Cisco Systems Inc.	2.900%	3/4/21	225	224
	Cisco Systems Inc.	2.600%	2/28/23	250	243
	Cisco Systems Inc.	2.200%	9/20/23	500	474
	Cisco Systems Inc.	3.625%	3/4/24	900	911
	Cisco Systems Inc.	2.950%	2/28/26	550	525
	Cisco Systems Inc.	2.500%	9/20/26	1,150	1,064
	Cisco Systems Inc.	5.900%	2/15/39	1,675	2,075
	Cisco Systems Inc.	5.500%	1/15/40	1,680	2,004
	Citrix Systems Inc.	4.500%	12/1/27	750	724
	Corning Inc.	2.900%	5/15/22	625	611
	Corning Inc.	5.750%	8/15/40	365	410
	Corning Inc.	4.375%	11/15/57	850	747
12	Dell International LLC / EMC Corp.	5.450%	6/15/23	3,575	3,757
12	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	4.420%	6/15/21	3,675	3,720
12	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	6.020%	6/15/26	4,260	4,539
12	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	8.100%	7/15/36	1,245	1,488
12	Diamond 1 Finance Corp. / Diamond 2
	Finance Corp.	8.350%	7/15/46	1,675	2,079
	DXC Technology Co.	2.875%	3/27/20	375	372
	DXC Technology Co.	4.250%	4/15/24	1,100	1,101
	DXC Technology Co.	4.750%	4/15/27	875	897
	Equifax Inc.	2.300%	6/1/21	875	842
	Equifax Inc.	3.600%	8/15/21	125	124
	Equifax Inc.	3.950%	6/15/23	225	224
	Fidelity National Information Services Inc.	3.625%	10/15/20	2,250	2,261
	Fidelity National Information Services Inc.	3.500%	4/15/23	530	524
	Fidelity National Information Services Inc.	3.875%	6/5/24	88	88

Fidelity National Information Services Inc.	5.000%	10/15/25	417	438
Fidelity National Information Services Inc.	3.000%	8/15/26	1,500	1,386
Fidelity National Information Services Inc.	4.250%	5/15/28	300	301
Fidelity National Information Services Inc.	4.500%	8/15/46	425	401
Fidelity National Information Services Inc.	4.750%	5/15/48	500	495
Fiserv Inc.	2.700%	6/1/20	700	694
Fiserv Inc.	3.500%	10/1/22	1,100	1,093
Fiserv Inc.	3.800%	10/1/23	875	876
Fiserv Inc.	3.850%	6/1/25	700	694
Fiserv Inc.	4.200%	10/1/28	650	651
Flex Ltd.	4.625%	2/15/20	575	582
Flex Ltd.	5.000%	2/15/23	500	512
Flex Ltd.	4.750%	6/15/25	25	25
Hewlett Packard Enterprise Co.	3.600%	10/15/20	2,525	2,537
Hewlett Packard Enterprise Co.	3.500%	10/5/21	2,500	2,497
Hewlett Packard Enterprise Co.	4.400%	10/15/22	1,151	1,182
Hewlett Packard Enterprise Co.	4.900%	10/15/25	2,075	2,128
Hewlett Packard Enterprise Co.	6.200%	10/15/35	625	644
Hewlett Packard Enterprise Co.	6.350%	10/15/45	1,500	1,539
HP Inc.	3.750%	12/1/20	113	114
HP Inc.	4.050%	9/15/22	401	405
HP Inc.	6.000%	9/15/41	610	618
IBM Credit LLC	1.800%	1/20/21	525	509
IBM Credit LLC	2.650%	2/5/21	1,300	1,286
IBM Credit LLC	2.200%	9/8/22	500	478
IBM Credit LLC	3.000%	2/6/23	850	835
Intel Corp.	1.850%	5/11/20	800	787
Intel Corp.	2.450%	7/29/20	1,250	1,239
Intel Corp.	1.700%	5/19/21	500	484
Intel Corp.	3.300%	10/1/21	1,425	1,433
Intel Corp.	2.350%	5/11/22	575	557
Intel Corp.	3.100%	7/29/22	625	621
Intel Corp.	2.700%	12/15/22	1,275	1,247
Intel Corp.	2.875%	5/11/24	1,000	970
Intel Corp.	3.700%	7/29/25	1,505	1,514
Intel Corp.	2.600%	5/19/26	1,040	969
Intel Corp.	4.000%	12/15/32	625	639
Intel Corp.	4.800%	10/1/41	665	723
Intel Corp.	4.100%	5/19/46	1,050	1,038
Intel Corp.	3.734%	12/8/47	3,273	3,039
International Business Machines Corp.	1.900%	1/27/20	1,575	1,556
International Business Machines Corp.	1.625%	5/15/20	970	948
International Business Machines Corp.	2.900%	11/1/21	200	198
International Business Machines Corp.	1.875%	8/1/22	3,465	3,274
International Business Machines Corp.	2.875%	11/9/22	1,050	1,027
International Business Machines Corp.	3.375%	8/1/23	600	601
International Business Machines Corp.	3.625%	2/12/24	1,400	1,405
International Business Machines Corp.	3.450%	2/19/26	1,600	1,578
International Business Machines Corp.	5.600%	11/30/39	1,114	1,328
International Business Machines Corp.	4.000%	6/20/42	2,043	1,982
Jabil Inc.	5.625%	12/15/20	250	260
Jabil Inc.	3.950%	1/12/28	400	376
Juniper Networks Inc.	3.300%	6/15/20	475	472
Juniper Networks Inc.	4.600%	3/15/21	360	366
Juniper Networks Inc.	4.350%	6/15/25	250	249
Juniper Networks Inc.	5.950%	3/15/41	150	149
Keysight Technologies Inc.	3.300%	10/30/19	350	350

Keysight Technologies Inc.	4.550%	10/30/24	475	478
Keysight Technologies Inc.	4.600%	4/6/27	575	575
KLA-Tencor Corp.	4.125%	11/1/21	2,000	2,027
KLA-Tencor Corp.	4.650%	11/1/24	1,175	1,203
Lam Research Corp.	2.750%	3/15/20	325	323
Lam Research Corp.	2.800%	6/15/21	450	442
Lam Research Corp.	3.800%	3/15/25	425	422
Marvell Technology Group Ltd.	4.200%	6/22/23	425	423
Marvell Technology Group Ltd.	4.875%	6/22/28	525	528
Maxim Integrated Products Inc.	3.375%	3/15/23	400	392
Maxim Integrated Products Inc.	3.450%	6/15/27	1,050	986
Microsoft Corp.	1.850%	2/6/20	1,225	1,210
Microsoft Corp.	1.850%	2/12/20	1,100	1,086
Microsoft Corp.	3.000%	10/1/20	250	251
Microsoft Corp.	2.000%	11/3/20	2,075	2,038
Microsoft Corp.	1.550%	8/8/21	2,000	1,915
Microsoft Corp.	2.400%	2/6/22	1,500	1,466
Microsoft Corp.	2.375%	2/12/22	2,600	2,536
Microsoft Corp.	2.650%	11/3/22	2,955	2,890
Microsoft Corp.	2.375%	5/1/23	250	241
Microsoft Corp.	2.000%	8/8/23	2,100	1,984
Microsoft Corp.	3.625%	12/15/23	750	762
Microsoft Corp.	2.875%	2/6/24	3,125	3,055
Microsoft Corp.	3.125%	11/3/25	3,145	3,071
Microsoft Corp.	2.400%	8/8/26	3,625	3,336
Microsoft Corp.	3.300%	2/6/27	3,325	3,262
Microsoft Corp.	3.500%	2/12/35	1,325	1,272
Microsoft Corp.	4.200%	11/3/35	575	599
Microsoft Corp.	3.450%	8/8/36	2,150	2,045
Microsoft Corp.	4.100%	2/6/37	2,300	2,375
Microsoft Corp.	5.200%	6/1/39	229	269
Microsoft Corp.	4.500%	10/1/40	295	316
Microsoft Corp.	5.300%	2/8/41	600	707
Microsoft Corp.	3.500%	11/15/42	850	790
Microsoft Corp.	3.750%	5/1/43	410	395
Microsoft Corp.	4.875%	12/15/43	600	673
Microsoft Corp.	3.750%	2/12/45	1,550	1,500
Microsoft Corp.	4.450%	11/3/45	2,625	2,810
Microsoft Corp.	3.700%	8/8/46	3,650	3,491
Microsoft Corp.	4.250%	2/6/47	2,550	2,675
Microsoft Corp.	4.000%	2/12/55	2,275	2,253
Microsoft Corp.	3.950%	8/8/56	1,650	1,609
Microsoft Corp.	4.500%	2/6/57	2,425	2,607
Motorola Solutions Inc.	3.750%	5/15/22	600	595
Motorola Solutions Inc.	3.500%	3/1/23	1,200	1,168
Motorola Solutions Inc.	4.000%	9/1/24	500	489
Motorola Solutions Inc.	4.600%	2/23/28	650	636
Motorola Solutions Inc.	5.500%	9/1/44	300	280
NetApp Inc.	3.375%	6/15/21	850	847
NetApp Inc.	3.300%	9/29/24	300	285
NVIDIA Corp.	2.200%	9/16/21	815	792
NVIDIA Corp.	3.200%	9/16/26	964	921
Oracle Corp.	2.250%	10/8/19	2,850	2,836
Oracle Corp.	1.900%	9/15/21	5,400	5,212
Oracle Corp.	2.500%	5/15/22	2,587	2,516
Oracle Corp.	2.500%	10/15/22	1,700	1,649
Oracle Corp.	2.400%	9/15/23	1,720	1,639

Oracle Corp.	3.400%	7/8/24	2,425	2,409
Oracle Corp.	2.950%	11/15/24	2,010	1,937
Oracle Corp.	2.650%	7/15/26	4,200	3,895
Oracle Corp.	3.250%	11/15/27	2,245	2,158
Oracle Corp.	3.250%	5/15/30	275	261
Oracle Corp.	4.300%	7/8/34	2,175	2,230
Oracle Corp.	3.900%	5/15/35	1,375	1,331
Oracle Corp.	3.850%	7/15/36	1,800	1,730
Oracle Corp.	3.800%	11/15/37	1,750	1,672
Oracle Corp.	6.125%	7/8/39	1,785	2,198
Oracle Corp.	5.375%	7/15/40	2,400	2,729
Oracle Corp.	4.500%	7/8/44	850	867
Oracle Corp.	4.125%	5/15/45	1,825	1,766
Oracle Corp.	4.000%	7/15/46	2,350	2,236
Oracle Corp.	4.000%	11/15/47	1,850	1,755
Oracle Corp.	4.375%	5/15/55	1,050	1,045
QUALCOMM Inc.	2.250%	5/20/20	1,000	987
QUALCOMM Inc.	3.000%	5/20/22	1,625	1,600
QUALCOMM Inc.	2.600%	1/30/23	1,250	1,201
QUALCOMM Inc.	2.900%	5/20/24	1,225	1,170
QUALCOMM Inc.	3.450%	5/20/25	1,500	1,458
QUALCOMM Inc.	3.250%	5/20/27	1,850	1,736
QUALCOMM Inc.	4.650%	5/20/35	860	874
QUALCOMM Inc.	4.800%	5/20/45	1,325	1,337
QUALCOMM Inc.	4.300%	5/20/47	1,325	1,246
salesforce.com Inc.	3.250%	4/11/23	825	818
salesforce.com Inc.	3.700%	4/11/28	1,250	1,237
Seagate HDD Cayman	4.250%	3/1/22	500	497
Seagate HDD Cayman	4.750%	6/1/23	1,500	1,496
Seagate HDD Cayman	4.875%	3/1/24	375	368
Seagate HDD Cayman	4.750%	1/1/25	975	931
Seagate HDD Cayman	4.875%	6/1/27	465	436
Seagate HDD Cayman	5.750%	12/1/34	400	363
Tech Data Corp.	3.700%	2/15/22	425	416
Tech Data Corp.	4.950%	2/15/27	400	391
Texas Instruments Inc.	2.750%	3/12/21	250	248
Texas Instruments Inc.	1.850%	5/15/22	500	476
Texas Instruments Inc.	2.625%	5/15/24	225	215
Texas Instruments Inc.	2.900%	11/3/27	400	376
Texas Instruments Inc.	4.150%	5/15/48	1,325	1,325
Total System Services Inc.	3.800%	4/1/21	725	726
Total System Services Inc.	3.750%	6/1/23	500	495
Total System Services Inc.	4.000%	6/1/23	475	478
Total System Services Inc.	4.800%	4/1/26	1,175	1,204
Total System Services Inc.	4.450%	6/1/28	375	374
Trimble Inc.	4.150%	6/15/23	100	100
Trimble Inc.	4.750%	12/1/24	225	227
Trimble Inc.	4.900%	6/15/28	700	707
Tyco Electronics Group SA	3.500%	2/3/22	725	725
Tyco Electronics Group SA	3.450%	8/1/24	425	413
Tyco Electronics Group SA	3.125%	8/15/27	450	419
Tyco Electronics Group SA	7.125%	10/1/37	700	929
Verisk Analytics Inc.	5.800%	5/1/21	325	342
Verisk Analytics Inc.	4.125%	9/12/22	1,300	1,313
Verisk Analytics Inc.	4.000%	6/15/25	750	740
Verisk Analytics Inc.	5.500%	6/15/45	600	608
VMware Inc.	2.300%	8/21/20	1,030	1,013

VMware Inc.	2.950%	8/21/22	1,310	1,261
VMware Inc.	3.900%	8/21/27	1,050	991
Xerox Corp.	5.625%	12/15/19	650	665
Xerox Corp.	2.800%	5/15/20	300	296
Xerox Corp.	4.500%	5/15/21	655	657
Xerox Corp.	3.625%	3/15/23	810	768
Xilinx Inc.	3.000%	3/15/21	1,300	1,287
Xilinx Inc.	2.950%	6/1/24	25	24

Transportation (0.3%)
7 American Airlines 2013-1 Class A Pass
Through Trust	4.000%	1/15/27	202	200
7 American Airlines 2013-2 Class A Pass
Through Trust	4.950%	7/15/24	816	835
7 American Airlines 2014-1 Class A Pass
Through Trust	3.700%	4/1/28	402	391
7 American Airlines 2015-1 Class A Pass
Through Trust	3.375%	11/1/28	768	735
7 American Airlines 2015-1 Class B Pass
Through Trust	3.700%	11/1/24	108	105
7 American Airlines 2015-2 Class AA Pass
Through Trust	3.600%	9/22/27	251	243
7 American Airlines 2016-1 Class AA Pass
Through Trust	3.575%	1/15/28	452	438
7 American Airlines 2016-2 Class AA Pass
Through Trust	3.200%	12/15/29	922	868
7 American Airlines 2016-3 Class A Pass
Through Trust	3.250%	4/15/30	142	133
7 American Airlines 2016-3 Class AA Pass
Through Trust	3.000%	10/15/28	213	198
7 American Airlines 2017-1 Class AA Pass
Through Trust	3.650%	8/15/30	462	447
7 American Airlines 2017-2 Class AA Pass
Through Trust	3.350%	10/15/29	400	380
7 BNSF Funding Trust I	6.613%	12/15/55	325	360
Burlington Northern Santa Fe LLC	3.600%	9/1/20	275	276
Burlington Northern Santa Fe LLC	4.100%	6/1/21	410	417
Burlington Northern Santa Fe LLC	3.450%	9/15/21	410	412
Burlington Northern Santa Fe LLC	3.050%	3/15/22	425	420
Burlington Northern Santa Fe LLC	3.050%	9/1/22	400	395
Burlington Northern Santa Fe LLC	3.000%	3/15/23	625	614
Burlington Northern Santa Fe LLC	3.850%	9/1/23	3,025	3,077
Burlington Northern Santa Fe LLC	3.750%	4/1/24	400	404
Burlington Northern Santa Fe LLC	3.400%	9/1/24	400	397
Burlington Northern Santa Fe LLC	3.000%	4/1/25	250	241
Burlington Northern Santa Fe LLC	3.650%	9/1/25	1,050	1,052
Burlington Northern Santa Fe LLC	7.000%	12/15/25	700	841
Burlington Northern Santa Fe LLC	3.250%	6/15/27	675	658
Burlington Northern Santa Fe LLC	6.200%	8/15/36	125	152
Burlington Northern Santa Fe LLC	6.150%	5/1/37	400	489
Burlington Northern Santa Fe LLC	5.750%	5/1/40	625	745
Burlington Northern Santa Fe LLC	5.050%	3/1/41	375	412
Burlington Northern Santa Fe LLC	5.400%	6/1/41	925	1,059
Burlington Northern Santa Fe LLC	4.950%	9/15/41	200	216
Burlington Northern Santa Fe LLC	4.400%	3/15/42	575	581
Burlington Northern Santa Fe LLC	4.375%	9/1/42	500	502
Burlington Northern Santa Fe LLC	4.450%	3/15/43	850	880

Burlington Northern Santa Fe LLC	5.150%	9/1/43	500	560
Burlington Northern Santa Fe LLC	4.900%	4/1/44	800	868
Burlington Northern Santa Fe LLC	4.550%	9/1/44	600	624
Burlington Northern Santa Fe LLC	4.150%	4/1/45	500	490
Burlington Northern Santa Fe LLC	4.700%	9/1/45	300	317
Burlington Northern Santa Fe LLC	3.900%	8/1/46	550	522
Burlington Northern Santa Fe LLC	4.125%	6/15/47	850	836
Burlington Northern Santa Fe LLC	4.050%	6/15/48	850	822
Burlington Northern Santa Fe LLC	4.150%	12/15/48	1,350	1,337
Canadian National Railway Co.	2.400%	2/3/20	400	397
Canadian National Railway Co.	2.850%	12/15/21	525	516
Canadian National Railway Co.	2.750%	3/1/26	750	703
Canadian National Railway Co.	6.250%	8/1/34	350	433
Canadian National Railway Co.	6.200%	6/1/36	350	429
Canadian National Railway Co.	6.375%	11/15/37	350	443
Canadian National Railway Co.	3.650%	2/3/48	650	604
Canadian Pacific Railway Co.	4.450%	3/15/23	430	443
Canadian Pacific Railway Co.	2.900%	2/1/25	100	95
Canadian Pacific Railway Co.	7.125%	10/15/31	225	283
Canadian Pacific Railway Co.	5.750%	3/15/33	425	482
Canadian Pacific Railway Co.	5.950%	5/15/37	775	915
Canadian Pacific Railway Co.	5.750%	1/15/42	110	125
Canadian Pacific Railway Co.	4.800%	8/1/45	200	212
Canadian Pacific Railway Co.	6.125%	9/15/15	530	625
CH Robinson Worldwide Inc.	4.200%	4/15/28	100	99
7 Continental Airlines 2009-2 Class A Pass
Through Trust	7.250%	5/10/21	792	820
7 Continental Airlines 2012-1 Class A Pass
Through Trust	4.150%	10/11/25	679	681
7 Continental Airlines 2012-2 Class A Pass
Through Trust	4.000%	4/29/26	348	348
CSX Corp.	3.700%	10/30/20	205	206
CSX Corp.	4.250%	6/1/21	900	919
CSX Corp.	3.350%	11/1/25	400	388
CSX Corp.	3.250%	6/1/27	1,500	1,420
CSX Corp.	3.800%	3/1/28	1,000	985
CSX Corp.	6.220%	4/30/40	174	210
CSX Corp.	5.500%	4/15/41	425	474
CSX Corp.	4.750%	5/30/42	1,310	1,346
CSX Corp.	4.400%	3/1/43	93	92
CSX Corp.	4.100%	3/15/44	800	757
CSX Corp.	4.300%	3/1/48	1,000	974
CSX Corp.	3.950%	5/1/50	650	586
CSX Corp.	4.250%	11/1/66	500	450
CSX Corp.	4.650%	3/1/68	500	481
7 Delta Air Lines 2007-1 Class A Pass
Through Trust	6.821%	2/10/24	266	290
7 Delta Air Lines 2009-1 Class A Pass
Through Trust	7.750%	6/17/21	53	55
7 Delta Air Lines 2010-2 Class A Pass
Through Trust	4.950%	11/23/20	31	31
7 Delta Air Lines 2012-1 Class A Pass
Through Trust	4.750%	11/7/21	36	37
7 Delta Air Lines 2015-1 Class AA Pass
Through Trust	3.625%	7/30/27	326	321
Delta Air Lines Inc.	2.875%	3/13/20	750	744
Delta Air Lines Inc.	2.600%	12/4/20	300	293

Delta Air Lines Inc.	3.400%	4/19/21	500	495
Delta Air Lines Inc.	3.625%	3/15/22	750	741
Delta Air Lines Inc.	3.800%	4/19/23	625	614
Delta Air Lines Inc.	4.375%	4/19/28	475	458
FedEx Corp.	2.625%	8/1/22	1,950	1,889
FedEx Corp.	4.000%	1/15/24	450	460
FedEx Corp.	3.250%	4/1/26	500	481
FedEx Corp.	3.300%	3/15/27	350	332
FedEx Corp.	3.400%	2/15/28	1,000	954
FedEx Corp.	3.900%	2/1/35	200	188
FedEx Corp.	3.875%	8/1/42	200	178
FedEx Corp.	4.100%	4/15/43	300	275
FedEx Corp.	5.100%	1/15/44	600	621
FedEx Corp.	4.750%	11/15/45	975	977
FedEx Corp.	4.550%	4/1/46	1,150	1,127
FedEx Corp.	4.400%	1/15/47	800	764
FedEx Corp.	4.050%	2/15/48	1,800	1,618
FedEx Corp.	4.500%	2/1/65	150	132
JB Hunt Transport Services Inc.	3.300%	8/15/22	400	394
Kansas City Southern	3.000%	5/15/23	1,900	1,829
Kansas City Southern	4.300%	5/15/43	250	232
Kansas City Southern	4.950%	8/15/45	400	398
Kansas City Southern	4.700%	5/1/48	1,800	1,789
Kirby Corp.	4.200%	3/1/28	400	392
7 Latam Airlines 2015-1 Pass Through Trust
A	4.200%	8/15/29	214	206
Norfolk Southern Corp.	3.250%	12/1/21	325	324
Norfolk Southern Corp.	3.000%	4/1/22	1,875	1,842
Norfolk Southern Corp.	2.903%	2/15/23	780	761
Norfolk Southern Corp.	5.590%	5/17/25	164	179
Norfolk Southern Corp.	3.650%	8/1/25	75	74
Norfolk Southern Corp.	7.800%	5/15/27	100	126
Norfolk Southern Corp.	3.800%	8/1/28	650	642
Norfolk Southern Corp.	4.837%	10/1/41	565	588
Norfolk Southern Corp.	3.950%	10/1/42	425	395
Norfolk Southern Corp.	4.450%	6/15/45	275	276
Norfolk Southern Corp.	4.650%	1/15/46	200	206
Norfolk Southern Corp.	3.942%	11/1/47	150	140
Norfolk Southern Corp.	4.150%	2/28/48	50	48
Norfolk Southern Corp.	4.050%	8/15/52	1,723	1,618
Norfolk Southern Corp.	6.000%	3/15/05	160	179
Norfolk Southern Corp.	5.100%	8/1/18	220	215
Norfolk Southern Railway Co.	9.750%	6/15/20	116	128
7 Northwest Airlines 2007-1 Class A Pass
Through Trust	7.027%	5/1/21	148	153
Ryder System Inc.	2.500%	5/11/20	200	198
Ryder System Inc.	2.875%	9/1/20	125	124
Ryder System Inc.	3.500%	6/1/21	300	300
Ryder System Inc.	2.250%	9/1/21	100	97
Ryder System Inc.	3.400%	3/1/23	350	345
Ryder System Inc.	3.750%	6/9/23	1,490	1,488
Southwest Airlines Co.	2.750%	11/6/19	25	25
Southwest Airlines Co.	2.650%	11/5/20	540	532
Southwest Airlines Co.	2.750%	11/16/22	100	97
Southwest Airlines Co.	3.000%	11/15/26	400	369
Southwest Airlines Co.	3.450%	11/16/27	150	143

7 Southwest Airlines Co. 2007-1 Pass
Through Trust	6.150%	2/1/24	77	80
7 Spirit Airlines Class A Pass Through
Certificates Series 2015-1	4.100%	10/1/29	281	277
Trinity Industries Inc.	4.550%	10/1/24	225	216
Union Pacific Corp.	1.800%	2/1/20	450	442
Union Pacific Corp.	2.250%	6/19/20	300	296
Union Pacific Corp.	3.200%	6/8/21	600	598
Union Pacific Corp.	4.163%	7/15/22	100	102
Union Pacific Corp.	2.950%	1/15/23	650	634
Union Pacific Corp.	2.750%	4/15/23	200	192
Union Pacific Corp.	3.500%	6/8/23	600	598
Union Pacific Corp.	3.250%	1/15/25	400	389
Union Pacific Corp.	3.750%	7/15/25	600	598
Union Pacific Corp.	3.250%	8/15/25	900	868
Union Pacific Corp.	2.750%	3/1/26	1,898	1,766
Union Pacific Corp.	3.000%	4/15/27	240	226
Union Pacific Corp.	3.950%	9/10/28	800	802
Union Pacific Corp.	3.375%	2/1/35	900	807
Union Pacific Corp.	3.600%	9/15/37	708	650
Union Pacific Corp.	4.375%	9/10/38	625	636
Union Pacific Corp.	4.250%	4/15/43	400	382
Union Pacific Corp.	4.821%	2/1/44	250	266
Union Pacific Corp.	4.150%	1/15/45	400	377
Union Pacific Corp.	4.050%	11/15/45	250	237
Union Pacific Corp.	3.350%	8/15/46	550	460
Union Pacific Corp.	4.500%	9/10/48	400	408
Union Pacific Corp.	3.799%	10/1/51	1,082	953
Union Pacific Corp.	3.875%	2/1/55	400	354
Union Pacific Corp.	4.375%	11/15/65	800	734
Union Pacific Corp.	4.100%	9/15/67	350	308
7 United Airlines 2013-1 Class A Pass
Through Trust	4.300%	2/15/27	562	569
7 United Airlines 2014-1 Class A Pass
Through Trust	4.000%	10/11/27	625	624
7 United Airlines 2015-1 Class A Pass
Through Trust	3.700%	6/1/24	200	197
7 United Airlines 2015-1 Class AA Pass
Through Trust	3.450%	12/1/27	248	240
7 United Airlines 2016-1 Class A Pass
Through Trust	3.450%	1/7/30	379	363
7 United Airlines 2016-1 Class AA Pass
Through Trust	3.100%	7/7/28	2,415	2,281
United Parcel Service Inc.	3.125%	1/15/21	990	991
United Parcel Service Inc.	2.050%	4/1/21	500	487
United Parcel Service Inc.	2.450%	10/1/22	800	773
United Parcel Service Inc.	2.500%	4/1/23	870	838
United Parcel Service Inc.	2.800%	11/15/24	800	768
United Parcel Service Inc.	2.400%	11/15/26	2,075	1,889
United Parcel Service Inc.	3.050%	11/15/27	2,250	2,145
United Parcel Service Inc.	6.200%	1/15/38	820	1,028
United Parcel Service Inc.	4.875%	11/15/40	350	386
United Parcel Service Inc.	3.625%	10/1/42	175	161
United Parcel Service Inc.	3.400%	11/15/46	340	293
United Parcel Service Inc.	3.750%	11/15/47	1,000	930
7 US Airways 2013-1 Class A Pass Through
Trust	3.950%	5/15/27	149	147

					2,570,023
Utilities (0.7%)
	Electric (0.6%)
	AEP Texas Inc.	2.400%	10/1/22	300	287
12	AEP Texas Inc.	3.950%	6/1/28	400	397
	AEP Texas Inc.	3.800%	10/1/47	250	225
	AEP Transmission Co. LLC	3.100%	12/1/26	200	190
	AEP Transmission Co. LLC	4.000%	12/1/46	325	309
	AEP Transmission Co. LLC	3.750%	12/1/47	400	366
	AEP Transmission Co. LLC	4.250%	9/15/48	325	325
	Alabama Power Co.	2.450%	3/30/22	975	942
	Alabama Power Co.	3.550%	12/1/23	700	699
	Alabama Power Co.	6.000%	3/1/39	100	120
	Alabama Power Co.	3.850%	12/1/42	125	116
	Alabama Power Co.	4.150%	8/15/44	300	293
	Alabama Power Co.	3.750%	3/1/45	850	781
	Alabama Power Co.	4.300%	1/2/46	300	299
	Alabama Power Co.	3.700%	12/1/47	325	293
	Alabama Power Co.	4.300%	7/15/48	500	500
	Ameren Corp.	2.700%	11/15/20	825	814
	Ameren Corp.	3.650%	2/15/26	440	426
	Ameren Illinois Co.	2.700%	9/1/22	250	243
	Ameren Illinois Co.	3.250%	3/1/25	275	268
	Ameren Illinois Co.	3.800%	5/15/28	350	351
	Ameren Illinois Co.	4.150%	3/15/46	475	469
	Ameren Illinois Co.	3.700%	12/1/47	475	439
	American Electric Power Co. Inc.	2.150%	11/13/20	250	244
	American Electric Power Co. Inc.	3.200%	11/13/27	400	375
	Appalachian Power Co.	3.400%	6/1/25	400	390
	Appalachian Power Co.	7.000%	4/1/38	260	339
	Appalachian Power Co.	4.400%	5/15/44	825	818
	Arizona Public Service Co.	3.150%	5/15/25	500	482
	Arizona Public Service Co.	2.950%	9/15/27	300	279
	Arizona Public Service Co.	5.050%	9/1/41	575	633
	Arizona Public Service Co.	4.500%	4/1/42	325	334
	Arizona Public Service Co.	4.350%	11/15/45	50	50
	Arizona Public Service Co.	3.750%	5/15/46	425	389
	Avangrid Inc.	3.150%	12/1/24	545	518
	Avista Corp.	4.350%	6/1/48	300	301
	Baltimore Gas & Electric Co.	3.350%	7/1/23	900	891
	Baltimore Gas & Electric Co.	2.400%	8/15/26	225	203
	Baltimore Gas & Electric Co.	3.500%	8/15/46	700	612
	Baltimore Gas & Electric Co.	3.750%	8/15/47	250	229
	Baltimore Gas & Electric Co.	4.250%	9/15/48	250	248
	Berkshire Hathaway Energy Co.	2.400%	2/1/20	200	198
	Berkshire Hathaway Energy Co.	2.375%	1/15/21	1,250	1,228
	Berkshire Hathaway Energy Co.	2.800%	1/15/23	900	874
	Berkshire Hathaway Energy Co.	3.750%	11/15/23	500	502
	Berkshire Hathaway Energy Co.	3.500%	2/1/25	1,000	983
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	500	473
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	1,325	1,604
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	1,225	1,455
	Berkshire Hathaway Energy Co.	6.500%	9/15/37	170	210
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	1,075	1,174
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	575	575
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	650	588
12	Berkshire Hathaway Energy Co.	4.450%	1/15/49	850	846

Black Hills Corp.	4.250%	11/30/23	500	507
Black Hills Corp.	3.950%	1/15/26	250	245
Black Hills Corp.	3.150%	1/15/27	325	299
Black Hills Corp.	4.350%	5/1/33	350	345
Black Hills Corp.	4.200%	9/15/46	250	231
CenterPoint Energy Houston Electric LLC	1.850%	6/1/21	1,625	1,564
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	250	239
CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	150	136
CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	200	189
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	700	639
CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	325	315
CenterPoint Energy Inc.	2.500%	9/1/22	400	382
Cleco Corporate Holdings LLC	3.743%	5/1/26	425	400
Cleco Corporate Holdings LLC	4.973%	5/1/46	275	268
Cleveland Electric Illuminating Co.	5.500%	8/15/24	1,275	1,383
Cleveland Electric Illuminating Co.	5.950%	12/15/36	325	376
CMS Energy Corp.	6.250%	2/1/20	600	622
CMS Energy Corp.	5.050%	3/15/22	500	521
CMS Energy Corp.	3.000%	5/15/26	250	234
CMS Energy Corp.	3.450%	8/15/27	300	288
CMS Energy Corp.	4.875%	3/1/44	275	289
Commonwealth Edison Co.	3.400%	9/1/21	250	251
Commonwealth Edison Co.	2.950%	8/15/27	275	257
Commonwealth Edison Co.	5.900%	3/15/36	500	591
Commonwealth Edison Co.	6.450%	1/15/38	1,030	1,306
Commonwealth Edison Co.	4.600%	8/15/43	425	447
Commonwealth Edison Co.	4.700%	1/15/44	900	954
Commonwealth Edison Co.	3.700%	3/1/45	1,500	1,373
Commonwealth Edison Co.	3.650%	6/15/46	200	181
Commonwealth Edison Co.	3.750%	8/15/47	500	460
Commonwealth Edison Co.	4.000%	3/1/48	275	264
Connecticut Light & Power Co.	2.500%	1/15/23	1,950	1,876
Connecticut Light & Power Co.	3.200%	3/15/27	250	240
Connecticut Light & Power Co.	4.300%	4/15/44	875	895
Connecticut Light & Power Co.	4.150%	6/1/45	75	75
Connecticut Light & Power Co.	4.000%	4/1/48	425	419
Consolidated Edison Co. of New York Inc.	4.450%	6/15/20	850	867
Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	275	262
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	334
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	860	1,013
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	300	366
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	400	521
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	1,000	1,165
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	550	526
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	1,530	1,570
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	375	383
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	340	316
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	750	699
Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	75	72
Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	375	339
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	500	494
Consolidated Edison Inc.	2.000%	3/15/20	350	344
Consolidated Edison Inc.	2.000%	5/15/21	300	290
Constellation Energy Group Inc.	5.150%	12/1/20	495	509
Consumers Energy Co.	2.850%	5/15/22	250	246
Consumers Energy Co.	3.375%	8/15/23	225	224
Consumers Energy Co.	3.250%	8/15/46	550	470

Consumers Energy Co.	3.950%	7/15/47	500	484
Consumers Energy Co.	4.050%	5/15/48	500	492
Delmarva Power & Light Co.	3.500%	11/15/23	125	124
Delmarva Power & Light Co.	4.150%	5/15/45	600	586
Dominion Energy Inc.	2.500%	12/1/19	400	397
Dominion Energy Inc.	2.579%	7/1/20	500	493
Dominion Energy Inc.	4.450%	3/15/21	125	127
Dominion Energy Inc.	2.750%	1/15/22	350	340
Dominion Energy Inc.	2.750%	9/15/22	100	96
Dominion Energy Inc.	3.625%	12/1/24	800	783
Dominion Energy Inc.	3.900%	10/1/25	425	418
Dominion Energy Inc.	4.250%	6/1/28	1,000	1,001
Dominion Energy Inc.	6.300%	3/15/33	500	580
Dominion Energy Inc.	5.250%	8/1/33	200	210
Dominion Energy Inc.	7.000%	6/15/38	300	376
Dominion Energy Inc.	4.900%	8/1/41	790	811
Dominion Energy Inc.	4.050%	9/15/42	325	298
Dominion Energy Inc.	4.700%	12/1/44	375	379
7 Dominion Energy Inc.	5.750%	10/1/54	375	390
DTE Electric Co.	3.450%	10/1/20	410	411
DTE Electric Co.	3.375%	3/1/25	150	147
DTE Electric Co.	4.000%	4/1/43	300	291
DTE Electric Co.	3.700%	3/15/45	200	185
DTE Electric Co.	3.700%	6/1/46	550	508
DTE Electric Co.	3.750%	8/15/47	450	422
DTE Electric Co.	4.050%	5/15/48	500	492
DTE Energy Co.	1.500%	10/1/19	525	516
DTE Energy Co.	2.400%	12/1/19	350	347
DTE Energy Co.	3.300%	6/15/22	250	247
DTE Energy Co.	3.700%	8/1/23	500	498
DTE Energy Co.	3.500%	6/1/24	525	516
DTE Energy Co.	2.850%	10/1/26	1,425	1,307
DTE Energy Co.	3.800%	3/15/27	500	488
DTE Energy Co.	6.375%	4/15/33	100	118
Duke Energy Carolinas LLC	4.300%	6/15/20	500	510
Duke Energy Carolinas LLC	3.900%	6/15/21	980	995
Duke Energy Carolinas LLC	3.050%	3/15/23	400	394
Duke Energy Carolinas LLC	2.950%	12/1/26	500	475
Duke Energy Carolinas LLC	6.000%	12/1/28	300	347
Duke Energy Carolinas LLC	6.100%	6/1/37	425	515
Duke Energy Carolinas LLC	6.000%	1/15/38	325	396
Duke Energy Carolinas LLC	6.050%	4/15/38	25	31
Duke Energy Carolinas LLC	5.300%	2/15/40	710	808
Duke Energy Carolinas LLC	4.250%	12/15/41	800	799
Duke Energy Carolinas LLC	4.000%	9/30/42	425	411
Duke Energy Carolinas LLC	3.875%	3/15/46	1,250	1,179
Duke Energy Carolinas LLC	3.700%	12/1/47	425	386
Duke Energy Carolinas LLC	3.950%	3/15/48	400	381
Duke Energy Corp.	2.400%	8/15/22	1,000	956
Duke Energy Corp.	3.050%	8/15/22	300	294
Duke Energy Corp.	3.950%	10/15/23	225	227
Duke Energy Corp.	3.750%	4/15/24	475	475
Duke Energy Corp.	2.650%	9/1/26	595	539
Duke Energy Corp.	3.150%	8/15/27	1,050	975
Duke Energy Corp.	4.800%	12/15/45	700	717
Duke Energy Corp.	3.750%	9/1/46	1,206	1,064
Duke Energy Florida LLC	3.200%	1/15/27	450	433

Duke Energy Florida LLC	3.800%	7/15/28	425	424
Duke Energy Florida LLC	6.350%	9/15/37	525	660
Duke Energy Florida LLC	6.400%	6/15/38	600	768
Duke Energy Florida LLC	3.400%	10/1/46	400	345
Duke Energy Florida LLC	4.200%	7/15/48	425	422
7 Duke Energy Florida Project Finance LLC	1.196%	3/1/22	73	72
7 Duke Energy Florida Project Finance LLC	1.731%	9/1/22	200	190
7 Duke Energy Florida Project Finance LLC	2.538%	9/1/29	400	365
7 Duke Energy Florida Project Finance LLC	2.858%	3/1/33	200	174
7 Duke Energy Florida Project Finance LLC	3.112%	9/1/36	325	281
Duke Energy Indiana LLC	3.750%	7/15/20	185	187
Duke Energy Indiana LLC	6.120%	10/15/35	1,475	1,762
Duke Energy Indiana LLC	4.900%	7/15/43	250	272
Duke Energy Indiana LLC	3.750%	5/15/46	1,100	1,008
Duke Energy Ohio Inc.	3.700%	6/15/46	1,225	1,101
Duke Energy Progress LLC	3.000%	9/15/21	750	744
Duke Energy Progress LLC	2.800%	5/15/22	350	343
Duke Energy Progress LLC	3.375%	9/1/23	150	150
Duke Energy Progress LLC	3.250%	8/15/25	1,725	1,676
Duke Energy Progress LLC	3.700%	9/1/28	425	421
Duke Energy Progress LLC	6.300%	4/1/38	300	373
Duke Energy Progress LLC	4.375%	3/30/44	525	531
Duke Energy Progress LLC	4.150%	12/1/44	425	418
Duke Energy Progress LLC	4.200%	8/15/45	525	518
Duke Energy Progress LLC	3.700%	10/15/46	175	160
Edison International	2.125%	4/15/20	975	955
Edison International	2.400%	9/15/22	150	142
Edison International	2.950%	3/15/23	950	908
Edison International	4.125%	3/15/28	400	396
El Paso Electric Co.	6.000%	5/15/35	175	197
El Paso Electric Co.	5.000%	12/1/44	250	252
Emera US Finance LP	2.700%	6/15/21	625	606
Emera US Finance LP	3.550%	6/15/26	625	589
Emera US Finance LP	4.750%	6/15/46	1,575	1,535
Enel Americas SA	4.000%	10/25/26	700	665
Enel Chile SA	4.875%	6/12/28	600	605
Entergy Arkansas Inc.	3.750%	2/15/21	1,250	1,258
Entergy Arkansas Inc.	3.500%	4/1/26	150	147
Entergy Corp.	4.000%	7/15/22	550	556
Entergy Corp.	2.950%	9/1/26	625	574
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	500	544
Entergy Louisiana LLC	5.400%	11/1/24	175	190
Entergy Louisiana LLC	2.400%	10/1/26	500	451
Entergy Louisiana LLC	3.120%	9/1/27	350	330
Entergy Louisiana LLC	3.250%	4/1/28	300	285
Entergy Louisiana LLC	3.050%	6/1/31	1,025	930
Entergy Louisiana LLC	4.000%	3/15/33	625	625
Entergy Louisiana LLC	4.950%	1/15/45	400	402
Entergy Louisiana LLC	4.200%	9/1/48	650	643
Entergy Mississippi Inc.	2.850%	6/1/28	750	686
Eversource Energy	4.500%	11/15/19	357	362
Eversource Energy	2.750%	3/15/22	350	341
Eversource Energy	2.900%	10/1/24	275	261
Eversource Energy	3.300%	1/15/28	200	189
Exelon Corp.	2.850%	6/15/20	225	223
Exelon Corp.	2.450%	4/15/21	250	243
Exelon Corp.	3.497%	6/1/22	500	491

Exelon Corp.	3.950%	6/15/25	600	598
Exelon Corp.	3.400%	4/15/26	1,500	1,428
Exelon Corp.	4.950%	6/15/35	800	824
Exelon Corp.	5.625%	6/15/35	415	461
Exelon Corp.	5.100%	6/15/45	200	211
Exelon Corp.	4.450%	4/15/46	500	486
Exelon Generation Co. LLC	2.950%	1/15/20	1,000	996
Exelon Generation Co. LLC	4.000%	10/1/20	575	580
Exelon Generation Co. LLC	3.400%	3/15/22	1,050	1,038
Exelon Generation Co. LLC	4.250%	6/15/22	400	406
Exelon Generation Co. LLC	5.750%	10/1/41	300	307
Exelon Generation Co. LLC	5.600%	6/15/42	1,321	1,364
FirstEnergy Corp.	2.850%	7/15/22	450	434
FirstEnergy Corp.	4.250%	3/15/23	200	202
FirstEnergy Corp.	3.900%	7/15/27	1,450	1,410
FirstEnergy Corp.	7.375%	11/15/31	1,325	1,706
FirstEnergy Corp.	4.850%	7/15/47	950	973
Florida Power & Light Co.	2.750%	6/1/23	325	316
Florida Power & Light Co.	3.250%	6/1/24	300	298
Florida Power & Light Co.	5.625%	4/1/34	225	262
Florida Power & Light Co.	4.950%	6/1/35	50	54
Florida Power & Light Co.	5.650%	2/1/37	325	383
Florida Power & Light Co.	5.950%	2/1/38	175	215
Florida Power & Light Co.	5.960%	4/1/39	225	277
Florida Power & Light Co.	4.125%	2/1/42	1,675	1,677
Florida Power & Light Co.	4.050%	6/1/42	475	469
Florida Power & Light Co.	3.800%	12/15/42	925	880
Florida Power & Light Co.	4.050%	10/1/44	500	495
Florida Power & Light Co.	3.700%	12/1/47	550	512
Florida Power & Light Co.	3.950%	3/1/48	1,000	975
Florida Power & Light Co.	4.125%	6/1/48	500	502
Fortis Inc.	2.100%	10/4/21	450	430
Fortis Inc.	3.055%	10/4/26	1,775	1,628
Georgia Power Co.	2.000%	3/30/20	350	342
Georgia Power Co.	2.000%	9/8/20	300	293
Georgia Power Co.	2.400%	4/1/21	875	851
Georgia Power Co.	2.850%	5/15/22	300	292
Georgia Power Co.	3.250%	4/1/26	1,800	1,692
Georgia Power Co.	3.250%	3/30/27	550	511
Georgia Power Co.	4.750%	9/1/40	425	429
Georgia Power Co.	4.300%	3/15/42	925	876
Georgia Power Co.	4.300%	3/15/43	250	238
Great Plains Energy Inc.	4.850%	6/1/21	295	301
Gulf Power Co.	3.300%	5/30/27	250	238
Iberdrola International BV	6.750%	7/15/36	175	210
Indiana Michigan Power Co.	3.850%	5/15/28	1,000	995
Indiana Michigan Power Co.	3.750%	7/1/47	550	501
Indiana Michigan Power Co.	4.250%	8/15/48	500	494
Interstate Power & Light Co.	3.250%	12/1/24	800	775
Interstate Power & Light Co.	4.100%	9/26/28	450	453
Interstate Power & Light Co.	6.250%	7/15/39	250	314
Interstate Power & Light Co.	3.700%	9/15/46	400	361
ITC Holdings Corp.	2.700%	11/15/22	400	382
ITC Holdings Corp.	3.650%	6/15/24	300	293
ITC Holdings Corp.	3.350%	11/15/27	400	376
ITC Holdings Corp.	5.300%	7/1/43	1,300	1,424

7 John Sevier Combined Cycle Generation
LLC	4.626%	1/15/42	159	165
Kansas City Power & Light Co.	3.150%	3/15/23	220	214
Kansas City Power & Light Co.	6.050%	11/15/35	200	238
Kansas City Power & Light Co.	5.300%	10/1/41	830	912
Kansas City Power & Light Co.	4.200%	6/15/47	225	215
Kentucky Utilities Co.	3.250%	11/1/20	200	200
Kentucky Utilities Co.	5.125%	11/1/40	625	712
LG&E & KU Energy LLC	3.750%	11/15/20	1,150	1,154
Louisville Gas & Electric Co.	3.300%	10/1/25	250	243
MidAmerican Energy Co.	3.100%	5/1/27	450	429
MidAmerican Energy Co.	6.750%	12/30/31	725	919
MidAmerican Energy Co.	4.800%	9/15/43	275	296
MidAmerican Energy Co.	3.950%	8/1/47	375	360
MidAmerican Energy Co.	3.650%	8/1/48	575	528
Mississippi Power Co.	4.250%	3/15/42	375	353
National Rural Utilities Cooperative Finance
Corp.	2.300%	11/15/19	75	74
National Rural Utilities Cooperative Finance
Corp.	2.000%	1/27/20	1,250	1,232
National Rural Utilities Cooperative Finance
Corp.	2.350%	6/15/20	900	886
National Rural Utilities Cooperative Finance
Corp.	2.300%	11/1/20	300	293
National Rural Utilities Cooperative Finance
Corp.	2.900%	3/15/21	250	248
National Rural Utilities Cooperative Finance
Corp.	2.700%	2/15/23	1,400	1,355
National Rural Utilities Cooperative Finance
Corp.	2.950%	2/7/24	1,200	1,156
National Rural Utilities Cooperative Finance
Corp.	3.250%	11/1/25	75	73
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	1,014	1,013
7 National Rural Utilities Cooperative Finance
Corp.	4.750%	4/30/43	100	101
7 National Rural Utilities Cooperative Finance
Corp.	5.250%	4/20/46	325	331
Nevada Power Co.	2.750%	4/15/20	500	497
Nevada Power Co.	6.650%	4/1/36	410	520
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	340	347
NextEra Energy Capital Holdings Inc.	2.800%	1/15/23	1,250	1,206
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	1,000	960
7 NextEra Energy Capital Holdings Inc.	4.800%	12/1/77	450	422
Northern States Power Co.	2.200%	8/15/20	200	196
Northern States Power Co.	6.250%	6/1/36	325	405
Northern States Power Co.	6.200%	7/1/37	250	313
Northern States Power Co.	5.350%	11/1/39	375	433
Northern States Power Co.	3.400%	8/15/42	410	366
Northern States Power Co.	4.000%	8/15/45	200	195
NorthWestern Corp.	4.176%	11/15/44	250	245
NSTAR Electric Co.	2.375%	10/15/22	125	120
NSTAR Electric Co.	3.200%	5/15/27	550	526
NSTAR Electric Co.	5.500%	3/15/40	550	634
NV Energy Inc.	6.250%	11/15/20	225	238
Oglethorpe Power Corp.	5.950%	11/1/39	100	117
Oglethorpe Power Corp.	5.375%	11/1/40	630	704

	Ohio Power Co.	5.375%	10/1/21	575	609
	Oklahoma Gas & Electric Co.	3.800%	8/15/28	300	294
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	225	214
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	250	229
	Oncor Electric Delivery Co. LLC	4.100%	6/1/22	575	587
	Oncor Electric Delivery Co. LLC	7.000%	9/1/22	200	226
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	275	264
	Oncor Electric Delivery Co. LLC	7.250%	1/15/33	1,000	1,339
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	400	456
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	500	527
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	400	462
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	250	236
12	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	400	397
	Pacific Gas & Electric Co.	3.500%	10/1/20	610	610
	Pacific Gas & Electric Co.	4.250%	5/15/21	225	228
	Pacific Gas & Electric Co.	2.450%	8/15/22	225	214
	Pacific Gas & Electric Co.	3.250%	6/15/23	875	842
12	Pacific Gas & Electric Co.	4.250%	8/1/23	425	427
	Pacific Gas & Electric Co.	3.750%	2/15/24	350	343
	Pacific Gas & Electric Co.	3.400%	8/15/24	625	597
	Pacific Gas & Electric Co.	3.500%	6/15/25	500	477
	Pacific Gas & Electric Co.	3.300%	12/1/27	1,025	937
	Pacific Gas & Electric Co.	6.050%	3/1/34	2,335	2,628
	Pacific Gas & Electric Co.	5.800%	3/1/37	1,025	1,139
	Pacific Gas & Electric Co.	6.350%	2/15/38	300	350
	Pacific Gas & Electric Co.	6.250%	3/1/39	1,000	1,149
	Pacific Gas & Electric Co.	4.450%	4/15/42	800	743
	Pacific Gas & Electric Co.	4.600%	6/15/43	275	263
	Pacific Gas & Electric Co.	4.750%	2/15/44	1,500	1,462
	Pacific Gas & Electric Co.	4.300%	3/15/45	475	435
	Pacific Gas & Electric Co.	4.250%	3/15/46	350	319
	Pacific Gas & Electric Co.	4.000%	12/1/46	675	588
	Pacific Gas & Electric Co.	3.950%	12/1/47	275	239
	PacifiCorp	2.950%	2/1/22	1,000	986
	PacifiCorp	3.600%	4/1/24	500	498
	PacifiCorp	5.250%	6/15/35	475	526
	PacifiCorp	6.100%	8/1/36	500	614
	PacifiCorp	5.750%	4/1/37	410	487
	PacifiCorp	6.250%	10/15/37	500	629
	PacifiCorp	6.350%	7/15/38	250	316
	PacifiCorp	4.100%	2/1/42	650	636
	PacifiCorp	4.125%	1/15/49	500	491
	PECO Energy Co.	2.375%	9/15/22	225	216
	PECO Energy Co.	3.900%	3/1/48	275	262
	Pinnacle West Capital Corp.	2.250%	11/30/20	325	317
	PNM Resources Inc.	3.250%	3/9/21	250	247
	Potomac Electric Power Co.	6.500%	11/15/37	400	506
	Potomac Electric Power Co.	4.150%	3/15/43	550	539
	PPL Capital Funding Inc.	3.500%	12/1/22	375	370
	PPL Capital Funding Inc.	3.400%	6/1/23	25	25
	PPL Capital Funding Inc.	3.950%	3/15/24	225	224
	PPL Capital Funding Inc.	3.100%	5/15/26	25	23
	PPL Capital Funding Inc.	4.700%	6/1/43	465	463
	PPL Capital Funding Inc.	5.000%	3/15/44	1,450	1,516
	PPL Electric Utilities Corp.	3.000%	9/15/21	1,485	1,474
	PPL Electric Utilities Corp.	6.250%	5/15/39	225	283
	PPL Electric Utilities Corp.	4.150%	10/1/45	300	296

PPL Electric Utilities Corp.	3.950%	6/1/47	350	337
PPL Electric Utilities Corp.	4.150%	6/15/48	300	297
Progress Energy Inc.	3.150%	4/1/22	1,500	1,476
Progress Energy Inc.	7.750%	3/1/31	625	819
Progress Energy Inc.	7.000%	10/30/31	200	250
Progress Energy Inc.	6.000%	12/1/39	510	611
PSEG Power LLC	5.125%	4/15/20	150	154
PSEG Power LLC	3.000%	6/15/21	325	320
PSEG Power LLC	3.850%	6/1/23	575	570
Public Service Co. of Colorado	3.200%	11/15/20	700	700
Public Service Co. of Colorado	3.700%	6/15/28	300	299
Public Service Co. of Colorado	3.600%	9/15/42	225	205
Public Service Co. of Colorado	4.300%	3/15/44	200	202
Public Service Co. of Colorado	3.800%	6/15/47	250	235
Public Service Co. of Colorado	4.100%	6/15/48	300	298
Public Service Co. of New Hampshire	3.500%	11/1/23	150	150
Public Service Electric & Gas Co.	1.900%	3/15/21	200	193
Public Service Electric & Gas Co.	2.375%	5/15/23	225	215
Public Service Electric & Gas Co.	3.000%	5/15/25	500	478
Public Service Electric & Gas Co.	3.000%	5/15/27	250	236
Public Service Electric & Gas Co.	3.950%	5/1/42	1,525	1,476
Public Service Electric & Gas Co.	3.800%	3/1/46	1,000	948
Public Service Electric & Gas Co.	3.600%	12/1/47	275	251
Public Service Enterprise Group Inc.	2.650%	11/15/22	475	456
Puget Energy Inc.	6.500%	12/15/20	375	397
Puget Energy Inc.	6.000%	9/1/21	400	424
Puget Energy Inc.	3.650%	5/15/25	1,550	1,489
Puget Sound Energy Inc.	6.274%	3/15/37	450	556
Puget Sound Energy Inc.	5.757%	10/1/39	495	594
Puget Sound Energy Inc.	5.638%	4/15/41	390	463
Puget Sound Energy Inc.	4.300%	5/20/45	350	356
Puget Sound Energy Inc.	4.223%	6/15/48	500	500
San Diego Gas & Electric Co.	3.000%	8/15/21	150	148
San Diego Gas & Electric Co.	2.500%	5/15/26	350	319
San Diego Gas & Electric Co.	6.000%	6/1/39	250	305
San Diego Gas & Electric Co.	4.500%	8/15/40	505	515
San Diego Gas & Electric Co.	3.750%	6/1/47	325	296
San Diego Gas & Electric Co.	4.150%	5/15/48	325	318
Sierra Pacific Power Co.	2.600%	5/1/26	300	276
South Carolina Electric & Gas Co.	3.500%	8/15/21	200	199
South Carolina Electric & Gas Co.	6.625%	2/1/32	400	469
South Carolina Electric & Gas Co.	6.050%	1/15/38	450	508
South Carolina Electric & Gas Co.	5.450%	2/1/41	250	267
South Carolina Electric & Gas Co.	4.350%	2/1/42	375	359
South Carolina Electric & Gas Co.	4.600%	6/15/43	325	322
South Carolina Electric & Gas Co.	4.100%	6/15/46	480	444
South Carolina Electric & Gas Co.	4.500%	6/1/64	300	275
South Carolina Electric & Gas Co.	5.100%	6/1/65	425	426
Southern California Edison Co.	2.900%	3/1/21	1,500	1,483
Southern California Edison Co.	3.875%	6/1/21	350	353
7 Southern California Edison Co.	1.845%	2/1/22	175	170
Southern California Edison Co.	3.400%	6/1/23	475	471
Southern California Edison Co.	3.500%	10/1/23	300	298
Southern California Edison Co.	3.700%	8/1/25	200	199
Southern California Edison Co.	3.650%	3/1/28	1,000	974
Southern California Edison Co.	6.650%	4/1/29	225	275
Southern California Edison Co.	5.750%	4/1/35	508	582

Southern California Edison Co.	5.350%	7/15/35	1,135	1,241
Southern California Edison Co.	5.625%	2/1/36	500	565
Southern California Edison Co.	5.500%	3/15/40	400	452
Southern California Edison Co.	4.500%	9/1/40	205	207
Southern California Edison Co.	4.050%	3/15/42	870	825
Southern California Edison Co.	3.900%	3/15/43	475	438
Southern California Edison Co.	3.600%	2/1/45	150	133
Southern California Edison Co.	4.000%	4/1/47	550	513
Southern California Edison Co.	4.125%	3/1/48	1,500	1,433
Southern Co.	2.750%	6/15/20	450	445
Southern Co.	2.350%	7/1/21	1,275	1,235
Southern Co.	2.950%	7/1/23	525	503
Southern Co.	3.250%	7/1/26	1,500	1,401
Southern Co.	4.250%	7/1/36	875	831
Southern Co.	4.400%	7/1/46	1,635	1,555
Southern Power Co.	1.950%	12/15/19	350	345
Southern Power Co.	2.375%	6/1/20	100	98
Southern Power Co.	2.500%	12/15/21	300	289
Southern Power Co.	4.150%	12/1/25	375	369
Southern Power Co.	5.150%	9/15/41	685	689
Southern Power Co.	5.250%	7/15/43	500	509
Southern Power Co.	4.950%	12/15/46	300	295
Southwestern Electric Power Co.	2.750%	10/1/26	300	274
Southwestern Electric Power Co.	4.100%	9/15/28	550	548
Southwestern Electric Power Co.	6.200%	3/15/40	275	326
Southwestern Electric Power Co.	3.900%	4/1/45	1,250	1,132
Southwestern Electric Power Co.	3.850%	2/1/48	375	337
Southwestern Public Service Co.	3.300%	6/15/24	1,850	1,814
Southwestern Public Service Co.	4.500%	8/15/41	350	362
Southwestern Public Service Co.	3.400%	8/15/46	1,450	1,257
Southwestern Public Service Co.	3.700%	8/15/47	550	505
Tampa Electric Co.	4.350%	5/15/44	250	244
Tampa Electric Co.	4.300%	6/15/48	300	296
TECO Finance Inc.	5.150%	3/15/20	225	230
Toledo Edison Co.	6.150%	5/15/37	250	300
TransAlta Corp.	4.500%	11/15/22	325	319
TransAlta Corp.	6.500%	3/15/40	500	491
Tucson Electric Power Co.	3.050%	3/15/25	200	189
UIL Holdings Corp.	4.625%	10/1/20	300	304
Union Electric Co.	3.500%	4/15/24	450	448
Union Electric Co.	2.950%	6/15/27	300	281
Union Electric Co.	3.900%	9/15/42	425	408
Union Electric Co.	3.650%	4/15/45	575	528
Union Electric Co.	4.000%	4/1/48	350	339
Virginia Electric & Power Co.	2.950%	1/15/22	750	739
Virginia Electric & Power Co.	3.450%	2/15/24	500	494
Virginia Electric & Power Co.	3.100%	5/15/25	500	480
Virginia Electric & Power Co.	2.950%	11/15/26	300	282
Virginia Electric & Power Co.	3.500%	3/15/27	1,250	1,222
Virginia Electric & Power Co.	3.800%	4/1/28	600	599
Virginia Electric & Power Co.	6.000%	1/15/36	450	529
Virginia Electric & Power Co.	6.000%	5/15/37	500	603
Virginia Electric & Power Co.	6.350%	11/30/37	375	465
Virginia Electric & Power Co.	8.875%	11/15/38	450	695
Virginia Electric & Power Co.	4.000%	1/15/43	700	676
Virginia Electric & Power Co.	4.450%	2/15/44	700	710
Virginia Electric & Power Co.	4.200%	5/15/45	255	250

	Virginia Electric & Power Co.	4.000%	11/15/46	1,000	950
	Virginia Electric & Power Co.	3.800%	9/15/47	425	392
	WEC Energy Group Inc.	2.450%	6/15/20	250	247
	WEC Energy Group Inc.	3.550%	6/15/25	750	736
	Westar Energy Inc.	2.550%	7/1/26	575	526
	Westar Energy Inc.	3.100%	4/1/27	425	402
	Westar Energy Inc.	4.125%	3/1/42	525	516
	Westar Energy Inc.	4.100%	4/1/43	325	317
	Westar Energy Inc.	4.250%	12/1/45	100	99
	Wisconsin Electric Power Co.	2.950%	9/15/21	635	628
	Wisconsin Electric Power Co.	5.625%	5/15/33	200	230
	Wisconsin Power & Light Co.	6.375%	8/15/37	300	373
	Wisconsin Public Service Corp.	3.671%	12/1/42	75	68
	Xcel Energy Inc.	4.700%	5/15/20	305	310
	Xcel Energy Inc.	2.600%	3/15/22	275	267
	Xcel Energy Inc.	3.300%	6/1/25	100	96
	Xcel Energy Inc.	3.350%	12/1/26	275	262
	Xcel Energy Inc.	4.000%	6/15/28	650	651
	Xcel Energy Inc.	6.500%	7/1/36	610	776

	Natural Gas (0.1%)
	Atmos Energy Corp.	3.000%	6/15/27	375	354
	Atmos Energy Corp.	5.500%	6/15/41	800	919
	Atmos Energy Corp.	4.125%	10/15/44	500	489
	CenterPoint Energy Resources Corp.	4.500%	1/15/21	265	270
	CenterPoint Energy Resources Corp.	3.550%	4/1/23	250	246
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	450	445
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	675	776
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	250	229
	KeySpan Corp.	5.803%	4/1/35	250	285
	NiSource Finance Corp.	2.650%	11/17/22	300	286
	NiSource Finance Corp.	3.490%	5/15/27	1,100	1,040
	NiSource Finance Corp.	5.950%	6/15/41	500	569
	NiSource Finance Corp.	4.800%	2/15/44	200	202
	NiSource Finance Corp.	5.650%	2/1/45	500	556
	NiSource Finance Corp.	4.375%	5/15/47	1,175	1,114
12	NiSource Inc.	3.650%	6/15/23	300	297
	ONE Gas Inc.	4.658%	2/1/44	407	424
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	150	156
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	350	310
	Sempra Energy	1.625%	10/7/19	400	394
	Sempra Energy	2.400%	2/1/20	425	420
	Sempra Energy	2.400%	3/15/20	300	296
	Sempra Energy	2.850%	11/15/20	1,225	1,210
	Sempra Energy	2.900%	2/1/23	425	410
	Sempra Energy	4.050%	12/1/23	775	778
	Sempra Energy	3.750%	11/15/25	1,330	1,294
	Sempra Energy	3.250%	6/15/27	575	534
	Sempra Energy	3.400%	2/1/28	650	608
	Sempra Energy	3.800%	2/1/38	850	766
	Sempra Energy	6.000%	10/15/39	705	809
	Sempra Energy	4.000%	2/1/48	675	601
	Southern California Gas Co.	3.150%	9/15/24	425	414
	Southern California Gas Co.	2.600%	6/15/26	725	667
	Southern California Gas Co.	3.750%	9/15/42	300	281
	Southern California Gas Co.	4.125%	6/1/48	325	323
	Southern California Gas Co.	4.300%	1/15/49	500	509

Southern Co. Gas Capital Corp.	3.500%	9/15/21	1,000	992
Southern Co. Gas Capital Corp.	3.250%	6/15/26	375	351
Southern Co. Gas Capital Corp.	5.875%	3/15/41	125	143
Southern Co. Gas Capital Corp.	4.400%	6/1/43	125	120
Southern Co. Gas Capital Corp.	3.950%	10/1/46	450	398
Southern Co. Gas Capital Corp.	4.400%	5/30/47	500	474
Southwest Gas Corp.	3.700%	4/1/28	250	241
Southwest Gas Corp.	3.800%	9/29/46	250	225
Washington Gas Light Co.	3.796%	9/15/46	350	327

Other Utility (0.0%)
American Water Capital Corp.	3.850%	3/1/24	1,575	1,590
American Water Capital Corp.	3.400%	3/1/25	450	441
American Water Capital Corp.	2.950%	9/1/27	475	443
American Water Capital Corp.	3.750%	9/1/28	550	546
American Water Capital Corp.	6.593%	10/15/37	700	904
American Water Capital Corp.	4.300%	12/1/42	125	122
American Water Capital Corp.	4.000%	12/1/46	500	473
American Water Capital Corp.	3.750%	9/1/47	475	435
American Water Capital Corp.	4.200%	9/1/48	450	441
Veolia Environnement SA	6.750%	6/1/38	325	385

				300,186
Total Corporate Bonds (Cost $4,315,465)				4,245,039
Sovereign Bonds (1.8%)
African Development Bank	1.375%	2/12/20	350	343
African Development Bank	1.875%	3/16/20	1,700	1,676
African Development Bank	2.625%	3/22/21	1,000	991
African Development Bank	1.250%	7/26/21	1,700	1,619
African Development Bank	2.375%	9/23/21	1,850	1,815
African Development Bank	2.125%	11/16/22	2,000	1,927
African Development Bank	3.000%	9/20/23	1,600	1,591
Agricultural Bank of China Ltd.	2.750%	5/21/20	250	247
Asian Development Bank	1.750%	1/10/20	2,000	1,972
Asian Development Bank	1.500%	1/22/20	2,500	2,456
Asian Development Bank	1.375%	3/23/20	2,250	2,202
Asian Development Bank	1.625%	5/5/20	4,000	3,920
Asian Development Bank	2.250%	1/20/21	2,220	2,186
Asian Development Bank	1.625%	3/16/21	3,100	3,002
Asian Development Bank	1.750%	6/8/21	2,700	2,612
Asian Development Bank	2.000%	2/16/22	3,500	3,381
Asian Development Bank	1.875%	2/18/22	2,850	2,743
Asian Development Bank	1.875%	8/10/22	2,200	2,106
Asian Development Bank	1.750%	9/13/22	2,000	1,902
Asian Development Bank	2.750%	3/17/23	3,000	2,958
Asian Development Bank	2.000%	1/22/25	1,000	934
Asian Development Bank	2.000%	4/24/26	400	368
Asian Development Bank	2.625%	1/12/27	800	766
Asian Development Bank	2.500%	11/2/27	2,985	2,821
Asian Development Bank	2.750%	1/19/28	1,000	964
Asian Development Bank	3.125%	9/26/28	1,600	1,587
Canada	2.000%	11/15/22	860	827
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	3,100	2,972
CNOOC Finance 2015 Australia Pty Ltd.	2.625%	5/5/20	1,500	1,481
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	1,800	1,723
CNOOC Finance 2015 USA LLC	4.375%	5/2/28	2,000	2,008

CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	1,000	1,009
CNOOC Nexen Finance 2014 ULC	4.875%	4/30/44	400	415
Corp. Andina de Fomento	2.200%	7/18/20	1,515	1,483
Corp. Andina de Fomento	4.375%	6/15/22	3,125	3,202
Corp. Andina de Fomento	2.750%	1/6/23	1,465	1,406
Council Of Europe Development Bank	1.625%	3/10/20	1,300	1,277
Council Of Europe Development Bank	1.625%	3/16/21	600	580
Council Of Europe Development Bank	2.625%	2/13/23	1,900	1,861
Ecopetrol SA	5.875%	9/18/23	1,525	1,624
Ecopetrol SA	4.125%	1/16/25	1,475	1,442
Ecopetrol SA	5.375%	6/26/26	1,575	1,624
Ecopetrol SA	7.375%	9/18/43	700	795
Ecopetrol SA	5.875%	5/28/45	1,075	1,063
Emirates Telecommunications Group Co.
PJSC	3.500%	6/18/24	200	196
Equinor ASA	2.250%	11/8/19	1,000	992
Equinor ASA	2.900%	11/8/20	150	149
Equinor ASA	2.750%	11/10/21	900	886
Equinor ASA	3.150%	1/23/22	125	124
Equinor ASA	2.450%	1/17/23	3,000	2,889
Equinor ASA	2.650%	1/15/24	4,100	3,930
Equinor ASA	3.250%	11/10/24	550	540
Equinor ASA	3.625%	9/10/28	1,200	1,189
Equinor ASA	5.100%	8/17/40	300	336
Equinor ASA	4.250%	11/23/41	325	326
Equinor ASA	3.950%	5/15/43	175	170
Equinor ASA	4.800%	11/8/43	1,000	1,091
European Bank for Reconstruction &
Development	1.750%	11/26/19	500	494
European Bank for Reconstruction &
Development	1.500%	3/16/20	1,650	1,617
European Bank for Reconstruction &
Development	2.000%	2/1/21	1,200	1,174
European Bank for Reconstruction &
Development	1.875%	7/15/21	2,200	2,134
European Bank for Reconstruction &
Development	1.500%	11/2/21	800	764
European Bank for Reconstruction &
Development	1.875%	2/23/22	1,300	1,249
European Bank for Reconstruction &
Development	2.750%	3/7/23	2,400	2,366
European Investment Bank	1.625%	3/16/20	3,900	3,831
European Investment Bank	1.750%	5/15/20	4,500	4,421
European Investment Bank	1.375%	6/15/20	3,100	3,022
European Investment Bank	1.625%	8/14/20	3,600	3,514
European Investment Bank	2.875%	9/15/20	4,500	4,494
European Investment Bank	1.625%	12/15/20	2,500	2,431
European Investment Bank	4.000%	2/16/21	4,000	4,094
European Investment Bank	2.000%	3/15/21	6,100	5,962
European Investment Bank	2.500%	4/15/21	3,650	3,608
European Investment Bank	2.375%	5/13/21	6,800	6,697
European Investment Bank	1.375%	9/15/21	300	286
European Investment Bank	2.125%	10/15/21	350	341
European Investment Bank	2.875%	12/15/21	4,800	4,776
European Investment Bank	2.250%	3/15/22	2,800	2,726
European Investment Bank	2.375%	6/15/22	5,130	5,007
European Investment Bank	2.250%	8/15/22	685	664

	European Investment Bank	2.000%	12/15/22	7,525	7,202
	European Investment Bank	2.500%	3/15/23	625	609
	European Investment Bank	2.875%	8/15/23	3,300	3,261
	European Investment Bank	3.250%	1/29/24	1,550	1,559
	European Investment Bank	1.875%	2/10/25	2,600	2,407
	European Investment Bank	2.125%	4/13/26	1,000	929
	European Investment Bank	2.375%	5/24/27	800	750
	European Investment Bank	4.875%	2/15/36	1,200	1,452
	Export Development Canada	1.625%	1/17/20	1,500	1,477
	Export Development Canada	1.625%	6/1/20	250	245
	Export Development Canada	2.000%	11/30/20	2,240	2,195
	Export Development Canada	1.500%	5/26/21	1,625	1,564
	Export Development Canada	1.375%	10/21/21	1,900	1,807
	Export Development Canada	2.500%	1/24/23	60	59
	Export Development Canada	2.750%	3/15/23	1,200	1,182
	Export-Import Bank of Korea	1.500%	10/21/19	800	784
	Export-Import Bank of Korea	2.500%	11/1/20	700	686
	Export-Import Bank of Korea	4.000%	1/29/21	1,000	1,010
	Export-Import Bank of Korea	2.500%	5/10/21	1,000	974
	Export-Import Bank of Korea	1.875%	10/21/21	1,000	951
	Export-Import Bank of Korea	2.750%	1/25/22	1,500	1,458
	Export-Import Bank of Korea	5.000%	4/11/22	1,475	1,537
	Export-Import Bank of Korea	3.000%	11/1/22	1,000	975
	Export-Import Bank of Korea	4.000%	1/14/24	2,100	2,109
	Export-Import Bank of Korea	3.250%	11/10/25	300	286
	Export-Import Bank of Korea	2.625%	5/26/26	600	546
13	FMS Wertmanagement AoeR	1.750%	1/24/20	1,900	1,874
	FMS Wertmanagement AoeR	1.750%	3/17/20	750	738
	FMS Wertmanagement AoeR	2.000%	8/1/22	4,040	3,887
	Hydro-Quebec	8.400%	1/15/22	1,235	1,415
	Hydro-Quebec	8.050%	7/7/24	1,175	1,429
	Industrial & Commercial Bank of China Ltd.	3.231%	11/13/19	2,200	2,188
	Industrial & Commercial Bank of China Ltd.	2.635%	5/26/21	600	580
	Industrial & Commercial Bank of China Ltd.	3.538%	11/8/27	750	707
	Inter-American Development Bank	1.250%	10/15/19	1,700	1,674
	Inter-American Development Bank	1.750%	10/15/19	2,200	2,178
	Inter-American Development Bank	3.875%	2/14/20	500	507
	Inter-American Development Bank	1.625%	5/12/20	2,500	2,450
	Inter-American Development Bank	1.875%	6/16/20	1,600	1,574
	Inter-American Development Bank	2.125%	11/9/20	1,950	1,918
	Inter-American Development Bank	2.625%	4/19/21	3,000	2,973
	Inter-American Development Bank	2.125%	1/18/22	3,500	3,399
	Inter-American Development Bank	1.750%	4/14/22	3,500	3,346
	Inter-American Development Bank	1.750%	9/14/22	3,300	3,138
	Inter-American Development Bank	3.000%	9/26/22	3,300	3,293
	Inter-American Development Bank	2.500%	1/18/23	5,025	4,911
	Inter-American Development Bank	3.000%	2/21/24	2,600	2,581
	Inter-American Development Bank	7.000%	6/15/25	250	301
	Inter-American Development Bank	2.000%	6/2/26	4,375	4,031
	Inter-American Development Bank	2.375%	7/7/27	800	750
	Inter-American Development Bank	3.125%	9/18/28	2,200	2,182
	Inter-American Development Bank	3.875%	10/28/41	800	857
	Inter-American Development Bank	3.200%	8/7/42	50	48
	Inter-American Development Bank	4.375%	1/24/44	450	518
	International Bank for Reconstruction &
	Development	1.875%	10/7/19	1,500	1,487

	International Bank for Reconstruction &
	Development	1.125%	11/27/19	1,750	1,717
	International Bank for Reconstruction &
	Development	1.875%	4/21/20	11,835	11,655
	International Bank for Reconstruction &
	Development	1.625%	9/4/20	4,435	4,329
	International Bank for Reconstruction &
	Development	2.125%	11/1/20	2,200	2,164
	International Bank for Reconstruction &
	Development	1.625%	3/9/21	600	581
	International Bank for Reconstruction &
	Development	1.375%	5/24/21	4,000	3,840
	International Bank for Reconstruction &
	Development	2.250%	6/24/21	1,700	1,668
	International Bank for Reconstruction &
	Development	2.750%	7/23/21	5,100	5,063
	International Bank for Reconstruction &
	Development	1.375%	9/20/21	4,500	4,297
	International Bank for Reconstruction &
	Development	2.125%	12/13/21	1,130	1,100
	International Bank for Reconstruction &
	Development	2.000%	1/26/22	8,200	7,931
	International Bank for Reconstruction &
	Development	1.625%	2/10/22	2,025	1,933
	International Bank for Reconstruction &
	Development	7.625%	1/19/23	25	29
	International Bank for Reconstruction &
	Development	3.000%	9/27/23	5,750	5,730
	International Bank for Reconstruction &
	Development	2.500%	11/25/24	4,500	4,351
	International Bank for Reconstruction &
	Development	2.500%	7/29/25	4,600	4,419
	International Bank for Reconstruction &
	Development	4.750%	2/15/35	450	534
	International Finance Corp.	1.750%	3/30/20	2,000	1,967
	International Finance Corp.	1.625%	7/16/20	500	489
	International Finance Corp.	2.250%	1/25/21	2,000	1,967
	International Finance Corp.	2.000%	10/24/22	300	288
	International Finance Corp.	2.875%	7/31/23	1,400	1,387
	International Finance Corp.	2.125%	4/7/26	2,405	2,238
14	Japan Bank for International Cooperation	2.250%	2/24/20	1,600	1,584
14	Japan Bank for International Cooperation	1.750%	5/28/20	3,950	3,866
14	Japan Bank for International Cooperation	2.125%	6/1/20	1,300	1,279
14	Japan Bank for International Cooperation	2.125%	7/21/20	1,270	1,248
14	Japan Bank for International Cooperation	2.125%	11/16/20	3,050	2,982
14	Japan Bank for International Cooperation	3.125%	7/20/21	250	249
14	Japan Bank for International Cooperation	1.500%	7/21/21	2,400	2,288
14	Japan Bank for International Cooperation	2.000%	11/4/21	1,900	1,828
14	Japan Bank for International Cooperation	2.500%	6/1/22	700	680
14	Japan Bank for International Cooperation	2.375%	7/21/22	1,000	966
14	Japan Bank for International Cooperation	2.375%	11/16/22	2,420	2,328
14	Japan Bank for International Cooperation	3.250%	7/20/23	625	622
14	Japan Bank for International Cooperation	3.000%	5/29/24	650	636
14	Japan Bank for International Cooperation	2.125%	2/10/25	2,400	2,223
14	Japan Bank for International Cooperation	2.500%	5/28/25	500	473
14	Japan Bank for International Cooperation	2.875%	6/1/27	1,500	1,435
14	Japan Bank for International Cooperation	2.750%	11/16/27	3,700	3,489

14	Japan Bank for International Cooperation	3.250%	7/20/28	1,300	1,276
14	Japan International Cooperation Agency	2.750%	4/27/27	700	660
14	Japan International Cooperation Agency	3.375%	6/12/28	550	545
13	KFW	1.750%	10/15/19	1,300	1,287
13	KFW	2.250%	11/5/19	1,800	1,790
13	KFW	4.000%	1/27/20	150	152
13	KFW	1.750%	3/31/20	5,500	5,410
13	KFW	1.500%	4/20/20	3,550	3,474
13	KFW	1.625%	5/29/20	8,100	7,933
13	KFW	1.875%	6/30/20	1,000	982
13	KFW	2.750%	7/15/20	3,200	3,186
13	KFW	2.750%	9/8/20	3,000	2,992
13	KFW	2.750%	10/1/20	3,200	3,187
13	KFW	1.875%	12/15/20	3,045	2,976
13	KFW	1.625%	3/15/21	2,800	2,712
13	KFW	2.625%	4/12/21	2,600	2,577
13	KFW	1.500%	6/15/21	7,100	6,823
13	KFW	2.375%	8/25/21	2,710	2,661
13	KFW	1.750%	9/15/21	1,220	1,177
13	KFW	2.625%	1/25/22	1,500	1,481
13	KFW	2.125%	3/7/22	7,150	6,932
13	KFW	2.125%	6/15/22	6,400	6,188
13	KFW	2.000%	10/4/22	2,150	2,063
13	KFW	2.375%	12/29/22	5,100	4,957
13	KFW	2.125%	1/17/23	1,750	1,681
13	KFW	2.500%	11/20/24	5,300	5,108
13	KFW	2.000%	5/2/25	1,250	1,164
13	KFW	2.875%	4/3/28	2,100	2,049
13	KFW	0.000%	4/18/36	600	331
	Korea Development Bank	4.625%	11/16/21	1,375	1,418
	Korea Development Bank	2.625%	2/27/22	1,300	1,257
	Korea Development Bank	3.000%	9/14/22	1,500	1,462
	Korea Development Bank	3.375%	3/12/23	3,200	3,147
	Korea Development Bank	2.750%	3/19/23	600	575
	Korea Development Bank	3.750%	1/22/24	1,500	1,493
13	Landwirtschaftliche Rentenbank	1.375%	10/23/19	425	418
13	Landwirtschaftliche Rentenbank	2.250%	10/1/21	975	953
13	Landwirtschaftliche Rentenbank	2.000%	12/6/21	1,175	1,138
13	Landwirtschaftliche Rentenbank	2.000%	1/13/25	2,500	2,334
13	Landwirtschaftliche Rentenbank	2.375%	6/10/25	975	928
13	Landwirtschaftliche Rentenbank	1.750%	7/27/26	825	742
13	Landwirtschaftliche Rentenbank	2.500%	11/15/27	1,595	1,504
	Nexen Energy ULC	7.875%	3/15/32	100	133
	Nexen Energy ULC	5.875%	3/10/35	410	465
	Nexen Energy ULC	6.400%	5/15/37	800	968
	Nexen Energy ULC	7.500%	7/30/39	625	856
	Nordic Investment Bank	2.500%	4/28/20	1,000	994
	Nordic Investment Bank	1.625%	11/20/20	1,600	1,556
	Nordic Investment Bank	2.250%	2/1/21	1,000	984
	Nordic Investment Bank	2.125%	2/1/22	500	485
	Nordic Investment Bank	2.875%	7/19/23	950	940
	North American Development Bank	4.375%	2/11/20	650	657
	North American Development Bank	2.400%	10/26/22	350	336
15	Oesterreichische Kontrollbank AG	1.375%	2/10/20	1,400	1,370
15	Oesterreichische Kontrollbank AG	1.500%	10/21/20	1,885	1,825
15	Oesterreichische Kontrollbank AG	1.875%	1/20/21	800	780
15	Oesterreichische Kontrollbank AG	2.875%	9/7/21	600	597

15	Oesterreichische Kontrollbank AG	2.375%	10/1/21	1,000	980
7	Oriental Republic of Uruguay	8.000%	11/18/22	3,075	3,463
7	Oriental Republic of Uruguay	4.500%	8/14/24	1,354	1,394
7	Oriental Republic of Uruguay	4.375%	10/27/27	1,075	1,092
7	Oriental Republic of Uruguay	7.625%	3/21/36	885	1,193
7	Oriental Republic of Uruguay	4.125%	11/20/45	2,029	1,869
7	Oriental Republic of Uruguay	5.100%	6/18/50	3,015	3,072
7	Oriental Republic of Uruguay	4.975%	4/20/55	300	300
	Petroleos Mexicanos	5.500%	1/21/21	1,580	1,631
	Petroleos Mexicanos	6.375%	2/4/21	3,829	4,007
	Petroleos Mexicanos	4.875%	1/24/22	5,025	5,084
	Petroleos Mexicanos	5.375%	3/13/22	810	832
	Petroleos Mexicanos	3.500%	1/30/23	1,350	1,283
	Petroleos Mexicanos	4.625%	9/21/23	1,121	1,111
	Petroleos Mexicanos	4.875%	1/18/24	1,750	1,738
7	Petroleos Mexicanos	2.290%	2/15/24	110	107
	Petroleos Mexicanos	4.250%	1/15/25	450	427
	Petroleos Mexicanos	2.378%	4/15/25	140	136
	Petroleos Mexicanos	4.500%	1/23/26	250	234
	Petroleos Mexicanos	6.875%	8/4/26	2,516	2,643
	Petroleos Mexicanos	6.500%	3/13/27	6,956	7,094
12	Petroleos Mexicanos	5.350%	2/12/28	653	615
	Petroleos Mexicanos	6.625%	6/15/35	1,000	991
	Petroleos Mexicanos	6.625%	6/15/38	375	363
	Petroleos Mexicanos	6.500%	6/2/41	790	737
	Petroleos Mexicanos	5.500%	6/27/44	619	524
	Petroleos Mexicanos	6.375%	1/23/45	1,175	1,083
	Petroleos Mexicanos	5.625%	1/23/46	2,208	1,874
	Petroleos Mexicanos	6.750%	9/21/47	5,785	5,525
12	Petroleos Mexicanos	6.350%	2/12/48	3,510	3,211
16	Power Sector Assets & Liabilities
	Management Corp.	9.625%	5/15/28	140	195
	Province of Alberta	1.900%	12/6/19	1,500	1,478
	Province of Alberta	2.200%	7/26/22	2,000	1,923
	Province of Alberta	3.300%	3/15/28	1,100	1,081
	Province of British Columbia	2.650%	9/22/21	500	493
	Province of British Columbia	2.000%	10/23/22	300	287
	Province of British Columbia	2.250%	6/2/26	1,500	1,387
	Province of Manitoba	2.100%	9/6/22	300	286
	Province of Manitoba	3.050%	5/14/24	500	490
	Province of Manitoba	2.125%	6/22/26	850	772
	Province of New Brunswick	2.500%	12/12/22	400	386
	Province of New Brunswick	3.625%	2/24/28	500	502
	Province of Ontario	4.000%	10/7/19	850	859
	Province of Ontario	4.400%	4/14/20	975	994
	Province of Ontario	2.550%	2/12/21	6,700	6,608
	Province of Ontario	2.400%	2/8/22	700	681
	Province of Ontario	2.250%	5/18/22	4,100	3,961
	Province of Ontario	2.450%	6/29/22	100	97
	Province of Ontario	2.200%	10/3/22	500	480
	Province of Ontario	3.200%	5/16/24	1,000	991
	Province of Ontario	2.500%	4/27/26	1,000	938
	Province of Quebec	3.500%	7/29/20	1,530	1,543
	Province of Quebec	2.750%	8/25/21	1,375	1,359
	Province of Quebec	2.375%	1/31/22	500	488
	Province of Quebec	2.625%	2/13/23	2,050	1,999
	Province of Quebec	7.125%	2/9/24	1,400	1,639

	Province of Quebec	2.875%	10/16/24	700	683
	Province of Quebec	2.500%	4/20/26	700	660
	Province of Quebec	2.750%	4/12/27	3,250	3,094
	Province of Quebec	7.500%	9/15/29	1,075	1,459
	Republic of Chile	3.875%	8/5/20	200	203
	Republic of Chile	2.250%	10/30/22	225	216
	Republic of Chile	3.125%	3/27/25	200	194
	Republic of Chile	3.125%	1/21/26	1,310	1,259
7	Republic of Chile	3.240%	2/6/28	4,110	3,938
	Republic of Chile	3.860%	6/21/47	1,075	1,020
	Republic of Colombia	4.375%	7/12/21	1,330	1,355
7	Republic of Colombia	2.625%	3/15/23	3,250	3,089
	Republic of Colombia	4.000%	2/26/24	3,790	3,796
	Republic of Colombia	8.125%	5/21/24	400	481
7	Republic of Colombia	4.500%	1/28/26	500	511
7	Republic of Colombia	3.875%	4/25/27	775	752
	Republic of Colombia	10.375%	1/28/33	500	761
	Republic of Colombia	7.375%	9/18/37	1,000	1,266
	Republic of Colombia	6.125%	1/18/41	600	679
7	Republic of Colombia	5.625%	2/26/44	1,533	1,652
7	Republic of Colombia	5.000%	6/15/45	6,244	6,244
	Republic of Hungary	6.250%	1/29/20	1,300	1,350
	Republic of Hungary	6.375%	3/29/21	11,650	12,436
	Republic of Hungary	7.625%	3/29/41	550	767
	Republic of Indonesia	2.950%	1/11/23	1,350	1,289
	Republic of Indonesia	3.850%	7/18/27	200	191
	Republic of Indonesia	3.500%	1/11/28	800	745
	Republic of Indonesia	4.100%	4/24/28	800	776
12	Republic of Indonesia	4.750%	7/18/47	300	289
	Republic of Indonesia	4.350%	1/11/48	1,150	1,054
	Republic of Italy	6.875%	9/27/23	2,300	2,492
	Republic of Italy	5.375%	6/15/33	1,760	1,843
	Republic of Korea	3.875%	9/11/23	850	863
	Republic of Korea	2.750%	1/19/27	2,800	2,628
	Republic of Korea	3.875%	9/20/48	90	89
	Republic of Panama	5.200%	1/30/20	2,045	2,101
7	Republic of Panama	4.000%	9/22/24	600	608
7	Republic of Panama	3.750%	3/16/25	1,450	1,440
	Republic of Panama	7.125%	1/29/26	1,158	1,377
	Republic of Panama	8.875%	9/30/27	368	496
7	Republic of Panama	3.875%	3/17/28	3,080	3,049
	Republic of Panama	9.375%	4/1/29	1,370	1,938
7	Republic of Panama	6.700%	1/26/36	2,284	2,840
7	Republic of Panama	4.500%	5/15/47	1,243	1,243
7	Republic of Panama	4.500%	4/16/50	330	324
7	Republic of Panama	4.300%	4/29/53	250	240
	Republic of Peru	8.750%	11/21/33	3,635	5,372
7	Republic of Peru	6.550%	3/14/37	600	758
	Republic of Peru	5.625%	11/18/50	3,275	3,874
	Republic of Poland	5.125%	4/21/21	2,725	2,851
	Republic of Poland	5.000%	3/23/22	1,415	1,489
	Republic of Poland	3.000%	3/17/23	3,100	3,046
	Republic of Poland	4.000%	1/22/24	1,625	1,658
	Republic of Poland	3.250%	4/6/26	150	146
	Republic of the Philippines	4.000%	1/15/21	3,475	3,532
	Republic of the Philippines	4.200%	1/21/24	1,400	1,439
	Republic of the Philippines	9.500%	10/21/24	550	715

Republic of the Philippines	10.625%	3/16/25	425	588
Republic of the Philippines	5.500%	3/30/26	1,500	1,658
Republic of the Philippines	3.000%	2/1/28	1,800	1,676
Republic of the Philippines	9.500%	2/2/30	825	1,221
Republic of the Philippines	7.750%	1/14/31	775	1,046
Republic of the Philippines	6.375%	1/15/32	600	734
Republic of the Philippines	6.375%	10/23/34	2,175	2,713
Republic of the Philippines	5.000%	1/13/37	400	438
Republic of the Philippines	3.950%	1/20/40	700	676
Republic of the Philippines	3.700%	3/1/41	2,834	2,643
Republic of the Philippines	3.700%	2/2/42	850	791
State of Israel	4.000%	6/30/22	900	916
State of Israel	3.150%	6/30/23	1,100	1,085
State of Israel	2.875%	3/16/26	1,500	1,419
State of Israel	3.250%	1/17/28	1,000	961
State of Israel	4.500%	1/30/43	900	912
State of Israel	4.125%	1/17/48	1,300	1,236
Svensk Exportkredit AB	1.750%	5/18/20	1,100	1,079
Svensk Exportkredit AB	1.875%	6/23/20	600	589
Svensk Exportkredit AB	2.750%	10/7/20	2,325	2,313
Svensk Exportkredit AB	1.750%	3/10/21	800	775
Svensk Exportkredit AB	2.875%	5/22/21	500	497
Svensk Exportkredit AB	2.000%	8/30/22	1,775	1,699
Svensk Exportkredit AB	2.875%	3/14/23	1,400	1,382
Syngenta Finance NV	3.125%	3/28/22	450	436
United Mexican States	3.500%	1/21/21	290	290
United Mexican States	3.625%	3/15/22	9,195	9,195
United Mexican States	4.000%	10/2/23	269	271
United Mexican States	3.600%	1/30/25	2,270	2,206
United Mexican States	4.125%	1/21/26	3,468	3,436
United Mexican States	4.150%	3/28/27	4,220	4,151
United Mexican States	3.750%	1/11/28	1,375	1,309
United Mexican States	8.300%	8/15/31	1,000	1,384
United Mexican States	6.050%	1/11/40	2,321	2,582
United Mexican States	4.750%	3/8/44	5,322	5,090
United Mexican States	5.550%	1/21/45	1,000	1,062
United Mexican States	4.600%	1/23/46	3,830	3,577
United Mexican States	4.350%	1/15/47	1,250	1,136
United Mexican States	4.600%	2/10/48	2,810	2,648
United Mexican States	5.750%	10/12/10	2,964	2,991
Total Sovereign Bonds (Cost $731,243)				719,242
Taxable Municipal Bonds (0.3%)
Alabama Economic Settlement Authority
BP Settlement Revenue	3.163%	9/15/25	270	265
Alameda County CA Joint Powers Authority
Lease Revenue	7.046%	12/1/44	100	141
American Municipal Power Ohio Inc.
Revenue (Hydroelectric Projects)	6.449%	2/15/44	300	380
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	7.834%	2/15/41	100	143
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	6.053%	2/15/43	50	62
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	5.939%	2/15/47	925	1,127

American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	6.270%	2/15/50	160	194
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	7.499%	2/15/50	75	105
American Municipal Power Ohio Inc.
Revenue (Prairie State Energy Campus
Project)	8.084%	2/15/50	175	274
Bay Area Toll Authority California Toll
Bridge Revenue (San Francisco Bay
Area)	6.918%	4/1/40	175	235
Bay Area Toll Authority California Toll
Bridge Revenue (San Francisco Bay
Area)	6.263%	4/1/49	1,120	1,528
Bay Area Toll Authority California Toll
Bridge Revenue (San Francisco Bay
Area)	7.043%	4/1/50	125	183
Bay Area Toll Authority California Toll
Bridge Revenue (San Francisco Bay
Area)	6.907%	10/1/50	1,210	1,754
California Department of Water Resources
Power Supply Revenue	2.000%	5/1/22	1,000	964
California GO	6.200%	10/1/19	1,600	1,653
California GO	2.800%	4/1/21	425	424
California GO	5.700%	11/1/21	1,000	1,077
California GO	2.367%	4/1/22	600	585
California GO	3.375%	4/1/25	400	396
California GO	3.500%	4/1/28	400	391
California GO	4.500%	4/1/33	850	884
California GO	7.500%	4/1/34	2,270	3,139
California GO	4.600%	4/1/38	1,350	1,400
California GO	7.550%	4/1/39	2,005	2,926
California GO	7.300%	10/1/39	850	1,187
California GO	7.350%	11/1/39	2,325	3,265
California GO	7.625%	3/1/40	1,100	1,602
California GO	7.600%	11/1/40	350	520
California State University Systemwide
Revenue	3.899%	11/1/47	250	236
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.491%	11/1/39	100	121
Chicago IL GO	7.045%	1/1/29	200	214
Chicago IL GO	7.375%	1/1/33	550	598
Chicago IL GO	6.314%	1/1/44	500	496
Chicago IL Metropolitan Water Reclamation
District GO	5.720%	12/1/38	500	604
Chicago IL O'Hare International Airport
Revenue	6.395%	1/1/40	425	546
Chicago IL Transit Authority Sales Tax
Receipts Revenue	6.200%	12/1/40	200	242
Chicago IL Transit Authority Transfer Tax
Receipts Revenue	6.899%	12/1/40	765	972
Clark County NV Airport System Revenue	6.881%	7/1/42	75	77
Clark County NV Airport System Revenue	6.820%	7/1/45	325	459
Commonwealth Financing Authority
Pennsylvania Revenue	3.864%	6/1/38	500	482
Connecticut GO	5.090%	10/1/30	575	607

Connecticut GO	5.850%	3/15/32	610	694
Cook County IL GO	6.229%	11/15/34	400	482
Dallas County TX Hospital District Revenue	5.621%	8/15/44	100	120
Dallas TX Area Rapid Transit Revenue	5.999%	12/1/44	200	258
Dallas TX Area Rapid Transit Revenue	5.022%	12/1/48	75	87
Dallas TX Convention Center Hotel
Development Corp. Hotel Revenue	7.088%	1/1/42	1,220	1,574
Dallas TX Independent School District GO	6.450%	2/15/35	150	161
District of Columbia Income Tax Revenue	5.591%	12/1/34	50	58
District of Columbia Water & Sewer
Authority Public Utility Revenue	4.814%	10/1/14	1,025	1,115
East Bay CA Municipal Utility District Water
System Revenue	5.874%	6/1/40	250	311
Florida Board of Administration Finance
Corp Revenue	2.638%	7/1/21	500	495
Florida Hurricane Catastrophe Fund
Finance Corp. Revenue	2.995%	7/1/20	1,900	1,899
George Washington University District of
Columbia GO	4.300%	9/15/44	400	403
George Washington University District of
Columbia Revenue	4.126%	9/15/48	650	646
Georgia Municipal Electric Power Authority
Revenue	6.637%	4/1/57	610	720
Georgia Municipal Electric Power Authority
Revenue	6.655%	4/1/57	1,148	1,359
Georgia Municipal Electric Power Authority
Revenue	7.055%	4/1/57	150	172
Houston TX GO	6.290%	3/1/32	860	989
Illinois GO	4.950%	6/1/23	1,450	1,474
Illinois GO	5.100%	6/1/33	4,520	4,338
Illinois GO	6.630%	2/1/35	480	506
Illinois GO	6.725%	4/1/35	475	504
Illinois GO	7.350%	7/1/35	1,500	1,652
Illinois Toll Highway Authority Revenue	6.184%	1/1/34	350	430
JobsOhio Beverage System Statewide
Liquor Profits Revenue	3.985%	1/1/29	300	301
JobsOhio Beverage System Statewide
Liquor Profits Revenue	4.532%	1/1/35	225	238
Kansas Department of Transportation
Highway Revenue	4.596%	9/1/35	150	161
Los Angeles CA Community College
District GO	6.750%	8/1/49	235	340
Los Angeles CA Department of Water &
Power Revenue	5.716%	7/1/39	100	122
Los Angeles CA Department of Water &
Power Revenue	6.166%	7/1/40	100	105
Los Angeles CA Department of Water &
Power Revenue	6.574%	7/1/45	410	564
Los Angeles CA Department of Water &
Power Revenue	6.603%	7/1/50	500	701
Los Angeles CA Unified School District GO	5.750%	7/1/34	1,560	1,845
Los Angeles CA Unified School District GO	6.758%	7/1/34	100	129
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax
Revenue	5.735%	6/1/39	400	477
Los Angeles County CA Public Works
Financing Authority Lease Revenue	7.618%	8/1/40	50	72

	Maryland Transportation Authority Facilities
	Projects Revenue	5.888%	7/1/43	100	124
	Massachusetts GO	4.200%	12/1/21	1,375	1,407
	Massachusetts GO	5.456%	12/1/39	845	1,002
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	5.715%	8/15/39	500	597
	Massachusetts Transportation Fund
	Revenue	5.731%	6/1/40	50	61
	Metropolitan Government of Nashville &
	Davidson County TN Convention Center
	Authority Tourism Tax Revenue	6.731%	7/1/43	100	131
	Metropolitan Washington DC/VA Airports
	Authority Dulles Toll Road Revenue	7.462%	10/1/46	575	819
	Miami-Dade County FL Aviation Revenue
	(Miami International Airport)	4.280%	10/1/41	575	568
	Mississippi GO	5.245%	11/1/34	50	57
	Missouri Health & Educational Facilities
	Authority Revenue (Washington
	University)	3.652%	8/15/57	350	323
17	New Jersey Economic Development
	Authority Revenue (State Pension
	Funding)	7.425%	2/15/29	1,435	1,721
	New Jersey Transportation Trust Fund
	Authority Transportation System
	Revenue	5.754%	12/15/28	460	506
	New Jersey Transportation Trust Fund
	Authority Transportation System
	Revenue	6.104%	12/15/28	1,150	1,202
	New Jersey Transportation Trust Fund
	Authority Transportation System
	Revenue	6.561%	12/15/40	450	541
	New Jersey Turnpike Authority Revenue	7.414%	1/1/40	375	537
	New Jersey Turnpike Authority Revenue	7.102%	1/1/41	1,905	2,625
	New York City NY GO	6.246%	6/1/35	100	104
	New York City NY GO	5.517%	10/1/37	400	471
	New York City NY GO	6.271%	12/1/37	700	882
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	5.750%	6/15/41	100	124
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	5.790%	6/15/41	500	520
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	5.952%	6/15/42	100	127
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	6.011%	6/15/42	75	96
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	5.440%	6/15/43	530	637
	New York City NY Municipal Water Finance
	Authority Water & Sewer System
	Revenue	5.882%	6/15/44	1,610	2,042
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.767%	8/1/36	300	351

	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.508%	8/1/37	150	176
	New York City NY Transitional Finance
	Authority Future Tax Revenue	5.572%	11/1/38	625	736
	New York Metropolitan Transportation
	Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/39	1,525	2,175
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	5.871%	11/15/39	100	119
	New York State Dormitory Authority
	Revenue (Personal Income Tax)	5.628%	3/15/39	95	110
	New York State Urban Development Corp.
	Revenue (Personal Income Tax)	5.770%	3/15/39	500	576
	New York University Hospitals Center
	Revenue	5.750%	7/1/43	375	456
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	700	984
	Ohio State University General Receipts
	Revenue	4.910%	6/1/40	175	197
	Ohio State University General Receipts
	Revenue	3.798%	12/1/46	100	94
	Ohio State University General Receipts
	Revenue	4.800%	6/1/11	665	714
	Ohio Water Development Authority Water
	Pollution Control Loan Fund Revenue	4.879%	12/1/34	100	108
	Oregon Department of Transportation
	Highway User Tax Revenue	5.834%	11/15/34	225	272
	Oregon GO	5.762%	6/1/23	400	427
	Oregon GO	5.892%	6/1/27	375	430
18	Oregon School Boards Association GO	5.528%	6/30/28	125	138
	Pennsylvania Public School Building
	Authority Lease Revenue (School District
	of Philadelphia)	5.000%	9/15/27	250	267
	Pennsylvania Turnpike Commission
	Revenue	5.511%	12/1/45	375	447
	Port Authority of New York & New Jersey
	Revenue	6.040%	12/1/29	125	149
	Port Authority of New York & New Jersey
	Revenue	5.647%	11/1/40	800	965
	Port Authority of New York & New Jersey
	Revenue	4.960%	8/1/46	975	1,089
	Port Authority of New York & New Jersey
	Revenue	5.310%	8/1/46	375	402
	Port Authority of New York & New Jersey
	Revenue	4.031%	9/1/48	175	172
	Port Authority of New York & New Jersey
	Revenue	4.926%	10/1/51	535	596
	Port Authority of New York & New Jersey
	Revenue	4.458%	10/1/62	2,005	2,078
	Port Authority of New York & New Jersey
	Revenue	4.810%	10/15/65	600	655
	President & Fellows of Harvard College
	Massachusetts GO	4.875%	10/15/40	275	313
	President & Fellows of Harvard College
	Massachusetts GO	3.150%	7/15/46	400	352
	Princeton University New Jersey GO	5.700%	3/1/39	800	987
	Regents of the University of California
	Revenue	3.063%	7/1/25	400	388

Regional Transportation District of
Colorado Sales Tax Revenue	5.844%	11/1/50	150	193
Rutgers State University New Jersey
Revenue	5.665%	5/1/40	325	380
Sales Tax Securitization Corp. Illinois
Revenue	3.587%	1/1/43	350	319
Sales Tax Securitization Corp. Illinois
Revenue	3.820%	1/1/48	250	227
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.839%	1/1/41	375	420
San Antonio TX Electric & Gas Systems
Revenue	5.985%	2/1/39	225	286
San Antonio TX Electric & Gas Systems
Revenue	5.808%	2/1/41	500	621
San Antonio TX Electric & Gas Systems
Revenue	4.427%	2/1/42	450	481
San Diego County CA Water Authority
Revenue	6.138%	5/1/49	1,000	1,300
San Francisco CA City & County Public
Utilities Commission Water Revenue	6.950%	11/1/50	500	707
San Jose California Redevelopment
Agency Successor Agency Tax
Allocation	3.375%	8/1/34	375	347
Santa Clara Valley CA Transportation
Authority Sales Tax Revenue	5.876%	4/1/32	645	746
South Carolina Public Service Authority
Revenue	2.388%	12/1/23	250	232
South Carolina Public Service Authority
Revenue	6.454%	1/1/50	475	613
Texas GO	5.517%	4/1/39	660	809
Texas Transportation Commission
Revenue	5.178%	4/1/30	275	309
Texas Transportation Commission
Revenue	4.681%	4/1/40	100	109
University of California Regents Medical
Center Revenue	6.548%	5/15/48	1,550	2,030
University of California Regents Medical
Center Revenue	6.583%	5/15/49	125	164
University of California Revenue	4.601%	5/15/31	500	530
University of California Revenue	6.270%	5/15/31	500	512
University of California Revenue	5.770%	5/15/43	410	497
University of California Revenue	5.946%	5/15/45	275	337
University of California Revenue	4.858%	5/15/12	330	334
University of California Revenue	4.767%	5/15/15	50	49
University of Southern California GO	5.250%	10/1/11	275	317
University of Texas Permanent University
Fund Revenue	3.376%	7/1/47	400	365
University of Texas Revenue	3.354%	8/15/47	200	180
University of Texas System Revenue
Financing System Revenue	6.276%	8/15/41	75	77
University of Texas System Revenue
Financing System Revenue	4.794%	8/15/46	100	111
University of Virginia Revenue	4.179%	9/1/17	250	240
Utah GO	4.554%	7/1/24	125	130
Utah GO	3.539%	7/1/25	340	341
Washington GO	5.140%	8/1/40	480	560
Wisconsin Annual Appropriation Revenue	3.954%	5/1/36	1,000	988

	Wisconsin General Fund Annual
	Appropriation Revenue	3.154%	5/1/27	300	288
18	Wisconsin GO	5.700%	5/1/26	325	356
Total Taxable Municipal Bonds (Cost $103,059)					108,612
Temporary Cash Investments (1.6%)1
U.S. Government and Agency Obligations (0.0%)
19	United States Treasury Bill	1.934%	10/11/18	2,100	2,099
19	United States Treasury Bill	1.986%	10/18/18	500	499
19	United States Treasury Bill	2.022%	11/15/18	1,000	997
19	United States Treasury Bill	2.132%	1/3/19	1,085	1,079
	United States Treasury Bill	2.294%	2/21/19	3,000	2,973
					7,647

				Shares
Money Market Fund (1.6%)
20,21 Vanguard Market Liquidity Fund		2.209%		6,111,378	611,138
Total Temporary Cash Investments (Cost $618,765)					618,785
Total Investments (100.9%) (Cost $25,949,248)					39,894,273
Other Assets and Liabilities-Net (-0.9%)					(347,167)
Net Assets (100%)					39,547,106

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $70,168,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 60.1% and 1.1%, respectively, of net assets.
2 Security value determined using significant unobservable inputs.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
4 Securities with a value of $1,192,000 have been segregated as collateral for certain open To Be Announced
(TBA) transactions.
5 U.S. government-guaranteed.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
7 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
8 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2018.
9 Adjustable-rate security based upon 6-month USD LIBOR plus spread.
10 Adjustable-rate security based upon 12-month USD LIBOR plus spread.
11 Adjustable-rate security based upon one-year Constant Maturity Treasury yield plus spread.
12 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018, the aggregate value of these securities was $98,473,000, representing 0.2% of net assets.
13 Guaranteed by the Federal Republic of Germany.
14 Guaranteed by the Government of Japan.
15 Guaranteed by the Republic of Austria.
16 Guaranteed by the Republic of the Philippines.
17 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
18 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
19 Securities with a value of $4,675,000 have been segregated as initial margin for open futures contracts.
20 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
21 Includes $76,470,000 of collateral received for securities on loan.

CVR—Contingent Value Rights.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional Appreciation
	Expiration	Contracts	Amount (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2018	1,009	147,264	141
E-mini Russell 2000 Index	December 2018	170	14,457	(239)
E-mini S&P Mid-Cap 400 Index	December 2018	50	10,126	(143)
				(241)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount

Balanced Index Fund

sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

Balanced Index Fund

The following table summarizes the market value of the fund's investments as of September 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	23,553,027	21,017	189
U.S. Government and Agency Obligations	—	10,223,356	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	405,006	—
Corporate Bonds	—	4,245,039	—
Sovereign Bonds	—	719,242	—
Taxable Municipal Bonds	—	108,612	—
Temporary Cash Investments	611,138	7,647	—
Futures Contracts—Assets[1]	69	—	—
Futures Contracts—Liabilities[1]	(42)	—	—
Total	24,164,192	15,729,919	189
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Vanguard Managed Payout Fund

Consolidated Schedule of Investments (unaudited)
As of September 30, 2018

		Market
		Value
	Shares	($000)
Investment Companies (92.3%)
U.S. Stock Funds (17.6%)
Vanguard Total Stock Market Index Fund Investor Shares	3,389,374	246,814
Vanguard Value Index Fund Investor Shares	2,296,814	99,177
		345,991
Global Stock Fund (7.6%)
Vanguard Global Minimum Volatility Fund Investor Shares	10,354,490	149,933

International Stock Funds (29.8%)
Vanguard Total International Stock Index Fund Investor Shares	28,268,528	490,742
Vanguard Emerging Markets Stock Index Fund Investor Shares	3,698,553	96,125
		586,867
U.S. Bond Fund (13.7%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	26,074,566	269,350

International Bond Fund (6.1%)
Vanguard Total International Bond Index Fund Investor Shares	10,963,466	119,283

Alternative Funds (17.5%)
Vanguard Alternative Strategies Fund	12,143,990	246,159
Vanguard Market Neutral Fund Investor Shares	8,185,369	98,388
		344,547
Total Investment Companies (Cost $1,525,150)		1,815,971
Temporary Cash Investments (7.5%)

Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 2.209%			4	—

			Face
		Maturity	Amount
	Coupon	Date	($000)
U.S. Government and Agency Obligations (7.5%)
2,3 Fannie Mae Discount Notes	2.015%–2.073%	10/10/18	9,751,000	9,746
2,3 Fannie Mae Discount Notes	2.106%–2.141%	11/21/18	789,000	787
2,4 Federal Home Loan Bank Discount Notes	1.986%–2.043%	10/5/18	4,003,000	4,002
2,4 Federal Home Loan Bank Discount Notes	2.054%	10/10/18	5,000,000	4,997
2,4 Federal Home Loan Bank Discount Notes	2.054%	10/12/18	241,000	241
2,4 Federal Home Loan Bank Discount Notes	2.060%–2.134%	10/17/18	4,773,000	4,769
2,4 Federal Home Loan Bank Discount Notes	2.111%	10/24/18	289,000	289
2,4 Federal Home Loan Bank Discount Notes	2.065%	10/26/18	804,000	803
2,4 Federal Home Loan Bank Discount Notes	2.110%	10/31/18	995,000	993
2,4 Federal Home Loan Bank Discount Notes	2.136%	11/2/18	5,681,000	5,670
2,4 Federal Home Loan Bank Discount Notes	2.109%	11/7/18	1,223,000	1,220
2,4 Federal Home Loan Bank Discount Notes	2.152%–2.186%	11/9/18	5,233,000	5,221
2,4 Federal Home Loan Bank Discount Notes	2.139%	11/14/18	4,745,000	4,733
2,4 Federal Home Loan Bank Discount Notes	2.136%	11/16/18	1,300,000	1,296
2,4 Federal Home Loan Bank Discount Notes	2.131%	11/21/18	3,600,000	3,589
2,4 Federal Home Loan Bank Discount Notes	2.242%–2.252%	12/26/18	4,314,000	4,292
2,3 Freddie Mac Discount Notes	2.020%	10/2/18	4,250,000	4,250
2,3 Freddie Mac Discount Notes	2.009%	10/18/18	5,000,000	4,995

2,3 Freddie Mac Discount Notes		2.049%–2.060%	10/26/18	5,049,000	5,042
2,3 Freddie Mac Discount Notes		2.058%	10/30/18	2,875,000	2,870
2,3 Freddie Mac Discount Notes		2.162%	12/19/18	1,106,000	1,101
2	United States Treasury Bill	1.950%	10/4/18	4,000,000	3,999
2	United States Treasury Bill	1.955%	10/11/18	4,000,000	3,998
2	United States Treasury Bill	1.990%	10/18/18	7,000,000	6,993
2	United States Treasury Bill	1.980%	10/25/18	7,000,000	6,990
2	United States Treasury Bill	2.010%	11/1/18	7,000,000	6,988
2	United States Treasury Bill	2.020%	11/8/18	8,000,000	7,982
2	United States Treasury Bill	2.040%	11/15/18	5,000,000	4,987
2	United States Treasury Bill	2.046%	11/23/18	7,000,000	6,978
2	United States Treasury Bill	2.092%	11/29/18	8,000,000	7,972
2	United States Treasury Bill	2.106%	12/6/18	5,000,000	4,981
2	United States Treasury Bill	2.121%	12/13/18	5,000,000	4,978
2	United States Treasury Bill	2.142%	12/20/18	5,000,000	4,976
2	United States Treasury Bill	2.192%	12/27/18	5,000,000	4,974
					147,702
Total Temporary Cash Investments (Cost $147,706)					147,702
Total Investments (99.8%) (Cost $1,672,856)					1,963,673
Other Assets and Liabilities-Net (0.2%)					2,975
Net Assets (100%)					1,966,648

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

2 Security is owned by the Vanguard MPF Portfolio, which is a wholly owned subsidiary of the Managed Payout Fund.

3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.

Treasury nor backed by the full faith and credit of the U.S. government.

Derivative Financial Instruments Outstanding as of Period End

Total Return Swaps
				Floating	Value and
				Interest	Unrealized
			Notional	Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)[1]	($000)
Credit Suisse Custom 34
Total Return Index	10/31/18	CSI	150,235	(2.270%)	—
CSI—Credit Suisse International.
1 Payment received/paid monthly.

A. Basis for Consolidation: Vanguard MPF Portfolio ("the subsidiary"), which commenced operations on February 23, 2015. The subsidiary is wholly owned by the fund and is a unit trust established in the Cayman Islands under the Trusts Law (2011 Revision) of the Cayman Islands, which is organized to invest in certain commodity-linked investments on behalf of the fund, consistent with the fund's investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of September 30, 2018, the fund held $149,609,000 in the subsidiary, representing 8% of the fund's net assets. All inter-fund transactions and balances (including the fund's investment in the subsidiary) have been eliminated, and the Consolidated Schedule of Investments includes all investments and other accounts of the subsidiary as if held directly by the fund.

B. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Consolidated Schedule of Investments.

The following table summarizes the market value of the fund's investments as of September 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	1,815,971	—	—
Temporary Cash Investments	—	147,702	—
Total	1,815,971	147,702	—

D. Swap Contracts: The fund gains exposure to commodities through the subsidiary's investment in swaps that earn the total return on a specified commodity index. Under the terms of the swaps, the subsidiary receives the total return on the specified index (receiving the increase or paying the decrease in the value of the specified index), applied to a notional amount. The subsidiary also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the subsidiary invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Consolidated Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the subsidiary. The subsidiary's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The subsidiary mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the subsidiary may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the subsidiary under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the subsidiary's net assets decline below a certain level, triggering a payment by the subsidiary if the subsidiary is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the subsidiary has pledged. Any securities pledged as collateral for open contracts are noted in the Consolidated Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

E. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
	Dec. 31,		Proceeds					Sept 30,
	2017		from	Realized	Change in		Capital Gain	2018
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)

Vanguard Alternative
Strategies Fund	256,682	14,682	26,200	(1,923)	2,918	—	—	246,159
Vanguard Emerging
Markets Stock Index
Fund	106,017	7,149	6,323	939	(11,657)	1,795	—	96,125
Vanguard Global
Minimum Volatility Fund	156,479	1,294	18,200	1,405	8,955	—	—	149,933
Vanguard Market
Liquidity Fund	457	NA1	NA1	1	—	4	—	—
Vanguard Market
Neutral Fund	105,109	626	10,459	887	2,225	66	—	98,388
Vanguard Total Bond
Market II Index Fund	293,863	59,023	72,667	(1,029)	(9,840)	5,739	2	269,350
Vanguard Total
International Bond
Index Fund	125,023	6,364	12,504	(68)	468	964	—	119,283
Vanguard Total
International Stock
Index Fund	421,410	136,048	42,334	725	(25,107)	8,689	—	490,742
Vanguard Total Stock
Market Index Fund	416,260	17,986	209,667	93,412	(71,177)	3,731	—	246,814
Vanguard Value Index
Fund	107,809	4,446	17,571	2,159	2,334	1,764	—	99,177

Total	1,989,109	247,618	415,925	96,508	(100,881)	22,752	2	1,815,971
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD VALLEY FORGE FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: November 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VALLEY FORGE FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: November 16, 2018

VANGUARD VALLEY FORGE FUNDS

/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: November 16, 2018

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file
Number 33-32216, Incorporated by Reference.